As filed with the Securities and Exchange Commission on October 15, 2004

                                              1933 Act Registration No. 33-21660
                                              1940 Act Registration No. 811-5551

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
                                                                  -----
        Pre-Effective Amendment No. _____                         [   ]
                                                                  -----

        Post-Effective Amendment No.   42                         [ X ]
                                      ----                        -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]
                                                                  -----

        Amendment No.  43
                      ----

                        (Check appropriate box or boxes)

                                  AMSOUTH FUNDS
               (Exact name of registrant as specified in charter)
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: 1-800-451-8382

                                 J. David Huber
                                  AmSouth Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Clifford J. Alexander, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D. C. 20036

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)
[ ]  On ___________ pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  On December 1, 2004 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  AmSouth Funds

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A -      Prospectus - Class A Shares; Class B Shares
                    Prospectus - Class I Shares
                    Prospectus  - Institutional Class 1, Institutional Class 2
                                   and Institutional Class 3 Shares

      Part B -      Statement of Additional Information

      Part C -      Other Information

      Signature Page

[AMSOUTH LOGO]




[AMSOUTH LOGO]       INVESTOR GUIDE AND PROSPECTUS




[AMSOUTH LOGO]       CLASS A SHARES
                     CLASS B SHARES



AMSOUTH FUNDS

                                                                DECEMBER 1, 2004

[AMSOUTH LOGO]

                     NOTICE OF PRIVACY POLICY AND PRACTICES

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

   o ACCOUNT APPLICATIONS AND OTHER FORMS, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

   o   ACCOUNT  HISTORY,   including  information  about  the  transactions  and
       balances in a customer's account(s); and

   o CORRESPONDENCE--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

   o   If you request or authorize the disclosure of the information.

   o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

   o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.



                           NOT PART OF THE PROSPECTUS

[AMSOUTH LOGO]




[AMSOUTH LOGO]       PROSPECTUS




[AMSOUTH LOGO]       CLASS A SHARES
                     CLASS B SHARES



AMSOUTH FUNDS


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                                                DECEMBER 1, 2004

AMSOUTH FUNDS                         TABLE OF CONTENTS

                                         DESCRIPTION OF THE FUNDS -- OBJECTIVES,
                                         RISK/RETURN AND  EXPENSES
----------------[GRAPHIC OMITTED]-----------------------------------------------
CAREFULLY REVIEW THIS IMPORTANT       3  Overview
SECTION, WHICH SUMMARIZES EACH        4  EQUITY FUNDS
FUND'S INVESTMENTS, RISKS, PAST       5  Value Fund
PERFORMANCE, AND FEES.                8  Select Equity Fund
                                     11  Enhanced Market Fund
                                     14  Large Cap Fund
                                     17  Capital Growth Fund
                                     20  Mid Cap Fund
                                     23  Small Cap Fund
                                     26  International Equity Fund
                                     29  HYBRID FUNDS
                                     30  Balanced Fund
                                     34  Strategic Portfolios: Aggressive Growth
                                           Portfolio
                                     38  Strategic Portfolios: Growth Portfolio
                                     42  Strategic Portfolios: Growth and Income
                                           Portfolio
                                     46  Strategic Portfolios: Moderate Growth
                                           and Income Portfolio
                                     50  BOND FUNDS
                                     51  Government Income Fund
                                     54  Limited Term Bond Fund
                                     57  High Quality Bond Fund
                                     60  High Quality Municipal Bond Fund
                                     63  Florida Tax-Exempt Fund
                                     66  Tennessee Tax-Exempt Fund
                                     69  MONEY MARKET FUNDS
                                     70  Prime Money Market Fund
                                     73  Treasury Reserve Money Market Fund
                                     76  Tax-Exempt Money Market Fund


                                     ADDITIONAL INVESTMENT STRATEGIES AND RISKS
----------------[GRAPHIC OMITTED]-----------------------------------------------
REVIEW THIS SECTION FOR              79  EQUITY FUNDS
ADDITIONAL INFORMATION ON            79  Value Fund
INVESTMENT STRATEGIES AND            79  Select Equity Fund
INVESTMENT PRACTICES AND             79  Enhanced Market Fund
THEIR RISKS.                         79  Large Cap Fund
                                     79  Capital Growth Fund
                                     79  Mid Cap Fund
                                     79  Small Cap Fund
                                     80  International Equity Fund
                                     80  Equity Funds and Bond Funds
                                     81  HYBRID FUNDS
                                     81  Balanced Fund
                                     81  Strategic Portfolios: Aggressive Growth
                                           Portfolio
                                     81  Strategic Portfolios: Growth Portfolio
                                     81  Strategic Portfolios: Growth and Income
                                           Portfolio
                                     81  Strategic Portfolios: Moderate Growth
                                           and Income Portfolio
                                     81  BOND FUNDS
                                     81  Government Income Fund
                                     82  Limited Term Bond Fund
                                     82  High Quality Bond Fund
                                     82  High Quality Municipal Bond Fund
                                     83  Florida Tax-Exempt Fund
                                     83  Tennessee Tax-Exempt Fund

                                     83  MONEY MARKET FUNDS
                                     83  Prime Money Market Fund
                                     83  Treasury Reserve Money Market Fund
                                     84  Tax-Exempt Money Market Fund

AMSOUTH FUNDS                                TABLE OF CONTENTS

                                   MANAGEMENT
----------------[GRAPHIC OMITTED]-----------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON   90  The Investment Advisor
THE PEOPLE AND ORGANIZATIONS         91  The Investment Sub-advisors
WHO PROVIDE SERVICES TO THE FUNDS.   95  Portfolio Managers
                                     96  The Distributor and Administrator

                             SHAREHOLDER INFORMATION
----------------[GRAPHIC OMITTED]-----------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON   97  Choosing a Share Class
HOW SHARES ARE VALUED, HOW TO        98  Pricing of Fund Shares
PURCHASE, SELL AND EXCHANGE SHARES,  99  Purchasing and Adding to Your Shares
RELATED CHARGES AND PAYMENTS OF     102  Selling Your Shares
DIVIDENDS AND DISTRIBUTIONS.        104  General Policies on Selling Shares
                                    105  Distribution Arrangements/Sales Charges
                                    108  Distribution and Service (12b-1) Fees
                                         and Shareholder Servicing Fees
                                    109  Exchanging Your Shares
                                    110  Dividends, Distributions and Taxes

                             OTHER INFORMATION ABOUT THE FUNDS
----------------[GRAPHIC OMITTED]-----------------------------------------------
                                    112  Financial Highlights

[GRAPHIC]  DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES      OVERVIEW
THE FUNDS                AmSouth Funds is a mutual fund family that offers different classes of shares in separate investment  portfolios ( "Funds "). This prospectus gives you important information about the Class A Shares and Class B Shares of the Equity Funds, the
                         Hybrid  Funds,  the Bond Funds and the Money  Market  Funds that you should know before  investing.  The Funds also offer an  additional  class of shares  called
                         Class I Shares  which is  offered  in a separate  prospectus.  Please  read this prospectus and keep it for future reference.

                         Each Fund  described  in this  prospectus  is a mutual fund. A mutual fund pools shareholders' money and, using professional  investment managers,  invests it in securities like stocks and bonds.  Before you look at specific Funds, you should know a few general basics about investing in mutual funds.

                         The  value of your  investment  in a Fund is based on the  market  prices of the securities  the Fund holds.  These prices change daily due to economic and other events that affect securities  markets  generally,  as well as those that affect particular  companies or  government  units.  These price  movements,  sometimes called  volatility,  will vary  depending on the types of securities a Fund owns and the markets where these securities trade.

                         LIKE OTHER INVESTMENTS,  YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR
                         INVESTMENT  IN A FUND IS NOT A DEPOSIT OR AN  OBLIGATION  OF AMSOUTH  BANK,  ITS
                         AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                         Each Fund has its own  investment  objective  and  strategies  for reaching that objective.  Before  investing,  make sure that the Fund's objective matches your own. Each Fund's portfolio  manager(s)  invests each Fund's assets in a way that the  manager  believes  will help the Fund  achieve its  objective.  A manager's
                         judgments  about  the  stock  markets,   economy  and  companies,  or  selecting
                         investments  may cause a Fund to  outperform  or  underperform  other funds with similar objectives.

                         The  investment  objective  of each Fund is  fundamental  and may not be changed without a vote of a majority of the outstanding shares of that Fund. There is no assurance that any Fund will achieve its investment objective.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                          EQUITY FUNDS

                           These Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

WHO MAY WANT TO INVEST    Consider investing in these Funds if you are:

                              o  seeking a long-term goal such as retirement

                              o looking to add a growth component to your portfolio

                              o willing to accept the risks of investing in the stock markets

                          These Funds may not be appropriate if you are:

                              o  pursuing a short-term goal or investing
                                 emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES         AMSOUTH VALUE FUND

                         RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks capital growth by investing primarily in a diversified portfolio of common stock and securities convertible into common stock, such as convertible bonds and convertible preferred stock. The production of current income is an incidental objective.

PRINCIPAL
INVESTMENT STRATEGIES    The Fund invests primarily in common stocks that the Advisor believes to be undervalued.

                         In managing the Fund's portfolio, the Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities, construct the portfolio and make purchase and sale decisions. The Advisor selects investments believed to have basic investment value that will eventually be recognized by other investors, thus increasing their value to the Fund.

                         The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment
                         Strategies and Risks" or consult the Statement of Additional Information
                         ("SAI").

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.

                         INVESTMENT STYLE RISK: The possibility that the market segment on which this
                         Fund focuses -- undervalued stocks -- will underperform other kinds of investments or market averages.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        AMSOUTH VALUE FUND
The bar chart and table show how            PERFORMANCE BAR CHART AND TABLE
the Fund has performed and how             YEAR-BY-YEAR TOTAL RETURNS AS OF
its performance has varied from            12/31 FOR CLASS A SHARES(1,2) (%)
year to year. The bar chart gives
some indication of risk by                            [BAR GRAPH]
showing changes in the Fund's
yearly performance to demonstrate             1994                   0.37
that the Fund's value varied at               1995                  27.39
different times. The table below              1996                  15.74
compares the Fund's performance               1997                  32.30
over time to that of the S&P 500              1998                  17.61
(R) /Barra Value Index, an                    1999                   3.86
unmanaged market capitalization               2000                   5.08
weighted index comprised of a                 2001                   4.08
subset of the S&P 500 (R) with                2002                 -29.31
low price to book ratios relative             2003                  25.08
to the S&P 500 (R) as a whole.
The Index is not available for                The bar chart above does not
investment and does not reflect               reflect any applicable sales
fees, brokerage commissions or                charges which would reduce
other expenses of investing. Of               returns. The Fund's total return
course, past performance (before              from 1/1/04 to 9/30/04 was ___%.
and after taxes) does not
indicate how the Fund will
perform in the future.


The returns for Class B Shares           Best quarter:     18.35%      6/30/03
will differ from the Class A             Worst quarter:   -26.41%      9/30/02
Shares returns shown in the bar          -------------------------------------
chart because of differences in
the expenses of each class. The                  AVERAGE ANNUAL TOTAL RETURNS
table assumes that Class B                       (for the periods ending
shareholders redeem all of their                 December 31, 2003(1)
Fund shares at the end of the
period indicated.

                                                   1          5         10
                                                 YEAR       YEARS     YEARS
                                                 ----       -----     -----
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                       18.23%     -1.04%     8.13%
CLASS A SHARES Return After Taxes on
Distributions                                   18.03%     -2.94%     5.98%
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares           12.06%     -1.41%     6.22%
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred
Sales Charge)                                   19.26%     -0.92%     8.23%
S&P(R) 500 /BARRA VALUE INDEX(3)                31.79%      1.95%    10.55%

(1)Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 12/1/88. Performance for the Class B Shares, which were first offered on 9/3/97, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

(3) "S&P(R) 500" and "S&P(R)" are registered service marks of Standard & Poors, a division of McGraw-Hill Companies Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  AMSOUTH VALUE FUND
As an investor in the Value Fund,                                       FEES AND EXPENSES
you will pay the following fees
and expenses when you buy and           SHAREHOLDER TRANSACTION EXPENSES        CLASS A      CLASS B
hold shares. Shareholder                (EXPENSES PAID BY YOU DIRECTLY)(1)      SHARES       SHARES
transaction fees are paid from
your account. Annual Fund               Maximum Sales Charge
operating expenses are paid out         (Load) on Purchases                     5.50%(2)      None
of Fund assets, and are reflected       --------------------------------------------------------------
in the share price.                     Maximum Deferred Sales
                                        Charge (Load)                           None          5.00%(3)
-----------------------------------     --------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE        Redemption Fee(4)                       2.00%         2.00%

Some Fund share classes impose a        ANNUAL FUND OPERATING EXPENSES          CLASS A       CLASS B
back end sales charge (load) if         (FEES PAID FROM FUND ASSETS)            SHARES        SHARES
you sell your shares before a
certain period of time has              Management Fee                          0.80%         0.80%
elapsed. This is called a               --------------------------------------------------------------
Contingent Deferred Sales Charge        Distribution and/or Service
("CSDC").                               (12b-1) Fee                             None          0.75%
-----------------------------------     --------------------------------------------------------------
                                        Other Expenses(5)                       ____%         ____%
                                        --------------------------------------------------------------
                                          Total Fund Operating Expenses(5)      ____%         ____%
                                        --------------------------------------------------------------

                                        (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and
                                        other cash management services provided in connection with investment in the Fund.

                                        (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See
                                        "Distribution Arrangements."

                                        (3) A CDSC on Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A
                                        Shares.

                                        (4) To discourage short-term trading, a redemption fee of
                                        2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of
                                        purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class
                                        A Shares and Class B Shares if you request a wire transfer.

                                        (5) Other expenses are being limited to 0.56% for Class A
                                        Shares and 0.56% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class
                                        A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be
                                        discontinued at any time.

Use the example to the right to                                    EXPENSE EXAMPLE
help you compare  the cost of
investing  in the Fund with the                                         1        3       5      10
cost of investing in other mutual                                      YEAR    YEARS   YEARS   YEARS
funds. It illustrates the amount
of fees and expenses you would            CLASS A SHARES              $----    $----   $----   $----
pay, assuming the following:              CLASS B SHARES
                                          Assuming redemption         $----    $----   $----   $----
    o  $10,000 investment                 Assuming no redemption      $----    $----   $----   $----
    o  5% annual return
    o  no changes in the Fund's
       operating expenses
    o  redemption at the end of
       each period

Because actual returns and
operating expenses will be
different, this example is
for comparison only.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        AMSOUTH SELECT EQUITY FUND

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

PRINCIPAL
INVESTMENT STRATEGIES
                         The Fund invests primarily in common stocks of companies with market capitalizations greater than $2 billion at the time of purchase and that possess a dominant market share and have barriers, such as a patent or well-known brand name, that shield their market share and profits from competitors. The Fund's investment sub-advisor does not currently intend to purchase convertible securities.

                         In managing the Fund's portfolio, the sub-advisor continuously monitors a universe of companies possessing "market power" to look for opportunities to purchase these stocks at reasonable prices. "Market power" is a combination of dominant market share and a barrier that protects that market share. In selecting individual securities, the sub-advisor looks for companies that appear undervalued. The sub-advisor then conducts a fundamental analysis of the stock, the industry and the industry structure. The sub-advisor will then purchase those companies whose market power, in the managers' opinion, is intact. As a result, the sub-advisor may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                         The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment
                         Strategies and Risks" or consult the SAI.

PRINCIPAL
INVESTMENT RISKS         Your investment in the Fund may be subject to the following principal risks:

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.

                         INVESTMENT STYLE RISK: The possibility that the market segment on which this
                         Fund focuses - undervalued growth stocks - will underperform other kinds of investments or market averages.

                         NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades). However, the sub-advisor expects that the Fund's annual portfolio turnover rate will average less than 50% each year.

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks"

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        AMSOUTH SELECT EQUITY FUND
The bar chart and table show how         PERFORMANCE BAR CHART AND TABLE
the Fund has performed and how          YEAR-BY-YEAR TOTAL RETURNS AS OF
its performance has varied from         12/31 FOR CLASS A SHARES(1,2) (%)
year to year. The bar chart gives                  [BAR GRAPH]
some indication of risk by
showing changes in the Fund's
yearly performance to demonstrate          1999               -10.12
that the Fund's value varied at            2000                12.66
different times. The table below           2001                 7.45
compares the Fund's performance            2002                -9.12
over time to that of the S&P               2003                26.03
500(R) Index, a widely
recognized, unmanaged index of          The bar chart above does not
500 common stocks ( "S&P 500(R)         reflect any applicable sales
"). The Index is not available          charges which would reduce
for investment and does not             returns. The Fund's total return
reflect fees, brokerage                 from 1/1/04 to 9/30/04 was ___%.
commissions or other expenses of
investing. Of course, past               Best quarter:     17.30%  12/31/00
performance (before and after            Worst quarter:   -13.07%   9/30/99
taxes) does not indicate how the         -------------------------------------
Fund will perform in the future.
                                             AVERAGE ANNUAL TOTAL RETURNS
The returns for Class B Shares               (for the periods ending
will differ from the Class A                 December 31, 2003)(1)
Shares returns shown in the bar
chart because of differences in
the expenses of each class. The
table assumes that Class B
shareholders redeem all of their
Fund shares at the end of the
period indicated.

                                                               SINCE
                                         1          5        INCEPTION
                                        YEAR       YEAR       (9/1/98)
                                        ----       ----       --------
CLASS A SHARES(2)  Return Before
Taxes (with 5.50% sales charge)         19.08%      3.32%       6.81%
CLASS A SHARES Return After Taxes
on Distributions                        18.87%      2.57%       6.06%
CLASS A SHARES Return After Taxes
on Distributions and Sale of Fund
Shares                                  12.66%      2.37%       5.41%
CLASS B SHARES(2) Return Before
Taxes (with applicable Contingent
Deferred Sales Charge)                  20.03%      3.42%       7.03%
S&P(R) 500  INDEX                       28.67%     -0.57%       3.60%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/1/98. Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        AMSOUTH SELECT EQUITY FUND
As an investor in the Select                               FEES AND EXPENSES
Equity Fund, you will pay the
following fees and expenses when      SHAREHOLDER TRANSACTION EXPENSES         CLASS A       CLASS B
you buy and hold shares.              (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES        SHARES
Shareholder transaction fees are      Maximum Sales Charge
paid from your account. Annual        (Load) on Purchases                      5.50%(2)      None
Fund operating expenses are paid      ----------------------------------------------------------------
out of Fund assets, and are           Maximum Deferred Sales
reflected in the share price.         Charge (Load)                            None          5.00%(3)
                                      ----------------------------------------------------------------
-----------------------------------   Redemption Fee(4)                        2.00%         2.00%
CONTINGENT DEFERRED SALES CHARGE      ANNUAL FUND OPERATING EXPENSES           CLASS A       CLASS B
                                      (FEES PAID FROM FUND ASSETS)             SHARES        SHARES
Some Fund share classes impose a      Management Fee                           0.80%         0.80%
back end sales charge (load) if       ----------------------------------------------------------------
you sell your shares before a         Distribution and/or Service
certain period of time has            (12b-1) Fee                              None          0.75%
elapsed. This is called a             ----------------------------------------------------------------
Contingent Deferred Sales Charge      Other Expenses(5)                        ----%         ----%
("CDSC").                             ----------------------------------------------------------------
                                        Total Fund Operating Expenses(5)       ----%         ----%
-----------------------------------   ----------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See
"Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B
Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee."
A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and
Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.54% for Class 1 A Shares and 0.53% for Class B Shares. Total
expenses after fee waivers and expense reimbursements 3 for each class are: Class A Shares, ___%; and
Class B Shares, ___%. Any fee waiver or expense reimbursement 5 arrangement is voluntary and may be discontinued at any time.

Use the example to the right to
help you compare the cost of
investing in the Fund with the
cost of investing in other mutual
funds. It illustrates the amount                               EXPENSE EXAMPLE
of fees and expenses you would
pay, assuming the following:                                      1        3       5      10
                                                                 YEAR    YEARS   YEARS   YEARS
    o  $10,000 investment
                                      CLASS A SHARES            $----    $----   $----   $----
    o  5% annual return              ----------------------------------------------------------
                                      CLASS B SHARES
    o  no changes in the Fund's       Assuming redemption       $----    $----   $----   $----
       operating expenses             Assuming no redemption    $----    $----   $----   $----
                                     ----------------------------------------------------------
    o  redemption at the end of
       each period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        AMSOUTH ENHANCED MARKET FUND

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to produce long-term growth of capital by investing primarily in a diversified portfolio of common stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The
                         Fund's investment sub-advisor does not currently intend to purchase convertible securities.

PRINCIPAL INVESTMENT     The Fund invests in a broadly diversified portfolio of stocks of the companies
STRATEGIES               comprising the S&P 500(R) Index (the "S&P 500(R)"), overweighting relative to their S&P(R) weights those that the sub-advisor believes to be undervalued compared to others in the S&P 500(R). The Fund seeks to maintain risk characteristics similar to those of the S&P 500(R) and, normally, invests at least 80% of its assets in common stocks drawn from the S&P 500(R). The Fund's investment sub-advisor does not currently intend to purchase convertible securities.

                         The sub-advisor's stock selection process utilizes computer-aided quantitative analysis. The sub-advisor's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P 500(R), the sub-advisor hopes to generate more capital growth than that of the S&P 500(R). The sub-advisor's emphasis on technical analysis can result in significant shifts in portfolio holdings at different times. However, stringent risk controls at the style, industry and individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500(R).

                         The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment
                         Strategies and Risks" or consult the SAI.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.

                         INVESTMENT STYLE RISK: The possibility that the market segment on which this
                         Fund focuses - stocks in the S&P 500(R) which are primarily large cap companies - will underperform other kinds of investments or market averages.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        AMSOUTH ENHANCED MARKET FUND
The bar chart and table show how
the Fund has performed and how           PERFORMANCE BAR CHART AND TABLE
its performance has varied from          YEAR-BY-YEAR TOTAL RETURNS AS OF
year to year. The bar chart gives        12/31 FOR CLASS A SHARES(1) (%)
some indication of risk by
showing changes in the Fund's                      [BAR GRAPH]
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below             1999               21.05
compares the Fund's performance              2000               -8.24
over time to that of the S&P                 2001              -12.58
500(R). The Index is not                     2002              -23.47
available for investment and does            2003               27.81
not reflect fees, brokerage
commissions or other expenses of
investing. Of course, past
performance (before and after        The bar chart  above does not  reflect any
taxes) does not indicate how the     applicable   sales   charges  which  would
Fund will perform in the future.     reduce  returns.  The Fund's  total return
                                     from 1/1/04 to 9/30/04 was ___%.

                                     Best quarter:      15.38%        6/30/03
The returns for Class B Shares       Worst quarter:    -18.14%        9/30/02
will differ from the Class A         -----------------------------------------
Shares' returns shown in the bar
chart because of differences in
the expenses of each class. The
table assumes that Class B
shareholders redeem all of their
Fund shares at the end of the
period indicated.

                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                   (for the periods ending
                                                   December 31, 2003)(1)

                                                1         5    SINCE INCEPTION
                                              YEAR      YEAR       (9/1/98)
                                           ------------------------------------
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                    20.79%    -2.14%       2.69%
                                           ------------------------------------
CLASS A SHARES Return After Taxes on
Distributions                                20.64%    -2.64%       2.15%
                                           ------------------------------------
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares        13.67%    -2.04%       2.04%
                                           ------------------------------------
CLASS B SHARES(2) Return Before Taxes

(with applicable Contingent Deferred
Sales Charge)                                21.96%    -2.14%       2.83%
                                           ------------------------------------
S&P(R) 500  INDEX                            28.67%    -0.57%       3.60%
                                           ------------------------------------


(1)Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/1/98. Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                        AMSOUTH ENHANCED
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        MARKETFUND
As an investor in the Enhanced                         FEES AND EXPENSES
Market Fund, you will pay the
following fees and expenses when      SHAREHOLDER TRANSACTION EXPENSES        CLASS A     CLASS B
you buy and hold shares.              (EXPENSES PAID BY YOU DIRECTLY)(1)      SHARES      SHARES
Shareholder transaction fees are      Maximum Sales Charge
paid from your account. Annual        (Load) on Purchases                     5.50%(2)    None
Fund operating expenses are paid      ------------------------------------------------------------
out of Fund assets, and are           Maximum Deferred Sales
reflected in the share price.         Charge (Load)                            None       5.00%(3)
                                      ------------------------------------------------------------
-----------------------------------   Redemption Fee(4)                        2.00%      2.00%
CONTINGENT DEFERRED SALES CHARGE      ANNUAL FUND OPERATING EXPENSES           CLASS A    CLASS B
                                      (FEES PAID FROM FUND ASSETS)             SHARES     SHARES
Some Fund share classes impose a      Management Fee                           0.35%      0.35%
back end sales charge (load) if       ------------------------------------------------------------
you sell your shares before a         Distribution and/or Service
certain period of time has            (12b-1) Fee                              None       0.75%
elapsed. This is called a             ------------------------------------------------------------
Contingent Deferred Sales Charge      Other Expenses(5)                        ___%       ___%
("CDSC").                             ------------------------------------------------------------
-----------------------------------     Total Fund Operating Expenses(5)       ___%       ___%
                                      ------------------------------------------------------------

                                       (1) AmSouth Bank or other financial institutions
                                       may charge their customer account fees for
                                       automatic investment and other cash management
                                       services provided in connection with investment
                                       in the Fund.

                                       (2) Sales charges may be reduced depending upon
                                       the amount invested or, in certain
                                       circumstances, waived. Class A Shares bought as
                                       part of an investment of $1 million or more are
                                       not subject to an initial sales charge, but may
                                       be charged a CDSC of 1.00% if sold within one
                                       year of purchase. See "Distribution
                                       Arrangements."

                                       (3) A CDSC on  Class B  Shares  held  continuously
                                       declines  over six years  starting with year one
                                       and ending in year seven  from:  5%, 4%, 3%, 3%,
                                       2%,  1%.   Approximately   eight   years   after
                                       purchase,  Class B Shares automatically  convert
                                       to Class A Shares.

                                       (4) To discourage short-term trading, a
                                       redemption fee of 2.00% will be charged on
                                       sales or exchanges of Class A Shares and Class
                                       B Shares made within 30 days of the date of
                                       purchase. See  "Redemption Fee."  A wire
                                       transfer fee of $7.00 will be deducted from the
                                       amount of your redemption of Class A Shares and
                                       Class B Shares if you request a wire transfer.

                                       (5) Other expenses are being limited to 0.55% for
                                       Class A Shares and 0.55% for Class B Shares.
                                       Total expenses after fee waivers and expense
                                       reimbursements for each class are: Class A
                                       Shares, ___%; and Class B Shares, ___%. Any fee
                                       waiver or expense reimbursement arrangement is
                                       voluntary and may be discontinued at any time.

Use the example to the right
to help you compare the cost
of investing in the Fund with
the cost of investing in other
mutual funds. It illustrates
the amount of fees and
expenses you would pay,
assuming the following:

   o   $10,000 investment

   o   5% annual return

   o   no changes in the Fund's
       operating expenses

   o   redemption at the end of
       each period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.

                                              EXPENSE EXAMPLE

                                                 1        3       5      10
                                                YEAR    YEARS   YEARS   YEARS

                     CLASS A SHARES            $----    $----   $----   $----
                     CLASS B SHARES
                     Assuming redemption       $----    $----   $----   $----
                     Assuming no redemption    $----    $----   $----   $----

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES             AMSOUTH LARGE CAP FUND


                             RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks to provide investors with long-term capital appreciation.

PRINCIPAL INVESTMENT     The Fund invests primarily in equity securities of large U.S. companies with
STRATEGIES               market capitalizations over $1 billion that the Advisor believes have the potential to provide capital appreciation and growth of income.

                         In choosing stocks for the Fund, the Advisor's strategy is to select what are in the Advisor's opinion, well-managed U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. The Advisor seeks to diversify the Fund's portfolio within various industries typically comprising those the Advisor believes to be the classic growth sectors of the U.S.
                         economy: Technology, Consumer Non-Durables, Health Care, Business Equipment
                         and Services, Retail, Capital Goods and Financials.

                         The Fund invests for long term growth rather than short term profits.


                         For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL INVESTMENT     Your investment in the Fund may be subject to the following principal risks:
RISKS

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.

                         INVESTMENT STYLE RISK: The possibility that the market segment on which this
                         Fund focuses -- securities of large cap companies -- will underperform other kinds of investments or market averages.

                              The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES             AMSOUTH LARGE CAP FUND
The bar chart and table show how              PERFORMANCE BAR CHART AND TABLE
the Fund has performed and how its           YEAR-BY-YEAR TOTAL RETURNS AS OF
performance has varied from year              12/31 FOR CLASS A SHARES(1) (%)
to year. The bar chart gives some
indication of risk by showing                           [BAR GRAPH]
changes in the Fund's yearly
performance to demonstrate that
the Fund's value varied at                      1994               1.78
different times. The table below                1995              34.99
compares the Fund's performance                 1996              17.63
over time to that of the S&P 500(R)             1997              35.93
.. The Index is not available for                1998              37.87
investment and does not reflect                 1999              18.85
fees, brokerage commissions or                  2000              -2.22
other expenses of investing. Of                 2001             -11.29
course, past performance (before                2002             -23.27
and after taxes) does not indicate              2003              25.59
how the Fund will perform in the
future.


The returns for Class B Shares will
differ from the Class A Shares'        The bar chart  above  does not  reflect
returns shown in the bar chart         any  applicable sales  charges  which
because of differences in the          would reduce  returns.  The Fund's total
expenses of each class. The table      return from 1/1/04 to 9/30/04 was ____%.
assumes that Class B shareholders
redeem all of their Fund shares at
the end of the period indicated.       Best quarter:       24.83%   12/31/98
                                       Worst quarter:     -17.87%    9/30/02
                                       ---------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS
                                            (for the periods ending
                                            December 31, 2003)(1)

                                                 1           5          10
                                                YEAR       YEARS       YEARS
                                             -----------------------------------
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                     18.66%      -1.25%       11.02%
                                             -----------------------------------
CLASS A SHARES Return After Taxes on
Distributions                                 18.64%      -2.83%        9.56%
                                             -----------------------------------
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares         12.15%      -1.33%        9.32%
                                             -----------------------------------
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred          19.64%      -1.18%       10.65%
 Sales Charge)
                                             -----------------------------------
 S&P 500(R) INDEX                             28.67%      -0.57%       11.06%
                                             -----------------------------------

(1)Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2)The quoted returns reflect the performance from 8/3/92 to 12/13/98 of the DG Equity Fund and from 12/14/98 to 3/12/00 of the ISG Large Cap Equity Fund, which were open-end investment companies that were predecessor funds to the Large Cap Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares were first offered on 8/3/92. Performance for the Class B Shares, which were first offered on 12/15/98, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor funds, (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES             AMSOUTH LARGE CAP FUND
As an investor in the Large Cap                           FEES AND EXPENSES
Fund, you will pay the following
fees and expenses when you buy           SHAREHOLDER TRANSACTION EXPENSES        CLASS A     CLASS B
and hold shares. Shareholder             (EXPENSES PAID BY YOU DIRECTLY)(1)      SHARES      SHARES
transaction fees are paid from           Maximum Sales Charge
your account. Annual Fund                (Load) on Purchases                     5.50%(2)    None
operating expenses are paid out          ------------------------------------------------------------
of Fund assets, and are reflected        Maximum Deferred Sales
in the share price.                      Charge (Load)                            None       5.00%(3)
                                         ------------------------------------------------------------
-----------------------------------      Redemption Fee(4)                        2.00%      2.00%
CONTINGENT DEFERRED SALES CHARGE         ANNUAL FUND OPERATING EXPENSES           CLASS A    CLASS B
                                         (FEES PAID FROM FUND ASSETS)             SHARES     SHARES
Some Fund share classes impose a         Management Fee                           0.80%      0.80%
back end sales charge (load) if          ------------------------------------------------------------
you sell your shares before a            Distribution and/or Service
certain period of time has               (12b-1) Fee                              None       0.75%
elapsed. This is called a                ------------------------------------------------------------
Contingent Deferred Sales Charge         Other Expenses(5)                        ___%       ___%
("CDSC").                                ------------------------------------------------------------
                                           Total Fund Operating Expenses(5)       ___%       ___%
-----------------------------------      ------------------------------------------------------------

                                         (1) AmSouth Bank or other financial institutions may
                                         charge their customer account fees for automatic
                                         investment and other cash management services
                                         provided in connection with investment in the Fund.

                                         (2) Sales charges may be reduced depending upon the
                                         amount invested or, in certain circumstances,
                                         waived. Class A Shares bought as part of an
                                         investment of $1 million or more are not subject
                                         to an initial sales charge, but may be charged a
                                         CDSC of 1.00% if sold within one year of purchase.
                                         See  "Distribution Arrangements."

                                         (3) For Class B Shares purchased prior to the
                                         combination of AmSouth Funds with ISG Funds, the
                                         CDSC on such Class B Shares held continuously
                                         declines over six years, starting with year one
                                         and ending in year seven from: 4%, 3%, 3%, 2%, 2%,
                                         1%. For all other Class B Shares held
                                         continuously, the CDSC declines over six years,
                                         starting with year one and ending in year seven
                                         from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight
                                         years after purchase (seven years in the case of
                                         Shares acquired in the ISG combination), Class B
                                         Shares automatically convert to Class A Shares.

                                         (4) To discourage short-term trading, a redemption
                                         fee of 2.00% will be charged on sales or
                                         exchanges of Class A Shares and Class B Shares
                                         made within 30 days of the date of purchase. See
                                         "Redemption Fee." A wire transfer fee of $7.00
                                         will be deducted from the amount of your
                                         redemption of Class A Shares and Class B Shares
                                         if you request a wire transfer.

                                       25

                                         (5) Other expenses are being limited to 0.46% for
                                         Class A Shares and 0.46% for Class B Shares.
                                         Total expenses after fee waivers and expense
                                         reimbursements for each class are: Class A
                                         Shares, ___%; and Class B Shares, ___%. Any fee
                                         waiver or expense reimbursement arrangement is
                                         voluntary and may be discontinued at any time.



Use the example to the right to
help you compare the cost of
investing in the Fund with the
cost of investing in other mutual
funds. It illustrates the amount
of fees and expenses you would
pay, assuming the following:

    o  $10,000 investment

    o  5% annual return

    o  no changes in the Fund's
       operating expenses

    o  redemption at the end of
       each time period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.


                         EXPENSE EXAMPLE

                                                1        3       5      10
                                               YEAR    YEARS   YEARS   YEARS

CLASS A SHARES                                $----    $----   $----   $----
--------------------------------------------------------------------------------
CLASS B SHARES
Assuming redemption                           $----    $----   $----   $----
Assuming no redemption                        $----    $----   $----   $----

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  AMSOUTH CAPITAL GROWTH FUND

                             RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to provide investors with capital growth.

PRINCIPAL INVESTMENT     The Fund invests primarily in equity securities of U.S. companies with market
STRATEGIES               capitalizations of at least $1 billion that the Advisor believes offer opportunities for capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.

                         In choosing stocks for the Fund, the Advisor first identifies industries that it believes will expand over the next few years or longer. The Advisor then uses fundamental analysis of company financial statements to find large U.S.
                         companies within these industries that offer the prospect of solid earnings growth. The Advisor also may consider other factors in selecting investments for the Fund, including the development of new or improved products or services, opportunities for greater market share, more effective management or other signs that the company will have greater than average earnings growth and capital appreciation.

                         The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                         For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL INVESTMENT     Your investment in the Fund may be subject to the following principal risks:
RISKS

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.


                         INVESTMENT STYLE RISK: The possibility that the market segment on which this
                         Fund focuses -- securities of medium sized growth companies -- will underperform other kinds of investments or market averages.


                         NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active rading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."

DESCRIPTION OF THE FUNDS  --  OBJECTIVES,  RISK/RETURN AND EXPENSES             AMSOUTH CAPITAL GROWTH FUND

                                              PERFORMANCE BAR CHART AND TABLE
                                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A
                                                       SHARES(1,2) (%)
The bar chart and table show how                         [BAR GRAPH]
the Fund has performed and how
its performance has varied from                  1994                 -0.42
year to year. The bar chart gives                1995                 30.42
some indication of risk by                       1996                 22.25
showing changes in ths Fund's                    1997                 30.79
yearly performance to demonstrate                1998                 32.05
that the Fund's valuh varied at                  1999                 21.85
different times. The table below                 2000                 -0.69
compares the Fund'n performance                  2001                -21.75
over time to that of the S&P(R)                  2002                -25.17
500 /Barra Growts Index, a widely                2003                 26.36
recognized, unmanaged index of
the stocks ix the S&P(R) 500
having high price-to-book ratios.
The Index is not available for
investment and the performance of
each Inder does not reflect fees,
brokerage commissions or other
expensee of investing. Of course,
past performance (before and afte
taxes) does not indicate how the
Fund will perform in th future.

The returns for Class B Shares          The bar chart above does not reflect any
will differ from the Class A            applicable sales charges which would
Shares' returns shown in the bar        reduce returns. The Fund's total return
chart because of differences in         from 1/1/04 to 9/30/04 was ____%.
the expenses of each class. The
table assumes that Class B
shareholders redeem all of their        Best quarter:      22.63%   12/31/98
Fund shares at the end of the           Worst quarter:    -21.26%    9/30/01
period indicated.                       ---------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                               (for the periods ending
                                               December 31, 2003)(1)
                                        -------------------------------------

                                                 1           5          10
                                                YEAR       YEARS       YEARS

CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                      19.39%      -3.29%       8.79%
CLASS A SHARES Return After Taxes on
Distributions                                  19.39%      -4.65%        N/A
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares          12.60%      -3.20%        N/A
CLASS B SHARES(3) Return Before Taxes
(with applicable Contingent Deferred Sales     20.38%      -3.15%       8.40%
Charge)
S&P(R) 500 /BARRA GROWTH INDEX                 25.66%      -3.49%      11.12%

DESCRIPTION OF THE FUNDS  --  OBJECTIVES,  RISK/RETURN AND EXPENSES     AMSOUTH CAPITAL GROWTH FUND

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 4/1/96 to 3/12/00 of the ISG Capital Growth Fund, an open-end investment company that was the predecessor fund to the AmSouth Capital Growth Fund. The
ISG Capital Growth Fund commenced operations on 4/1/96 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund and commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the
Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 4/1/96.

(3) Performance for the Class B Shares, which were first offered on 2/5/98, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor fund and commingled accounts, (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's
Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A
Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares"
may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,  RISK/RETURN AND EXPENSES          AMSOUTH CAPITAL GROWTH FUND

                                                                         FEES AND EXPENSES
As an investor in the Capital           SHAREHOLDER TRANSACTION EXPENSES          CLASS A      CLASS B
Growth Fund, you will pay the           (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES       SHARES
following fees and expenses when
you buy and hold shares.                Maximum Sales Charge
Shareholder transaction fees are        (Load) on Purchases                        5.50%(2)     None
paid from your account. Annual          Maximum Deferred Sales
Fund operating expenses are paid        Charge (Load)                              None         5.00%(3)
out of Fund assets, and are             Redemption Fee(4)                          2.00%        2.00%
reflected in the share price.
-----------------------------------

CONTINGENT DEFERRED SALES CHARGE        ANNUAL FUND OPERATING EXPENSES            CLASS A      CLASS B
Some Fund share classes impose a        (FEES PAID FROM FUND ASSETS)              SHARES       SHARES
back end sales charge (load) if
you sell your shares before a           Management Fee                             0.80%        0.80%
certain period of time has              Distribution and/or Service
elapsed. This is called a               (12b-1) Fee                                None         0.75%
Contingent Deferred Sales Charge.       Other Expenses(5)                          ____%        ____%
("CDSC").                                 Total Fund Operating Expenses(5)         ____%        ____%

-----------------------------------

                                        (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

                                        (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution
                                        Arrangements."

                                        (3) For Class B Shares purchased prior to the combination of
                                        AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B Shares held continuously, the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A
                                        Shares.

                                        (4) To discourage short-term trading, a redemption fee of 2.00%
                                        will be charged on sales or exchanges of Class A Shares and
                                        Class B Shares made within 30 days of the date of purchase. See
                                        "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class
                                        B Shares if you request a wire transfer.

                                        (5) Other expenses are being limited to 0.51% for Class A
                                        Shares and 0.51% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A
                                        Shares, ___%; and Class B Shares, ___%. Any fee waiver or
                                        expense reimbursement arrangement is voluntary and may be
                                        discontinued at any time.

Use the example to the right to                                  EXPENSE EXAMPLE
help you compare the cost of
investing in the Fund with the                                      1        3       5      10
cost of investing in other mutual                                  YEAR    YEARS   YEARS   YEARS
funds. It illustrates the amount
of fees and expenses you would          CLASS A SHARES            $----    $----   $----   $----
pay, assuming the following:            CLASS B SHARES
                                        Assuming redemption       $----    $----   $----   $----
   o   $10,000 investment               Assuming no
   o   5% annual return                 redemption                $----    $----   $----   $----
   o   no changes in the Fund's
       operating expenses
   o   redemption at the end of
       each time period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.

                                                                           AMSOUTH MID CAP FUND
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to provide investors with capital appreciation.

PRINCIPAL
INVESTMENT STRATEGIES    The Fund invests in a broadly diversified portfolio of S&P(R) MidCap 400 Index
                         ("S&P(R) 400") stocks, overweighting relative to their S&P(R) 400 weights those that the Fund's investment sub-advisor believes to be undervalued compared to others in the S&P(R) 400. The Fund seeks to maintain risk characteristics similar to those of the S&P(R) 400 and, normally, invests at least 80% of its assets in common stocks of companies comprising the S&P(R)
                         400. As of October 31, 2004, companies in the S&P(R) 400 had market capitalizations between $[___] million and $[___] billion.

                         The sub-advisor's stock selection process utilizes computer-aided quantitative analysis. The sub-advisor's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P(R) 400, the sub-advisor hopes to generate more capital growth than that of the S&P(R) 400. The sub-advisor's emphasis on technical analyses can result in significant shifts in portfolio holdings at different times. However, stringent risk controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics similar to those of the S&P(R) 400.

                         For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.

                         INVESTMENT STYLE RISK: The possibility that the market segment on which this
                         Fund focuses -- securities of mid-cap companies -- will underperform other kinds of investments or market averages.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                   AMSOUTH MID CAP FUND

The bar chart and table on this           PERFORMANCE BAR CHART AND TABLE
page show how the Fund has               YEAR-BY-YEAR TOTAL RETURNS AS OF
performed. The bar chart shows            12/31 FOR CLASS A SHARES(1) (%)
the performance of the Fund's
Class A Shares for its first full                  [BAR GRAPH]
calendar year of operations. The
table below compares the Fund's
performance over time to that of            2000                -14.95
the S&P(R) 400, a widely                    2001                -23.07
recognized, unmanaged index of              2002                -19.73
400 domestic stocks. The Index is           2003                 34.27
not available for investment and
does not reflect fees, brokerage
commissions or other expenses of
investing. Of course, past
performance (before and after
taxes) does not indicate how the
Fund will perform in the future.

                                       The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was ___%.

The returns for Class B Shares         Best quarter:     17.06%    6/30/03
will differ from the Class A           Worst quarter:   -21.79%    9/30/01
Shares' returns shown in the bar
chart because of differences in
the expenses of each class. The
table assumes that Class B
shareholders redeem all of their           AVERAGE ANNUAL TOTAL RETURNS
Fund shares at the end of the                (for the periods ending
period indicated.                              December 31, 2003)(1)

                                              1                 SINCE INCEPTION
                                             YEAR                   (5/4/99)
CLASS A SHARES(2) Return Before
Taxes (with 5.50% sales charge)             26.88%                   3.14%
CLASS A SHARES Return After Taxes
on Distributions                            26.85%                   3.14%
CLASS A SHARES Return After Taxes
on Distributions and Sale of Fund
Shares                                      17.50%                   2.69%
CLASS B SHARES(2) Return Before
Taxes (with applicable Contingent
Deferred Sales Charge)                      28.21%                   3.16%
S&P(R) MIDCAP 400 INDEX(2)                  35.62%                   9.42%

(1)Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 5/4/99 to 3/12/00 of the ISG Mid-Cap Fund, an open-end investment company that was the predecessor fund to the Mid-Cap Fund. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were both first offered on 5/4/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES             AMSOUTH MID CAP FUND
As an investor in the Mid Cap                                           FEES AND EXPENSES
Fund, you will pay the following
fees and expenses when you buy         SHAREHOLDER TRANSACTION EXPENSES          CLASS A      CLASS B
and hold shares. Shareholder           (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES       SHARES
transaction fees are paid from
your account. Annual Fund              Maximum Sales Charge
operating expenses are paid out        (Load) on Purchases                        5.50%(2)     None
of Fund assets, and are reflected      Maximum Deferred Sales
in the share price.                    Charge (Load)                              None         5.00%(3)
                                       Redemption Fee(4)                          2.00%        2.00%


                                       ANNUAL FUND OPERATING EXPENSES            CLASS A      CLASS B
                                       (FEES PAID FROM FUND ASSETS)              SHARES       SHARES
-----------------------------------
CONTINGENT DEFERRED SALES CHARGE       Management Fee                             0.90%        0.90%
Some Fund share classes impose a       Distribution and/or Service
back end sales charge (load) if        (12b-1) Fee                                None         0.75%
you sell your shares before a          Other Expenses(5)                          ____%        ____%
certain period of time has               Total Fund Operating Expenses(5)         ____%        ____%
elapsed. This is called a
Contingent Deferred Sales Charge
("CDSC").

-----------------------------------

                                       (1)AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and
                                       other cash management services provided in connection with investment in the Fund.

                                       (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See
                                       "Distribution Arrangements."

                                       (3) For Class B Shares purchased prior to the combination of
                                       AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%.
                                       For all other Class B Shares held continuously, the CDSC
                                       declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

                                       (4) To discourage short-term trading, a redemption fee of
                                       2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of
                                       purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class
                                       A Shares and Class B Shares if you request a wire transfer.

                                       (5) Other expenses are being limited to 0.15% for Class A
                                       Shares and 0.15% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class
                                       A Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be
                                       discontinued at any time.

Use the example to the right to                                   EXPENSE EXAMPLE
help you compare the cost of
investing in the Fund with the                                       1        3       5      10
cost of investing in other mutual                                   YEAR    YEARS   YEARS   YEARS
funds. It illustrates the amount
of fees and expenses you would           CLASS A SHARES            $----    $----   $----   $----
pay, assuming the following:             CLASS B SHARES
                                         Assuming redemption       $----    $----   $----   $----
   o   $10,000 investment                Assuming no
   o   5% annual return                  redemption                $----    $----   $----   $----
   o   no changes in the Fund's
       operating expenses
   o   redemption at the end of
       each period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES              AMSOUTH SMALL CAP FUND

                         RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                         Any current income generated from these securities is incidental.

PRINCIPAL
INVESTMENT STRATEGIES    The Fund invests primarily in common stocks of companies with small market capitalizations at the time of purchase in the range of companies in the
                         Russell 2000(R) Growth Index. As of October 31, 2004, companies in the Russell
                         2000(R) Growth Index had market capitalizations between $[__] million and
                         $[__] billion.

                         In managing the Fund's portfolio, the Fund's investment sub-advisor seeks smaller companies with above-average growth potential. Factors the sub-advisor typically considers in selecting individual securities include positive changes in earnings estimates for future growth, higher than market average profitability, a strategic position in a specialized market, earnings growth consistently above market, and fundamental value.

                         The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment
                         Strategies and Risks" or consult the SAI.

                                                  37

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.

                         SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial wellbeing may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                         INVESTMENT STYLE RISK: The possibility that the market segment on which this
                         Fund focuses--small company growth stocks--will underperform other kinds of investments or market averages.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."



DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES              AMSOUTH SMALL CAP FUND
The bar chart and table show how
the Fund has performed and how
its performance has varied from
year to year. The bar chart gives         PERFORMANCE BAR CHART AND TABLE
some indication of risk by                YEAR-BY-YEAR TOTAL RETURNS AS OF
showing changes in the Fund's             12/31 FOR CLASS A SHARES(1) (%)
yearly performance to demonstrate
that the Fund's value varied at                     [BAR GRAPH]
different times. The table below
compares the performance of Class
A Shares and Class B Shares over               1999            15.97
time to that of the Russell                    2000            18.68
2000(R) Growth Index, a                        2001           -27.81
recognized, unmanaged index of                 2002           -26.75
common stocks of small- to                     2003            34.42
mid-sized companies. The Index is
not available for investment and
does not reflect fees, brokerage
commissions or other expenses of
investing. Of course, past
performance (before and after
taxes) does not indicate how the
Fund will perform in the future.

The returns for Class B Shares          The bar chart above does not reflect
will differ from the Class A            any applicable sales charges which
Shares' returns shown in the bar        would reduce returns. The Fund's
chart because of differences in         total return from 1/1/04to 9/30/04 was
the expenses of each class. The         ___%.
table assumes that Class B
shareholders redeem all of their        Best quarter:       27.37%   12/31/99
Fund shares at the end of the           Worst quarter:     -20.17%    9/30/01
period indicated.


                                             AVERAGE ANNUAL TOTAL RETURNS
                                                (for the periods ending
                                                  December 31, 2003)(1)
                                             ------------------------------
                                            1          5       SINCE INCEPTION
                                           YEAR      YEAR         (3/2/98)
CLASS A SHARES Return Before
Taxes (with 5.50% sales charge)           26.99%     -1.57%         -2.35%
CLASS A SHARES Return After Taxes
on Distributions                          26.99%     -2.25%         -2.93%
CLASS A SHARES Return After Taxes
on Distributions and Sale of Fund
Shares                                    17.55%     -1.64%         -2.25%
CLASS B SHARES Return Before
Taxes (with applicable Contingent
Deferred Sales Charge)                    28.17%     -1.55%         -2.33%
RUSSELL 2000(R)  GROWTH INDEX             48.54%      0.86%          0.28%


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2)Class A Shares and Class B Shares were both first offered on 3/2/98.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                AMSOUTH SMALL CAP FUND

                                                                         FEES AND EXPENSES
As an investor in the Small Cap         SHAREHOLDER TRANSACTION EXPENSES          CLASS A      CLASS B
Fund, you will pay the following        (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES       SHARES
fees and expenses when you buy
and hold shares. Shareholder            Maximum Sales Charge
transaction fees are paid from          (Load) on Purchases                        5.50%(2)     None
your account. Annual Fund               Maximum Deferred Sales
operating expenses are paid out         Charge (Load)                              None         5.00%(3)
of Fund assets, and are reflected       Redemption Fee(4)                          2.00%        2.00%
in the share price.

-----------------------------------
                                        ANNUAL FUND OPERATING EXPENSES            CLASS A      CLASS B
CONTINGENT DEFERRED SALES CHARGE        (FEES PAID FROM FUND ASSETS)              SHARES       SHARES
Some Fund share classes impose a
back end sales charge (load) if         Management Fee                             0.80%        0.80%
you sell your shares before a           Distribution and/or Service
certain period of time has              (12b-1) Fee                                None         0.75%
elapsed. This is called a               Other Expenses(5)                          ____%        ____%
Contingent Deferred Sales Charge          Total Fund Operating Expenses(5)         ____%        ____%
("CDSC").
-----------------------------------

                                        (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and
                                        other cash management services provided in connection with investment in the Fund.

                                        (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A
                                        Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be
                                        charged a CDSC of 1.00% if sold within one year of purchase.
                                        See "Distribution Arrangements."

                                        (3) For Class B Shares purchased prior to the combination of
                                        AmSouth Funds with ISG Funds, the CDSC on such Class B
                                        Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%,
                                        2%, 1%. For all other Class B Shares held continuously, the
                                        CDSC declines over six years, starting with year one and
                                        ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.
                                        Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B
                                        Shares automatically convert to Class A Shares.

                                        (4) To discourage short-term trading, a redemption fee of
                                        2.00% will be charged on sales or exchanges of Class A
                                        Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class
                                        A Shares and Class B Shares if you request a wire transfer.

                                        (5)Other expenses are being limited to 0.40% for Class A
                                        Shares and 0.40% for Class B Shares. Total expenses after
                                        fee waivers and expense reimbursements for each class are:
                                        Class A Shares, ___%; and Class B Shares, ___%. Any fee
                                        waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example to the right to                                   EXPENSE EXAMPLE
help you compare the cost of
investing in the Fund with the                                       1        3       5      10
cost of investing in other mutual                                   YEAR    YEARS   YEARS   YEARS
funds. It illustrates the amount
of fees and expenses you would           CLASS A SHARES            $----    $----   $----   $----
pay, assuming the following:             CLASS B SHARES
                                         Assuming redemption       $----    $----   $----   $----
   o   $10,000 investment                Assuming no redemption    $----    $----   $----   $----
   o   5% annual return
   o   no changes in the Fund's
       operating expenses
   o   redemption at the end of
       each period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES         AMSOUTH INTERNATIONAL EQUITY FUND

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to provide investors with capital appreciation.

PRINCIPAL                The Fund seeks to achieve its objective by investing in the stocks of large
INVESTMENT STRATEGIES    non-U.S. companies that the Fund's investment sub-advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the sub-advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria the sub-advisor uses for assessing value are subject to change from time to time.

                         The sub-advisor believes that equity investing should involve a long-term view and a focus on asset class selection, not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Generally, the sub-advisor structures a portfolio by: 1) starting with a universe of securities, 2) creating a sub-set of companies meeting the sub-advisor's investment guidelines, 3) excluding certain companies after analyzing various factors and 4) purchasing stocks so the portfolio is generally market capitalization weighted within countries.

                         The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                         The Fund invests in the stocks of large companies in countries with developed markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than
                         40% of the Fund's assets are invested in such companies in any one country.
                         The sub-advisor determines company size on a country or region specific basis and using primarily market capitalization. In the countries or regions authorized for investment, the sub-advisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations.
                         The sub-advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Fund with respect to each country or region. As of the date of this prospectus, on an aggregate basis for the Fund, the sub-advisor considers large companies to be those companies with a market capitalization of at least
                         $669 million. This threshold will vary by country or region and will change with market conditions.

                         The Fund intends to purchase securities within each applicable country or region using a market capitalization weighted approach. The sub-advisor, using this approach and its best judgment, will seek to set country or region weights based on the relative market capitalization of eligible large companies within each country or region. When investing on a market capitalization weighted basis, the sub-advisor will use a market capitalization weighted approach which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the sub-advisor determines appropriate, given market conditions. As a result, the weighting of certain countries in the Fund's portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or
                         Salomon/Smith Barney.

                                                  42

                         For a more complete description of the various securities in which a Fund may invest, please see "Additional Investment Strategies and Risks" or consult the
                         SAI.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.

                         FOREIGN INVESTMENT RISK: Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. The Fund's performance will be influenced by political, social and economic factors affecting companies in foreign countries. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested. The Fund generally does not hedge foreign currency risk.

                         NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES            AMSOUTH INTERNATIONAL EQUITY FUND

The bar chart and table show how
the Fund has performed and how
its performance has varied from
year to year. The bar chart gives
some indication of risk by
showing changes in the Fund's
yearly performance to demonstrate
that the Fund's value varied at
different times. The table below
compares the performance of Class
A Shares over time to that of
Morgan Stanley Capital
International Europe,
Australasia, Far East ("EAFE")               PERFORMANCE BAR CHART AND TABLE
Index, a widely recognized,               YEAR-BY-YEAR TOTAL RETURNS AS OF
unmanaged index of foreign                   12/31 FOR CLASS A SHARES(1) (%)
securities representing major                          [BAR GRAPH]
non-U.S. stock markets. The Index
is not available for investment
and does not reflect fees,                        1998             9.48
brokerage commissions or other                    1999            26.77
expenses of investing. Both the                   2000           -11.50
bar chart and the table assume                    2001           -24.31
the reinvestment of dividends and                 2002           -14.95
distributions. Of course, past                    2003            52.67
performance (before and after
taxes) does not indicate how the
Fund will perform in the future.

The returns for Class B Shares          The bar chart above does not reflect any
will differ from the Class A            applicable sales charges which would
Shares' returns shown in the bar        reduce returns.  The Fund's total
chart because of differences in         return from 1/1/04 to 9/30/04 was ___%.
the expenses of each class. The
table assumes that Class B              Best quarter:      23.15%     6/30/03
shareholders redeem all of their        Worst quarter:    -20.23%     9/30/02
Fund shares at the end of the           ----------------------------------------
period indicated.

                                           AVERAGE ANNUAL TOTAL RETURNS
                                           (for the periods ending
                                           December 31, 2003)(1)

                                          1             5        SINCE INCEPTION
                                         YEAR         YEARS         (8/15/97)(3)
CLASS A SHARES(2) Return Before
Taxes (with 5.50% sales charge)         44.37%        0.82%           1.60%
CLASS A SHARES Return After Taxes
on Distributions                        44.18%        0.52%           1.35%
CLASS A SHARES Return After Taxes
on Distributions and Sale of Fund
Shares                                  29.08%        0.57%           1.25%
CLASS B SHARES(2) Return Before
Taxes applicable Contingent
Deferred Sales Charge)                  46.96%        0.89%           1.74%
EAFE INDEX                              39.17%        0.26%           1.84%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 8/15/97 to 12/13/98 of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG International Equity Fund, which were open-end investment companies that were the predecessor funds to the International Equity Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares were first offered on 8/15/97. Performance for the Class B Shares, which were first offered on 2/2/99, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor funds, (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B distribution (12b-1) fees and the contingent deferred sales charge.

(3) The performance of the EAFE was calculated from 7/31/97.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                              AMSOUTH INTERNATIONAL
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                        EQUITY FUND

                                                                         FEES AND EXPENSES
As an investor in the                   SHAREHOLDER TRANSACTION EXPENSES          CLASS A      CLASS B
International Equity Fund, you          (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES       SHARES
will pay the following fees and
expenses when you buy and hold          Maximum Sales Charge
shares. Shareholder transaction         (Load) on Purchases                        5.50%(2)     None
fees are paid from your account.        Maximum Deferred Sales
Annual Fund operating expenses          Charge (Load)                              None         5.00%(3)
are paid out of Fund assets, and        Redemption Fee(4)                          2.00%        2.00%
are reflected in the share price.


                                        ANNUAL FUND OPERATING EXPENSES            CLASS A      CLASS B
                                        (FEES PAID FROM FUND ASSETS)              SHARES       SHARES
CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a        Management Fee                             0.90%        0.90%
back end sales charge (load) if         Distribution and/or Service
you sell your shares before a           (12b-1) Fee                                None         0.75%
certain period of time has              Other Expenses5                            ____%        ____%
elapsed. This is called a                 Total Fund Operating Expenses5           ____%        ____%
Contingent Deferred Sales Charge
("CDSC").

                                        (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and
                                        other cash management services provided in connection with investment in the Fund.

                                        (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A
                                        Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be
                                        charged a CDSC of 1.00% if sold within one year of purchase.
                                        See "Distribution Arrangements."

                                        (3) For Class B Shares purchased prior to the combination of
                                        AmSouth Funds with ISG Funds, the CDSC on such Class B
                                        Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%,
                                        2%, 1%. For all other Class B Shares held continuously, the
                                        CDSC declines over six years, starting with year one and
                                        ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.
                                        Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B
                                        Shares automatically convert to Class A Shares.

                                        (4) To discourage short-term trading, a redemption fee of
                                        2.00% will be charged on sales or exchanges of Class A
                                        Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class
                                        A Shares and Class B Shares if you request a wire transfer.

                                        (5)Other expenses are being limited to 0.11% for Class A
                                        Shares and 0.11% for Class B Shares. Total expenses after
                                        fee waivers and expense reimbursements for each class are:
                                        Class A Shares, _____%; and Class B Shares, ____%. Any fee
                                        waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example to the right to                                  EXPENSE EXAMPLE
help you compare the cost of
investing in the Fund with the                                      1        3       5      10
cost of investing in other mutual                                  YEAR    YEARS   YEARS   YEARS
funds. It illustrates the amount
of fees and expenses you would          CLASS A SHARES            $----    $----   $----   $----
pay, assuming the following:            CLASS B SHARES
                                        Assuming redemption       $----    $----   $----   $----
    o  $10,000 investment               Assuming no redemption    $----    $----   $----   $----
    o  5% annual return
    o  no changes in the Fund's
       operating expenses
    o  redemption at the end of
       each period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                OVERVIEW

                                        HYBRID FUNDS

                                        These Funds invest in a mixture of
                                        different types of securities such as
                                        stocks, bonds and money market
                                        instruments. While the Balanced Fund
                                        invests directly in securities, the
                                        Strategic Portfolios are "funds of
                                        funds" that invest substantially all of
                                        their assets in Class I Shares of other
                                        AmSouth Funds ("Underlying Funds"),
                                        whose objectives, strategies, and risks
                                        are described herein.

WHO MAY WANT TO INVEST                  Consider investing in the Hybrid Funds
                                        if you are:

                                             o    seeking the benefits of asset
                                                  allocation and risk-reducing
                                                  diversification

                                        Consider investing in the Strategic
                                        Portfolios if you are:

                                             o    seeking investment
                                                  professionals to select and
                                                  maintain a portfolio of mutual
                                                  funds for you

                                             o    seeking to spread your
                                                  investment among many
                                                  different mutual funds that
                                                  match your goals in one simple
                                                  package

                                        These Funds may not be appropriate if
                                        you are:

                                             o    pursuing a short-term goal or
                                                  investing emergency reserves

                                             o    uncomfortable with an
                                                  investment that will fluctuate
                                                  in value

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES               AMSOUTH BALANCED FUND

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to obtain long-term capital growth and produce a reasonable amount of current income through a moderately aggressive investment strategy.


PRINCIPAL                The Fund invests in a broadly diversified portfolio of equity and debt
INVESTMENT STRATEGIES    securities consisting primarily of common stocks and bonds.

                         The Fund normally invests between 45-75% of its assets in equity securities and at least 25% of its assets in fixed income securities. The portion of the
                         Fund's assets invested in equity and debt securities will vary depending upon economic conditions, the general level of stock prices, interest rates and other factors, including the risks associated with each investment. The Fund's equity investments consist primarily of common stocks of companies that the
                         Advisor believes are undervalued and have a favorable outlook or are reasonably priced with the potential to produce above-average earnings growth.
                         The Fund's fixed-income investments consist primarily of "high-grade" bonds, notes and debentures. The Fund invests in securities issued by: (i) the
                         Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. government; and (ii) the Federal National
                         Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation
                         ("FHLMC") which are supported by the right of the issuer to borrow from the
                         U.S. Treasury. The Fund also invests in U.S. Treasury obligations.

                         In managing the equity portion of the Fund, the Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities, construct the portfolio and make sell decisions. The Advisor selects investments believed to have basic investment value that will eventually be recognized by other investors. In addition, the Advisor may identify companies with a history of above-average growth or companies that are expected to enter periods of above-average growth or are positioned in emerging growth industries.

                         The Advisor's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                         The Fund may also invest in certain other equity and debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional
                         Investment Strategies and Risks" or consult the SAI.


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                 AMSOUTH BALANCED FUND
PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.
                         The value of your investment will tend to increase or decrease in response to these movements.

                         INVESTMENT STYLE RISK: The possibility that the market segment on which the equity portion of this Fund focuses--value and growth stocks--will underperform other kinds of investments or market averages.

                         INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed-income portion of the Fund will make it more sensitive to interest rate risk.

                         CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                         Certain securities issued by agencies and instrumentalities of the U.S.
                         government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the
                         U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                         The Fund may trade securities actively to achieve its principal investment strategies. Active trading of portfolio securities could increase the Fund's transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                 AMSOUTH BALANCED FUND
                                        PERFORMANCE BAR CHART AND TABLE
The bar chart and table show how        YEAR-BY-YEAR TOTAL RETURNS AS OF
the Fund has performed and how          12/31 FOR CLASS A SHARES(1) (%)
its performance has varied from
year to year. The bar chart gives                 [BAR GRAPH]
some indication of risk by
showing changes in the Fund's
yearly performance to demonstrate           1994             -0.39
that the Fund's value varied at             1995             23.51
different times. The table below            1996              9.72
compares the Fund's performance             1997             20.84
over time to that of the S&P                1998             13.12
500(R) and the Lehman                       1999              1.33
Government/Credit Bond Index, an            2000             10.18
unmanaged index representative of           2001              4.61
U.S. government, U.S. Treasury              2002             -6.86
and agency securities, and                  2003             15.69
corporate bonds. All dividends
are reinvested. Neither Index is
available for investment and the
performance of each Index does
not reflect fees, brokerage
commissions or other expenses of
investing. Of course, past
performance (before and after
taxes) does not indicate how the
Fund will perform in the future.

The returns for Class B Shares          The bar chart above does not reflect any
will differ from the Class A            applicable sales charges which would
Share returns shown in the bar          reduce returns.  The Fund's total
chart because of differences in         return from 1/1/04 to 9/30/04 was ___%.
the expenses of each class. The
table assumes that Class B
shareholders redeem all of their        Best quarter:    10.62%     6/30/03
Fund shares at the end of the           Worst quarter:   -6.78%     9/30/02
period indicated.

                                             AVERAGE ANNUAL TOTAL RETURNS
                                             (for the periods ending
                                             December 31, 2003)(1)

                                           1              5            10
                                          YEAR          YEARS        YEARS
CLASS A SHARES2 Return Before
Taxes (with 5.50% sales charge)           9.28%         3.53%        8.17%
CLASS A SHARES Return After Taxes
on Distributions                          8.75%         1.37%        5.74%
CLASS A SHARES Return After Taxes
on Distributions and Sale of Fund
Shares                                    6.21%         1.97%        5.81%
CLASS B SHARES(2) Return Before
Taxes (with applicable Contingent
Deferred Sales Charge)                    9.80%         3.65%        7.88%
S&P 500(R)  INDEX                        28.67%        -0.57%       11.06%
LEHMAN
GOVERNMENT/CREDIT BOND INDEX              4.67%         6.66%        6.98%

(1)Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) Class A Shares were first offered on 12/19/91. Performance for the Class B
Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                 AMSOUTH BALANCED FUND

                                                                         FEES AND EXPENSES
As an investor in the Balanced          SHAREHOLDER TRANSACTION EXPENSES          CLASS A      CLASS B
Fund, you will pay the following        (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES       SHARES
fees and expenses when you buy
and hold shares. Shareholder            Maximum Sales Charge
transaction fees are paid from          (Load) on Purchases                        5.50%(2)     None
your account. Annual Fund               Maximum Deferred Sales
operating expenses are paid out         Charge (Load)                              None         5.00%(3)
of Fund assets, and are reflected       Redemption Fee(4)                          2.00%        2.00%
in the share price.                     ANNUAL FUND OPERATING EXPENSES            CLASS A      CLASS B
                                        (FEES PAID FROM FUND ASSETS)              SHARES       SHARES
---------------------------------       Management Fee                             0.80%        0.80%
CONTINGENT DEFERRED SALES CHARGE        Distribution and/or Service
Some Fund share classes impose a        (12b-1) Fee                                None         0.75%
back end sales charge (load) if         Other Expenses(5)                          ____%        ____%
you sell your shares before a             Total Fund Operating Expenses5           ____%        ____%
certain period of time has
elapsed. This is called a
Contingent Deferred Sales Charge
("CDSC").

--------------------------------------
                                        (1)AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and
                                        other cash management services provided in connection with investment in the Fund.

                                        (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A
                                        Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be
                                        charged a CDSC of 1.00% if sold within one year of purchase.
                                        See "Distribution Arrangements."

                                        (3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven
                                        from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years
                                        after purchase, Class B Shares automatically convert to
                                        Class A Shares.

                                        (4) To discourage short-term trading, a redemption fee of
                                        2.00% will be charged on sales or exchanges of Class A
                                        Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class
                                        A Shares and Class B Shares if you request a wire transfer.

                                        (5) Other expenses are being limited to 0.54% for Class A
                                        Shares and 0.54% for Class B Shares. Total expenses after
                                        fee waivers and expense reimbursements for each class are:
                                        Class A Shares, ____%; and Class B Shares, ____%. Any fee
                                        waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example to the right to                               EXPENSE EXAMPLE
help you compare the cost of
investing in the Fund with the                                   1        3       5      10
cost of investing in other mutual                               YEAR    YEARS   YEARS   YEARS
funds. It illustrates the amount
of fees and expenses you would       CLASS A SHARES            $----    $----   $----   $----
pay, assuming the following:         CLASS B SHARES
                                     Assuming redemption       $----    $----   $----   $----
   o   $10,000 investment            Assuming no redemption    $----    $----   $----   $----
   o   5% annual return
   o   no changes in the Fund's
       operating expenses
   o   redemption at the end of
       each period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.


                                                                         AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES            AGGRESSIVE GROWTH PORTFOLIO


                         RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks to provide investors with capital growth.

PRINCIPAL                The Fund allocates its assets among the Underlying Funds within predetermined
INVESTMENT STRATEGIES    strategy ranges, as set forth below. The Advisor makes allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                         Under normal market conditions, the Fund invests its assets in the following
                         Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                          UNDERLYING FUND                       ALLOCATION RANGE

                          Value Fund                                 0%-20%

                          Select Equity Fund                         0%-15%

                          Enhanced Market Fund                       0%-25%

                          Large Cap Fund                             0%-15%

                          Capital Growth Fund                        0%-20%

                          Mid Cap Fund                               0%-15%

                          Small Cap Fund                             0%-25%

                          International Equity Fund                  0%-15%

                          High Quality Bond Fund                     0%-30%

                          Limited Term Bond Fund                     0%-10%

                          Prime Money Market Fund                    0%-5%


                         The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying
                         Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.

                         For more information about the Fund, please see "Additional Investment
                         Strategies and Risks" or consult the SAI.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         The Fund invests in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the
                         Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                         The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                         The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk.
                         Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."


                                                                           AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES            AGGRESSIVE GROWTH PORTFOLIO

The bar chart and table on this         PERFORMANCE BAR CHART AND TABLE
page show how the Fund has               YEAR-BY-YEAR TOTAL RETURNS AS OF
performed and how its performance        12/31 FOR CLASS A SHARES(1) (%)
has varied from year to year. The
bar chart gives some indication                     [BAR GRAPH]
of risk by showing changes in the
Fund's yearly performance to
demonstrate that the Fund's value               2000            1.50
varied at different times. The                  2001           -9.46
table below compares the Fund's                 2002          -22.32
performance over time to that of                2003           28.31
the S&P 500(R). The Index is not
available for investment and does
not reflect fees, brokerage
commissions or other expenses of
investing. Of course, past
performance (before and after
taxes) does not indicate how the
Fund will perform in the future.

The returns for Class B Shares          The bar chart above does not reflect any
will differ from the Class A            applicable sales charges which would
Shares' returns shown in the bar        reduce returns.  The Fund's total
chart because of differences in         return from 1/1/04 to 9/30/04 was ___%.
expenses of each class. The table
assumes that Class B shareholders
redeem all of their Fund shares         Best quarter:      15.61%     6/30/03
at the end of the period                Worst quarter:    -19.18%     9/30/02
indicated.

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2003)(1)

                                                1          SINCE INCEPTION
                                               YEAR           (1/13/99)
Class A Shares(2) Return Before
Taxes (with 5.50% sales charge)                21.20%            0.24%
Class A Shares Return After Taxes
on Distributions                               21.20%           -0.71%
Class A Shares Return After Taxes
on Distributions and Sale of Fund
Shares                                         13.78%           -0.12%
Class B Shares(2) Return Before
Taxes  (with applicable
Contingent Deferred Sales Charge)              22.26%            0.21%
S&P 500(R)  Index                              28.67%           -0.67%

(1)Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/13/99 to 3/12/00 of the ISG Aggressive Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Aggressive Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 1/13/99 and 1/27/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                         AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES            AGGRESSIVE GROWTH PORTFOLIO

                                                                         FEES AND EXPENSES
As an investor in the AmSouth           SHAREHOLDER TRANSACTION EXPENSES          CLASS A      CLASS B
Strategic Portfolios: Aggressive        (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES       SHARES
Growth Portfolio, you will pay          Maximum Sales Charge
the following fees and expenses         (Load) on Purchases                        5.50%(2)     None
when you buy and hold shares.           Maximum Deferred Sales
Shareholder transaction fees are        Charge (Load)                              None         5.00%(3)
paid from your account. Annual          Redemption Fee(4)                          2.00%        2.00%
Fund operating expenses are paid
out of Fund assets, and are
reflected in the share price.


CONTINGENT DEFERRED SALES CHARGE        ANNUAL FUND OPERATING EXPENSES            CLASS A      CLASS B
Some Fund share classes impose a        (FEES PAID FROM FUND ASSETS)              SHARES       SHARES
back end sales charge (load) if
you sell your shares before a           Management Fee                             0.20%        0.20%
certain period of time has              Distribution and/or Service
elapsed. This is called a               (12b-1) Fee                                None         0.75%
Contingent Deferred Sales Charge        Other Expenses(5)                          ____%        ____%
("CDSC").                                 Total Fund Operating Expenses(5)         ____%        ____%
                                        Fee Waiver and/or Expense
                                        Reimbursement(6)                          -0.10%       -0.10%
                                        Net Expense(6)                             0.99%        1.73%


                                        (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and
                                        other cash management services provided in connection with investment in the Fund.

                                        (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A
                                        Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be
                                        charged a CDSC of 1.00% if sold within one year of purchase.
                                        See "Distribution Arrangements."

                                        (3) For Class B Shares purchased prior to the combination of
                                        AmSouth Funds with ISG Funds, the CDSC on such Class B
                                        Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%,
                                        2%, 1%. For all other Class B Shares held continuously, the
                                        CDSC declines over six years, starting with year one and
                                        ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.
                                        Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B
                                        Shares automatically convert to Class A Shares.

                                        (4) To discourage short-term trading, a redemption fee of
                                        2.00% will be charged on sales or exchanges of Class A
                                        Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class
                                        A Shares and Class B Shares if you request a wire transfer.

                                        (5) Other expenses are being limited to 0.46% for Class A
                                        Shares and 0.45% for Class B Shares. Total expenses after
                                        fee waivers and expense reimbursements for each class are:
                                        Class A Shares, ___%; and Class B Shares, ___%. Any fee
                                        waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                        (6) The above amounts reflect a reduction in shareholder
                                        servicing fees required by National Association of

                                                 58

                                        Securities Dealers ("NASD") rules, which limit total
                                        shareholder servicing fees paid by the Fund to 0.25%. Class
                                        A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder
                                        servicing fees are 0.15% for Class A Shares and 0.15% for
                                        Class B Shares. The Class I Shares of the Underlying Funds
                                        in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the
                                        Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

                                                                         AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES            AGGRESSIVE GROWTH PORTFOLIO

In addition to the expenses shown          AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO
above, if you buy and hold shares
of the AmSouth Strategic
Portfolios: Aggressive Growth           CLASS A SHARES*                               ____%
Portfolio you will indirectly           CLASS B SHARES*                               ____%
bear your pro rata share of fees
and expenses incurred by the
Underlying Funds in which the
Fund invests, so that the
investment returns of the Fund           *Certain  expenses for each of the Underlying  Funds are limited
will be net of the expenses of           by the Advisor.  Taking into account the fee waivers and expense
the Underlying Funds. After              reimbursements   for  the  Underlying   Funds  and  the  AmSouth
combining the total operating            Strategic   Portfolios:   Aggressive  Growth  Portfolio,   total
expenses of the Fund with those          expenses for each class are:  Class A Shares,  ____% and Class B
of the Underlying Funds, the             Shares,   ____%.   Any  fee  waiver  or  expense   reimbursement
estimated average weighted               arrangement is voluntary and may be discontinued at any time.
expense ratio is as follows:

Use the example to the right to          Actual expenses will differ  depending on the actual  allocation
help you compare the cost of             of investments  in the  Underlying  Funds in effect from time to
investing in the Fund with the           time.
cost of investing in other mutual
funds. It illustrates the amount
of fees and expenses you would                                     EXPENSE EXAMPLE
pay, assuming the following:
                                                                      1        3       5      10
    o  $10,000 investment                                            YEAR    YEARS   YEARS   YEARS
    o  5% annual return
    o  no changes in the Fund's           CLASS A SHARES            $----    $----   $----   $----
       operating expenses                 CLASS B SHARES
    o  redemption at the end of           Assuming redemption       $----    $----   $----   $----
       each period                        Assuming no redemption    $----    $----   $----   $----

Because actual returns and
operating expenses will be
different, this example is for
comparison only.


                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             GROWTH PORTFOLIO

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to provide investors with long-term capital growth.

PRINCIPAL
INVESTMENT STRATEGIES    The Fund allocates its assets among the Underlying Funds within predetermined strategy ranges, as set forth below. The Advisor makes allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                         Under normal market conditions, the Fund invests its assets in the following
                         Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                         UNDERLYING FUND                                        ALLOCATION RANGE

                         Value Fund                                                 0%-15%
                         Select Equity Fund                                         0%-15%
                         Enhanced Market Fund                                       0%-20%
                         Large Cap Fund                                             0%-15%
                         Capital Growth Fund                                        0%-15%
                         Mid Cap Fund                                               0%-15%
                         Small Cap Fund                                             0%-15%
                         International Equity Fund                                  0%-15%
                         Government Income Fund                                     0%-15%
                         High Quality Bond Fund                                     0%-45%
                         Limited Term Bond Fund                                     0%-15%
                         Prime Money Market Fund                                     0%-5%


                         The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying
                         Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                         The Fund invests in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before

                                                  61

                         investing in the Fund, investors should assess the risks associated with the
                         Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                         The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                         The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk.
                         Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."


                                                                                 AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              GROWTH PORTFOLIO

The bar chart and table on this         PERFORMANCE BAR CHART AND TABLE
page show how the Fund has              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES(2)
performed and how its performance
has varied from year to year. The
bar chart gives some indication         [BAR GRAPH]
of risk by showing changes in the
Fund's yearly performance to
demonstrate that the Fund's value            2000              0.59
varied at different times. The               2001             -5.77
table below compares the Fund's              2002            -13.63
performance over time to that of             2003             21.81
the S&P 500(R) The Index is not
available for investment and does
not reflect fees, brokerage
commissions or other expenses of        The bar chart above does not reflect any
investing. Of course, past              applicable sales charges which would
performance (before and after           reduce returns.  The Fund's total
taxes) does not indicate how the        return from 1/1/04 to 9/30/04 was ___%.
Fund will perform in the future.

The returns for Class B Shares          Best quarter:     11.62%      6/30/03
will differ from the Class A            Worst quarter:   -12.73%      9/30/02
Shares' returns shown in the bar
chart because of differences in               AVERAGE ANNUAL TOTAL RETURNS
the expenses of each class. The               (for the periods ending
table assumes that Class B                    December 31, 2003)(1)
shareholders redeem all of their
Fund shares at the end of the
period indicated.


                                               1             SINCE INCEPTION
                                              YEAR               (2/11/99)
CLASS A SHARES(2) Return Before
Taxes (with 5.50% sales charge)              15.06%                 0.52%
                                        ----------------------------------------
CLASS A SHARES Return After Taxes
on Distributions                             14.78%                -0.56%
                                        ----------------------------------------
CLASS A SHARES Return After Taxes
on Distributions and Sale of Fund
Shares                                        9.87%                -0.11%
                                        ----------------------------------------
CLASS B SHARES(2) Return Before
Taxes
(with applicable Contingent
Deferred Sales Charge)                       15.94%                 0.83%
                                        ----------------------------------------
S&P 500 (R)INDEX                             28.67%                -1.02%
                                        ----------------------------------------


(1)Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 2/1/99 to 3/12/00 of the ISG
Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 2/11/99 and 2/15/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's

                                       63

tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                            AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                         GROWTH PORTFOLIO

                                                                         FEES AND EXPENSES
As an investor in the AmSouth           SHAREHOLDER TRANSACTION EXPENSES                       CLASS B
Strategic Portfolios: Growth            (EXPENSES PAID BY YOU DIRECTLY)(1)        CLASS A      SHARES
Portfolio, you will pay the             Maximum Sales Charge
following fees and expenses when        (Load) on Purchases                        5.50%(2)     None
you buy and hold shares.                -----------------------------------------------------------------
Shareholder transaction fees are        Maximum Deferred Sales
paid from your account. Annual          Charge (Load)                              None         5.00%(5)
Fund operating expenses are paid        -----------------------------------------------------------------
out of Fund assets, and are             Redemption Fee(4)                          2.00%        2.00%
reflected in the share price.

-----------------------------------

CONTINGENT DEFERRED SALES CHARGE
Some Fund share classes impose a        SHAREHOLDER TRANSACTION EXPENSES                       CLASS B
back end sales charge (load) if         (EXPENSES PAID BY YOU DIRECTLY)(1)        CLASS A      SHARES
you sell your shares before a           Management Fee                             0.20%        0.20%
certain period of time has              -----------------------------------------------------------------
elapsed. This is called a               Distribution and/or Service
Contingent Deferred Sales Charge        (12b-1) Fee                                None         0.75%
("CDSC").                               -----------------------------------------------------------------
-----------------------------------     Other Expenses(5)                          ____%        ____%
                                        -----------------------------------------------------------------
                                          Total Fund Operating Expenses(5)         ____%        ____%
                                        -----------------------------------------------------------------
                                        Fee Waiver and/or Expense
                                        Reimbursement(6)                          -0.10%       -0.10%
                                        -----------------------------------------------------------------
                                        Net Expense(6)                             0.99%        1.73%
                                        -----------------------------------------------------------------

                                        (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and
                                        other cash management services provided in connection with investment in the Fund.

                                        (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A
                                        Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be
                                        charged a CDSC of 1.00% if sold within one year of purchase.
                                        See "Distribution Arrangements."

                                        (3) For Class B Shares purchased prior to the combination of
                                        AmSouth Funds with ISG Funds, the CDSC on such Class B
                                        Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%,
                                        2%, 1%. For all other Class B Shares held continuously, the
                                        CDSC declines over six years, starting with year one and
                                        ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.
                                        Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B
                                        Shares automatically convert to Class A Shares.

                                        (4) To discourage short-term trading, a redemption fee of
                                        2.00% will be charged on sales or exchanges of Class A
                                        Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class
                                        A Shares and Class B Shares if you request a wire transfer.

                                        (5)Other expenses are being limited to 0.41% for Class A
                                        Shares and 0.41% for Class B Shares. Total expenses after
                                        fee waivers and expense reimbursements for each class are:
                                        Class A Shares, [____%]; and Class B Shares, [____%]. Any
                                        fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                                 65

                                        (6) The above amounts reflect a reduction in shareholder
                                        servicing fees required by NASD rules, which limit total
                                        shareholder servicing fees paid by the Fund to 0.25%. Class
                                        A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder
                                        servicing fees are 0.15% for Class A Shares and 0.15% for
                                        Class B Shares. The Class I Shares of the Underlying Funds
                                        in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the
                                        Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

                                                                               AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                            GROWTH PORTFOLIO

In addition to the expenses shown
above, if you buy and hold shares       AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO
of the AmSouth Strategic
Portfolios: Aggressive Growth              CLASS A SHARES*                                         ___%
Portfolio you will indirectly              CLASS B SHARES*                                         ___%
bear your pro rata share of fees
and expenses incurred by the            * Certain expenses for each of the Underlying Funds are
Underlying Funds in which the           limited by the Adviser. Taking into account the fee waivers
Fund invests, so that the               and expense reimbursements for the Underlying Funds and the
investment returns of the Fund          AmSouth Strategic Portfolio: Growth Portfolio, total
will be net of the expenses of          expenses for each class are: Class A Shares, ___% and Class
the Underlying Funds. After             B Shares, ___%. Any fee waiver or expense reimbursement
combining the total operating           arrangement is voluntary and may be discontinued at any
expenses of the Fund with those         time.
of the Underlying Funds, the
estimated average weighted              Actual expenses will differ depending on the actual
expense ratio is as follows:            allocation of investments in the Underlying Funds in effect from time to time.

                                                                    EXPENSE EXAMPLE
Use the example to the right to                                       1        3        5          10
help you compare the cost of                                         YEAR    YEARS    YEARS       YEARS
investing in the Fund with the
cost of investing in other mutual       CLASS A SHARES              $  ___  $   ___  $   ___   $   ___
funds. It illustrates the amount        -----------------------------------------------------------------
of fees and expenses you would          CLASS B SHARES
pay, assuming the following:            Assuming redemption         $  ___  $   ___  $   ___   $   ___
                                        Assuming no redemption      $  ___  $   ___  $   ___   $   ___
   o  $10,000 investment                -----------------------------------------------------------------

   o  5% annual return

   o  no changes in the Fund's
      operating expenses

   o  redemption at the end of
      each period


Because actual returns and
operating expenses will be
different, this example is for
comparison only.


                                                                                   AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                     GROWTH AND INCOME PORTFOLIO

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to provide investors with long-term capital growth and a moderate level of current income.

PRINCIPAL                The Fund allocates its assets among the Underlying Funds within predetermined
INVESTMENT STRATEGIES    strategy ranges, as set forth below. The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                         Under normal market conditions, the Fund invests its assets in the following
                         Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                         UNDERLYING FUND                        ALLOCATION RANGE

                         Value Fund                                 0%-15%
                         Select Equity Fund                         0%-10%
                         Enhanced Market Fund                       0%-15%
                         Large Cap Fund                             0%-10%
                         Capital Growth Fund                        0%-15%
                         Mid Cap Fund                               0%-10%
                         Small Cap Fund                             0%-10%
                         International Equity Fund                  0%-10%
                         Government Income Fund                     0%-20%
                         High Quality Bond Fund                     0%-60%
                         Limited Term Bond Fund                     0%-20%
                         Prime Money Market Fund                    0%-5%

                                                  68

                         The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying
                         Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.

 PRINCIPAL               Your investment in the Fund may be subject to the following principal risks:
 INVESTMENT RISKS
                         The Fund invests in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the
                         Underlying Funds and the types of investments made by such Underlying Funds.
                         In addition, since the Fund must allocate its investments among the Underlying
                         Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the
                         Underlying Funds' holdings.

                         The Fund also invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities. fluctuate in price, often based on factors unrelated to the issuers' value, and such. fluctuations can be pronounced.

                         The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk.
                         Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."


                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                GROWTH AND INCOME PORTFOLIO
The bar chart and table show how
the Fund has performed and how                        PERFORMANCE BAR CHART AND TABLE
its performance has varied from                       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
year to year. The bar chart gives                     FOR CLASS A SHARES1
some indication of risk by
showing changes in the Fund's
yearly performance to demonstrate        [BAR CHART]
that the Fund's value varied at
different times. The table below         2000           4.21
compares the Fund's performance          2001           -2.29
over time to that of the S&P             2002           -8.54
500(R) and the Merrill Lynch             2003           17.38
Government/Corporate Master
Index, an unmanaged broad-based
index representative of the total
return of government and
corporate bonds. Neither Index is
available for investment and the
performance of each Index does
not reflect fees, brokerage
commissions or other expenses of
investing. Of course, past
performance (before and after
taxes) does not indicate how the
Fund will perform in the future.

The returns for Class B Shares
will differ from the Class A
Shares' returns shown in the bar
chart because of differences in
the expenses of each class. The
table assumes that Class B
shareholders redeem all of their        The bar chart above does not reflect any
Fund shares at the end of the           applicable sales charges which would
period indicated.                       reduce  returns.  The Fund's total
                                        return from 1/1/04 to 9/30/04 was ___%.

                                        Best quarter:     9.52%    6/30/03
                                        Worst quarter:   -8.83%    9/30/02

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2003)(1)

                                               1                 SINCE INCEPTION
                                              YEAR                   (1/27/99)
CLASS A SHARES2 Return Before
Taxes (with 5.50% sales charge)              10.95%                     1.74%
CLASS A SHARES Return After Taxes
 on Distributions                            10.46%                     0.54%
CLASS A SHARES Return After Taxes
on Distributions and Sale of Fund
Shares                                        7.16%                     0.86%
CLASS B SHARES(2) Return Before
Taxes (with applicable Contingent
Deferred Sales Charge)                       11.37%                     2.06%
S&P 500(R) INDEX                             28.67%                    -0.82%
MERRILL LYNCH GOVERNMENT/CORPORATE
MASTER INDEX                                  4.54%                      N/A

(1)Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 1/27/99 to 3/12/00 of the ISG Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 3/8/99 and 1/27/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                 AMSOUTH STRATEGIC PORTFOLIOS:
                                                                                 GROWTH AND INCOME PORTFOLIO
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
As an investor in the AmSouth           FEES AND EXPENSES
Strategic Portfolios: Growth and
Income Portfolio, you will pay          SHAREHOLDER TRANSACTION EXPENSES         CLASS A       CLASS B
the following fees and expenses         (EXPENSES PAID BY YOU DIRECTLY)(1)       SHARES        SHARES
when you buy and hold shares.           Maximum Sales Charge
Shareholder transaction fees are        (Load) on Purchases                       5.50%(2)      None
paid from your account. Annual          Maximum Deferred Sales
Fund operating expenses are paid        Charge (Load)                             None          5.00%(3)
out of Fund assets, and are             Redemption Fee(4)                         2.00%         2.00%
reflected in the share price.

----------------------------------      ANNUAL FUND OPERATING EXPENSES           CLASS A       CLASS B
CONTINGENT DEFERRED SALES CHARGE        (FEES PAID FROM FUND ASSETS)             SHARES        SHARES
Some Fund share classes impose a        Management Fee                            0.20%         0.20%
back end sales charge (load) if         Distribution and/or Service
you sell your shares before a           (12b-1) Fee                                None         0.75%
certain period of time has              Other Expenses(5)                          ___%          ___%
elapsed. This is called a                  Total Fund Operating Expenses5          ___%          ___%
Contingent Deferred Sales Charge        Fee Waiver and/or Expense
("CDSC").                               Reimbursement(6)                           ___%          ___%
----------------------------------      Net Expenses(6)                            ___%          ___%


                                        (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and
                                        other cash management services provided in connection with investment in the Fund.

                                        (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A
                                        Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be
                                        charged a CDSC of 1.00% if sold within one year of purchase.
                                        See "Distribution Arrangements."

                                        (3) For Class B Shares purchased prior to the combination of
                                        AmSouth Funds with ISG Funds, the CDSC on such Class B
                                        Shares held continuously declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%,
                                        2%, 1%. For all other Class B Shares held continuously, the
                                        CDSC declines over six years, starting with year one and
                                        ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.
                                        Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B
                                        Shares automatically convert to Class A Shares.

                                        (4) To discourage short-term trading, a redemption fee of
                                        2.00% will be charged on sales or exchanges of Class A
                                        Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class
                                        A Shares and Class B Shares if you request a wire transfer.

                                        (5) Other expenses are being limited to 0.42% for Class A
                                        Shares and 0.42% for Class B Shares. Total expenses after
                                        fee waivers and expense reimbursements for each class are:
                                        Class A Shares, ___% and Class B Shares__%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                                 72

                                        (6) The above amounts reflect a reduction in shareholder
                                        servicing fees required by NASD rules, which limit total
                                        shareholder servicing fees paid by the Fund to 0.25%. Class
                                        A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder
                                        servicing fees are 0.15% for Class A Shares and 0.15% for
                                        Class B Shares. The Class I Shares of the Underlying Funds
                                        in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the
                                        Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

                                                                         AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES         GROWTH AND INCOME PORTFOLIO

                                                                   AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND
                                                                   INCOME PORTFOLIO
                                      CLASS A SHARES*                                 ___%
                                      CLASS B SHARES*                                 ___%
In addition to the expenses shown
above, if you buy and hold shares
of the AmSouth Strategic              *Certain expenses for each of the Underlying Funds are
Portfolios: Growth and Income         limited by the Advisor. Taking into account the fee waivers
Portfolio you will indirectly         and expense reimbursements for the Underlying Funds and the
bear your pro rata share of fees      AmSouth Strategic Portfolios: Growth and Income Portfolio,
and expenses incurred by the          total expenses for each class are: Class A Shares, [____]%
Underlying Funds in which the         and Class B Shares, [____]%. Any fee waiver or expense
Fund invests, so that the             reimbursement arrangement is voluntary and may be
investment returns of the Fund        discontinued at any time.
will be net of the expenses of
the Underlying Funds. After           Actual expenses will differ depending on the actual
combining the total operating         allocation of investments in the Underlying Fund in effect
expenses of the Fund with those       from time to time.
of the Underlying Funds, the
estimated average weighted
expense ratio is as follows:
                                                               EXPENSE EXAMPLE

Use the example to the right to                                   1        3       5      10
help you compare the cost of                                     YEAR    YEARS   YEARS   YEARS
investing in the Fund with the
cost of investing in other mutual     CLASS A SHARES            $----    $----   $----   $----
funds. It illustrates the amount      CLASS B SHARES
of fees and expenses you would        Assuming redemption       $----    $----   $----   $----
pay, assuming the following:          Assuming no redemption    $----    $----   $----   $----

    o...........................
        $10,000 investment
    o...........................
        % annual return
    o...........................
        no changes in the Fund's
        operating expenses
    o...........................
        redemption at the end of
        each period

Because actual returns and
operating expenses will be
different, this example is for
comparison only.


DESCRIPTION OF THE FUNDS--                                                          AMSOUTH STRATEGIC PORTFOLIOS:
OBJECTIVES, RISK/RETURN AND EXPENSES                                        MODERATE GROWTH AND INCOME PORTFOLIO

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to provide investors with current income and a moderate level of capital growth.

PRINCIPAL                The Funds allocates its assets among the Underlying Funds within predetermined
INVESTMENT STRATEGIES    strategy ranges, as set forth below. The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                         Under normal market conditions, the Fund invests its assets in the following
                         Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                             UNDERLYING FUND                    ALLOCATION RANGE

                             Value Fund                                0%-15%
                             Select Equity Fund                        0%-10%
                             Enhanced Market Fund                      0%-15%
                             Large Cap Fund                            0%-10%
                             Capital Growth Fund                       0%-15%
                             Mid Cap Fund                              0%-10%
                             Small Cap Fund                            0%-10%
                             International Equity Fund                 0%-10%
                             Government Income Fund                    0%-25%
                             High Quality Bond Fund                    0%-70%
                             Limited Term Bond Fund                    0%-25%
                             Prime Money Market Fund                   0%-5%

                         The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying
                         Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus. For more information about the Fund, please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         The Fund invests in the Underlying Funds, so the Fund's investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the
                         Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                         The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                         The Fund also invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                         For more information about these risks, please see "Additional Investment
                         Strategies and Risks."

INVESTMENT RISKS



DESCRIPTION OF THE FUNDS --                                                     AMSOUTH STRATEGIC PORTFOLIOS:
OBJECTIVES, RISK/RETURN AND EXPENSES                                    MODERATE GROWTH AND INCOME PORTFOLIO


The bar chart and table  show how the                   PERFORMANCE BAR CHART AND TABLE
Fund  has   performed   and  how  its                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
performance  has varied  from year to                   FOR CLASS A SHARES1
year.   The  bar  chart   gives  some
indication   of   risk   by   showing
changes   in   the   Fund's    yearly                                  [BAR GRAPH]
performance to  demonstrate  that the
Fund's   value  varied  at  different
times.  The table below  compares the                          2000              5.84
Fund's  performance over time to that                          2001              1.24
of  the  S&P  500(R)  and  the  Merrill                        2002             -6.21
Lynch   Government/Corporate   Master                          2003             14.13
Index,   an   unmanaged   broad-based
index  representative  of  the  total
return of  government  and  corporate
bonds.  Neither  Index  is  available
for  investment  and the  performance
of each Index does not reflect  fees,      The bar chart above does not reflect any applicable sales charges
brokerage    commissions   or   other      which would reduce returns. The Fund's total return from 1/1/04 to
expenses  of  investing.  Of  course,      9/30/04 was ___%.
past  performance  (before  and after
taxes)  does  not  indicate  how  the
Fund will perform in the future.                               Best quarter:     7.94%      6/30/03
                                                               Worst quarter:   -6.80%      9/30/02

                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                               (for the periods ending
                                                               December 31, 2003)(1)

The  returns  for Class B Shares will
differ   from  the  Class  A  Shares'
returns   shown  in  the  bar   chart
because   of   differences   in   the
expenses  of each  class.  The  table
assumes  that  Class  B  shareholders
redeem  all of their  Fund  shares at
the end of the period indicated.


                                                                 1                            SINCE INCEPTION
                                                               YEAR                              (1/28/99)
CLASS A SHARES(2) Return Before Taxes
(with 5.50% sales charge)                                      7.84%                              2.36%
CLASS A SHARES Return After Taxes on
Distributions                                                  7.23%                              1.07%
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares                          5.13%                              1.30%
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred Sales                     8.19%                              2.15%
Charge)
S&P 500(R) INDEX                                               28.67%                            -1.18%
MERRILL LYNCH GOVERNMENT/CORPORATE
MASTER INDEX
                                                               4.54%                               N/A


(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/28/99 to 3/12/00 of the ISG Moderate Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Stragetic Portfolios: Moderate Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 2/9/99 and 1/28/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS --                                                      AMSOUTH STRATEGIC PORTFOLIOS:
OBJECTIVES, RISK/RETURN AND EXPENSES                                     MODERATE GROWTH AND INCOME PORTFOLIO

As  an   investor   in   the   AmSouth                                  FEES AND EXPENSES
Strategic Portfolios:  Moderate Growth
and  Income  Portfolio,  you  will pay     SHAREHOLDER TRANSACTION EXPENSES       CLASS A         CLASS B
the  following  fees and expenses when     (EXPENSES PAID BY YOU DIRECTLY)(1)      SHARES          SHARES
you buy and hold  shares.  Shareholder
transaction  fees are paid  from  your     Maximum Sales Charge
account.    Annual   Fund    operating     (Load) on Purchases                     5.50%(2)        None
expenses  are paid out of Fund assets,     Maximum Deferred Sales
and are reflected in the share price.      Charge (Load)                           None            5.00%(3)
                                           Redemption Fee(4)                       2.00%           2.00%
--------------------------------------
CONTINGENT DEFERRED SALES CHARGE           ANNUAL FUND OPERATING EXPENSES         CLASS A         CLASS B
                                           (FEES PAID FROM FUND ASSETS)            SHARES          SHARES
Some Fund share classes impose a back
end sales charge (load) if you sell        Management Fee                           0.20%          0.20%
your shares before a certain period        Distribution and/or Service
of time has elapsed. This is called a      (12b-1) Fee                              None           0.75%
Contingent Deferred Sales Charge           Other Expenses(5)                        ---%           ---%
("CDSC").                                   Total Fund Operating Expenses(5)        ---%           ---%
--------------------------------------     Fee Waiver and/or Expense
                                           Reimbursement(6)                         ---%           ---%
                                            Net Expense(6)                          ---%           ---%

                                           (1) AmSouth Bank or other financial  institutions  may charge their customer  account  fees for  automatic  investment  and other  cash management  services  provided in connection with investment in the
                                           Fund.

                                           (2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an  investment  of $1  million  or more  are not  subject  to an initial  sales  charge,  but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                           (3) For  Class B  Shares  purchased  prior  to the  combination  of
                                           AmSouth Funds with ISG Funds,  the CDSC on such Class B Shares held continuously  declines  over six years,  starting with year one and ending in year  seven  from:  4%, 3%, 3%, 2%, 2%, 1%. For all other
                                           Class B Shares held continuously, the CDSC declines over six years, starting  with year one and ending in year seven from:  5%, 4%, 3%,
                                           3%, 2%, 1%.  Approximately  eight years after purchase (seven years in the case of Shares  acquired  in the ISG  combination),  Class B
                                           Shares automatically convert to Class A Shares.

                                           (4) To discourage  short-term  trading,  a redemption  fee of 2.00%
                                           will be charged on sales or exchanges of Class A Shares and Class B
                                           Shares made within 30 days of the date of purchase. See "Redemption
                                           Fee." A wire transfer fee of $7.00 will be deducted from the amount of your  redemption  of Class A Shares  and  Class B Shares  if you request a wire transfer.

                                                      78


                                           (5) Other  expenses  are being  limited to 0.44% for Class A Shares and 0.45% for Class B Shares.  Total expenses after fee waivers and expense  reimbursements  for each class are: Class A Shares,  ___%;
                                           and Class B Shares,  ___%. Any fee waiver or expense  reimbursement arrangement is voluntary and may be discontinued at any time.

                                           (6) The above amounts reflect a reduction in shareholder  servicing
                                           fees  required  by  NASD  rules,   which  limit  total  shareholder
                                           servicing fees paid by the Fund to 0.25%.  Class A Shares and Class
                                           B Shares  each pay a  shareholder  servicing  fee in the  amount of
                                           0.25%.  As reduced,  the  shareholder  servicing fees are 0.15% for
                                           Class A Shares and 0.15% for Class B Shares.  The Class I Shares of
                                           the  Underlying  Funds in which the Fund invests pay a  shareholder servicing  fee in the amount of 0.15%,  of which 0.05% is waived by the  Distributor.  Hence, the aggregate  shareholder  servicing fee paid directly and  indirectly by each of the Class A Shares and the
                                           Class B Shares is 0.25%.



DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                    AMSOUTH STRATEGIC PORTFOLIOS:
                                                                            MODERATE GROWTH AND INCOME PORTFOLIO

In addition to the  expenses  shown  above,
if you buy and hold  shares of the  AmSouth    AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO
Strategic  Portfolios:  Moderate Growth and
Income  Portfolio you will  indirectly bear    CLASS A SHARES*                              ___%
your  pro rata  share of fees and  expenses    CLASS B SHARES*                              ___%
incurred by the  Underlying  Funds in which
the Fund  invests,  so that the  investment      *     Certain  expenses for each of the  Underlying  Funds are
returns  of  the  Fund  will  be net of the    limited by the Advisor.  Taking into account the fee waivers and
expenses  of the  Underlying  Funds.  After    expense  reimbursements for the Underlying Funds and the AmSouth
combining the total  operating  expenses of    Strategic  Portfolios:  Moderate  Growth and  Income  Portfolio,
the  Fund  with  those  of  the  Underlying    total  expenses  for each  class are:  Class A Shares,  ___% and
Funds,   the  estimated   average  weighted    Class B Shares,  ___%.  Any fee waiver or expense  reimbursement
expense ratio is as follows:                   arrangement is voluntary and may be discontinued at any time.

                                               Actual expenses will differ  depending on the actual  allocation
Use the  example  to the  right to help you    of investments  in the  Underlying  Funds in effect from time to
compare the cost of  investing  in the Fund    time.
with the cost of  investing in other mutual
funds.  It  illustrates  the amount of fees                                 EXPENSE EXAMPLE
and  expenses  you would pay,  assuming the
following:                                                               1         3          5        10
                                                                        YEAR     YEARS      YEARS     YEARS
    o   $10,000 investment

    o   5% annual return                       CLASS A SHARES           $---     $---       $---      $---
                                               CLASS B SHARES
    o   no changes in the Fund's  operating    Assuming redemption      $---     $---       $---      $---
        expenses                               Assuming no redemption   $---     $---       $---      $---

    o   redemption   at  the  end  of  each
        period

Because   actual   returns  and   operating
expenses  will be  different,  this example
is for comparison only.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSE         OVERVIEW

                            BOND FUNDS

TAXABLE FUNDS               High  Quality Bond Fund,  Government  Income   Fund,
                            and Limited Term Bond Fund each seeks current income and invest primarily in fixed income securities, such as U.S. government securities or corporate bank and commercial obligations.

WHO MAY WANT TO INVEST      Consider investing in these Funds if you are:

                              o looking to add a monthly income component to your portfolio
                              o willing to accept the risks of price and dividend fluctuations

                            These Funds may not be appropriate if you are:

                              o  investing emergency reserves
                              o uncomfortable with an investment that will fluctuate in value

TAX-FREE FUNDS              High Quality Municipal Bond Fund, Florida Tax-Exempt
                            Fund, and Tennessee Tax-Exempt Fund each seeks tax-exempt income and invests primarily in municipal securities that are exempt from federal income tax and, in the case of Florida Tax-Exempt Fund, Florida intangible tax and, in the case of Tennessee Tax-
                            Exempt Fund, Tennessee personal income tax.

WHO MAY WANT TO INVEST      Consider investing in these Funds if you are:

                              o looking to reduce federal income or Florida intangible or Tennessee personal income taxes
                              o  seeking monthly federal tax-exempt dividends
                              o willing to accept the risks of price and dividend fluctuations

                            These Funds may not be appropriate if you are:

                              o  investing through a tax-exempt retirement plan
                              o uncomfortable with an investment that will fluctuate in value

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES         AMSOUTH GOVERNMENT INCOME FUND

                     RISK/RETURN SUMMARY

INVESTMENT        The Fund seeks current income consistent with the preservation
OBJECTIVE         of capital.

PRINCIPAL         The Fund invests  primarily in securities issued or guaranteed
INVESTMENT        by the U.S.  government,  its  agencies or  instrumentalities.
STRATEGIES        These investments are principally mortgage-related securities,
                  U.S.   Treasury   obligations  and  U.S.   government   agency
                  obligations. The Fund invests in securities issued by: (i) the
                  Government National Mortgage Association,  which are supported by the full faith and credit of the U.S. government;  (ii) the
                  Federal National Mortgage  Association,  the Federal Home Loan
                  Mortgage Corporation, the Student Loan Marketing Association (
                  "SLMA ") and the Federal Home Loan Banks ("FHLBs"),  which are supported  by the right of the issuer to borrow  from the U.S.
                  Treasury;  (iii) the Federal Farm Credit Banks  ("FFCBs")  and
                  the Tennessee  Valley Authority  ("TVA"),  which are supported only by the credit of the issuer;  and (iv) the Private Export
                  Funding  Corporation  ("PEFCO") which may be guaranteed by the
                  Export-Import Bank of the U.S. ("Exim Bank"), an agency of the
                  U.S.

                  The  Advisor's  fixed  income  portfolio   management  process
                  focuses on the four key areas of duration  management,  sector weights,  position on the yield curve and security  selection;
                  the Advisor's goal is to add value in each of these four areas
                  through  the  active   management  of  the  Fund's  portfolio.
                  Beginning  with rigorous  fundamental  analysis of the economy
                  and  taking  into  account   characteristics  of  the  current
                  business and interest  rate cycles,  the Advisor  arrives at a projection  of the likely trend in interest  rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads  among bond market  sectors leads to further refinements in strategy.

                  The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL         Your  investment  in the Fund may be subject to the  following
INVESTMENT RISKS  principal risks:

                  INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                  CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                  Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S.  government,  but others are not insured or guaranteed by the U.S.  government  and may be  supported  only by the  issuer's  right to borrow from the
                  U.S.   Treasury,   by  the  credit  of  the  issuing   agency,
                  instrumentality  or corporation,  or by the U.S. in some other way.

                  PREPAYMENT   RISK:  If  a  significant   number  of  mortgages
                  underlying  a mortgage  backed  security are  refinanced,  the security may be  "prepaid."  In this case,  investors  receive their  principal back and are typically  forced to reinvest it in securities that pay lower interest rates.  Rapid changes in prepayment  rates  can  cause  bond  prices  and  yields to be volatile

                  INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                  If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                  For more information about these risks, please see "Additional
                  Investment Strategies and Risks."



DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                      AMSOUTH GOVERNMENT INCOME FUND
The bar chart  and  table  show how the Fund   PERFORMANCE BAR CHART AND TABLE
has  performed and how its  performance  has   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
varied  from  year to  year.  The bar  chart   FOR CLASS A SHARES(1)
gives  some  indication  of risk by  showing                   [BAR GRAPH]
changes in the Fund's yearly  performance to
demonstrate  that the Fund's value varied at           1994            -0.37
different  times.  The table below  compares           1995            14.38
the Fund's  performance over time to that of           1996             4.07
the  Lehman  Mortgage  Index,  an  unmanaged           1997             9.35
index   generally   representative   of  the           1998             7.14
mortgage  bond market as a whole.  The Index           1999             0.63
is not available for investment and does not           2000            10.67
reflect fees, brokerage commissions or other           2001             7.01
expenses  of  investing.   Of  course,  past           2002             8.70
performance  (before  and after  taxes) does           2003             1.46
not  indicate  how the Fund will  perform in
the future.


                                               The bar chart above does not reflect any applicable  sales charges  which  would  reduce  returns.  The Fund's  total return from 1/1/04 to 9/30/04 was ___%.
The  returns  for Class B Shares will differ
from the  Class A Shares'  returns  shown in   Best quarter:            4.54%        6/30/95
the bar chart because of  differences in the   Worst quarter:          -1.43%        3/31/94
expenses  of each class.  The table  assumes
that  Class  B  shareholders  redeem  all of                     AVERAGE ANNUAL TOTAL RETURNS
their  Fund  shares at the end of the period                        (for the periods ending
indicated.                                                          December 31, 2003)(1)

                                                          1              5             10 YEARS
                                                        YEAR           YEARS
CLASS A SHARES(2) Return Before Taxes
(with 4.00% sales charge)                              -2.60%          4.77%           5.78%
CLASS A SHARES Return After Taxes on
Distributions                                          -3.97%          2.71%           3.40%
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares                  -1.68%          2.80%           3.42%
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred Sales
Charge)                                                -4.07%          4.45%           5.26%
LEHMAN MORTGAGE INDEX                                   3.07%          6.55%           6.89%
------------

(1) Both charts assume  reinvestment of dividends and other  distributions.  For
current  performance   information  including  the  Fund's  30-day  yield,  call
1-800-451-8382.

(2) Class A Shares were first offered on 10/1/93. Performance for the Class B Shares, which were first offered on 3/13/00, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  AMSOUTH GOVERNMENT INCOME FUND
                                                                   FEES AND EXPENSES
As an  investor  in the  Government
Income  Fund,   you  will  pay  the    SHAREHOLDER TRANSACTION EXPENSES      CLASS A                CLASS B
following  fees and  expenses  when    (EXPENSES PAID BY YOU DIRECTLY)(1)    SHARES                 SHARES
you    buy   and    hold    shares.    Maximum Sales Charge
Shareholder  transaction  fees  are    (Load) on Purchases                   4.00%(2)               None
paid from your account. Annual Fund    Maximum Deferred Sales
operating  expenses are paid out of    Charge (Load)                           None                 5.00%(3)
Fund assets,  and are  reflected in    Redemption Fee(4)                     2.00%                  2.00%
the share price.
-----------------------------------    ANNUAL FUND OPERATING EXPENSES        CLASS A                CLASS B
CONTINGENT DEFERRED SALES CHARGE       (FEES PAID FROM FUND ASSETS)          SHARES                 SHARES
Some Fund  share  classes  impose a    Management Fee                        0.50%                  0.50%
back end sales charge (load) if you    Distribution and/or Service
sell your  shares  before a certain    (12b-1) Fee                            None                  0.75%
period of time has elapsed. This is    Other Expenses(5)                      ___%                  ___%
called a Contingent  Deferred Sales      Total Fund Operating Expenses(5)     ___%                  ___%
Charge ("CDSC").
-----------------------------------    (1)  AmSouth  Bank or  other  financial  institutions  may  charge  their customers account fees for automatic investment and other cash management services provided in connection with investment in the Fund.
                                       (2) Sales charges may be reduced  depending upon the amount  invested or, in certain  circumstances,  waived.  Class A Shares  bought as part of an investment  of $1  million or more are not  subject  to an initial  sales charge,  but may be  charged a CDSC of 1.00% if sold  within  one year of purchase. See "Distribution Arrangements."
                                       (3) For Class B Shares  purchased  prior to the  combination  of  AmSouth
                                       Funds with ISG Funds,  the CDSC on such Class B Shares held  continuously declines over six years,  starting with year one and ending in year seven from:  4%,  3%,  3%,  2%,  2%,  1%.  For all  other  Class B Shares  held continuously,  the CDSC declines  over six years,  starting with year one and ending in year  seven  from:  5%,  4%, 3%, 3%, 2%, 1%.  Approximately eight  years  after  purchase  (seven  years  in the  case of ISG  Shares acquired in the  combination),  Class B Shares  automatically  convert to
                                       Class A Shares.
Use the  example  to the  right  to    (4) To discourage  short-term  trading, a redemption fee of 2.00% will be
help  you   compare   the  cost  of    charged on sales or  exchanges  of Class A Shares and Class B Shares made
investing in the Fund with the cost    within  30 days of the date of  purchase.  See  "Redemption  Fee." A wire
of investing in other mutual funds.    transfer fee of $7.00 will be deducted from the amount of your redemption
It  illustrates  the amount of fees    of Class A and Class B Shares if you request a wire transfer.
and   expenses   you   would   pay,    (5) Other  expenses  are being  limited  to 0.36% for Class A Shares  and
assuming the following:                0.36% for Class B Shares.  Total  expenses  after fee waivers and expense reimbursements  for each  class  are:  Class A  Shares,  ___% and Class B
   o $10,000 investment                Shares,  ___%.  Any fee waiver or expense  reimbursement  arrangement  is
   o 5% annual return                  voluntary and may be discontinued at any time.
   o no changes in the Fund's
     operating expenses                                            EXPENSE EXAMPLE
   o redemption  at the end of each                                   1         3          5           10
     period                                                           YEAR      YEARS      YEARS       YEARS
                                       CLASS A SHARES              $  ___    $  ___     $  ___      $  ___
Because actual returns and             CLASS B SHARES
operating expenses will be     .       Assuming redemption         $  ___    $  ___     $  ___      $  ___
different, this example is for         Assuming no redemption      $  ___    $  ___     $  ___      $  ___
comparison only


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES          AMSOUTH
                                                                    LIMITED TERM
                                                                       BOND FUND
                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE   The  Fund  seeks  current  income   consistent  with  the
                       preservation of capital.

PRINCIPAL              The Fund  invests  primarily in  short-term  fixed income
INVESTMENT STRATEGIES  securities   with  maturities  of  five  years  or  less,
                       principally corporate bonds and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in securities issued by the Government National Mortgage Association, which are supported by the full faith and credit of the U.S.
                       government, and securities issued by the Federal National
                       Mortgage  Association,  the  Federal  Home Loan  Mortgage
                       Corporation and the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in debt securities only if they are high grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (
                       "NRSRO "), or are determined by the Advisor to be of comparable quality).

                       The Adviser's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                       The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL              Your  investment  in  the  Fund  may  be  subject  to the
INVESTMENT RISKS       following principal risks:

                       INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer- term bonds.

                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                       CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                       Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S.
                       Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                       If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                       For more information about these risks, please see "Additional Investment Strategies and Risks."


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES           AMSOUTH LIMITED TERM BOND FUND
The bar  chart  and  table  show how the
Fund   has    performed   and   how   its   Performance Bar Chart And Table
performance   has  varied  from  year  to
year.    The   bar   chart   gives   some   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
indication of risk by showing  changes in   FOR CLASS A SHARES(1)
the   Fund's   yearly    performance   to
demonstrate  that the Fund's value varied
at  different   times.  The  table  below                  [BAR GRAPH]
compares  the  Fund's   performance  over
time to that of  Merrill  Lynch  1-5 Year
Government/Corporate   Bond   Index,   an             1994             -1.80
unmanaged  index  representative  of  the             1995             12.72
total  return  of  short-term  government             1996             3.69
and  corporate  bonds.  The  Index is not             1997             6.80
available  for  investment  and  does not             1998             7.13
reflect fees,  brokerage  commissions  or             1999             1.36
other  expenses of investing.  Of course,             2000             8.22
past   performance   (before   and  after             2001             7.93
taxes)  does  not  indicate  how the Fund             2002             6.49
will perform in the future.                           2003             2.19

The  returns  for  Class  B  Shares  will
differ  from the Class A Shares'  returns   The bar chart  above does not reflect  any  applicable  sales
shown  in  the  bar  chart   because   of   charges which would reduce  returns.  The Fund's total return
differences   in  the  expenses  of  each   from 1/1/04 to 9/30/043 was ___%.
class.  The table  assumes  that  Class B
shareholders  redeem  all of  their  Fund   Best quarter:               4.02%      6/30/95
shares   at  the   end   of  the   period   Worst quarter:             -1.41%      3/31/94
indicated.

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                      (for the periods ending
                                                      December 31, 2003)(1)


                                                                         1           5           10
                                                                        YEAR       YEARS       YEARS
CLASS A SHARES(2) Return Before Taxes
(with 4.00% sales charge)                                              -1.91%      4.34%       4.97%
CLASS A SHARES Return After Taxes on
Distributions                                                          -3.06%      2.37%       2.84%
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares                                  -1.25%      2.46%       2.87%
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)                     -3.58%      4.05%       4.47%
MERRILL LYNCH 1-5 YEAR GOVERNMENT/
CORPORATE BOND INDEX                                                    3.30%      6.21%       6.25%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 2/1/89. Performance for the Class B Shares, which were first offered on 1/21/99, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                 AMSOUTH LIMITED TERM BOND FUND
As an investor in the Limited  Term                                FEES AND EXPENSES
Bond   Fund,   you   will  pay  the
following  fees and  expenses  when    SHAREHOLDER TRANSACTION EXPENSES          CLASS A            CLASS B
you    buy   and    hold    shares.   (EXPENSES PAID BY YOU DIRECTLY)(1)          SHARES             SHARES
Shareholder  transaction  fees  are   Maximum Sales Charge
paid from your account. Annual Fund   (Load) on Purchases                         4.00%(2)           None
operating  expenses are paid out of   Maximum Deferred Sales
Fund assets,  and are  reflected in   Charge (Load)                               None               5.00%(3)
the share price.                      Redemption Fee(4)                           2.00%              2.00%

-----------------------------------   ANNUAL FUND OPERATING EXPENSES             CLASS A            CLASS B
CONTINGENT DEFERRED SALES CHARGE      (FEES PAID FROM FUND ASSETS)                SHARES             SHARES
Some Fund  share  classes  impose a   Management Fee                              0.50%              0.50%
back end sales charge (load) if you   Distribution and/or Service
sell your  shares  before a certain   (12b-1) Fee                                 None               0.75%
period of time has elapsed. This is   Other Expenses(5)                            ___%               ___%
called a Contingent  Deferred Sales    Total Fund Operating Expenses(5)            ___%               ___%
Charge ("CDSC").
-----------------------------------
                                      (1) AmSouth Bank or other financial  institutions may charge their customers  account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

                                      (2)  Sales  charges  may be  reduced  depending  upon  the  amount  invested  or,  in  certain circumstances,  waived.  Class A Shares  bought as part of an investment of $1 million or more are not subject to an initial sales charge,  but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                      (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the
                                      CDSC on such Class B Shares held continuously  declines over six years, starting with year one and ending in year seven  from:  4%,  3%,  3%, 2%, 2%, 1%. For all other  Class B Shares  held continuously,  the CDSC  declines  over six years,  starting  with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.  Approximately  eight years after purchase (seven years in the case of ISG Shares acquired in the combination),  Class B Shares automatically  convert to
                                      Class A Shares.

                                      (4) To discourage  short-term  trading,  a redemption fee of 2.00% will be charged on sales or exchanges  of Class A Shares and Class B Shares made  within 30 days of the date of  purchase.
                                      See  "Redemption  Fee." A wire  transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                      (5)Other  expenses are being limited to 0.33% for Class A Shares and 0.33% for Class B Shares.
                                      Total  expenses  after fee  waivers  and expense  reimbursements  for each class are:  Class A
                                      Shares, ___%; and Class B Shares, ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the  example  to the  right  to
help  you   compare   the  cost  of
investing in the Fund with the cost
of investing in other mutual funds.
It  illustrates  the amount of fees
and   expenses   you   would   pay,
assuming the following:

  o  $10,000 investment
  o  5% annual return
  o  no changes in the Fund's
     operating expenses                                             EXPENSE EXAMPLE
  o  redemption at the end of each                                   1          3          5          10
     period                                                         YEAR      YEARS      YEARS       YEARS

Because actual returns and operating  CLASS A SHARES                $___      $___       $___       $___
expenses will be different, this      CLASS B SHARES
example is for comparison only.       Assuming redemption           $___      $___       $___       $___
                                      Assuming no redemption        $___      $___       $___       $___



DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                       AMSOUTH HIGH QUALITY
                                                                                                  BOND FUND

                            RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE        The Fund seeks current income consistent with the preservation of capital.

PRINCIPAL                   The Fund invests primarily high quality in bonds and other fixed income securities.
INVESTMENT STRATEGIES       These investments  include primarily U.S.  corporate bonds and debentures and notes
                            or  bonds  issued  or   guaranteed  by  the  U.S.   government,   its  agencies  or
                            instrumentalities.  The Fund  invests  in  securities  issued  by GNMA,  which  are supported  by the full  faith and  credit of the U.S.  government,  and  securities issued by FNMA, FHLMC and FHLBs,  which are supported by the right of the issuer to borrow from the U.S.  Treasury.  The Fund also invests in debt  securities  only if they are  high-grade  (rated at time of purchase in one of the four highest  rating categories  by an NRSRO,  or are  determined  by the  Advisor  to be of  comparable quality). In addition,  the Fund also invests in zero-coupon  obligations which are securities  which do not provide  current income but represent  ownership of future interest and principal payments on U.S. Treasury bonds.

                            The Fund may  purchase  fixed  income  securities  of any  maturity and there is no limit on the Fund's average  maturity.  The Fund's fixed income strategy focuses on managing  the Fund's  portfolio,  to produce a total  return  that will  exceed the
                            Lehman Brothers  Government/Credit  Index while  maintaining a risk profile similar to that of the Index.

                            The Advisor's  fixed income  portfolio  management  process focuses on the four key areas of  duration  management,  sector  weights,  position  on the yield curve and security selection;  the Advisor's goal is to add value in each of these four areas through the active  management  of the Fund's  portfolio.  Beginning  with rigorous fundamental analysis of the economy and taking into account  characteristics of the current  business and interest rate cycles,  the Advisor arrives at a projection of the likely trend in interest rates and adjusts  duration  accordingly.  Analysis of the shape of the yield curve and yield spreads  among bond market  sectors leads to
                            further   refinements  in  strategy.   Using  securities  selected  from  the  U.S.
                            Treasury,  Federal Agency, mortgage backed and investment grade credit sectors, the
                            Fund's  portfolio  is  constructed  and managed to produce  returns that exceed the
                            Fund's benchmark index over a full market cycle.

                            The Fund may also  invest in certain  other debt  securities.  For a more  complete description  of the various  securities  in which the Fund may  invest,  please see
                            "Additional Investment Strategies and Risks" or consult the SAI.

                                                       91



PRINCIPAL                   Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                            INTEREST RATE RISK: The possibility  that the value of the Fund's  investments will decline due to an increase in interest rates.  Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                            CREDIT  RISK:  The  possibility  that an issuer  cannot  make timely  interest  and principal  payments on its debt  securities,  such as bonds. The lower a security's rating, the greater its credit risk.

                            Certain securities issued by agencies and  instrumentalities of the U.S. government in which the Fund may  invest  are  backed by the full faith and credit of the U.S.
                            government,  but others are not insured or  guaranteed by the U.S.  government  and may be supported  only by the issuer's right to borrow from the U.S.  Treasury,  by the credit of the issuing agency,  instrumentality  or corporation,  or by the U.S.
                            in some other ways.

                            INCOME RISK: The possibility  that the Fund's income will decline due to a decrease in interest  rates.  Income risk is generally high for  shorter-term  bonds and low for longer-term bonds.

                            If  the  Fund  invests  in  securities  with  additional  risks,  its  share  price volatility accordingly could be greater and its performance lower.

                            For  more  information  about  these  risks,  please  see  "Additional   Investment
                            Strategies and Risks."



DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                 AMSOUTH HIGH QUALITY BOND
                                                                                                      FUND

                                          PERFORMANCE BAR CHART AND TABLE
The bar chart  and  table  show how       YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
the Fund has  performed and how its       FOR CLASS A SHARES(1)
performance has varied from year to                           [BAR GRAPH]
year.  The  bar  chart  gives  some
indication   of  risk  by   showing
changes   in  the   Fund's   yearly
performance to demonstrate that the   1994                -3.23
Fund's  value  varied at  different   1995                18.41
times. The table below compares the   1996                 2.56
Fund's  performance  over  time  to   1997                 9.27
that       of      the       Lehman   1998                 9.19
Government/Credit     Index,     an   1999                -2.56
unmanaged index  representative  of   2000                12.06
the total return of government  and   2001                 7.40
corporate  bonds.  The Index is not   2002                10.66
available for  investment  and does   2003                 2.63
not   reflect    fees,    brokerage
commissions  or other  expenses  of
investing.    Of    course,    past
performance   (before   and   after
taxes)  does not  indicate  how the
Fund will perform in the future.      The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/04 to 9/30/04 was
                                      ___%.


                                                Best quarter:          [6.53]%   [6/30/95]
The returns for Class B Shares will             Worst quarter:        [-2.39]%   [3/31/94]
differ  from  the  Class A  Shares'
returns  shown  in  the  bar  chart                           AVERAGE ANNUAL TOTAL RETURNS
because  of   differences   in  the                           (for the periods ending
expenses of each  class.  The table                           December 31, 2003)(1)
assumes  that Class B  shareholders
redeem all of their Fund  shares at
the end of the period indicated.


                                                             1                     5                  10
                                                           YEAR                  YEARS               YEARS
CLASS A SHARES(2) Return Before Taxes
(with 4.00% sales charge)                                 -1.45%                 5.04%               6.01%
CLASS A SHARES Return After Taxes on
Distributions                                             -3.01%                 2.90%               3.58%
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares                     -0.81%                 2.98%               3.60%
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)        -3.01%                 4.75%               5.62%
LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX               4.67%                 6.66%               6.98%

(1) Both charts assume  reinvestment of dividends and other  distributions.  For
current  performance   information  including  the  Fund's  30-day  yield,  call
1-800-451-8382.

(2) Class A Shares were first offered on 12/1/88. Performance for the Class B Shares, which were first offered on 9/16/97, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                     AMSOUTH HIGH QUALITY BOND
                                                                                   FUND

As  an   investor   in  the    High                                FEES AND EXPENSES
Quality   Bond  Fund,  you will pay
the  following  fees  and  expenses   SHAREHOLDER TRANSACTION EXPENSES             CLASS A        CLASS B
when  you  buy  and  hold   shares.   (EXPENSES PAID BY YOU DIRECTLY)(1)           SHARES         SHARES
Shareholder  transaction  fees  are   Maximum Sales Charge
paid from your account. Annual Fund   (Load) on Purchases                          4.00%(2)       None
operating  expenses are paid out of   ---------------------------------------------------------------------------
Fund assets,  and are  reflected in   Maximum Deferred Sales
the share price.                      Charge (Load)                                None           5.00%(3)
-----------------------------------   ---------------------------------------------------------------------------
CONTINGENT  DEFERRED  SALES  CHARGE   Redemption Fee(4)                            2.00%          2.00%
Some Fund  share  classes  impose a
back end sales charge (load) if you   ANNUAL FUND OPERATING EXPENSES               CLASS A        CLASS B
sell your  shares  before a certain   (FEES PAID FROM FUND ASSETS)                 SHARES         SHARES
period of time has elapsed. This is   ---------------------------------------------------------------------------
called a Contingent  Deferred Sales   Management Fee                               0.50%          0.50%
Charge ("CDSC").                      --------------------------------------------------------------------------
-----------------------------------   Distribution and/or Service
                                      (12b-1) Fee                                  None           0.75%
                                      ---------------------------------------------------------------------------
                                      Other Expenses(5)                             ___%           ___%
                                      ---------------------------------------------------------------------------
                                         Total Fund Operating Expenses(5)           ___%           ___%
                                      ---------------------------------------------------------------------------

                                      (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic  investment and other cash management  services provided in connection with investment in the Fund.

                                      (2) Sales charges may be reduced depending upon the amount invested or, in certain  circumstances,  waived.  Class  A  Shares  bought  as  part of an investment  of $1  million or more are not  subject  to an  initial  sales charge,  but may be  charged  a CDSC of 1.00% if sold  within  one year of purchase. See "Distribution Arrangements."

                                      (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years,  starting with year one and ending in year seven from: 4%,
                                      3%, 3%, 2%, 2%, 1%. For all other  Class B Shares held  continuously,  the
                                      CDSC  declines  over six years,  starting with year one and ending in year seven  from:  5%, 4%, 3%, 3%, 2%,  1%.  Approximately  eight  years  after purchase  (seven  years  in  the  case  of  ISG  Shares  acquired  in  the combination), Class B Shares automatically convert to Class A Shares.

                                      (4) To discourage  short-term  trading,  a redemption fee of 2.00% will be charged on sales or  exchanges  of Class A Shares and Class B Shares  made within  30 days of the  date of  purchase.  See  "Redemption  Fee." A wire transfer fee of $7.00 will be deducted from the amount of your  redemption of Class A Shares and Class B Shares if you request a wire transfer.

                                      (5) Other expenses are being limited to 0.34% for Class A Shares and 0.34%
                                      for  Class  B  Shares.  Total  expenses  after  fee  waivers  and  expense reimbursements  for each  class  are:  Class A Shares,  ___%;  and Class B
                                      Shares,  ___%.  Any fee waiver or  expense  reimbursement  arrangement  is voluntary and may be discontinued at any time.



Use the  example  to the  right  to
help  you   compare   the  cost  of
investing in the Fund with the cost
of investing in other mutual funds.
It  illustrates  the amount of fees
and   expenses   you   would   pay,                                EXPENSE EXAMPLE
assuming the following:
                                                                   1          3         5            10
  o  $10,000 investment                                           YEAR      YEARS      YEARS       YEARS
  o  5% annual return                 ------------------------------------------------------------------------
  o  no changes in the Fund's         CLASS A SHARES            $  ____    $ ___     $ ___       $  ___
     operating expenses               ------------------------------------------------------------------------
  o  redemption at the end of each    CLASS B SHARES
     period                           Assuming redemption       $  ___     $ ___     $ ___       $  ___
                                      Assuming no redemption    $  ___     $ ___     $ ___       $  ___
Because actual returns and            ------------------------------------------------------------------------
operating expenses will be
different, this example is for
comparison only.



DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                               AMSOUTH HIGH QUALITY
                                                                                              MUNICIPAL BOND FUND

                            RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE        The Fund seeks to produce as high a level of current federal  tax-exempt income as is consistent with the preservation of capital.

PRINCIPAL                   The Fund invests primarily in high quality  municipal  securities that provide income
INVESTMENT STRATEGIES       that is exempt from federal income tax and is not a tax preference  item for purposes of the federal  alternative  minimum tax. Municipal  securities are debt obligations, such as bonds and notes, issued by states, territories, and possessions of the United
                            States  and  their   political   subdivisions,   agencies,   and   instrumentalities.
                            Additionally, the Fund concentrates its investments in municipal securities issued by the  State of  Alabama  and its  political  subdivisions.  The Fund  invests  in debt securities  only if they are high-grade  (rated at the time of purchase in one of the four highest  rating  categories  by an NRSRO or  determined  by the Advisor to be of comparable quality). The Fund may purchase securities of any maturity.

                            The  Adviser's  fixed income  portfolio  management  process  focuses on the four key areas of  duration  management,  sector  weights,  position  on the  yield  curve and security  selection;  the Advisor's  goal is to add value in each of these four areas through  the active  management  of the Fund's  portfolio.  Beginning  with  rigorous fundamental  analysis of the economy and taking into account  characteristics  of the current  business and interest  rate cycles,  the Advisor  arrives at a projection of the likely trend in interest rates and adjusts duration accordingly.  Analysis of the shape of the  yield  curve and yield  spreads  among  bond  market  sectors  leads to further refinements in strategy.

                            The Fund may invest in certain other debt  securities in addition to those  described above.  For a more complete  description of the various  securities in which the Fund may invest,  please see "Additional  Investment  Strategies and Risks" or consult the
                            SAI.
PRINCIPAL
INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                            INTEREST RATE RISK: The  possibility  that the value of the Fund's  investments  will decline due to an increase in interest  rates.  Interest rate risk is generally  high for longer-term bonds and low for shorter-term bonds.

                            TAX  RISK:  The risk  that the  issuer of the  securities  will  fail to comply  with certain  requirements  of the Internal  Revenue  Code,  which would cause adverse tax consequences.

                            CREDIT  RISK:  The  possibility  that an  issuer  cannot  make  timely  interest  and principal  payments on its debt  securities,  such as bonds.  The lower a  security's rating, the greater its credit risk.

                            STATE-SPECIFIC  CONCENTRATION  RISK: By  concentrating  its investments in securities issued  by  Alabama  and its  municipalities,  the Fund  will be more  vulnerable  to
                            unfavorable   developments  in  Alabama  than  funds  that  are  more  geographically diversified.  Additionally,  because  of the  relatively  small  number of issuers of
                            Alabama  municipal  securities,  the Fund is likely to invest in a limited  number of issuers.

                            INCOME RISK:  The  possibility  that the Fund's income will decline due to a decrease in interest rates.  Income risk is generally high for shorter-term  bonds and low for longer- term bonds.

                            LIQUIDITY  RISK:  The risk that certain  securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                            If the Fund invests in securities with additional  risks,  its share price volatility accordingly could be greater and its performance lower.

                            For more information about these risks, please see "Additional  Investment Strategies and Risks."



DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                         AMSOUTH HIGH QUALITY
                                                                                        MUNICIPAL BOND FUND
                                       PERFORMANCE BAR CHART AND TABLE
The bar chart  and  table  show how    YEAR-BY-YEAR TOTAL RETURNS
the Fund has  performed and how its    AS OF 12/31 FOR CLASS A
performance has varied from year to    SHARES(1),(2)
year.  The  bar  chart  gives  some
indication   of  risk  by   showing    [BAR GRAPH]
changes   in  the   Fund's   yearly
performance to demonstrate that the
Fund's  value  varied at  different
times. The table below compares the    1994             -2.61
Fund's  performance  over  time  to    1995             10.36
that of the Merrill Lynch 1-12 Year    1996              3.48
Municipal Bond Index,  an unmanaged    1997              6.18
index generally  representative  of    1998              5.42
municipal  bonds with  intermediate    1999             -1.67
maturities of no less than one year    2000              8.82
and no more than twelve years.  The    2001              4.50
Index   is   not    available   for    2002              8.63
investment  and  does  not  reflect    2003              3.17
fees,   brokerage   commissions  or
other  expenses  of  investing.  Of
course,  past  performance  (before
and after  taxes) does not indicate
how the Fund  will  perform  in the
future.

The returns for Class B Shares will    The bar chart above does not reflect any  applicable  sales charges which
differ  from  the  Class A  Shares'    would reduce returns.  The Fund's total return from 1/1/04 to 9/30/04 was
returns  shown  in  the  bar  chart    ___%.
because  of   differences   in  the
expenses of each  class.  The table
assumes  that Class B  shareholders          Best quarter:          3.79%             9/30/02
redeem all of their Fund  shares at          Worst quarter:        -3.51%             3/31/94
the end of the period indicated.
                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                        (for the periods ending
                                                        December 31, 2003)(1),(2)


                                               1                     5                   10
                                              YEAR                 YEARS               YEARS
CLASS A SHARES(2) Return Before Taxes
(with 4.00% sales charge)                    -1.03%                3.76%               4.11%
CLASS A SHARES Return After Taxes on
Distributions                                -1.05%                3.72%               N/A
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares         0.46%                3.73%               N/A
CLASS B SHARES(3) Return Before Taxes
(with applicable Contingent Deferred Sales   -2.73%                3.43%               3.63%
Charge)
MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND
INDEX                                         4.82%                5.94%               5.85%

(1) Both charts assume  reinvestment of dividends and other  distributions.  For
current  performance   information  including  the  Fund's  30-day  yield,  call
1-800-451-8382.

(2) The Fund commenced operations on 7/1/97, through a transfer of assets from certain collective trust fund ("commingled") accounts advised by AmSouth Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, their performance may have been adversely affected. After-tax returns reflect performance since 7/1/97, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 7/1/97.

(3) Performance for the Class B Shares, which were first offered on 2/3/99, is based on the historical performance of the Fund's Class A Shares, including the performance of the commingled accounts (without sales charge) prior to that date. The commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                                               AMSOUTH HIGH QUALITY
                                                                                                MUNICIPAL BOND FUND
DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES

As an investor in the High  Quality
Municipal  Bond Fund,  you will pay                              FEES AND EXPENSES
the  following  fees  and  expenses   SHAREHOLDER TRANSACTION EXPENSES              CLASS A       CLASS B
when you  buy  and   hold    shares.  (EXPENSES PAID BY YOU DIRECTLY)(1)            SHARES        SHARES
Shareholder  transaction  fees  are   Maximum Sales Charge
paid from your account. Annual Fund   (Load) on Purchases                           4.00%(2)        None
operating  expenses are paid out of   Maximum Deferred Sales
Fund assets,  and are  reflected in   Charge (Load)                                 None          5.00%(3)
the share price.                      Redemption Fee(4)                             2.00%         2.00%

-----------------------------------   ANNUAL FUND OPERATING EXPENSES                CLASS A       CLASS B
CONTINGENT DEFERRED SALES CHARGE      (FEES PAID FROM FUND ASSETS)                  SHARES        SHARES
                                      Management Fee                                0.50%         0.50%
Some Fund  share  classes  impose a   Distribution and/or Service
back end sales charge (load) if you   (12b-1) Fee                                   None          0.75%
sell your  shares  before a certain   Other Expenses(5)                             ___%          ___%
period of time has elapsed. This is    Total Fund Operating Expenses(5)             ___%          ___%
called a Contingent  Deferred Sales
Charge ("CDSC").                      (1)  AmSouth  Bank  or  other  financial  institutions  may  charge  their
-----------------------------------   customers account fees for automatic  investment and other cash management services provided in connection with investment in the Fund.

                                      (2) Sales charges may be reduced depending upon the amount invested or, in certain  circumstances,  waived.  Class  A  Shares  bought  as  part of an investment  of $1  million or more are not  subject  to an  initial  sales charge,  but may be  charged  a CDSC of 1.00% if sold  within  one year of purchase. See "Distribution Arrangements."

                                      (3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, the CDSC on such Class B Shares held continuously declines over six years,  starting with year one and ending in year seven from: 4%,
                                      3%, 3%, 2%, 2%, 1%. For all other  Class B Shares held  continuously,  the
                                      CDSC  declines  over six years,  starting with year one and ending in year seven  from:  5%, 4%, 3%, 3%, 2%,  1%.  Approximately  eight  years  after purchase  (seven  years  in  the  case  of  ISG  Shares  acquired  in  the combination), Class B Shares automatically convert to Class A Shares.

                                      (4) To discourage  short-term  trading,  a redemption fee of 2.00% will be
Use the  example  to the  right  to   charged on sales or  exchanges  of Class A Shares and Class B Shares  made
help  you   compare   the  cost  of   within  30 days of the  date of  purchase.  See  "Redemption  Fee." A wire
investing in the Fund with the cost   transfer fee of $7.00 will be deducted from the amount of your  redemption
of investing in other mutual funds.   of Class A Shares and Class B Shares if you request a wire transfer.
It  illustrates  the amount of fees
and   expenses   you   would   pay,   (5) Other expenses are being limited to 0.24% for Class A Shares and 0.24%
assuming the following:               for  Class  B  Shares.  Total  expenses  after  fee  waivers  and  expense reimbursements  for each  class  are:  Class A Shares,  ___%;  and Class B
  o   $10,000 investment              Shares,  ___%.  Any fee waiver or  expense  reimbursement  arrangement  is
  o   5% annual return                voluntary and may be discontinued at any time.
  o   no changes in the Fund's
      operating expenses                                               EXPENSE EXAMPLE
  o   redemption at the end of each
      period                                                      1         3          5          10
                                                                 YEAR     YEARS      YEARS      YEARS
Because    actual    returns    and
operating    expenses    will    be   CLASS A SHARES            $ ___     $ ___     $ ___      $  ___
different,   this  example  is  for   CLASS B SHARES
comparison only.                      Assuming redemption       $ ___     $ ___     $ ___      $  ___
                                      Assuming no redemption    $ ___     $ ___     $ ___      $  ___


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                   AMSOUTH FLORIDA TAX-EXEMPT FUND

                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE   The Fund seeks to produce as high a level of current  interest income exempt from federal income  tax and  Florida  intangible  personal  property  tax as is  consistent  with the preservation of capital.

PRINCIPAL              The Fund  invests  primarily  in  municipal  securities  of the State of Florida  and its
INVESTMENT STRATEGIES  political  subdivisions  that provide  income exempt from federal  income tax and Florida intangible  personal property tax. The Fund invests in Florida municipal  securities only if they are  high-grade  (rated at the time of purchase in one of the four highest rating categories by an NRSRO or determined  by the Advisor to be of  comparable  quality).  The
                       Fund may purchase securities of any maturity.

                       The Advisor's fixed income portfolio  management process focuses on the four key areas of duration management,  sector weights, position on the yield curve and security selection;
                       the  Advisor's  goal is to add  value in each of these  four  areas  through  the  active management of the Fund's portfolio.  Beginning with rigorous  fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles,  the Advisor  arrives at a projection  of the likely trend in interest  rates and adjusts duration accordingly.  Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy.

                       The Fund is non-diversified and, therefore,  may concentrate its investments in a limited number of issuers.  The Fund may invest in certain  other debt  securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest,  please see "Additional  Investment Strategies and Risks" or consult the SAI.

PRINCIPAL              Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                       INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an  increase  in  interest  rates.  Interest  rate  risk  is  generally  high  for longer-term  bonds and low for shorter-term  bonds.

                       TAX RISK:  The risk that the issuer of the  securities  will fail to comply with  certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                       STATE SPECIFIC RISK: By concentrating its investments in securities issued by Florida and its  municipalities,  the Fund will be more  vulnerable to  unfavorable  developments  in
                       Florida than funds that are more geographically diversified.

                       CREDIT RISK:  The  possibility  that an issuer cannot make timely  interest and principal payments  on its debt  securities,  such as bonds.  The lower a  security's  rating,  the greater its credit risk.

                       LIQUIDITY  RISK: The risk that certain  securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                       NON-DIVERSIFIED  RISK:  The Fund may  invest  in a small  number of  companies  which may increase  the  volatility  of the Fund.  Accordingly,  the Fund's  portfolio  may be more sensitive to changes in the market value of a single company or industry.

                       INCOME RISK:  The  possibility  that the Fund's  income will decline due to a decrease in interest rates.  Income risk is generally high for shorter-term bonds and low for longer-
                       term bonds.

                       If the Fund invests in  securities  with  additional  risks,  its share price  volatility accordingly could be greater and its performance  lower.

                       For more information about these risks, please see "Additional  Investment Strategies and
                       Risks."


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                 AMSOUTH FLORIDA TAX-EXEMPT FUND

The bar chart and table show how the
Fund  has   performed  and  how  its
performance  has varied from year to               PERFORMANCE BAR CHART AND TABLE
year.   The  bar  chart  gives  some               YEAR-BY-YEAR TOTAL RETURNS AS OF
indication   of  risk   by   showing               12/31 FOR CLASS A SHARES(1) (%)
changes   in   the   Fund's   yearly
performance to demonstrate  that the                       [BAR GRAPH]
Fund's  value  varied  at  different
times.  The table below compares the
Fund's performance over time to that               1995             11.04
of  the  Merrill   Lynch  1-12  Year               1996             3.60
Municipal  Bond Index,  an unmanaged               1997             6.54
index  generally  representative  of               1998             5.44
municipal  bonds  with  intermediate               1999            -1.33
maturities  of no less than one year               2000             8.36
and no more than twelve  years.  The               2001             4.47
Index   is   not    available    for               2002             8.43
investment   and  does  not  reflect               2003             3.04
fees, brokerage commissions or other
expenses  of  investing.  Of course,
past  performance  (before and after   The bar chart above does not reflect any  applicable  sales charges which
taxes)  does  not  indicate  how the   would reduce returns.  The Fund's total return from 1/1/04 to 9/30/04 was
Fund will perform in the future.       ___%.


                                       Best quarter:                       4.40%              3/31/95
The  returns for Class B Shares will   Worst quarter:                     -1.85%              6/30/99
differ  from  the  Class  A  Shares'
returns   shown  in  the  bar  chart
because   of   differences   in  the                      AVERAGE ANNUAL TOTAL RETURNS
expenses  of each  class.  The table            (for the periods ending December 31, 2003)(1)
assumes  that  Class B  shareholders
redeem all of their  Fund  shares at
the end of the period indicated.
                                                      1                   5         SINCE INCEPTION
                                                     YEAR                YEARS               (9/30/94)
CLASS A SHARES(2) Return Before Taxes
(with 4.00% sales charge)                          -1.12%                3.68%               4.71%
CLASS A SHARES Return After Taxes on
Distributions                                      -1.14%                3.66%               4.67%
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares               0.40%                3.66%               4.60%
CLASS B SHARES(2) Return Before Taxes
(with applicable Contingent Deferred
Sales Charge)                                      -2.69%                3.37%               4.26%

MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX        4.82%                5.94%               6.56%

(1) Both charts assume reinvestment of dividends and other  distributions.  For current performance  information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Class A Shares were first offered on 9/30/94.  Performance for the Class B Shares,  which were first offered on 3/16/99, is based on the historical  performance of the Fund's Class A Shares (without sales charge) prior to that date.  The  historical  performance  of the Class B Shares has been  restated to reflect the Fund's Class B
Shares distribution (12b-1) fees and the contingent deferred sales charge.

                                                                                                AMSOUTH FLORIDA
      DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                          TAX-EXEMPT FUND

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                                AMSOUTH FLORIDA
      DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                          TAX-EXEMPT FUND

As  an   investor   in  the  Florida                              FEES AND EXPENSES
Tax-Exempt  Fund,  you  will pay the
following fees and expenses when you   SHAREHOLDER TRANSACTION EXPENSES        CLASS A                CLASS B
buy  and  hold  shares.  Shareholder   (EXPENSES PAID BY YOU DIRECTLY)(1)      SHARES                 SHARES
transaction  fees are paid from your
account.   Annual   Fund   operating   Maximum Sales Charge
expenses   are   paid  out  of  Fund   (Load) on Purchases                     4.00%(2)               None
assets,  and  are  reflected  in the   Maximum Deferred Sales
share price.                           Charge (Load)                           None                   5.00%(3)
                                       Redemption Fee(4)                       2.00%                  2.00%
CONTINGENT DEFERRED SALES CHARGE
                                       ANNUAL FUND OPERATING EXPENSES          CLASS A                CLASS B
Some  Fund  share  classes  impose a   (FEES PAID FROM FUND ASSETS)            SHARES                 SHARES
back end sales charge  (load) if you
sell  your  shares  before a certain   Management Fee                          0.50%                  0.50%
period of time has elapsed.  This is   Distribution and/or Service
called a Contingent  Deferred  Sales   (12b-1) Fee                             None                   0.75%
Charge ("CDSC").                       Other Expenses(5)                       ---%                   ---%
                                        Total Fund Operating Expenses(5)       ---%                   ---%

                                       (1)  AmSouth  Bank or  other  financial  institutions  may  charge  their customers account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

                                       (2) Sales charges may be reduced  depending upon the amount  invested or, in  certain  circumstances,  waived.  Class A Shares  and  Class B Shares bought as part of an  investment of $1 million or more are not subject to an  initial  sales  charge,  but may be  charged  a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

                                       (3) A CDSC on Class B Shares held  continuously  declines  over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%,
                                       1%.   Approximately   eight   years  after   purchase,   Class  B  Shares
                                       automatically convert to Class A Shares.

Use the example to the right to help   (4) To discourage  short-term  trading, a redemption fee of 2.00% will be
you compare the cost of investing in   charged on sales or  exchanges  of Class A Shares and Class B Shares made
the Fund with the cost of  investing   within  30 days of the date of  purchase.  See  "Redemption  Fee." A wire
in   other    mutual    funds.    It   transfer fee of $7.00 will be deducted from the amount of your redemption
illustrates  the  amount of fees and   of Class A Shares and Class B Shares if you request a wire transfer.
expenses you would pay, assuming the
following:                             (5) Other  expenses  are being  limited  to 0.19% for Class A Shares  and
                                       0.19% for Class B Shares.  Total  expenses  after fee waivers and expense
  o  $ 10,000 investment               reimbursements  for each class  are:  Class A Shares,  ___%;  and Class B
  o  5% annual return                  Shares,  ___%.  Any fee waiver or expense  reimbursement  arrangement  is
  o  no   changes  in  the  Fund's     voluntary and may be discontinued at any time.
     operating expenses
  o  redemption   at  the  end  of                                         EXPENSE EXAMPLE
     each period
                                                                   1             3             5            10
Because     actual    returns    and                              YEAR         YEARS         YEARS        YEARS
operating     expenses    will    be
different,   this   example  is  for   CLASS A SHARES           $ ___522       $ ---         $ ---        $ ---
comparison only.                       CLASS B SHARES
                                       Assuming redemption      $ ___703       $ ---         $ ---        $ ---
                                       Assuming no redemption   $___ 203       $ ---         $ ---        $ ---


                                                                                            AMSOUTH TENNESSEE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              TAX-EXEMPT FUND

                     RISK/RETURN SUMMARY

INVESTMENT           The Fund seeks to provide  investors  with  current  income  exempt  from  federal  and
OBJECTIVE            Tennessee income taxes without assuming undue risk.

PRINCIPAL            The Fund invests  primarily in municipal  securities  of the State of Tennessee and its
INVESTMENT           political  subdivisions  that  provide  income  exempt  from  federal  income  tax  and
STRATEGIES           Tennessee  personal income taxes.  The Fund invests in Tennessee  municipal  securities only if they are  high-grade  (rated at the time of purchase in one of the four highest rating  categories  by an  NRSRO  or  determined  by the  Advisor  to be of  comparable quality.  The Fund may purchase securities of any maturity.


                     The Advisor's fixed income portfolio  management  process focuses on the four key areas of duration  management,  sector  weights,  position  on the yield  curve and  security selection;  the Advisor's  goal is to add value in each of these four areas through the active  management  of  the  Fund's  portfolio.  Beginning  with  rigorous  fundamental analysis  of the  economy  and  taking  into  account  characteristics  of the  current business and interest  rate cycles,  the Advisor  arrives at a projection of the likely trend in interest rates and adjusts duration accordingly.  Analysis of the shape of the yield curve and yield  spreads among bond market  sectors leads to further  refinements in strategy.

                     The Fund is  non-diversified  and,  therefore,  may  concentrate  its  investments in a limited number of issuers. The Fund may purchase securities of any maturity.

                     The Fund may invest in other debt  securities  in  addition to those  described  above.
                     For a more  complete  description  of the  various  securities  in  which  the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL            Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                     INTEREST  RATE RISK:  The  possibility  that the value of the Fund's  investments  will decline due to an increase in interest rates.  Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                     TAX RISK: The risk that the issuer of the  securities  will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                     STATE  SPECIFIC  RISK:  By  concentrating  its  investments  in  securities  issued  by
                     Tennessee  and its  municipalities,  the Fund will be more  vulnerable  to  unfavorable developments in Tennessee than funds that are more geographically diversified.

                     CREDIT RISK: The  possibility  that an issuer cannot make timely interest and principal payments on its debt  securities,  such as bonds.  The lower a security's  rating,  the greater its credit risk.

                     LIQUIDITY  RISK:  The risk that certain  securities  may be difficult or  impossible to sell at the time and the price that would normally prevail in the market.

                     NON-DIVERSIFIED  RISK:  The Fund may invest in a small  number of  companies  which may increase the  volatility  of the Fund.  Accordingly,  the Fund's  portfolio may be more sensitive to changes in the market value of a single company or industry.

                     INCOME RISK: The  possibility  that the Fund's income will decline due to a decrease in interest  rates.  Income  risk is  generally  high for  shorter-term  bonds and low for longer- term bonds.

                     The  Fund  may  trade   securities   actively  to  achieve  its  principal   investment
                     strategies.   Active  trading  of  portfolio   securities  could  increase  the  Fund's
                     transaction  costs (thereby  lowering its  performance)  and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                     If the Fund invests in securities with  additional  risks,  its share price  volatility accordingly could be greater and its performance lower.


                                                       105

                     For more information about these risks,  please see "Additional  Investment  Strategies and Risks."


                                                                                             AMSOUTH TENNESSEE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND

The bar  chart  and  table  show  how the  Fund has
performed and how its  performance  has varied from                PERFORMANCE BAR CHART AND TABLE
year to year.  The bar chart gives some  indication               YEAR-BY-YEAR TOTAL RETURNS AS OF
of risk by showing  changes  in the  Fund's  yearly               12/31 FOR CLASS A SHARES(1,2)(%)
performance  to  demonstrate  that the Fund's value
varied  at   different   times.   The  table  below  [BAR GRAPH]
compares the Fund's  performance  over time to that
of the  Merrill  Lynch  1-12  Year  Municipal  Bond  1994                                      -8.57
Index, an unmanaged index generally  representative  1995                                      13.40
of municipal bonds with intermediate  maturities of  1996                                       1.39
no less  than  one  year  and no more  than  twelve  1997                                       7.13
years.  Both the bar chart and the table assume the  1998                                       4.26
reinvestment  of dividends and  distributions.  The  1999                                      -3.07
Index is not available for  investment and does not  2000                                       8.65
reflect  fees,   brokerage   commissions  or  other  2001                                       3.4
expenses of investing.  Of course, past performance  2002                                       8.43
(before and after  taxes) does not indicate how the  2003                                       2.62
Fund will perform in the future.

                                                     The bar  chart  above  does not  reflect  any  applicable
                                                     sales  charges  which would  reduce  returns.  The Fund's
The  returns  for Class B Shares  will  differ from  total return from 1/1/04 to 9/30/04 was ___%.
the Class A Shares'  returns shown in the bar chart
because  of  differences  in the  expenses  of each  Best quarter:                  5.91%    3/31/95
class.  The table assumes that Class B shareholders  Worst quarter:                -8.12%    3/31/94
redeem all of their  Fund  shares at the end of the
period indicated.

                                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                           (for the periods ending December 31, 2003)(1),(2)


                                                        1                      5                  10
                                                       YEAR                  YEARS              YEARS

CLASS A SHARES(2) Return Before Taxes
(with 4.00% sales charge)                            -1.50%                 3.08%              3.17%
CLASS A SHARES Return After Taxes on
Distributions                                        -1.57%                 3.06%               N/A
CLASS A SHARES Return After Taxes on
Distributions and Sale of Fund Shares                 0.03%                 3.08%               N/A
CLASS B SHARES(2),(3) Return Before Taxes
(with applicable Contingent Deferred Sales           -3.10%                 2.81%              2.74%
Charge)
MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX          4.82%                 5.94%              5.85%


(1) Both charts assume reinvestment of dividends and other distributions.  For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 3/28/94 to 3/12/00 of the ISG Tennessee Tax Exempt Fund, an
open-end  investment  company that was the predecessor fund to the AmSouth  Tennessee  Tax-Exempt Fund. The ISG
Tennessee  Tax-Exempt  Fund,  commenced  operations  on  3/28/94,  through a transfer  of assets  from  certain collective trust fund ("commingled")  accounts managed by First American National Bank, using substantially the same investment  objective,  policies and methodologies as the Fund. The quoted before-tax  returns of the Fund includes the performance of the predecessor  fund commingled  accounts for periods dating back to 7/31/93,  and prior to the Fund's commencement of operations,  restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange  Commission and,  therefore,  were not subject to the investment  restrictions  imposed by law on registered mutual funds. If the commingled  accounts had been registered,  their performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled  accounts prior to that date. Class A Shares were first offered on 3/28/94.

                                                      107

(3)  Performance  for the Class B Shares,  which were  first  offered on  2/24/98,  is based on the  historical performance  of the Fund's Class A Shares,  including the  performance of the  predecessor  fund and commingled accounts  (without sales charge) prior to that date. The predecessor fund and commingled  accounts were managed using  substantially  the same investment  objective,  policies and  methodologies  as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares  distribution  (12b-1)
fees and the contingent deferred sales charge.


The table shows the impact of taxes on the Fund's returns.  After-tax returns are only shown for Class A Shares and may vary for Class B Shares.  The Fund's  after-tax  returns are  calculated  using the highest  individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing  "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return  figures  for the same  period.  A higher  after-tax  return  results  when a capital  loss  occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  Please note that actual after-tax  returns  depend on an  investor's  tax  situation  and may differ from those  shown.  Also note that after-tax  returns  shown are not  relevant  to  investors  who hold their  Fund  shares  through  tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                            AMSOUTH TENNESSEE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              TAX-EXEMPT FUND

As an  investor  in the  Tennessee                                FEES AND EXPENSES
Tax-Exempt  Fund, you will pay the   SHAREHOLDER TRANSACTION EXPENSES          CLASS A               CLASS B
following  fees and expenses  when   (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES                SHARES
you   buy   and    hold    shares.
Shareholder  transaction  fees are   Maximum Sales Charge
paid  from  your  account.  Annual   (Load) on Purchases                       4.00%(2)              None
Fund  operating  expenses are paid   Maximum Deferred Sales
out  of  Fund   assets,   and  are   Charge (Load)                             None                  5.00%(3)
reflected in the share price.        Redemption Fee(4)                         2.00%                 2.00%

CONTINGENT DEFERRED SALES CHARGE

Some Fund  share  classes  impose a  ANNUAL FUND OPERATING EXPENSES            CLASS A               CLASS B
back end  sales  charge  (load)  if  (FEES PAID FROM FUND ASSETS)              SHARES                SHARES
you  sell  your  shares   before  a
certain    period   of   time   has  Management Fee                            0.50%                 0.50%
elapsed.    This   is    called   a  Distribution and/or Service
Contingent  Deferred  Sales  Charge  (12b-1) Fee                               None                  0.75%
("CDSC").                            Other Expenses(5)                         ---%                  ---%
                                     Total Fund Operating Expenses(5)          ---%                  ---%

                                     (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic  investment and other cash management  services provided in connection with investment in the Fund.

                                     (2) Sales charges may be reduced depending upon the amount invested or, in certain  circumstances,  waived.  Class  A  Shares  bought  as  part of an investment  of $1  million or more are not  subject  to an  initial  sales charge,  but may be  charged  a CDSC of 1.00% if sold  within  one year of purchase. See "Distribution Arrangements."

Use the  example  to the  right  to  (3) For Class B Shares purchased prior to the combination of AmSouth Funds
help  you   compare   the  cost  of  with ISG Funds, the CDSC on such Class B Shares held continuously declines investing in the Fund with the cost  over six years,  starting with year one and ending in year seven from: 4%, of investing in other mutual funds.  3%, 3%, 2%, 2%, 1%. For all other  Class B Shares held  continuously,  the
It  illustrates  the amount of fees  CDSC  declines  over six years,  starting with year one and ending in year
and   expenses   you   would   pay,  seven  from:  5%, 4%, 3%, 3%, 2%,  1%.  Approximately  eight  years  after
assuming the following:              purchase  (seven  years  in  the  case  of  Shares  acquired  in  the  ISG combination), Class B shares automatically convert to Class A Shares.
  o   $ 10,000 investment
  o   5% annual return               (4) To discourage  short-term  trading,  a redemption fee of 2.00% will be
  o   no  changes  in the  Fund's    charged on sales or  exchanges  of Class A Shares and Class B Shares  made
      operating expenses             within  30 days of the  date of  purchase.  See  "Redemption  Fee." A wire
  o   redemption at the end of       transfer fee of $7.00 will be deducted from the amount of your  redemption
      each period                    of Class A Shares and Class B Shares if you request a wire transfer.

Because  actual returns and          (5) Other expenses are being limited to 0.42% for Class A Shares and 0.42%
operating expenses will be           for  Class  B  Shares.  Total  expenses  after  fee  waivers  and  expense
different, this example is for       reimbursements  for each  class  are:  Class A Shares,  ___%;  and Class B
comparison only.                     Shares,  ___%.  Any fee waiver or  expense  reimbursement  arrangement  is voluntary and may be discontinued at any time.

                                                                  EXPENSE EXAMPLE

                                                                     1           3          5          10
                                                                    YEAR       YEARS      YEARS      YEARS

                                     CLASS A SHARES                 $ ---      $---       $---       $---
                                     CLASS B SHARES
                                     Assuming redemption            $ ---      $---       $---       $---
                                     Assuming no redemption         $ ---      $---       $---       $---


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
DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                                         OVERVIEW

                                 MONEY MARKET FUNDS

                                     These Funds seek current  income with liquidity and stability of principal by investing  primarily in short-term debt securities.  Each Fund seeks to maintain a stable price of $1.00 per share.

WHO MAY WANT TO INVEST           Consider investing in these Funds if you are:
                                     o   seeking preservation of capital
                                     o   investing short-term reserves
                                     o   willing to accept lower potential  returns in exchange for a higher degree of safety
                                     o   in the case of Tax-Exempt Money Market Fund, seeking federal tax-exempt income

                                 These Funds may not be  appropriate  if you are:
                                     o   seeking high total return
                                     o   pursuing a long-term goal or investing for retirement

                                                                                                  AMSOUTH PRIME
DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                                MONEY MARKET FUND

                       RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE   The Fund seeks current income with liquidity and stability of principal.
PRINCIPAL
INVESTMENT STRATEGIES  The  Fund  invests  only  in U.S.  dollar-denominated,  "high-quality"  short-term  debt securities, including the following:

                          o    Obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities

                          o    Certificates  of  deposit,   time  deposits,   bankers'  acceptances  and  other
                               short-term  securities issued by domestic or foreign banks or their subsidiaries or branches

                          o    Domestic  and  foreign  commercial  paper and other  short-term  corporate  debt obligations, including those with floating or variable rates of interest

                          o    Obligations  issued or  guaranteed by one or more foreign  governments  or their agencies or instrumentalities, including obligations of supranational entities

                          o    Asset-backed securities

                          o    Repurchase agreements collateralized by the types of securities listed above

                       The Fund invests in securities issued by: (i) FNMA, FHLMC, SLMA and the FHLBs, which are supported  by the right of the issuer to borrow from the U.S.  Treasury,  and (ii) FFCBs and the TVA, which are supported only by the credit of the issuer. The Fund also invests in  mortgage-related  securities issued by nongovernmental  entities which are rated, at the time of purchase,  in one of the four highest  rating  categories by an NRSRO or, if unrated,  determined by its Advisor to be of  comparable  quality.  "High-quality"  debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two NRSROs (for example, commercial paper rated "A-1` by
                       S&P and "P-1" by Moody's Investors Service,  Inc. ("Moody's") or one NRSRO if only rated by one NRSRO or (ii) if  unrated,  are  determined  by the  Advisor to be of  comparable quality.

                       When selecting  securities for the Fund's portfolio,  the Advisor first considers safety of principal and the quality of an investment.  The Advisor then focuses on generating a high level of income. The Advisor generally evaluates investments based on interest rate sensitivity  selecting those  securities  whose  maturities fit the Fund's interest rate sensitivity  target and which the Advisor believes to be the best relative  values.  The
                       Fund will maintain an average  weighted  portfolio  maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                       For a more complete  description of the securities in which the Fund may invest,  please see "Additional Investment Strategies and Risks" or consult the SAI.

                                                     111

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              MONEY MARKET FUND

PRINCIPAL              Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                       INTEREST  RATE  RISK:  The  possibility  that the value of the Fund's  investments  will decline due to an increase in interest  rates or that the Fund's yield will decrease due to a decrease in interest rates.

                       CREDIT RISK: The  possibility  that an issuer cannot make timely  interest and principal payments on its debt  securities,  such as bonds.  The lower a  security's  rating,  the greater its credit risk.

                       Certain securities issued by agencies and  instrumentalities  of the U.S.  government in which  the Fund  may  invest  are  backed  by the  full  faith  and  credit  of the U.S.
                       government,  but others are not insured or guaranteed by the U.S.  government and may be supported only by the issuer's right to borrow from the U.S. Treasury,  by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                       For more information about these risks, please see "Additional Investment Strategies and
                       Risks."

                       AN  INVESTMENT  IN THE FUND IS NOT A DEPOSIT  OR AN  OBLIGATION  OF  AMSOUTH  BANK,  ITS
                       AFFILIATES,  OR ANY BANK,  AND IT IS NOT INSURED OR  GUARANTEED  BY THE FEDERAL  DEPOSIT
                       INSURANCE  CORPORATION  OR ANY  OTHER  GOVERNMENT  AGENCY.  ALTHOUGH  THE FUND  SEEKS TO
                       PRESERVE THE VALUE OF YOUR  INVESTMENT AT $1 PER SHARE,  IT IS POSSIBLE TO LOSE MONEY BY
                       INVESTING IN THE FUND.



---------------------------------------------------------------------------------------------------------------
The bar  chart  and table on this page show how the Fund               [BAR CHART]
has  performed and how its  performance  has varied from
year to year.  The bar chart  gives some  indication  of  1994                     3.72
risk  by   showing   changes   in  the   Fund's   yearly  1995                     5.50
performance to demonstrate  that the Fund's value varied  1996                     4.84
at  different  times.  The table  below shows the Fund's  1997                     4.98
performance over time. Of course,  past performance does  1998                     4.88
not indicate how the Fund will perform in the future.     1999                     4.49
                                                          2000                     5.73
                                                          2001                     3.46
                                                          2002                     0.98
                                                          2003                     0.39

                                                          The Fund's total return from 1/1/04 to 9/30/04 was
                                                          ---%.

                                                          Best quarter:             1.48%            12/31/00
                                                          Worst quarter:            0.07%             9/30/03

                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                          (for the periods ending
The  returns  for Class B Shares  will  differ  from the                    December 31, 2002)(1)
Class A Shares'  returns  shown on the bar chart because
of differences in the expenses of each class.  The table
below  assumes that Class B  shareholders  redeem all of
their Fund shares at the end of the period indicated
---------------------------------------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                                  AMSOUTH PRIME
                                                                                              MONEY MARKET FUND
                                                            1                       5                       10
                                                          YEAR                    YEARS                   YEARS

CLASS A SHARES(2)                                         0.39%                   2.98%                   3.88%
CLASS B SHARES(3)
(with applicable Contingent Deferred Sales Charge)        0.20%                   2.31%                    N/A

------------

(1) Both charts assume reinvestment of dividends.

(2)  Performance  for the Class A Shares,  which were  first  offered  on  4/1/96,  is based on the  historical performance of the Class I Shares prior to that date.

(3)Class B Shares were first offered on 6/15/98.

As of  December  31,  2003,  the  Fund's  7-day  yield for Class A Shares and Class B Shares was .30% and .15%,
respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been ___% for Class A
Shares and ___% for Class B Shares,  for this time period.  For current  yield  information  on the Fund,  call
1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday that it is published.



                                                                                                  AMSOUTH PRIME
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              MONEY MARKET FUND

As an  investor  in the Prime  Money                               FEES AND EXPENSES
Market   Fund,   you  will  pay  the
following fees and expenses when you   SHAREHOLDER TRANSACTION EXPENSES          CLASS A                  CLASS B
buy  and  hold  shares.  Shareholder   (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES                   SHARES
transaction  fees are paid from your   Maximum Sales Charge
account.   Annual   Fund   operating   (Load) on Purchases                       None                     None
expenses   are   paid  out  of  Fund                                             ----                     ----
assets,  and  are  reflected  in the   Maximum Deferred Sales
share price.                           Charge (Load)                             None                     5.00%(2)
                                                                                 ----                     --------
CONTINGENT DEFERRED SALES CHARGE       Redemption Fee(3)                         None                     None
Some  Fund  share  classes  impose a
back end sales charge  (load) if you   ANNUAL FUND OPERATING EXPENSES            CLASS A                  CLASS B
sell  your  shares  before a certain   (FEES PAID FROM FUND ASSETS)              SHARES                   SHARES
period of time has elapsed.  This is
called a Contingent  Deferred  Sales   Management Fee                            0.40%                    0.40%
Charge ("CDSC").                                                                 -----
                                       Distribution and/or Service
                                       (12b-1) Fee                               None                     0.75%
                                                                                 ----                     ----
                                       Other Expenses(4)                         ____%                    ____%
                                                                                 ----                     ----
                                         Total Fund Operating Expenses(4)        ____%                    ____%
                                                                                 ----                     ----

                                       (1)  AmSouth  Bank or other  financial  institutions  may  charge  their customer account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

                                       (2) For former  Class B Shares  purchased  prior to the  combination  of
                                       AmSouth  Funds  with ISG  Funds,  the CDSC on such  Class B Shares  held continuously  declines over six years, starting with year one and ending in year seven from: 4%, 3%, 3%, 2%, 2%, 1%. For all other Class B Shares held continuously,  the CDSC declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase  (seven years in the case of Shares  acquired in the ISG combination), Class B Shares automatically convert to Class A
                                       Shares.

                                       (3) A wire  transfer  fee of $7.00 will be  deducted  from the amount of your redemption if you request a wire transfer.

                                       (4) Other  expenses  are being  limited  to 0.40% for Class A Shares and
Use the example to the right to help   0.03% for Class B Shares.  Total  expenses after fee waivers and expense
you compare the cost of investing in   reimbursements  for Class A Shares  are ___% and for Class B Shares  are
the Fund with the cost of  investing   ___%. Any fee waiver or expense  reimbursement  arrangement is voluntary
in   other    mutual    funds.    It   and may be discontinued at any time.
illustrates  the  amount of fees and
expenses you would pay, assuming the
following:

   o  $ 10,000 investment                                           EXPENSE EXAMPLE
   o  5% annual return
   o  redemption at the end of each                                  1             3            5          10
      period                                                       YEAR          YEARS        YEARS       YEARS
   o  no changes in the Fund's         CLASS A SHARES              $____         $____        $____       $____
      operating expenses                                            ----          ----         ----        ----
                                       CLASS B SHARES
Because actual returns and operating   Assuming redemption         $____         $____        $____       $____
expenses  will  be  different,  this   Assuming no redemption      $____         $____        $____       $____
example is for comparison only.                                     ----          ----         ----        ----


                                                                                        AMSOUTH TREASURY RESERVE
DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                                 MONEY MARKET FUND

                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE   The  Fund  seeks  to  provide  investors  with as high a level of  current  income  as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL              The Fund invests  primarily in U.S.  Treasury  Securities  and  repurchase  agreements in
INVESTMENT STRATEGIES  respect  thereof.  The Fund  may  invest  up to 20% of its  assets  in  other  securities guaranteed as to payment of principal and interest by the U.S.  government and repurchase agreements in respect thereof.

                       The interest income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not federal,  income taxes. Dividends attributable to income from repurchase agreements are subject to federal, state and local income taxes.

                       The Fund invests  based on  considerations  of safety of principal and  liquidity,  which means that the Fund may not necessarily invest in securities paying the highest available yield at a  particular  time.  The Fund will  attempt to increase its yield by trading to
                       take  advantage  of  short-term  market  variations.   The  Advisor  generally  evaluates
                       investments based on interest rate sensitivity.

                       The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                       For a more complete  description of the  securities in which the Fund may invest,  please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL              Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                       INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in  interest  rates or that the value of the Fund's  investments  will  decline due to an increase in interest rates.

                       A security backed by the U.S.  Treasury or the full faith and credit of the United States is guaranteed  only as to timely payment of interest and principal when held to maturity.
                       Neither the market value of such securities nor the Fund's share price is guaranteed.

                       For more information about these risks, please see "Additional  Investment Strategies and
                       Risks."

                       AN  INVESTMENT  IN THE FUND IS NOT A  DEPOSIT  OR AN  OBLIGATION  OF  AMSOUTH  BANK,  ITS
                       AFFILIATES,  OR ANY BANK,  AND IT IS NOT INSURED OR  GUARANTEED  BY THE  FEDERAL  DEPOSIT
                       INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE
                       THE VALUE OF YOUR  INVESTMENT AT $1 PER SHARE,  IT IS POSSIBLE TO LOSE MONEY BY INVESTING
                       IN THE FUND.



                                                                                        AMSOUTH TREASURY RESERVE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               MONEY MARKET FUND

The bar  chart and table on this page show how the Fund
has performed and how its  performance  has varied from  PERFORMANCE BAR CHART AND TABLE year to year.  The bar chart gives some  indication  of  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A
risk  by  showing   changes   in  the   Fund's   yearly  SHARES(1,2)(%)
performance  to  demonstrate   that  the  Fund's  value  [BAR CHART]
varied at  different  times.  The table below shows the
Fund's   performance   over  time.   Of  course,   past  1994                           4.05
performance   does  not  indicate  how  the  Fund  will  1995                           5.41
perform in the future.                                   1996                           4.78
                                                         1997                           4.78
                                                         1998                           4.68
                                                         1999                           4.38
                                                         2000                           5.54
                                                         2001                           3.47
                                                         2002                           0.96
                                                         2003                           0.29

                                                         The Fund's total return from 1/1/04 to 9/30/04 was ___%.

                                                         Best quarter:             1.43%             12/31/00
                                                         Worst quarter:            0.04%              9/30/93


                                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                               (for the periods ending December 31, 2003(1)


                                                           1                        5                   10
                                                         YEAR                     YEARS                YEARS

CLASS A SHARES(2)                                        0.29%                    2.90%                3.82%

(1) Both charts assume reinvestment of dividends.

(2) The Treasury  Reserve Money Market Fund  commenced  operations on 3/29/94  through a transfer of assets from certain  collective trust fund  ("commingled")  accounts managed by the Advisor,  using  substantially  the same investment  objective,  policies and methodologies as the Fund. The quoted  performance of the Fund includes the performance of the commingled accounts for periods prior to the Fund's  commencement of operations,  restated to reflect the expenses  associated with the Fund. The commingled  accounts were not registered with the Securities and Exchange Commission and were not subject to the investment  restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered,  their returns may have been adversely affected.  Class A
Shares were first offered on 8/29/94.

As of December  31, 2003,  the Fund's  7-day yield for Class A Shares was .23%.  Without fee waivers and expense reimbursements, the Fund's yield would have been ___% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382.  The Fund's yield appears in THE WALL STREET JOURNAL each Thursday that it is published.

                                                                                       AMSOUTH TREASURY RESERVE
DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                                MONEY MARKET FUND

As  an   investor   in  the   AmSouth                                FEES AND EXPENSES
Treasury  Reserve  Money Market Fund,
you will pay the  following  fees and   SHAREHOLDER TRANSACTION EXPENSES                           CLASS A
expenses   when   you  buy  and  hold   (EXPENSES PAID BY YOU DIRECTLY)(1)                         SHARES
shares.  Shareholder transaction fees   Maximum Sales Charge
are paid  from your  account.  Annual   (Load) on Purchases                                        None
Fund operating  expenses are paid out   Maximum Deferred Sales
of Fund assets,  and are reflected in   Charge (Load)                                              None
the share price.                        Redemption Fee(2)                                          None

                                        ANNUAL FUND OPERATING EXPENSES                             CLASS A
                                        (FEES PAID FROM FUND ASSETS)                               SHARES
                                        Management Fee                                             0.40%
                                                                                                   -----
                                        Distribution and/or Service
                                        (12b-1) Fee                                                None
                                                                                                   ----
                                        Other Expenses(3)                                          ____%
                                                                                                   ----
                                        Total Fund Operating Expenses(3)                           ____%
                                                                                                   ----

                                        (1)  AmSouth  Bank or other  financial  institutions  may  charge  their customer account fees for automatic investment and other case management services provided in connection with investment in the Fund.

                                        (2) A wire  transfer  fee of $7.00 will be  deducted  from the amount of your redemption if you request a wire transfer.

                                        (3) Other expenses are being limited to 0.44% for Class A Shares.  Total expenses after fee waivers and expense reimbursements for Class A Shares are  0.84%.  Any fee  waiver or  expense  reimbursement  arrangement  is
Use the  example to the right to help   voluntary and may be discontinued at any time.
you compare the cost of  investing in
the Fund  with the cost of  investing                                  EXPENSE EXAMPLE
in other mutual funds. It illustrates
the amount of fees and  expenses  you                                          1         3        5        10
would pay, assuming the following:                                           YEAR      YEARS    YEARS     YEARS

   o   $10,000 investment               CLASS A SHARES                       $____     $____    $____     $____
   o   5% annual return
   o   redemption  at the end of each
       period
   o   no   changes   in  the  Fund's
       operating expenses

Because  actual returns and operating
expenses  will  be  different,   this
example is for comparison only.

                                                                                              AMSOUTH TAX-EXEMPT
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               MONEY MARKET FUND

                       RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE   The Fund seeks as high a level of current  interest income exempt from federal income tax as is consistent with the preservation of capital and relative stability of principal.

PRINCIPAL              The Fund invests primarily in short-term municipal securities that provide income that is
INVESTMENT STRATEGIES  exempt  from  federal  income tax and is not a tax  preference  item for  purposes of the federal alternative minimum tax.  Short-term  municipal  securities are debt obligations, such as bonds and notes,  issued by states,  territories,  and  possessions of the United
                       States and their political subdivisions, agencies, and instrumentalities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may include rated and unrated  variable and floating rate tax-exempt notes which may have a stated  maturity  in excess of one year but which will be  subject to a demand  feature permitting  the Fund to demand  payment within a year. The Fund may also invest up to 10%
                       of its total assets in the securities of money market mutual funds that invest  primarily in obligations exempt from federal income tax.

                       When selecting securities for the Fund's portfolio, the Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income.  The Advisor  generally  evaluates  investments  based on interest  rate sensitivity  selecting  those  securities  whose  maturities fit the Fund's interest rate sensitivity target and that the Advisor believes to be the best relative values.

                       The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                       The Fund may invest in certain  other  short-term  debt  securities  in addition to those described above. For a more complete  description of the various  securities in which the
                       Fund may invest,  please see "Additional  Investment Strategies and Risks" or consult the
                       SAI.

PRINCIPAL              Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                       INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in  interest  rates or that the value of the Fund's  investments  will  decline due to an increase in interest rates.

                       CREDIT RISK:  The  possibility  that an issuer cannot make timely  interest and principal payments  on its debt  securities,  such as bonds.  The lower a  security's  rating,  the greater its credit risk.

                       TAX RISK:  The risk that the issuer of the  securities  will fail to comply with  certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                       For more information about these risks, please see "Additional  Investment Strategies and
                       Risks."

                       AN  INVESTMENT  IN THE FUND IS NOT A  DEPOSIT  OR AN  OBLIGATION  OF  AMSOUTH  BANK,  ITS
                       AFFILIATES,  OR ANY BANK,  AND IT IS NOT INSURED OR  GUARANTEED  BY THE  FEDERAL  DEPOSIT
                       INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE
                       THE VALUE OF YOUR  INVESTMENT AT $1 PER SHARE,  IT IS POSSIBLE TO LOSE MONEY BY INVESTING
                       IN THE FUND.


                                                                                              AMSOUTH TAX-EXEMPT

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               MONEY MARKET FUND

The  bar  chart  and  table  on this                       PERFORMANCE BAR CHART AND TABLE
page   show   how   the   Fund   has                       YEAR-BY-YEAR TOTAL RETURNS AS OF
performed  and how  its  performance                       12/31 FOR CLASS A SHARES(1,2) (%)
has  varied  from year to year.  The
bar chart gives some  indication  of                                 [BAR GRAPH]
risk  by  showing   changes  in  the
Fund's   yearly    performance    to                  1994                                         2.33
demonstrate  that the  Fund's  value                  1995                                         3.44
varied  at  different   times.   The                  1996                                         2.95
table   below   shows   the   Fund's                  1997                                         3.10
performance  over  time.  Of course,                  1998                                         2.89
past  performance  does not indicate                  1999                                         2.72
how the  Fund  will  perform  in the                  2000                                         3.35
future.                                               2001                                         1.91
                                                      2002                                         0.64
                                                      2003                                         0.34
                                      The Fund's total return from 1/1/04 to 9/30/04 was ___%.

                                      Best quarter:                          [0.91%]                 [6/30/95]
                                      Worst quarter:                         [0.14%]                 [3/31/02]


                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                           (for the periods ending December 31, 2003(1)



                                                         1                     5                    10
                                                        YEAR                 YEARS                 YEARS
CLASS A SHARES(2)                                      0.34%                 1.78%                 2.36%

(1) Both charts assume reinvestment of dividends.

(2)  Performance  for the Class A Shares,  which  were  first  offered  on  4/1/96,  is based on the  historical performance of the Class I Shares prior to that date.

As of December  31, 2003,  the Fund's 7-day yield for Class A Shares was ____%.  Without fee waivers and expense reimbursements, the Fund's yield would have been ___% for this time period. For current yield information on the
Fund,  call  1-800-451-8382.  The Fund's  yield  appears in THE WALL STREET  JOURNAL  each  Thursday  that it is published.

                                                                                              AMSOUTH TAX-EXEMPT
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                MONEY MARKET FUND

As an  investor  in  the  Tax-Exempt                              FEES AND EXPENSES
Money Market Fund,  you will pay the
following fees and expenses when you  SHAREHOLDER TRANSACTION EXPENSES                             CLASS A
buy  and  hold  shares.  Shareholder  (EXPENSES PAID BY YOU DIRECTLY)(1)                           SHARES
transaction  fees are paid from your  Maximum Sales Charge
account.   Annual   Fund   operating  (Load) on Purchases                                          None
expenses   are   paid  out  of  Fund  Maximum Deferred Sales
assets,  and  are  reflected  in the  Charge (Load)                                                None
share price.                          Redemption Fee(2)                                            None

                                      ANNUAL FUND OPERATING EXPENSES                               CLASS A
                                      (FEES PAID FROM FUND ASSETS)                                 SHARES
                                      Management Fee                                               0.40%
                                      Distribution and/or Service
                                      (12b-1) Fee                                                  None
                                      Other Expenses(3)                                            ___%
                                      Total Fund Operating Expenses(3)                             ___%

                                      (1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic  investment and other cash management  services provided in connection with investment in the Fund.

                                      (2) A wire  transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

                                      (3) Other  expenses are being  limited to 0.39% for Class A Shares.  Total expenses after fee waivers and expense  reimbursements  for Class A Shares
Use  the  example  to the  right  to  are  0.79%.  Any  fee  waiver  or  expense  reimbursement  arrangement  is
help   you   compare   the  cost  of  voluntary and may be discontinued at any time.
investing  in the Fund with the cost
of investing in other mutual  funds.
It  illustrates  the  amount of fees                              EXPENSE EXAMPLE
and    expenses   you   would   pay,
assuming the following:                                                          3            5           10
                                                                  YEAR         YEARS        YEARS       YEARS
   o   $ 10,000 investment
   o   5% annual return               CLASS A SHARES              $___         $____        $____       $____
   o   redemption at the end of
       each period
   o   no changes in the Fund's
       operating expenses

Because actual returns and operating
expenses  will  be  different,  this
example is for comparison only.


[GRAPHIC           ADDITIONAL INVESTMENT STRATEGIES AND RISKS
OMITTED][GRAPHIC OMITTED]

EQUITY FUNDS

VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

SELECT EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500(R) . The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500(R) , corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P or Fitch or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P and Fitch are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities drawn from the S&P(R) 400. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. Companies that no longer meet this definition after purchase continue to be considered to meet the definition for purposes of the 80% policy. The sub-advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies with small market capitalizations, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations at the time of purchase of the companies in the Russell 2000 Growth Index. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund invests its assets primarily in equity securities of non-U.S. companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P or Fitch, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The value criteria used by the sub-advisor, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria.
Similarly, the sub-advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the sub-advisor's judgment, circumstances warrant their sale.

The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The sub-advisor may exclude the stock of a company that meets applicable market capitalization criteria if the sub-advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the sub-advisor intends to purchase in round lots only. Furthermore, the sub-advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

On at least a semi-annual basis, the sub-advisor will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the sub-advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of the Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

EQUITY FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Capital Growth Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. All other Equity Funds and the Bond Funds may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Equity Fund may hold uninvested cash pending investment.

HYBRID FUNDS

BALANCED FUND -- The Fund will normally invest between 45-75% of its assets in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed income securities. Fixed income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed income characteristics of those securities. The Fund's debt securities will consist of high-grade securities, which are those securities rated in one of the four highest rating categories by a NRSRO at the time of purchase, or, if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees ("Board") to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate. The Fund invests in securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government; and (ii) FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in U.S. Treasury obligations.

APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                              BENCHMARK PERCENTAGES

                                                                      MODERATE
                              AGGRESSIVE                 GROWTH AND  GROWTH AND
UNDERLYING FUND                GROWTH         GROWTH       INCOME      INCOME
  ASSET CLASS                 ----------     PORTFOLIO   PORTFOLIO   PORTFOLIO
   -----------                               ---------   ---------   ----------
Equity Funds                     95%             70%        55%          45%
Bond Funds                        4%             29%        44%          54%
Money Market Funds                1%              1%         1%           1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

BOND FUNDS

GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities such as GNMA, which are supported by the full faith and credit of the U.S. government, and FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury, and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

The Fund's investments also include securities issued by (i) SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury;
(ii) FFCBs and the Tennessee Valley Authority, which are supported only by the credit of the issuer; and (iii) Private Export Funding Corporation, which may be guaranteed by the Export Import Bank of the U.S., an agency of the U.S.

The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put," the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury.

HIGH QUALITY BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings for investment purposes. The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

HIGH QUALITY MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. For purposes of these policies, net assets include net assets plus borrowings for investment purposes.

Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax.

FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any, is not subject to the federal alternative minimum tax, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.

Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Florida.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

TENNESSEE TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Tennessee and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any. For purposes of this policy, net assets include net assets plus borrowings for investment purposes. As a non-fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities that are not subject to the federal alternative minimum tax for individuals.

Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Tennessee.

                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Tennessee to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Tennessee Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.


MONEY MARKET FUNDS

PRIME MONEY MARKET FUND -- As a fundamental policy, the Fund will invest only in U.S. dollar-denominated, "high quality" short-term debt securities. "High quality" debt securities are those obligations, which at the time of purchase,
(1) possess the highest short-term rating from at least two NRSROs, or one NRSRO if only rated by one NRSRO, or (2) if unrated, are determined by the Advisor to be of comparable quality. The Fund's investments include securities issued by:
(i) FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; and (ii) FFCB and TVA, which are supported only by the credit of the issuer. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security.

TAX-EXEMPT MONEY MARKET FUND -- As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in Taxable Obligations. For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the Advisor to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase,
(i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or
(iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board.


ALL AMSOUTH FUNDS

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order). As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

ADDITIONAL INVESTMENT STRATEGIES AND RISK

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. government in some other way.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

NON-DIVERSIFICATION RISK. A Fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

ADDITIONAL INVESTMENT STRATEGIES AND RISK

PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"), which would cause adverse tax consequences.

ADDITIONAL SPECIFIC RISKS

In addition to the risks discussed above, the Funds' investments may also be subject to the following risks based on the Funds' use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

LEVERAGE RISK. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

MANAGEMENT RISK. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

POLITICAL RISK. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

REGULATORY RISK. (Asset-backed securities, mortgage-backed securities)

The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

[GRAPHIC OMITTED][GRAPHIC OMITTED]     FUND MANAGEMENT

THE INVESTMENT ADVISOR

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Funds. As of July 31, 2004, AAMI had over $_ billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2004, AmSouth Bank had $___ billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2004 of $___ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. Investment sub-advisory services are provided to certain Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rate change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2004:

                                                           PERCENTAGE OF
                                                        AVERAGE NET ASSETS
                                                          AS OF 07/31/04

Value Fund                                                     0.80%
Capital Growth Fund                                            0.80%
Large Cap Fund                                                 0.75%
Mid Cap Fund                                                   0.61%
Small Cap Fund                                                 1.10%
Balanced Fund                                                  0.80%
Select Equity Fund                                             0.80%
Enhanced Market Fund                                           0.45%
International Equity Fund                                      0.81%
Aggressive Growth Portfolio                                    0.10%
Growth Portfolio                                               0.10%
Growth and Income Portfolio                                    0.10%
Moderate Growth and Income Portfolio                           0.10%
High Quality Bond Fund                                         0.50%
Limited Term Bond Fund                                         0.50%
Government Income Fund                                         0.50%
High Quality Municipal Bond Fund                               0.40%
Florida Tax-Exempt Fund                                        0.40%
Tennessee Tax-Exempt Fund                                      0.50%
Prime Money Market Fund                                        0.35%
Tax-Exempt Money Market Fund                                   0.25%
Treasury Reserve Money Market Fund                             0.35%

FUND MANAGEMENT

THE INVESTMENT SUB-ADVISORS

ENHANCED MARKET FUND, SELECT EQUITY FUND AND MID CAP FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with each Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, Mid Cap Fund and Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of each Fund.

SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies and restrictions.

Sawgrass is 27.5% owned by AmSouth Bank and 72.5% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

FUND MANAGEMENT

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                        SAWGRASS SMALL CAP       RUSSELL 2000
YEAR                                         COMPOSITE          GROWTH INDEX(1)
----                                         ---------          -------------
1988                                           11.73%                20.37%
1989                                           12.64%                20.17%
1990                                          -13.35%              -17.41%
1991                                           56.66%                51.19%
1992                                           21.94%                 7.77%
1993                                           20.99%                13.36%
1994                                             0.99%               -2.43%
1995                                           37.79%                31.04%
1996                                           11.72%                11.43%
1997                                           13.49%                12.86%
Last 5 Years(2)                                16.38%                12.76%
Last 10 Years(2)                               16.09%                13.50%

(1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

(2) Through December 31, 1997.


PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since

FUND MANAGEMENT

inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                EMERALD SMALL
                                               CAPITALIZATION    RUSSELL 2000
                                                   FUND(1)      GROWTH INDEX(2)
                                               ---------------  ---------------
RETAIL SHARES
 (absent imposition of sales charges)
 One Year                                         12.62%          12.86%
 Three Years                                      18.39%          18.12%
 Since Inception                                  12.41%          12.55%
RETAIL SHARES
 (absent imposition of the Emerald Small
 Capitalization Fund's maximum sales charge)
 One Year                                         7.55%           12.86%
 Three Years                                      16.58%          18.12%
 Since Inception                                  10.17%          12.55%

                                                EMERALD SMALL
                                               CAPITALIZATION    RUSSELL 2000
                                                   FUND(1)      GROWTH INDEX(2)
                                               ---------------  ---------------
CLASS B SHARES
 (absent imposition of sales charges)
 One Year                                          8.02%          12.86%
 Since Inception                                  18.26%          13.89%
CLASS B SHARES
 (assuming imposition of the Emerald Small
 Capitalization Fund's maximum contingent
 deferred sales charge)
 One Year                                          4.99%          12.86%
 Since Inception                                  15.87%          13.89%

(1)  Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

(2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.


During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares (the shares most similar to the Class A Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares (the shares most similar to the Class B Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE

The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

FUND MANAGEMENT

INTERNATIONAL EQUITY FUND -- Dimensional Fund Advisors Inc. ( "Dimensional ") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment sub-advisor to the International Equity Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Dimensional manages the Fund, selects investments, and places all orders for purchase and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objective, policies and restrictions. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $__ billion as of ______, 2004.

PORTFOLIO MANAGERS

The primary portfolio manager(s) for each Fund is as follows:

VALUE FUND - Brian B. Sullivan, CFA, has been the portfolio manager for the Value Fund since June 2004. Mr. Sullivan has been an officer of AmSouth Asset Management, Inc. since 1996 and joined AmSouth Bank in 1984. Prior to serving as Director of Fixed Income for AmSouth Bank's Trust Department, Mr. Sullivan managed equity portfolios and held the position of equity research coordinator for AmSouth Bank's Trust Department. Mr. Sullivan received his B.A. in Economics from the University of the South and his M.B.A. in Finance from Tulane University. He is a member and past president of the Alabama Society of Financial Analysts.

SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1997, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association for Investment Management and Research. He has 20 years of investment experience.

SELECT EQUITY FUND, ENHANCED MARKET FUND AND MID CAP FUND -- The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

BALANCED FUND - The Balanced Fund is co-managed by John P. Boston, CFA, and Brian B. Sullivan, CFA. Mr. Boston has co-managed the Balanced Fund since 1994. Mr. Sullivan has co-managed the Balanced Fund since June 2004. Mr. Sullivan has been an officer of the Advisor since 1996 and joined AmSouth Bank in 1984. Prior to serving as Director of Fixed Income for AmSouth Bank's Trust Department, Mr. Sullivan managed equity portfolios and held the position of equity research coordinator for AmSouth Bank's Trust Department. Mr. Sullivan received his B.A. in Economics from the University of the South and his M.B.A. in Finance from Tulane University. He is a member and past president of the Alabama Society of Financial Analysts. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts.

HIGH QUALITY BOND FUND -- The High Quality Bond Fund is managed by John P. Boston, CFA. Mr. Boston has served as the portfolio manager for the [High Quality] Bond Fund since 1999. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts.

LIMITED TERM BOND FUND -- The Limited Term Bond Fund is co-managed by John P. Boston, CFA, and Scott M. Flurry, CFA. Mr. Boston has been the portfolio manager for the Limited Term Bond Fund since August 1995. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts. Mr. Flurry joined the Advisor in 2003 and has been a portfolio manager for the Limited Term Bond Fund since July 2004. Mr.

Flurry joined AmSouth Bank's Asset Management Group in 2003 as a fixed-income portfolio manager. He manages several large institutional accounts for AmSouth Bank including AmSouth Bank's Common Trust Funds and is a member of both the Fixed-Income Strategy Group and the Asset-Allocation Committee. From 1993 to 2003, Mr. Flurry was employed by a major regional bank where he managed both equity and fixed-income portfolios. Mr. Flurry earned his B.S. in Finance from the University of Alabama and is a member of the Alabama Society of Financial Analysts.


HIGH QUALITY MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the High Quality Municipal Bond Fund, Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.


INTERNATIONAL EQUITY FUND -- Investment decisions for the Fund have been made by the Investment Committee of Dimensional since [October 2002.] The Investment Committee meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually. Karen Umland, VP and portfolio manager, heads the international group. Portfolio managers on the international team are located in Los Angeles, London and Sydney.

CAPITAL GROWTH FUND -- The Capital Growth Fund is managed by John Mark McKenzie. Mr. McKenzie has been involved in investment management since 1981, with portfolio management expertise in both equity and fixed income securities. He co-managed the Government Income Fund from 1999 to 2002 and managed it from 2003 to 2004. Mr. McKenzie was named fund manager of the Capital Growth Fund in 2004. He has been associated with the Trust Investment Department of AmSouth Bank, and banks acquired by AmSouth Bank, since 1984 and joined AmSouth Asset Management Inc. in 2003. Mr. McKenzie holds a bachelor's degree in banking and finance from the University of Mississippi, and earned his law degree from the University of Mississippi School of Law. He is a member of the Nashville Society of Financial Analysts and the Mississippi State Bar Association.

LARGE CAP FUND -- The Large Cap Fund is managed by Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

GOVERNMENT INCOME FUND -- The Government Income Fund is co-managed by John P. Boston, CFA and Michael T. Lytle, CFA. Mr. Boston and Mr. Lytle were each named co-manager of the Fund in 2004. Mr. Boston managed the Government Income Fund from 1993 to 1998 and co-managed the Fund from 1999 to 2002. He also manages the [High Quality] Bond Fund and the Limited Term Bond Fund and co-manages the
Balanced Fund. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts. Mr. Lytle joined AmSouth Bank's Asset Management Group in 1999 and AmSouth Asset Management Inc. in 2003. He is a fixed-income portfolio manager for AmSouth Asset Management Inc., specializing in taxable fixed-income securities. Mr. Lytle earned his bachelor's degree from Berry College and is a Chartered Financial Analyst. He serves as membership chairman of the Alabama Society of Financial Analysts.

STRATEGIC PORTFOLIOS AND MONEY MARKET FUNDS -- Investment decisions for each Strategic Portfolio and Money Market Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

THE DISTRIBUTOR AND ADMINISTRATOR

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares (the "Distributor"). BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

[GRAPHIC OMITTED][GRAPHIC OMITTED] SHAREHOLDER INFORMATION


CHOOSING A SHARE CLASS

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

CLASS A SHARES

o  Front-end sales charges, as described below.

o  Shareholder servicing fees of 0.25% of average daily net assets.

CLASS B SHARES

o  No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a distribution or Rule 12b-1 fee of 0.75%.

o  A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o Maximum investment for all Class B purchases by a shareholder for a Fund's shares: $99,999.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a front-end sales charge.

o Prime Money Market Fund: Class B Shares are only available through exchange of Class B Shares of another AmSouth Fund.

FORACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS I SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF AMSOUTH BANK AND CERTAIN OTHER QUALIFIED INVESTORS. CALL THE DISTRIBUTOR FOR MORE INFORMATION (SEE BACK COVER).

SHAREHOLDER INFORMATION                 MONEY MARKET FUNDS
              PRICING OF FUND SHARES
                                        The  per  share  NAV  for  each  Fund is
                                        determined  and its  shares  are  priced
------------------------------------    twice  a day on  each  day  the  Federal
                                        Reserve  Bank of New York is  open.  The
               HOW NAV IS CALCULATED    NAV for the Prime Money  Market Fund and
                                        the Treasury  Reserve  Money Market Fund
The price of a Fund's shares is is determined at 2:00 p.m. Eastern time based on the Fund's per share net and at the close of regular trading on asset value ("NAV"). The NAV is the New York Stock Exchange ("NYSE"), calculated by adding the total value normally at 4:00 p.m. Eastern time. The of the Fund's investments and other NAV for the Tax-Exempt Money Market Fund assets, subtracting its liabilities is determined at 12:00 p.m. Eastern time and then dividing that figure by the and at the close of regular trading on number of outstanding shares of the the NYSE. On days when the Federal
Fund:                                   Reserve  Bank of New York is closed  due
                                        to an emergency,  each Fund may elect to
                 NAV =                  be  open,  in  its  discretion  if it is
        TOTAL ASSETS - LIABILITIES/     determined to be in  shareholders'  best
             Number of Shares           interests.
               Outstanding
                                        For the Prime Money  Market Fund and the
Generally, for other than the Money Treasury Reserve Money Market Fund, Market Funds, you can find the orders received prior to 2:00 p.m.
Fund's NAV daily in THE WALL STREET Eastern time will earn dividends that Journal and other newspapers. NAV is business day. Orders received after 2:00 calculated separately for each class p.m. Eastern time but before the close
of shares.                              of regular trading on the NYSE will earn
                                        dividends on the following business day.
------------------------------------    For the  Tax-Exempt  Money  Market  Fund
                                        orders  received  prior  to  12:00  p.m.
                                        Eastern  time will earn  dividends  that
                                        business  day.   Orders  received  after
                                        12:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

                                        Your   order  for   purchase,   sale  or
                                        exchange of shares is priced at the next
                                        NAV  calculated   after  your  order  is
                                        received. This is what is known as the offering price.

                                        Each Fund uses the amortized cost method
                                        of valuing its  investments,  which does
                                        not take into account  unrealized  gains
                                        or  losses.   For  further   information
                                        regarding the methods used in valuing the Fund's investments, please see the SAI.

                                        OTHER FUNDS

                                        Per   share   NAV  for   each   Fund  is
                                        determined  and its shares are priced at
                                        the  close  of  regular  trading  on the
                                        NYSE, normally at 4:00 p.m. Eastern time
                                        on days the NYSE is open.  In  addition,
                                        each Fund may elect,  in its  discretion
                                        if   it   is   determined   to   be   in
                                        shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

                                        Your   order  for   purchase,   sale  or
                                        exchange of shares is priced at the next
                                        NAV  calculated   after  your  order  is
                                        accepted by the Fund less any applicable
                                        sales  charge as noted in the section on
                                        "Distribution         Arrangements/Sales
                                        Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION                 Federal law prohibits the Funds and
                                        other financial institutions from
PURCHASING AND ADDING TO YOUR SHARES    opening a new account unless they
                                        receive the minimum identifying
You may purchase  Funds  through the    information listed above. After an
Distributor    or   through   banks,    account is opened, the Funds may
brokers    and   other    investment    restrict your ability to purchase
representatives,  which  may  charge    additional shares until your
additional   fees  and  may  require    identity is verified. The Funds may
higher minimum investments or impose    close your account or take other
other   limitations  on  buying  and    appropriate action if they are
selling  shares.   If  you  purchase    unable to verify your identity
shares from certain  broker-dealers,    within a reasonable time. If your
banks    or     other     investment    account is closed for this reason,
representatives,  including  AmSouth    your shares will be redeemed at the
Bank,  the Fund  will be  deemed  to    NAV next calculated after the
have  received  your order when that    account is closed.
third  party (or its  designee)  has
received your order. Your order will The Funds value equity securities daily receive the offering price next at their latest available sales price, calculated after the order has been or absent such a price, by reference to
received   in  proper  form  by  the    the  latest   available  bid  and  asked
authorized third party (or its prices. Securities traded primarily on designee). You should consult that the Nasdaq Stock Market ("Nasdaq") are firm to determine the time by which normally valued at the Nasdaq Official it must receive your order for you Closing Price provided by the Nasdaq
to purchase shares of a Fund at that    each  business  day.  For  fixed  income
day's price.                            securities,  the  Funds  use  valuations
                                        furnished by pricing  services  approved
Additionally,   banks,  brokers  and    by  the   Board   and   that   use  both
other  financial   institutions  and    dealer-supplied      valuations      and
representatives may use shares of electronic and matrix techniques. All the Money Market Funds in "sweep" debt securities with a remaining programs whereby the accounts of a maturity of 60 days or less are valued participating customer of the at amortized cost, which approximates
financial       institution       or    market value.  Investments in investment
representative   are   automatically    companies  are valued at their net asset
"swept"  into  shares  of one of the    values as  reported  by such  companies.
Money Market Funds. If you purchase The prospectuses for the registered shares through an investment investment companies in which the Funds representative, that party is invest explain the circumstances under responsible for transmitting orders which those companies will use fair
by close of business and may have an    value  pricing  and the effects of using
earlier  cut-off  time for  purchase    fair value pricing.
and  sale  requests.   Consult  your
investment     representative     or    Securities  and other  assets  for which
institution       for       specific    market   quotations   are  not   readily
information.                            available are valued at their fair value
                                        as  determined  pursuant  to  procedures
CUSTOMER IDENTIFICATION INFORMATION     established  by the Board  ("fair  value
                                        pricing").   In  addition,   fair  value
To  help  the  government  fight the    pricing  may be  used to  determine  the
funding   of   terrorism  and  money    value of a  portfolio  security if there
laundering activities, federal law has been a "significant event," which, requires all financial institutions under the Funds' procedures is an event to obtain, verify and record that has materially affected the value information that identifies each of the security. When determining person that opens a new account, and whether a significant event has occurred to determine whether such person's there must be a reasonably high degree name appears on government lists of of certainty that an event actually has known or suspected terrorists and caused the closing market price of the
terrorist organizations.                securities  to no longer  reflect  their
                                        value at the time set for the Fund's NAV
As a result,  the Funds must  obtain    calculation.
the following  information  for each
person that opens a new account:        Fair  value  pricing  generally  will be
                                        used  if  the   exchange   on   which  a
o Name;                                 portfolio security is principally traded
o Date of  birth  (for individuals);    closes   early  or  if   trading   in  a
o Residential or business street particular security was halted during address (although post office boxes the day and did not resume prior to a
are still  permitted  for  mailing);    Fund's  NAV   calculation.   Fair  value
and                                     pricing  also  may  be  used  when:  (1)
o Social security number, taxpayer governmental actions affect securities identification number, or other in one sector, country or region in a
identifying number.                     particular way, (2) natural disasters or
                                        armed  conflicts  affect  a  country  or
You may also be asked for a copy of region, or (3) there are significant your driver's license, passport or domestic or foreign market fluctuations. other identifying document in order
to   verify   your   identity.    In    The effect of using  fair value  pricing
addition, it may be necessary to is that a Fund's net asset value will be verify your identity by cross- subject to the judgment of the Board's referencing your identification designee instead of being determined by information with a consumer report market prices. Securities and other
or    other  electronic    database.    assets quoted in foreign  currencies are
Additional   information   may    be    valued  in  U.S.  dollars  based  on the
required    to   open   accounts for    prevailing  exchange  rates on that day.
corporations and other entities.        The  Board  has  approved  the use of FT
                                        Interactive Data Corporation to assist in determining the fair value of the Trust's foreign equity securities in the wake of certain significant events.

Because  some  Funds  may  invest in
securities that are primarily listed
on foreign  exchanges  that trade on
days  when the  Funds  do not  price
their  shares,  the  value  of those
Funds'  assets  may  change  on days
when   you   will  not  be  able  to
purchase or redeem Fund shares.  For
further  information  regarding  the
methods  used in valuing  the Fund's
investments, please see the SAI.

                MINIMUM   MINIMUM
               INITIAL   SUBSEQUENT
ACCOUNT TYPE  INVESTMENT  INVESTMENT
Class A or
Class B
Regular         $1,000     $  0
Automatic
Investment
Plan            $  250     $100

All   purchases   must  be  in  U.S.
dollars.  A fee will be charged  for
any   checks   that  do  not  clear.
Third-party checks are not accepted.

A  Fund  may   waive   its   minimum
purchase  requirement.  The  Fund or
Distributor  may  reject a  purchase
order if it considers it in the best
interest   of  the   Fund   and  its
shareholders.

Not all  classes  of  shares of each
Fund are  offered  in each  state of
the United States.

------------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS

In an  effort  to  reduce  the  cost
associated  with  the  printing  and
mailing of  prospectuses  and annual
reports   as  well  as  reduce   the
likelihood   of   our   shareholders
receiving duplicative mailings,  the
Funds   intend   to  mail  only  one
prospectus and shareholder report to
shareholders  having  the same  last
name  and   residing   at  a  common
address.  If  you  wish  to  receive
separate copies of the  prospectuses
and shareholder reports, please call
1-800-451-8382. The Funds will begin
sending you individual copies thirty
days after receiving your request.

Shareholder Information

PURCHASING AND ADDING TO YOUR SHARES
CONTINUED

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT - CLASS A SHARES AND CLASS B SHARES

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. To purchase directly with the Funds, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check payable to "AmSouth Funds"

3. Mail to: AmSouth Funds
   P.O. Box 182733
   Columbus, OH 43218-2733

Subsequent Investment:

1. Use  the  investment  slip  attached  to  your  account  statement.   Or,  if
   unavailable,

2. Include the following information    ----------------------------------------
   on a piece of paper:                 ELECTRONIC VS. WIRE TRANSFER
   o AmSouth Funds/Fund name            Wire transfers allow financial
   o Share class                        institutions to send funds to each other
   o Amount invested                    almost instantaneously. With an
   o Account name                       electronic purchase or sale, the
   o Account number.                    transaction is made through the ACH and
                                        may take up to eight days to clear.
                                        There is generally no fee for ACH
                                        transactions.
                                        ----------------------------------------

   Include your account number on your check.

3. Mail to: AmSouth Funds
            P.O. Box 182733
            Columbus, OH 43218-2733

BY OVERNIGHT SERVICE

See instructions 1-2 above for initial or subsequent investments.

3. Send to: AmSouth Funds
   c/o BISYS Fund Services
   Attn:  T.A.  Operations  3435
   Stelzer Road, Columbus, OH 43219

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. YOUR BANK OR BROKER MAY CHARGE FOR THIS SERVICE.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days. Call 1-800-451-8382 to arrange a transfer from your bank account.

                                        ----------------------------------------
                                                     QUESTIONS
                                              Call 1-800-451-8382 or your
                                              investment representative.
                                        ----------------------------------------

Call 1-800-451-8382 to arrange a transfer from your bank account.

                             SHAREHOLDER INFORMATION

               PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed  application,  along with a request for a confirmation number,
to   1-800-451-8382.   Follow  the  instructions   below  after  receiving  your
confirmation number.
For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#
Include:
Your name
Your confirmation number

AFTER INSTRUCTING YOUR BANK TO WIRE PAYMENT, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

--------------------------------------------------------------------------------

YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS' NOTICE.

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

o  Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:

o  Your bank name, address and account number;

o  The amount you wish to invest automatically (minimum $100);

o How often you want to invest (every month, 4 times a year, twice a year or once a year);

o  Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

                             SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You  may  sell  your  shares  at any    ----------------------------------------
time.  Your sales  price will be the
next NAV after  your  sell  order is    WITHDRAWING   MONEY   FROM   YOUR   FUND
received by the Fund,  its  transfer    INVESTMENT
agent,     or    your     investment
representative. Normally you will As a mutual fund shareholder, you are receive your proceeds within a week technically selling shares when you after your request is received. See request a withdrawal in cash. This is section on "General Policies on also known as redeeming shares or a
Selling Shares" below.                  redemption of shares.

                                        CONTINGENT DEFERRED SALES CHARGE

                                        When you sell  Class B Shares,  you will
                                        be  charged  a fee for any  shares  that
                                        have  not  been  held  for a  sufficient
                                        length  of  time.  These  fees  will  be
                                        deducted from the money paid to you. See
                                        the     section     on     "Distribution
                                        Arrangements/Sales Charges" below for details.

                                        INSTRUCTIONS FOR SELLING SHARES

                                        If  selling  your  shares  through  your
                                        financial advisor or broker,  ask him or
                                        her  for  redemption  procedures.   Your
                                        advisor    and/or    broker   may   have
                                        transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

  1.Call 1-800-451-8382 with instructions as to how you wish to receive your proceeds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

BY MAIL

  1.Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
    o   your Fund and account number
    o   amount you wish to redeem
    o   address where your check should be sent
    o   account owner signature.

  2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW).

  1.See instruction 1 above.
  2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
CONTINUED

WIRE TRANSFER

You must indicate this option on your application.
  The Fund will charge a $7 wire  transfer fee for each wire  transfer  request.
NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.
Call 1-800-451-8382 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS

You must indicate this option on your application. YOUR BANK MUST PARTICIPATE IN THE ACH AND MUST BE A U.S. BANK. YOUR BANK MAY CHARGE FOR THIS SERVICE.

Call 1-800-451-8382 to request an electronic redemption.
If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

REDEMPTION BY CHECK WRITING

PRIME MONEY MARKET FUND ONLY

You may write checks in amounts of $1,000 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30 days' written notice. You must maintain the minimum required account balance in the Prime Money Market Fund of $1,000 and you may not close your Fund account by writing a check.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o   Include a voided personal check.

o   Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

                             SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REDEMPTION FEE--ALL FUNDS EXCEPT MONEY MARKETS

If you sell your Shares or exchange them for shares of another Fund within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee). The Funds will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

Although the Funds will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Funds will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

               o  redemptions of shares held in certain omnibus accounts;
               o  retirement plans that cannot implement the redemption fee;
               o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);
               o redemptions from accounts that meet certain criteria established by management and approved by the Board.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

  o  The check is not being mailed to the address on your account.

  o  The check is not being made payable to the owner of the account.

  o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTION OF SHARES THROUGH CERTAIN INVESTMENT REPRESENTATIVES

If you purchased shares of a Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

REDEMPTIONS WITHIN 7 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

                             SHAREHOLDER INFORMATION

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you may pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE OR UNCASHED CHECKS

If redemption or distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the check may be canceled and the money reinvested into your account at the then current NAV. If the uncashed or undeliverable check is for a cash distribution, your account may be changed automatically so that all future distributions are reinvested in your account.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGES
CLASS A SHARES OF
EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS ONLY

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

SHAREHOLDER INFORMATION

FOR THE EQUITY FUNDS, AND HYBRID FUNDS

                                        SALES CHARGE              SALES CHARGE
                  YOUR                   AS A % OF                  AS A % OF
               INVESTMENT              OFFERING PRICE            YOUR INVESTMENT
        Up to $ 49,999                     5.50%                      5.82%
        $50,000 up to $ 99,999             4.50%                      4.71%
        $100,000 up to $249,999            3.50%                      3.63%
        $250,000 up to $499,999            2.50%                      2.56%
        $500,000 up to $999,999            1.50%                      1.52%
        $1,000,000 and above1              0.00%                      0.00%

FOR THE BOND FUNDS

                                        SALES CHARGE              SALES CHARGE
                  YOUR                   AS A % OF                  AS A % OF
               INVESTMENT              OFFERING PRICE            YOUR INVESTMENT
        Up to $ 99,999                     4.00%                      4.17%
        $100,000 up to $                   3.00%                      3.09%
        249,999
        $250,000 up to $                   2.00%                      2.04%
        499,999
        $500,000 up to $                   1.00%                      1.01%
        999,999
        $1,000,000 and above1              0.00%                      0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price may be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end charge.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A Shares are available to [all] shareholders with investments in AmSouth Funds of $50,000 or more with respect to the Equity Funds and Hybrid Funds and $100,000 or more with respect to the Bond Funds. In addition, you may qualify for reduced sales charges under the following circumstances.

o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts:

        o  Individual or Joint Accounts
        o  Retirement Accounts (IRA's, 401K's, etc.)
        o Other accounts owned by the same shareholder (determined by TAX ID) or other shareholders eligible under the Combination Privilege defined below.

o COMBINATION PRIVILEGE. You can also combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sale charge reduction you may need to provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.amsouthfunds.com.




CLASS B SHARES

Class B Shares are offered at NAV, without any       YEARS        CDSC AS A % OF
up-front  sales  charge.  Therefore,  all  the       SINCE         DOLLAR AMOUNT
money  you  invest  is used to  purchase  Fund      PURCHASE        SUBJECT TO
shares.  However,  if you  sell  your  Class B                        CHARGE*
Shares   of  the   Fund   before   the   sixth        0-1              5.00%
anniversary, you will have to pay a contingent        1-2              4.00%
deferred sales charge  ("CSDC") at the time of        2-3              3.00%
redemption.  The CDSC  will be based  upon the        3-4              3.00%
lower  of the NAV at the time of  purchase  or        4-5              2.00%
the NAV at the time of redemption according to        5-6              1.00%
the  schedule  below.  There  is  no  CDSC  on    more than 6          None
reinvested dividends or distributions.

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

o Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*

o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

SALES CHARGE WAIVERS
CLASS A SHARES

The following qualify for waivers of sales charges:

o Shares purchased by investment representatives through fee-based investment products or accounts.

o Shares purchased upon the reinvestment of dividend and capital gain distributions.

o   Shares purchased by investors through a payroll deduction plan.

o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

o   Shares   purchased  by  former  Plan   Participants   using   proceeds  from
    distributions of AmSouth Bank 401(k) plans.

o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

o   Shares purchased under the Reinstatement Privilege defined below.

You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

The Distributor may also waive the sales charge at any time in its own discretion.




--------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

o   Redemptions   from   accounts   following  the  death  or  disability  of  a
    shareholder.

o   Returns of excess contributions to retirement plans.

o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 701/2.

DISTRIBUTION AND SERVICE (12B-1) FEES AND SHAREHOLDER SERVICING FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

The 12b-1 and shareholder servicing fees vary by share class as follows:

o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund.

o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

SHORT-TERM TRADING

The Funds, with the exception of the Money Market Funds, are intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. The Funds also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Funds may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

SHAREHOLDER INFORMATION

The Funds or their agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. The Funds or their agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Accordingly, the Funds may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Funds.

EXCHANGING YOUR SHARES                  INSTRUCTIONS FOR EXCHANGING SHARES

You can exchange your shares in one Exchanges may be made by sending a Fund for shares of the same class of written request to AmSouth Funds, P.O. another Fund, usually without paying Box 182733, Columbus Ohio 43218-2733, or additional sales charges (see "Notes by calling 1-800-451-8382. Please
on Exchanges"  below). You must meet    provide the following information:
the minimum investment  requirements
for the AmSouth  Fund into which you      o Your name and telephone number;
are  exchanging.  Exchanges from one
Fund to another are taxable. Class A      o The exact name on your  account  and
Shares  of  the  Fund  may  also  be        account number;
exchanged  for Class I Shares of the
same Fund or another AmSouth Fund if      o Taxpayer    identification    number
you  become   eligible  to  purchase        (usually   your   Social    Security
Class I Shares.  No transaction fees        number);
are currently charged for exchanges.
However, the 2.00% redemption fee is      o Dollar  value or number of shares to
charged on exchanges  made within 30        be exchanged;
days  of  a  purchase   or  exchange
transaction.                              o The name of the Fund from  which the
                                            exchange is to be made;

                                          o The name of the Fund into  which the
                                            exchange is being made.

                                        See "Selling  Your Shares" for important
                                        information        about       telephone
                                        transactions.

                                        AUTOMATIC EXCHANGES

                                        You  can  use   the   Funds'   Automatic
                                        Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

                                          o Complete the appropriate  section of
                                            the Account Application.

                                          o Keep a  minimum  of  $10,000  in the
                                            AmSouth  Prime Money Market Fund and
                                            $1,000 in the Fund whose  shares you
                                            are buying.

SHAREHOLDER INFORMATION

                                        To   change   the   Automatic   Exchange
                                        instructions   or  to  discontinue   the
                                        feature, you must send a written request
                                        to  AmSouth  Funds,   P.O.  Box  182733,
                                        Columbus, Ohio 43218-2733.

                                        NOTES ON EXCHANGES

                                          o When exchanging from a Fund that has
                                            no  sales  charge  or a lower  sales
                                            charge to a Fund with a higher sales
                                            charge, you will pay the difference.

                                          o The     registration     and     tax
                                            identification  numbers  of the  two
                                            accounts must be identical.

                                          o The  Exchange  Privilege  (including
                                            automatic  exchanges) may be changed
                                            or  eliminated  at any  time  upon a
                                            60-day notice to shareholders.

                                          o Be  sure  to  read   carefully   the
                                            prospectus  of any Fund  into  which
                                            you wish to exchange shares.

                                          o To   prevent   disruption   in   the
                                            management  of  the  Fund,   due  to
                                            short-term    trading    strategies,
                                            exchange  activity may be limited to
                                            two "round-trip" purchases and sales
                                            of the same Fund  during a  calendar
                                            year.

SHAREHOLDER INFORMATION

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund, except International Equity, distributes any net investment income monthly and any net realized capital gains at least once a year. The International Equity Fund distributes net investment income and net realized capital gains annually. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by a Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and fund level. "Qualified dividend income" generally is income derived from dividends of U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The income dividends that you receive from the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund and Tax-Exempt Money Market Fund are expected to be exempt from federal income tax and, in the case of income dividends of the Tennessee Tax-Exempt Fund, Tennessee personal income tax. Income exempt from federal income tax may be subject to state and local income tax. A Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains these Funds distribute also will be subject to federal income tax.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes a Fund pays. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of one Fund for shares of another Fund will be treated as a sale of the first Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Funds' Advisor and Sub-Advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes (including, in the case of the Florida Tax-Exempt Fund, the possible application of the Florida Intangibles
Tax).

SHAREHOLDER INFORMATION

BACK-UP WITHHOLDING

Each Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

FOR MORE INFORMATION ABOUT TAXES, PLEASE CONSULT THE STATEMENT OF ADDITIONAL INFORMATION.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

DIVIDENDS AND OTHER DISTRIBUTIONS

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

[GRAPHIC OMITTED][GRAPHIC OMITTED]

                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request. (See Back Cover)

[GRAPHIC OMITTED][GRAPHIC OMITTED]

AMSOUTH FUNDS

        3435 Stelzer Road
       Columbus, OH 43219




FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The Funds' SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                                AMSOUTH FUNDS
                                3435 STELZER ROAD
                                COLUMBUS, OHIO 43219
                                TELEPHONE: 1-800-451-8382
                                INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM

You can review the Funds' Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

  [GRAPHIC OMITTED][GRAPHIC OMITTED]

               3435 STELZER ROAD
AMSOUTH FUNDS  COLUMBUS, OHIO 43219   WWW.AMSOUTHFUNDS.COM

PERFORMANCE
THROUGH
DIVERSIFICATION(SM)*

IN TODAY'S WORLD, EXPERT INVESTMENT ADVICE IS MORE IMPORTANT THAN EVER.
If you have a financial plan that was developed years or even months ago, it may not reflect your needs in the current economic climate.

Investment diversification is more essential than ever. Experts agree that it's best to avoid [GRAPHIC OMITTED] having all your investment dollars concentrated [GRAPHIC OMITTED] in too few categories.

This  may be a good  time  to  take a look  at the
AmSouth Funds,  our mutual fund family that offers
investment   opportunties   in  all  major   asset
classes.  AmSouth's  portfolio  managers  research
and  analyze   trends,   then  select   individual
securities for each fund to buy and sell - so that you don't have to. You'll get far more diversification than you could easily achieve on your own by selecting individual stocks and bonds.

Put our experience to work for you. Talk to your investment professional to learn how the AmSouth
Funds can help you reach your investment goals.

Call us at 800-581-7998 for more information.

                                             *Diversification      does      not    The AmSouth  Funds are  distributed
                                             guarantee  a  profit  nor  does  it    by BISYS  Fund  Services,  which is
[GRAPHIC OMITTED][GRAPHIC OMITTED]           protect against a loss.                not an affiliate of AmSouth Bank.
AMSOUTH FUNDS*
www.amsouthfunds.com                         Investments   are  offered  through    Investing in mutual funds  involves
                                             AmSouth Investment Services,  Inc.,    risks   and    uncertainties.    In
MUTUAL FUNDS:                                a broker/dealer,  member NASD/SIPC,    addition,  there are specific risks
  ARE NOT FDIC INSURED  ARE NOT A DEPOSIT    and  a   wholly   owned,   non-bank    associated   with  some   types  of
  MAY LOSE VALUE  HAVE NO BANK GUARANTEE     affiliate of AmSouth Bank.             funds.
  ARE NOT INSURED BY ANY GOVERNMENT AGENCY
                                             AmSouth Asset  Management,  Inc., a    For   more   complete   information
                                             wholly owned  subsidiary of AmSouth    including  investment   objectives,
                                             Bank, serves as investment  advisor    risks,   charges,    expenses   and
                                             to the AmSouth  Funds and is paid a    ongoing    fees,     please    call
                                             fee for its services.                  800-581-7998     to    receive    a
                                                                                    prospectus.   Read  the  prospectus
                                                                                    carefully   before   investing   or
                                                                                    sending money.

                                                                                             NOT PART OF THE PROSPECTUS

[GRAPHIC OMITTED][GRAPHIC OMITTED][GRAPHIC OMITTED]

               3435 STELZER ROAD
AMSOUTH FUNDS  COLUMBUS, OHIO 43219   WWW.AMSOUTHFUNDS.COM

[GRAPHIC]




[GRAPHIC]
                    INVESTOR GUIDE AND PROSPECTUS


                    CLASS I SHARES
[GRAPHIC]




[AMSOUTH FUNDS LOGO]


                                                                DECEMBER 1, 2004

[AMSOUTH FUNDS LOGO]

          NOTICE OF PRIVACY POLICY AND PRACTICES

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

  o ACCOUNT  APPLICATIONS AND OTHER FORMS,  which may include a customer's name,
    address,   social  security  number,  and  information  about  a  customer's investment goals and risk tolerance;

  o ACCOUNT HISTORY, including information about the transactions and balances in a customer's account(s); and

  o CORRESPONDENCE--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

  o If you request or authorize the disclosure of the information.

  o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

  o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

  (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           NOT PART OF THE PROSPECTUS

[GRAPHIC]



[GRAPHIC]
                     PROSPECTUS



                     CLASS I SHARES
[GRAPHIC]




[AMSOUTH LOGO]




As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Any representation to the contrary
is a criminal offense.                                         DECEMBER 1, 2004

AMSOUTH FUNDS                                    TABLE OF CONTENTS


                                            DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
--------------------------[GRAPHIC]-----------------------------------------------------------------------
CAREFULLY REVIEW THIS IMPORTANT             3          Overview
SECTION, WHICH SUMMARIZES EACH              4          EQUITY FUNDS
FUND'S INVESTMENTS, RISKS, PAST             5          Value Fund
PERFORMANCE, AND FEES.                      8          Select Equity Fund
                                            11         Enhanced Market Fund
                                            14         Large Cap Fund
                                            17         Capital Growth Fund
                                            20         Mid Cap Fund
                                            23         Small Cap Fund
                                            26         International Equity Fund
                                            29         HYBRID FUNDS
                                            30         Balanced Fund
                                            33         Strategic Portfolios: Aggressive Growth Portfolio
                                            37         Strategic Portfolios: Growth Portfolio
                                            41         Strategic Portfolios: Growth and Income Portfolio
                                            45         Strategic Portfolios: Moderate Growth and Income Portfolio
                                            49         BOND FUNDS
                                            50         Government Income Fund
                                            53         Limited Term Bond Fund
                                            56         High Quality Bond Fund
                                            59         High Quality Municipal Bond Fund
                                            62         Florida Tax-Exempt Fund
                                            65         Tennessee Tax-Exempt Fund
                                            68         MONEY MARKET FUNDS
                                            69         Prime Money Market Fund
                                            73         Treasury Reserve Money Market Fund
                                            76         Tax-Exempt Money Market Fund


                                            ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------[GRAPHIC]-----------------------------------------------------------------------

REVIEW THIS SECTION FOR                     79         EQUITY FUNDS
ADDITIONAL                                  79         Value Fund
INFORMATION ON INVESTMENT                   79         Select Equity Fund
STRATEGIES AND INVESTMENT                   79         Enhanced Market Fund
PRACTICES                                   79         Large Cap Fund
AND THEIR RISKS.                            79         Capital Growth Fund
                                            79         Mid Cap Fund
                                            80         Small Cap Fund
                                            80         International Equity Fund
                                            81         Equity Funds and Bond Funds
                                            81         HYBRID FUNDS
                                            81         Balanced Fund
                                            81         Strategic Portfolios: Aggressive Growth Portfolio
                                            81         Strategic Portfolios: Growth Portfolio
                                            81         Strategic Portfolios: Growth and Income Portfolio
                                            81         Strategic Portfolios: Moderate Growth and Income Portfolio
                                            81         BOND FUNDS
                                            81         Government Income Fund
                                            82         Limited Term Bond Fund
                                            82         High Quality Bond Fund
                                            82         High Quality Municipal Bond Fund
                                            83         Florida Tax-Exempt Fund

                                                         4

                                            83         Tennessee Tax-Exempt Fund
                                            83         MONEY MARKET FUNDS
                                            83         Prime Money Market Fund
                                            84         Treasury Reserve Money Market Fund
                                            84         Tax-Exempt Money Market Fund


AMSOUTH FUNDS                                    TABLE OF CONTENTS


                                            FUND MANAGEMENT
----------------------[GRAPHIC]---------------------------------------------------------------------------
REVIEW THIS SECTION FOR DETAILS ON          90         The Investment Advisor
THE PEOPLE AND ORGANIZATIONS WHO            91         The Investment Sub-Advisors
PROVIDE SERVICES TO THE FUNDS.              95         Portfolio Managers
                                            96         The Distributor and Administrator

                                            SHAREHOLDER INFORMATION
----------------------[GRAPHIC]---------------------------------------------------------------------------

REVIEW THIS SECTION FOR DETAILS ON          97         Choosing a Share Class
HOW SHARES ARE VALUED, HOW TO               98         Pricing of Fund Shares
PURCHASE, SELL AND EXCHANGE SHARES,         100        Purchasing and Adding to Your Shares
RELATED CHARGES AND PAYMENTS OF             101        Selling Your Shares
DIVIDENDS AND DISTRIBUTIONS.                103        General Policies on Selling Shares
                                            105        Exchanging Your Shares
                                            106        Dividends, Distributions and Taxes

                                              OTHER INFORMATION ABOUT THE FUNDS
----------------------[GRAPHIC]---------------------------------------------------------------------------
                                            108        Financial Highlights



[GRAPHIC]                DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES      OVERVIEW
THE FUNDS                AmSouth Funds is a mutual fund family that offers different  classes of shares in  separate  investment  portfolios  ( "Funds "). This  prospectus  gives you important information about the Class I Shares of the Equity Funds, the Hybrid
                         Funds,  the Bond Funds and the Money  Market Funds that you should know before investing.  The Funds also offer two additional classes of shares called Class
                         A Shares and Class B Shares which are offered in separate prospectuses. Please read this prospectus and keep it for future reference.

                         Each Fund  described in this  prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities  like  stocks and bonds.  Before you look at  specific  Funds,  you should know a few general basics about investing in mutual funds.


                         The value of your  investment  in a Fund is based on the market  prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally,  as well as those that affect particular  companies or government  units.  These price movements,  sometimes called volatility,  will vary depending on the types of securities a Fund owns and the markets where these securities trade.


                         LIKE OTHER  INVESTMENTS,  YOU COULD LOSE MONEY ON YOUR  INVESTMENT  IN A FUND.
                         YOUR  INVESTMENT  IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK,
                         ITS  AFFILIATES,  OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT
                         AGENCY.

                         Each Fund has its own  investment  objective and  strategies for reaching that objective.  Before investing, make sure that the Fund's objective matches your own. Each Fund's portfolio manager(s) invests each Fund's assets in a way that the manager  believes  will help the Fund achieve its  objective.  A manager's judgments  about  the stock  markets,  economy  and  companies,  or  selecting investments  may cause a Fund to outperform or  underperform  other funds with similar objectives.

                         The investment  objective of each Fund is  fundamental  and may not be changed without a vote of majority of the outstanding shares of that Fund. There is no assurance that any Fund will achieve its investment objective.



DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              OVERVIEW
                         EQUITY FUNDS
                         These  Funds  seek  capital   appreciation  and  invest  primarily  in  equity
                         securities,  principally  common  stocks and, to a limited  extent,  preferred stocks and convertible securities.

WHO MAY WANT TO INVEST   Consider investing in these Funds if you are:

                            o  seeking a long-term goal such as retirement
                            o  looking  to  add a  growth  component  to  your portfolio
                            o  willing to accept the risks of investing in the stock markets
                         These Funds may not be appropriate if you are:
                            o  pursuing  a   short-term   goal  or   investing emergency reserves
                            o  uncomfortable  with  an  investment  that  will fluctuate in value


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                         AMSOUTH VALUE FUND
                         RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks capital growth by investing primarily in a diversified portfolio of  common  stock  and  securities  convertible  into  common  stock,  such as convertible  bonds and convertible  preferred stock. The production of current income is an incidental objective.

PRINCIPAL                The Fund invests primarily in common stocks that the Advisor believes to be x
INVESTMENT STRATEGIES    undervalued.


                         In  managing  the Fund's  portfolio,  the  Advisor  combines  fundamental  and quantitative  analysis with risk  management to identify value  opportunities,
                         construct  the  portfolio  and  make  sell  decisions.   The  Advisor  selects
                         investments  believed to have basic  investment  value that will eventually be recognized by other investors, thus increasing their value to the Fund.

                         The Fund may also invest in certain  other  equity  securities  in addition to those  described  above.  For a  more  complete  description  of  the  various securities  in which the Fund may invest,  please see  "Additional  Investment
                         Strategies  and Risks" or consult  the  Statement  of  Additional  Information
                         ("SAI").


PRINCIPAL                Your  investment  in the  Fund  may be  subject  to the following principal
INVESTMENT RISKS         risks:

                         MARKET RISK:  The  possibility  that the Fund's stock holdings will decline in price  because of a broad stock  market  decline.  Markets  generally  move in cycles,  with periods of rising prices  followed by periods of falling prices.
                         The value of your  investment will tend to increase or decrease in response to these movements.

                         INVESTMENT  STYLE RISK: The possibility  that the market segment on which this
                         Fund  focuses  -  undervalued  stocks  -  will  underperform  other  kinds  of investments or market averages.


                         The Fund may trade securities  actively,  which could increase its transaction costs (thereby  lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).


                         If the Fund  invests in  securities  with  additional  risks,  its share price volatility accordingly could be greater and its performance lower.

                         For more  information  about these risks,  please see  "Additional  Investment
                         Strategies and Risks."

FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                        AMSOUTH VALUE FUND
The bar chart and table show how the Fund has                    PERFORMANCE BAR CHART AND TABLE
performed and how its  performance has varied                    YEAR-BY-YEAR TOTAL RETURNS
from year to year.  The bar chart  gives some                    AS OF 12/31
indication of risk by showing  changes in the                    FOR CLASS I SHARES(1)(2)
Fund's yearly performance to demonstrate that                               [BAR GRAPH]
the Fund's value  varied at different  times.
The   table   below   compares   the   Fund's             1993                                       18.38
performance  over time to that of the S&P 500             1994                                        0.37
(R) Barra Value Index,  an  unmanaged  market             1995                                       27.40
market    capitalization    weighted    index             1996                                       15.75
comprised   of  a  subset   of  the  S&P  500             1997                                       32.23
(REGISTERED)  with low  price to book  ratios             1998                                       18.13
relative  to the  S&P 500  (REGISTERED)  as a             1999                                        4.02
whole.   The  Index  is  not   available  for             2000                                        5.14
investment   and  does  not   reflect   fees,             2001                                        4.21
brokerage  commissions  or other  expenses of             2002                                      -29.26
investing.   Of  course,   past   performance             2003                                       25.32
(before and after  taxes)  does not  indicate
how the Fund will perform in the future.


                                                          The Fund's total return from 1/1/04 to 9/30/04 was ___%.
                                                                            Best quarter:        18.43%    6/30/03
                                                                            Worst quarter:      -26.41%    9/30/02

                                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                                (for the periods ending
                                                                                December 31, 2003)(1)

                                                         1                       5                    10
                                                        YEAR                   YEARS                 YEARS
CLASS I SHARES(2)
Return Before Taxes                                    25.32%                  0.20%                  8.85%
Return After Taxes on Distributions                    25.08%                 -1.77%                  6.64%
Return After Taxes on Distributions and
Sale of Fund Shares                                    16.71%                 -0.39%                  6.84%
S&P 500 (R)/ BARRA VALUE INDEX(3)                      31.79%                  1.95%                 10.55%

(1) Both charts assume reinvestment of dividends and other distributions.

(2)  Performance  for the Class I Shares,  which were first  offered  on 9/2/97,  is based on the  historical performance of the Fund's Class A Shares (without sales charge) prior to that date.

(3) "S&P 500" and "S&P" are registered service marks of Standard & Poors, a division of McGraw-Hill Companies
Inc., which does not sponsor and is in no way affiliated with the Fund.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax returns are calculated using the highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction that benefits the shareholder.  Please note that actual after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS--OBJECTIVES,  RISK/RETURN AND EXPENSES                     AMSOUTH VALUE FUND

                                                             FEES AND EXPENSES
As an investor in the Value Fund,        SHAREHOLDER TRANSACTION EXPENSES                    CLASS I
you will pay the  following  fees       (EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES
and  expenses  when  you  buy and
hold     shares.      Shareholder        Maximum Sales Charge                                 None
transaction  fees are  paid  from        (Load) on Purchases
your    account.    Annual   Fund
operating  expenses  are paid out        (Maximum Deferred Sales                              None
of Fund assets, and are refelcted        Charge (Load)
in the share price.                      Redemption Fee(2)                                    2.00%

                                         ANNUAL FUND OPERATING EXPENSES                      CLASS I
                                         (FEES PAID FROM FUND ASSETS)(1)                     SHARES

                                         Management Fee                                       0.80%

                                         Distribution and/or Service (12b-1) Fee              None

                                         Other Expenses(3)                                    ____%

                                         Total Fund Operating Expenses(3)                     ____%

                                         (1) AmSouth Bank or other  financial  institutions  may charge their customer account fees for automatic investment and other
                                         cash   management   services   provided  in  connection   with
                                         investment in the Fund.

                                         (2) To  discourage  short-term  trading,  a redemption  fee of
                                         2.00% will be charged on sales or  exchanges of Class I Shares made within 30 days of the date of purchase.  See  "Redemption
                                         Fee." A wire  transfer fee of $7.00 will be deducted  from the amount of your redemption if you request a wire transfer.

                                         (3)  Other  expenses  are being  limited  to 0.04% for Class I
                                         Shares.   Total   expenses   after  fee  waivers  and  expense
                                         reimbursements for Class I Shares are 1.20%. Any fee waiver or expense  reimbursement  arrangement  is  voluntary  and may be discoutned at any time.

                                                                         EXPENSE EXAMPLE
Use the  example  to the right to                                1         3           5          10
help  you  compare  the  cost  of                              YEARS     YEARS       YEARS       YEARS
investing  in the  Fund  with the         CLASS I SHARES       $____     $____       $____       $____
cost of investing in other mutual
funds.  It illustrates the amount
of fees and  expenses  you  would
pay, assuming the following:

   o    $10,000 investment
   o    5% annual return
   o    no changes in the Fund's operating expenses
   o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES INVESTMENT OBJECTIVE       AMSOUTH SELECT EQUITY FUND
                         RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks  long-term  growth of capital by investing  primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.


PRINCIPAL                The  Fund  invests  primarily  in  common  stocks  of  companies  with  market
INVESTMENT STRATEGIES    capitalizations  greater  than $2  billion  at the time of  purchase  and that possess  a  dominant  market  share  and have  barriers,  such as a patent  or well-known  brand  name,  that shield  their  market  share and  profits  from competitors.  The Fund's  investment  sub-advisor does not currently intend to purchase convertible securities.

                         In managing the Fund's  portfolio,  the  sub-advisor  continuously  monitors a universe of companies  possessing "market power" to looks for opportunities to purchase these stocks at reasonable prices. "Market power" is a combination of dominant  market  share and a barrier  that  protects  that market  share.  In selecting  individual  securities,  the sub- advisor looks for companies  that appears  undervalued.  The sub-advisor then conducts a fundamental analysis of the stock, the industry and the industry structure. The sub- advisor will then purchase those companies whose market power, in the sub-advisor's  opinion, is intact. As a result,  the sub-advisor may focus on a relatively limited number of stocks  (i.e.,  generally  25 or less).  The Fund is  non-diversified  and, therefore, may concentrate its investments in a limited number of issuers.

                         The Fund may also invest in certain  other  equity  securities  in addition to those  described  above.  For a  more  complete  description  of  the  various securities  in which the Fund may invest,  please see  "Additional  Investment
                         Strategies and Risks" or consult the SAI.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS

                         MARKET RISK:  The  possibility  that the Fund's stock holdings will decline in price  because of a broad stock  market  decline.  Markets  generally  move in cycles,  with periods of rising prices  followed by periods of falling prices.
                         The value of your  investment will tend to increase or decrease in response to these movements.

                         INVESTMENT  STYLE RISK: The possibility  that the market segment on which this
                         Fund  focuses--undervalued  growth  stocks--will  under perform other kinds of investments or market averages.


                         NON-DIVERSIFIED RISK: The Fund may invest in a small number of companies which may increase the volatility of the Fund. Accordingly, the Fund's portfolio may be more  sensitive  to  changes  in the  market  value of a single  company or industry.

                         The Fund may trade  securities  actively to achieve its  principal  investment strategies.  Active trading of portfolio  securities could increase the Fund's transaction  costs  (thereby  lowering its  performance)  and may increase the amount of taxes that you pay (on  distributions of net gains realized on those trades).  However,  the sub-advisor  expects that the Fund's annual  portfolio turnover rate will average less than 50% each year.


                         If the Fund  invests in  securities  with  additional  risks,  its share price volatility accordingly could be greater and its performance lower.

                         For more  information  about these risks,  please see  "Additional  Investment
                         Strategies and Risks."

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                   AMSOUTH SELECT EQUITY FUND
The bar chart and table show how the Fund has               PERFORMANCE BAR CHART AND TABLE
performed and how its  performance has varied               YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
from year to year.  The bar chart  gives some               12/31 FOR CLASS I SHARES(1)(2)
indication of risk by showing  changes in the
Fund's yearly performance to demonstrate that
the Fund's value  varied at different  times.        1999                                         -9.86
The   table   below   compares   the   Fund's        2000                                         12.92
performance  over time to that of the S&P 500        2001                                          7.57
(R)   Index  a  widely   recognized, unmanaged       2002                                         -8.94
index  of  500  common  stocks ("S&P 500 (R)).       2003                                         26.16
The Index is not available for investment and
does not reflect fees, brokerage  commissions
or other  expenses of  investing.  Of course,
past  performance  (before  and after  taxes)
does not  indicate  how the Fund will perform
in the future.

                                                     The Fund's total return from 1/1/04 to 9/30/04 was ___%.
                                                                      Best quarter:      17.31%    12/31/00
                                                                      Worst quarter:    -13.12%     9/30/99

                                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                      (for the periods ending
                                                                      December 31, 2003)(1)

                                                                                          Since
                                                       1                 5              Inception
                                                      YEAR             YEARS            (9/1/98)
CLASS I SHARES(2)
Return Before Taxes                                  26.16%            4.70%              8.12%
Return After Taxes on Distributions                  25.92%            3.90%              7.32%
Return After Taxes on Distributions and
Sale of Fund Shares                                  17.30%            3.53%              6.53%
S&P 500(R)INDEX                                      28.67%            ____%              3.60%


(1)  Both  charts  assume  reinvestment  of  dividends  and  other  distributions.  For  current  performance information, call 1-800-451-8382.

(2)  Performance  for the Class I Shares,  which were first  offered on 12/3/98,  is based on the  historical performance of the Fund's Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax returns are calculated using the highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction that benefits the shareholder.  Please note that actual after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                   AMSOUTH SELECT EQUITY FUND

                                                          FEES AND EXPENSES
As an investor in the Select Fund,        SHAREHOLDER TRANSACTION EXPENSES                    CLASS I
you will pay the  following  fees         (EXPENSES PAID BY YOU DIRECTLY)(1)                  SHARES
and  expenses  when  you  buy and         Maximum Sales Charge                                None
hold     shares.      Shareholder         (Load) on Purchases
transaction  fees are  paid  from
your    account.    Annual   Fund         (Maximum Deferred Sales                             None
operating  expenses  are paid out         Charge (Load)
of Fund assets, and are refelcted
in the share price.                       Redemption Fee(2)                                   2.00%


                                          ANNUAL FUND OPERATING EXPENSES                      CLASS I
                                          (FEES PAID FROM FUND ASSETS)(1)                     SHARES
                                          Management Fee                                      0.80%

                                          Distribution and/or Service (12b-1) Fee             None

                                          Other Expenses(3)                                   ____%
                                          Total Fund Operating Expenses(3)                    ____%


                                          (1) AmSouth Bank or other financial  institutions  may charge their customer  account  fees for  automatic  investment  and other  cash management  services  provided in connection with investment in the
                                          Fund.

                                          (2) To discourage  short-term  trading,  a redemption  fee of 2.00%
                                          will be charged on sales or exchanges of Class I Shares made within
                                          30  days of the  date of  purchase.  See  "Redemption  Fee." A wire transfer  fee of $7.00  will be  deducted  from the  amount of your redemption if you request a wire transfer.

                                          (3) Other  expenses are being  limited to 0.39% for Class I Shares.
                                          Total  expenses  after fee waivers and expense  reimbursements  for
                                          Class I Shares are ___%.  Any fee  waiver or expense  reimbursement arrangement is voluntary and may be discontinued at any time.

                                                                            EXPENSE EXAMPLE
Use the  example  to the right to
help  you  compare  the  cost  of                                 1             3            5           10
investing  in the  Fund  with the                               YEAR          YEARS        YEARS        YEARS
cost of investing in other mutual
funds.  It illustrates the amount            CLASS I SHARES     $___          $___         $___         $___
of fees and  expenses  you  would
pay, assuming the following:

o     $10,000 investment
o     5% annual return
o     no changes in the Fund's operating
      expenses
o     redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                                        AMSOUTH ENHANCED
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             MARKET FUND
                         RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks to produce  long-term growth of capital by investing  primarily in a diversified  portfolio of common stock and  securities  convertible  into common stocks such as convertible bonds and convertible preferred stock.


PRINCIPAL                The Fund  invests in a broadly  diversified  portfolio  of stocks of companies
INVESTMENT  STRATEGIES   comprising   the   S&P  500(R)  Index   (the   "S&P   500(REGISTERED)"),  over
                         weighting relative to their S&P weights those that the sub-advisor believes to be undervalued compared to others in the S&P 500 (REGISTERED).  The Fund seeks to maintain risk  characteristics  similar to that of the S&P 500 (REGISTERED)
                         and,  normally,  invests  at least  80% of its  assets  in  common  stocks  of
                         companies   comprising  the  S&P  500  (REGISTERED).   The  Fund's  investment
                         sub-advisor does not currently intend to purchase convertible securities.


                         The sub-advisor's stock selection process utilizes computer-aided quantitative analysis.  The  sub-advisor's  computer  models  use many  types of data,  but emphasize technical data such as price and volume information.  Applying these models to stocks within the S&P  500(REGISTERED)  , the  sub-advisor  hopes to generate  more  capital  growth  than  that of the S&P 500  (REGISTERED).  The sub-advisor's  emphasis on technical analyses can result in significant shifts in portfolio holdings at different times. However,  stringent risk controls at the style, industry and individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500 (REGISTERED).

                         The Fund may also invest in certain  other  equity  securities  in addition to those  described  above.  For a  more  complete  description  of  the  various securities  in which the Fund may invest,  please see  "Additional  Investment
                         Strategies and Risks" or consult the SAI.

PRINCIPAL                Your  investment  in  the  Fund  may  be subject to the following principal
INVESTMENT RISKS         risks:

                         MARKET RISK:  The  possibility  that the Fund's stock holdings will decline in price  because of a broad stock  market  decline.  Markets  generally  move in cycles,  with periods of rising prices  followed by periods of falling prices.
                         The value of your  investment will tend to increase or decrease in response to these movements.


                         INVESTMENT  STYLE RISK: The possibility  that the market segment on which this
                         Fund focuses -- stocks in the S&P  500(REGISTERED)  which are primarily  large cap  companies  -- will under  perform  other kinds of  investments  or market averages.

                         The Fund may trade  securities  actively to achieve its  principal  investment strategies.  Active trading of portfolio  securities could increase the Fund's transaction  costs  (thereby  lowering its  performance)  and may increase the amount of taxes that you pay (on  distributions of net gains realized on those trades).


                         If the Fund  invests in  securities  with  additional  risks,  its share price volatility  accordingly  could be greater and its performance  lower. For more information about these risks,  please see "Additional  Investment  Strategies and Risks."

                                                                                              AMSOUTH ENHANCED
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                   MARKET FUND
The bar chart and table show how the Fund has               PERFORMANCE BAR CHART AND TABLE
performed and how its  performance has varied               YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
from year to year.  The bar chart  gives some               12/31 FOR CLASS I SHARES(1)(2)
indication of risk by showing  changes in the        [BAR GRAPH]
Fund's yearly performance to demonstrate that
the Fund's value  varied at different  times.        1999                                          21.35
The   table   below   compares   the   Fund's        2000                                          -8.05
performance  over time to that of the S&P 500        2001                                         -12.45
(REGISTERED).  The Index is not available for        2002                                         -23.50
investment   and  does  not   reflect   fees,        2003                                          28.23
brokerage  commissions  or other  expenses of
investing.   Of  course,   past   performance
(before and after  taxes)  does not  indicate
how the Fund will perform in the future.

                                                     The Fund's total return from 1/1/04 to 9/30/04 was ___%.
                                                                      Best quarter:      15.40%    6/30/03
                                                                      Worst quarter:    -18.09%    9/30/02

                                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                      (for the periods ending
                                                                      December 31, 2003)(1)

                                                                                           SINCE INCEPTION
                                                              1 YEAR          5 YEARS         (9/1/98)
CLASS I SHARES(2)
Return Before Taxes                                           28.23%          -0.85%           3.96%
Return After Taxes on Distributions                           28.05%          -1.41%           3.36%
Return After Taxes on Distributions and
Sale of Fund Shares                                           18.55%          -0.99            3.10%
S&P 500 (REGISTERED) INDEX                                    28.67%          -0.57%           3.60%

(1)  Both  charts  assume  reinvestment  of  dividends  and  other  distributions.  For  current  performance information, call 1-800-451-8382.

(2)  Performance  for the Class I Shares,  which were first offered on 12/11/98,  is based on the  historical performance of the Fund's Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax returns are calculated using the highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction that benefits the shareholder.  Please note that actual after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                              AMSOUTH ENHANCED
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                   MARKET FUND

                                                                 FEES   AND   EXPENSES
As an investor in the Enhanced          SHARE HOLDER TRANSACTION EXPENSES                             CLASS I
Market Fund,  you will pay the          (EXPENSES PAID BY YOU DIRECTLY)(1)                            SHARES
following  fees  and  expenses
when you buy and hold  shares.          Maximum Sales Charge
Shareholder  transaction  fees          (Load) on Purchases                                           None
are paid  from  your  account.
Annual Fund operating expenses          Maximum Deferred Sales
are paid  out of Fund  assets,          Charge (Load)                                                 None
and are reflected in the share          Redemption Fee(2)                                             2.00%
price.
                                        ANNUAL FUND OPERATING EXPENSES                                CLASS I
                                        (FEES PAID FROM FUND ASSETS)                                  SHARES

                                        Management Fee                                                0.35%
                                        Distribution and/or Service
                                        (12b-1) Fee                                                   None
                                        Other Expenses(3)                                             ___%
                                        Total Fund Operating Expenses(3)                              ___%

                                        (1) AmSouth  Bank or other  financial  institutions  may charge their customer  account  fees  for  automatic  investment  and  other  cash management  services  provided in connection  with  investment in the
                                        Fund.

                                        (2) To discourage  short-term trading, a redemption fee of 2.00% will be charged on sales or  exchanges  of Class I Shares  made  within 30 days of the date of purchase.  See "Redemption  Fee." A wire transfer fee of $7.00 will be deducted  from the amount of your  redemption if you request a wire transfer.

                                        (3) Other  expenses  are being  limited  to 0.38% for Class I Shares.
                                        Total expenses after fee waivers and expense reimbursements for Class
                                        I  Shares  are  ___%.   Any  fee  waiver  or  expense   reimbursement
                                        arrangement is voluntary and may be discontinued at any time.

                                                                            EXPENSE EXAMPLE
Use the  example  to the right to
help  you  compare  the  cost  of                                 1             3            5           10
investing  in the  Fund  with the                               YEAR          YEARS        YEARS        YEARS
cost of investing in other mutual
funds.  It illustrates the amount            CLASS I SHARES     $___          $___         $___         $___
of fees and  expenses  you  would
pay, assuming the following:

o     $10,000 investment
o     5% annual return
o     no changes in the Fund's operating
      expenses
o     redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                       AMSOUTH LARGE CAP FUND
                         RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks to provide investors with long-term capital appreciation.


PRINCIPAL                The Fund invests primarily in equity securities of large U.S.  companies with market
INVESTMENT STRATEGIES    capitalizations  over $1 billion  that the Advisor  believes  have the  potential to provide capital appreciation and growth of income .


                         In choosing stocks for the Fund, the Advisor's strategy is to select what are in the
                         Advisor's  opinion,  well-managed U.S.  companies that have  demonstrated  sustained patterns of  profitability,  strong  balance  sheets,  and the  potential to achieve predictable,  above-average  earnings  growth.  The Advisor  seeks to diversify  the
                         Fund's portfolio within various  industries  typically  comprising those the Advisor believes to be the classic growth sectors of the U.S. economy: Technology,  Consumer
                         Non-Durables,  Health Care, Business Equipment and Services,  Retail,  Capital Goods
                         and  Financials.  The Fund  invests for  long-term  growth  rather  than  short-term profits.


                         For a more  complete  description  of the various  securities  in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.


PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                         MARKET RISK:  The  possibility  that the Fund's stock holdings will decline in price because of a broad stock market  decline.  Markets  generally  move in cycles,  with periods of rising prices  followed by periods of falling  prices.  The value of your investment will tend to increase or decrease in response to these movements.

                         INVESTMENT  STYLE RISK: The  possibility  that the market segment on which this Fund focuses --  securities of large cap  companies -- will  underperform  other kinds of investments or market averages.

                         The  Fund  may  trade  securities  actively  to  achieve  its  principal  investment strategies.  Active  trading  of  portfolio  securities  could  increase  the Fund's transaction  costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional  risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment Strategies and Risks."

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                       AMSOUTH LARGE CAP FUND
The bar  chart  and  table  show how the         PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR
Fund   has   performed   and   how   its         TOTAL RETURNS AS OF 12/31 FOR CLASS I  SHARES (1)(2)
performance  has  varied  from  year  to
year.   The   bar   chart   gives   some         [BAR GRAPH]
indication of risk by showing changes in
the   Fund's   yearly   performance   to         1994                                    1.78
demonstrate that the Fund's value varied         1995                                   35.00
at  different  times.  The  table  below         1996                                   17.63
compares  the  Fund's  performance  over         1997                                   35.93
time    to   that   of   the   S&P   500         1998                                   37.83
(REGISTERED). The Index is not available         1999                                   18.84
for  investment  and  does  not  reflect         2000                                   -2.09
fees,  brokerage  commissions  or  other         2001                                  -11.13
expenses of investing.  Of course,  past         2002                                  -23.21
performance  (before  and  after  taxes)         2003                                   25.86
does  not  indicate  how the  Fund  will
perform in the future.
                                                 The Fund's total return from 1/1/04 to 9/30/04 was ___%.

                                                             Best quarter:       24.80%  12/31/98
                                                             Worst quarter:     -17.80%   9/30/02

                                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                                (for the periods ending
                                                                                December 31, 2003)(1)
                                                               1 YEAR             5 YEARS           10 YEARS
CLASS I SHARES(2)
Return Before Taxes                                            25.86%              -0.01%            11.71%
Return After Taxes on Distributions                            25.83%              -1.61%            10.23%
Return After Taxes on Distributions and
  Sale of Fund Shares                                          16.85%              -0.30%             9.95%
S&P 500 (REGISTERED) INDEX                                     28.67%              -0.57%            11.06%

(1)  Both  charts  assume  reinvestment  of  dividends  and  other  distributions.  For  current  performance information, call 1-800-451-8382.

(2) The quoted  returns  reflect  the  performance  from  8/3/92 to  12/13/98  of the DG Equity Fund and from
12/14/98 to 3/12/00 of the ISG Large Cap Equity Fund,  which were  open-end  investment  companies  that were predecessor  funds to the Large Cap Fund. The  predecessor  funds were managed using  substantially  the same investment objective,  policies and methodologies as the Fund. Performance for the Class I Shares, which were first offered on 12/14/98, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor funds (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax returns are calculated using the highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction that benefits the shareholder.  Please note that actual after-tax  returns depend on an investor's tax situation and may differ

                                                     19

from those shown.  Also note that  after-tax  returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                       AMSOUTH LARGE CAP FUND

                                                                 FEES   AND   EXPENSES
As an  investor  in the  Large          SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
Cap  Fund,  you  will  pay the          (EXPENSES PAID BY YOU DIRECTLY)(1)                            SHARES
following  fees  and  expenses          Maximum Sales Charge
when you buy and hold  shares.          (Load) on Purchases                                           None
Shareholder  transaction  fees
are paid  from  your  account.          Maximum Deferred Sales
Annual Fund operating expenses          Charge (Load)                                                 None
are paid  out of Fund  assets,          Redemption Fee(2)                                             2.00%
and are reflected in the share
price.                                  ANNUAL FUND OPERATING EXPENSES                                CLASS I
                                        (FEES PAID FROM FUND ASSETS)                                  SHARES

                                        Management Fee                                                0.80%
                                        Distribution and/or Service
                                        (12b-1) Fee                                                   None
                                        Other Expenses(3)                                             ___%
                                        Total Fund Operating Expenses(3)                              ___%

                                        (1) AmSouth  Bank or other  financial  institutions  may charge their customer  account  fees  for  automatic  investment  and  other  cash management  services  provided in connection  with  investment in the
                                        Fund.

                                        (2) To discourage  short-term trading, a redemption fee of 2.00% will be charged on sales or  exchanges  of Class I Shares  made  within 30 days of the date of purchase.  See "Redemption  Fee." A wire transfer fee of $7.00 will be deducted  from the amount of your  redemption if you request a wire transfer.

                                        (3) Other  expenses  are being  limited  to 0.31% for Class I Shares.
                                        Total expenses after fee waivers and expense reimbursements for Class
                                        I  Shares  are  ___%.   Any  fee  waiver  or  expense   reimbursement
                                        arrangement is voluntary and may be discontinued at any time.

                                                                            EXPENSE EXAMPLE
Use the  example  to the right to
help  you  compare  the  cost  of                                 1             3            5           10
investing  in the  Fund  with the                               YEAR          YEARS        YEARS        YEARS
cost of investing in other mutual
funds.  It illustrates the amount            CLASS I SHARES     $___          $___         $___         $___
of fees and  expenses  you  would
pay, assuming the following:

o     $10,000 investment
o     5% annual return
o     no changes in the Fund's operating
      expenses
o     redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  AMSOUTH CAPITAL GROWTH FUND
                         RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE     The Fund seeks to provide investors with capital growth.

PRINCIPAL                The Fund  invests  primarily  in equity  securities  of U.S.  companies  with market
INVESTMENT STRATEGIES    capitalizations of at least $1 billion that the Advisor believes offer opportunities for  capital  appreciation  and  growth of  earnings.  The Fund  also may  invest in medium-sized companies.

                         In choosing  stocks for the Fund, the Advisor first  identifies  industries  that it believes  will  expand  over the next few years or  longer.  The  Advisor  then uses fundamental  analysis of company financial  statements to find large U.S.  companies within  these  industries  that offer the  prospect of solid  earnings  growth.  The
                         Advisor  also may consider  other  factors in  selecting  investments  for the Fund, including the development of new or improved products or services, opportunities for greater market share, more effective management or other signs that the company will have greater than average earnings growth and capital appreciation.

                         The Fund is  non-diversified  and,  therefore,  may concentrate its investments in a limited number of issuers. For a more complete description of the various securities in which the Fund may  invest,  please see  "Additional  Investment  Strategies  and
                         Risks" or consult the SAI.


PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT
RISKS                    MARKET RISK:  The  possibility  that the Fund's stock holdings will decline in price because of a broad stock market  decline.  Markets  generally  move in cycles,  with periods of rising prices  followed by periods of falling  prices.  The value of your investment will tend to increase or decrease in response to these movements.

                         INVESTMENT  STYLE RISK: The  possibility  that the market segment on which this Fund focuses -- securities of medium sized growth  companies -- will  underperform  other kinds of investments or market averages.

                         NON-DIVERSIFIED  RISK: The Fund may invest in a small number of companies  which may increase the volatility of the Fund.  Accordingly,  the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                         The  Fund  may  trade  securities  actively  to  achieve  its  principal  investment strategies.  Active  trading  of  portfolio  securities  could  increase  the Fund's transaction  costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional  risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment Strategies and Risks."

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  AMSOUTH CAPITAL GROWTH FUND

The bar  chart  and  table  show how the                        PERFORMANCE BAR CHART AND TABLE
Fund   has   performed   and   how   its                        YEAR-BY-YEAR TOTAL RETURNS AS OF
performance  has  varied  from  year  to                     12/31 FOR CLASS I SHARES (1)(2)(3)(%)
year.   The   bar   chart   gives   some
indication of risk by showing changes in                [BAR GRAPH]
the   Fund's   yearly   performance   to
demonstrate that the Fund's value varied                1994                                    0.42
at  different  times.  The  table  below                1995                                   30.42
compares  the  Fund's  performance  over                1996                                   22.25
time     to     that    of    the    S&P                1997                                   29.68
500(REGISTERED)/Barra  Growth  Index,  a                1998                                   32.40
widely  recognized,  unmanaged  index of                1999                                   22.09
the  stocks  in the S&P  500(REGISTERED)                2000                                   -0.40
having   high  price  to  book   ratios.                2001                                  -21.62
Neither    Index   is   available    for                2002                                  -25.05
investment  and the  performance of each                2003                                   26.53
index does not reflect  fees,  brokerage
commissions   or   other   expenses   of
investing.  Of course,  past performance                The Fund's total return from 1/1/04 to 9/30/04 was ___%.
(before   and  after   taxes)  does  not
indicate  how the Fund will  perform  in
the future.
                                                                   Best quarter:        22.65%   12/31/98
                                                                   Worst quarter:      -21.15%    9/30/01

                                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                                   (for the periods ending
                                                                   December 31, 2003)(1)(2)

                                                               1 YEAR             5 YEARS       10 YEARS
CLASS I SHARES(2)(3)
Return Before Taxes                                            26.53%             -2.00%         9.44%
Return After Taxes on Distributions                            26.53%             -3.39%           N/A
Return After Taxes on Distributions and Sale of Fund Shares    17.24%             -2.14%           N/A
S&P 500 (REGISTERED) INDEX                                     25.66%             -3.49%         11.12%

(1)  Both  charts  assume  reinvestment  of  dividends  and  other  distributions.  For  current  performance information, call 1-800-451-8382.

(2) The quoted  returns  reflect the  performance  from 4/1/96 to 3/12/00 of the ISG Capital  Growth Fund, an open-end investment company that was the predecessor fund to the AmSouth Capital Growth Fund. The ISG Capital
Growth Fund commenced  operations on 4/1/96 through a transfer of assets from certain  collective  trust fund
("commingled")  accounts  managed by First American  National Bank, using  substantially  the same investment objective,  policies and  methodologies as the Fund. The quoted  before-tax  returns of the Fund includes the performance of the predecessor fund and commingled accounts for periods dating back to 7/31/93,  and prior to the Fund's  commencement of operations.  The commingled  accounts were not registered with the Securities and
Exchange  Commission  and,  therefore,  were not  subject to the  investment  restrictions  imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance

                                                     23

may have been adversely affected.  After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date.

(3)  Performance  for the Class I Shares,  which were first  offered on 10/3/97,  is based on the  historical performance of the Fund's Class A Shares,  including the performance of the  predecessor  fund and commingled accounts (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax returns are calculated using the highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction that benefits the shareholder.  Please note that actual after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note, that after-tax  returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  AMSOUTH CAPITAL GROWTH FUND

                                                                 FEES AND EXPENSES
As an  investor in the Capital          SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
Growth Fund,  you will pay the          (EXPENSES PAID BY YOU DIRECTLY)(1)                            SHARES
following  fees  and  expenses          Maximum Sales Charge
when you buy and hold  shares.          (Load) on Purchases None
Shareholder  transaction  fees
are paid  from  your  account.          Maximum Deferred Sales
Annual Fund operating expenses          Charge (Load)                                                 None
are paid  out of Fund  assets,
and are reflected in the share          Redemption Fee(2)                                             2.00%
price.
                                        ANNUAL FUND OPERATING EXPENSES                                CLASS I
                                        (FEES PAID FROM FUND ASSETS)                                  SHARES

                                        Management Fee                                                0.80%
                                        Distribution and/or Service
                                        (12b-1) Fee                                                   None

                                        Other Expenses(3)                                             ___%

                                        Total Fund Operating Expenses(3)                              ___%

                                        (1) AmSouth  Bank or other  financial  institutions  may charge their customer  account  fees  for  automatic  investment  and  other  cash management  services  provided in connection  with  investment in the
                                        Fund.

                                        (2) To discourage  short-term trading, a redemption fee of 2.00% will be charged on sales or  exchanges  of Class I Shares  made  within 30 days of the date of purchase.  See "Redemption  Fee." A wire transfer fee of $7.00 will be deducted  from the amount of your  redemption if you request a wire transfer.

                                        (3) Other  expenses  are being  limited  to 0.36% for Class I Shares.
                                        Total expenses after fee waivers and expense reimbursements for Class
                                        I  Shares  are  ___%.   Any  fee  waiver  or  expense   reimbursement
                                        arrangement is voluntary and may be discontinued at any time.

                                                                       EXPENSE EXAMPLE
Use the  example  to the right to
help  you  compare  the  cost  of                                 1             3            5           10
investing  in the  Fund  with the                               YEAR          YEARS        YEARS        YEARS
cost of investing in other mutual
funds.  It illustrates the amount            CLASS I SHARES     $___          $___         $___         $___
of fees and  expenses  you  would
pay, assuming the following:

                                                      25

o     $10,000 investment
o     5% annual return
o     no changes in the Fund's operating
      expenses
o     redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                         AMSOUTH MID CAP FUND

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund seeks to provide investors with capital appreciation.


PRINCIPAL                The Fund invests in a broadly diversified portfolio of S&P(REGISTERED) MidCap  400
INVESTMENT STRATEGIES    Index ("S&P 400")  stocks,  over  weighting  relative to their  S&P(REGISTERED)  400 weights  those that the Fund's  investment  sub-advisor  believes to be  undervalued compared  to others in the  S&P(REGISTERED)  400.  The Fund seeks to  maintain  risk characteristics similar to that of the S&P(REGISTERED) 400 and, normally, invests at least 80% of its assets in common stocks drawn From the  S&P(REGISTERED)  400. As of
                         October 31,  2004,companies in the  S&P(REGISTERED)  400 had market  capitalizations between $[___] million and $[___] billion.


                         The  sub-advisor's  stock selection  process  utilizes  computer-aided  quantitative analysis.  The  sub-advisor's  computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the  S&P(REGISTERED)  400,  the  sub-advisor  hopes to generate  more capital growth than that of the S&P(REGISTERED) 400. The sub-advisor's emphasis on technical analyses can result in significant  shifts in portfolio holdings at different times.
                         However,  stringent risk controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics  similar to those of the
                         S&P(REGISTERED) 400.

                         For a more  complete  description  of the various  securities  in which the Fund may
                         Invest, please see "Additional Investment Strategies and Risks" or consult the SAI.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                         MARKET RISK:  The  possibility  that the Fund's stock holdings will decline in price because of a broad stock market  decline.  Markets  generally  move in cycles,  with periods of rising prices  followed by periods of falling  prices.  The value of your investment will tend to increase or decrease in response to these movements.


                         INVESTMENT  STYLE RISK: The  possibility  that the market segment on which this Fund focuses --  securities  of mid-cap  companies  -- will  underperform  other kinds of investments or market averages.  The Fund may trade  securities  actively to achieve its principal  investment  strategies.  Active trading of portfolio securities could increase the Fund's  transaction  costs (thereby  lowering its  performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).


                         If the Fund invests in securities with additional  risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment Strategies and Risks."

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                         AMSOUTH MID CAP FUND
The bar  chart  and  table on this  page         PERFORMANCE BAR CHART AND TABLE
show how the Fund has performed. The bar         YEAR-BY-YEAR TOTAL RETURNS AS OF
chart  shows  the   performance  of  the         12/31 FOR CLASS I SHARES (1)
Fund's Class I Shares for its first full
calendar year of  operations.  The table         [BAR GRAPH]
below  compares  the Fund's  performance
over   time   to   that   of   the   S&P         2000                                -14.91
400(REGISTERED),  a  widely  recognized,         2001                                -23.21
unmanaged index of 400 domestic  stocks.         2002                                -19.61
The   Index   is   not   available   for         2003                                 34.40
investment  and does not  reflect  fees,
brokerage  commissions or other expenses
of    investing.    Of   course,    past         The Fund's total return from 1/1/04 to
performance  (before  and  after  taxes)         9/30/04 was ___%.
does  not  indicate  how the  Fund  will
perform in the future.

                                                             Best quarter:         17.05%    6/30/03
                                                             Worst quarter:       -21.79%    9/30/01


                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                             (for the periods ending December 31, 2003)(1)

                                                                 1                           SINCE INCEPTION
                                                                YEAR                            (5/4/99)
CLASS I SHARES(2)
Return Before Taxes                                            34.40%                             4.48%

Return After Taxes on Distributions                            34.35%                             4.46%

Return After Taxes on Distributions and
   Sale of Fund Shares                                         22.40%                             3.84%

S&P(REGISTERED) MIDCAP 400 INDEX                               35.62%                             9.42%

(1)  Both  charts  assume  reinvestment  of  dividends  and  other  distributions.  For  current  performance information, call 1-800-451-8382.

(2) The quoted  returns  reflect the  performance  from 5/4/99 to 3/12/00 of the ISG MidCap Fund, an open-end investment  company that was the predecessor fund to the Mid Cap Fund. The predecessor fund was managed using substantially  the same investment  objective,  policies and  methodologies  as the Fund. Class I Shares were first offered on 5/4/99.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax returns are calculated using the highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction that benefits the shareholder.  Please note that actual after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                         AMSOUTH MID CAP FUND

                                                                   FEES AND EXPENSES

As an  investor  in the MidCap          SHAREHOLDER TRANSACTION EXPENSES                              CLASS I
Fund,   you   will   pay   the          (EXPENSES PAID BY YOU DIRECTLY)(1)                            SHARES
following  fees  and  expenses          Maximum Sales Charge
when you buy and hold  shares.          (Load) on Purchases                                           None
Shareholder  transaction  fees
are paid  from  your  account.          Maximum Deferred Sales
Annual Fund operating expenses          Charge (Load)                                                 None
are paid  out of Fund  assets,          Redemption Fee(2)                                             2.00%
and are reflected in the share
price.                                  ANNUAL FUND OPERATING EXPENSES                                CLASS I
                                        (FEES PAID FROM FUND ASSETS)                                  SHARES

                                        Management Fee                                                0.80%
                                        Distribution and/or Service
                                        (12b-1) Fee                                                   None

                                        Other Expenses(3)                                             ___%

                                        Total Fund Operating Expenses(3)                              ___%

                                        (1) AmSouth  Bank or other  financial  institutions  may charge their customer  account  fees  for  automatic  investment  and  other  cash management  services  provided in connection  with  investment in the
                                        Fund.

                                        (2) To discourage  short-term trading, a redemption fee of 2.00% will be charged on sales or  exchanges  of Class I Shares  made  within 30 days of the date of purchase.  See "Redemption  Fee." A wire transfer fee of $7.00 will be deducted  from the amount of your  redemption if you request a wire transfer.

                                        (3) Total expenses after fee waivers and expense  reimbursements  for
                                        Class I Shares  are ___%.  Any fee  waiver or  expense  reimbursement arrangement is voluntary and may be discontinued at any time.

                                                                       EXPENSE EXAMPLE
Use the  example  to the right to
help  you  compare  the  cost  of                                 1             3            5           10
investing  in the  Fund  with the                               YEAR          YEARS        YEARS        YEARS
cost of investing in other mutual
funds.  It illustrates the amount            CLASS I SHARES     $___          $___         $___         $___
of fees and  expenses  you  would
pay, assuming the following:

o     $10,000 investment
o     5% annual return
o     no changes in the Fund's operating
      expenses
o     redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                       AMSOUTH SMALL CAP FUND

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The  Fund  seeks  capital  appreciation  by  investing  primarily  in a  diversified portfolio of securities consisting of common stocks and securities  convertible into common  stocks such as  convertible  bonds and  convertible  preferred  stocks.  Any current income generated from these securities is incidental.


PRINCIPAL                The Fund  invests  primarily  in  common  stocks  of  companies  with  small  market
INVESTMENT STRATEGIES    capitalizations  at the time of  purchase in the range of  companies  in the Russell
                         2000(REGISTERED)  Growth  Index.  As of October 31,  2004,  companies in the Russell
                         2000(REGISTERED)  Growth Index had market capitalizations  between $[__] million and
                         $[__] billion.

                         In managing the Fund's portfolio,  the Fund's  investment  sub-advisor seeks smaller companies with  above-average  growth potential.  Factors the sub-advisor  typically considers in selecting  individual  securities  include positive changes in earnings estimates for future growth, higher than market average  profitability,  a strategic position in a specialized  market,  earnings growth  consistently  above market, and fundamental value.


                         The Fund may also invest in certain  other  equity  securities  in addition to those described above. For a more complete  description of the various securities in which the Fund may invest,  please see  "Additional  Investment  Strategies  and Risks" or
                         consult the SAI.

PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                         MARKET RISK:  The  possibility  that the Fund's stock holdings will decline in price because of a broad stock market  decline.  Markets  generally  move in cycles,  with periods of rising prices  followed by periods of falling  prices.  The value of your investment will tend to increase or decrease in response to these movements.

                         SMALL COMPANY RISK:  Investing in smaller,  lesser-known  companies involves greater risk than investing in those that are more established.  A small company's financial well- being may, for example,  depend heavily on just a few products or services. In addition,  investors  may have  limited  flexibility  to buy or sell  small  company stocks, which tend to trade less frequently than those of larger firms.

                         INVESTMENT  STYLE RISK: The  possibility  that the market segment on which this Fund focuses--small  company growth stocks--will under perform other kinds of investments or market averages.


                         The  Fund  may  trade  securities  actively  to  achieve  its  principal  investment strategies.  Active  trading  of  portfolio  securities  could  increase  the Fund's transaction  costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).


                         If the Fund invests in securities with additional  risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional Investment Strategies and Risks."


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                       AMSOUTH SMALL CAP FUND


The bar  chart  and  table  show how the         PERFORMANCE BAR CHART AND TABLE
Fund   has   performed   and   how   its         YEAR-BY-YEAR TOTAL RETURNS AS
performance  has  varied  from  year  to         OF 12/31 FOR CLASS I SHARES(1)
year.   The   bar   chart   gives   some
indication of risk by showing changes in         [BAR GRAPH]
the   Fund's   yearly   performance   to
demonstrate that the Fund's value varied         1999                             16.24
at  different  times.  The  table  below         2000                             18.94
compares the  performance  of the Fund's         2001                             27.66
Class I Shares  over time to that of the         2002                            -26.59
Russell 2000(REGISTERED) Growth Index, a         2003                             34.46
recognized,  unmanaged  index of  common
stocks of small- to mid-sized companies.
The   Index   is   not   available   for
investment  and does not  reflect  fees,
brokerage  commissions or other expenses
of    investing.    Of   course,    past
performance  (before  and  after  taxes)
does  not  indicate  how the  Fund  will
perform in the future.

                                                The Fund's total return from 1/1/04 to 9/30/04 was ___%.

                                                          Best quarter:      27.37%          12/31/99
                                                          Worst quarter:    -20.17%           9/30/01

                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                                         (for the periods ending
                                                                         December 31, 2003)(1)

                                                                        1            5        SINCE INCEPTION
                                                                      YEAR         YEARS         (3/2/98)
CLASS I SHARES
Return Before Taxes                                                   34.46%        -0.26%         -1.23%
Return After Taxes on Distributions                                   34.46%        -0.94%         -1.82%
Return After Taxes on Distributions and
Sale of Fund Shares                                                   22.40%        -0.54%         -1.32%
RUSSELL 2000(REGISTERED) GROWTH INDEX                                 48.54%         0.86%          0.28%

(1)  Both  charts  assume  reinvestment  of  dividends  and  other  distributions.  For  current  performance information, call 1-800-451-8382. Class I Shares were first offered on 3/2/98.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax returns are calculated using the highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction that benefits the shareholder.  Please note that actual after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                     31

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                         AMSOUTH SMALL CAP FUND

                                                                  FEES AND EXPENSES
As  an  investor  in the Small Cap Fund,           SHAREHOLDER TRANSACTION EXPENSES                 CLASS I
you  will  pay  the following  fees  and           (EXPENSES PAID BY YOU DIRECTLY)(1)                SHARES
expenses when  you buy and hold  shares.           Maximum Sales Charge
Shareholder  transaction  fees are  paid           (Load) on Purchases                               None
from     your   account.  Annual    Fund
operating expenses are paid out of  Fund           Maximum Deferred Sales
assets, and  are  reflected in the share            Charge (Load)                                    None
price.                                             Redemption Fee(2)                                2.00%

                                                   ANNUAL FUND OPERATING EXPENSES                   CLASS I
                                                   (FEES PAID FROM FUND ASSETS)                     SHARES

                                                   Management Fee                                               1.20%
                                                   Distribution and/or Service
                                                   (12b-1) Fee                                                  None
                                                   Other Expenses(3)                                            ___%
                                                   Total Fund Operating Expenses(3)                             ___%

                                                   (1) AmSouth  Bank or other  financial  institutions  may charge their customer  account  fees  for  automatic  investment  and  other  cash management  services  provided in connection  with  investment in the
                                                   Fund.

                                                   (2) To discourage  short-term trading, a redemption fee of 2.00% will be charged on sales or  exchanges  of Class I Shares  made  within 30 days of the date of purchase.  See "Redemption  Fee." A wire transfer fee of $7.00 will be deducted  from the amount of your  redemption if you request a wire transfer.

                                                   (3)  Other  expenses  are being  limited  to 0.25% for Class I Shares.
                                                   Total expenses after fee waivers and expense  reimbursements for Class
                                                   I Shares are ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


                                                                       EXPENSE EXAMPLE

                                                                   1             3            5           10
                                                                 YEAR          YEARS        YEARS        YEARS

Use the  example  to the right to             CLASS I SHARES     $___          $___         $___         $___
help  you  compare  the  cost  of
investing  in the  Fund  with the
cost of investing in other mutual
funds.  It illustrates the amount
of fees and  expenses  you  would
pay, assuming the following:

o     $10,000 investment
o     5% annual return
o     no changes in the Fund's operating
      expenses
o     redemption at the end of each time period
Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                        AMSOUTH INTERNATIONAL
                                                                                                  EQUITY FUND

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The  Fund  seeks  to  provide   investors with  capital appreciation.


PRINCIPAL                The Fund seeks to achieve its objective by investing in the stocks of  large non-U.S.
INVESTMENT STRATEGIES    companies that the Fund's investment  sub-advisor, determines to be  value stocks  at the time of purchase.  Securities are  considered  value stocks  primarily  because a company's shares have a high book value in relation to their market value (a "book to market ratio").  In assessing value, the sub-advisor may consider  additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and  developments in the issuer's  industry.  The criteria the  sub-advisor  uses for assessing value are subject to change from time to time.

                         The sub-advisor  believes that equity investing should involve a long-term view and a focus on asset class  selection,  not stock picking.  It places  priority on limiting expenses, portfolio turnover and trading costs. Generally, the sub-advisor structures a portfolio by: 1) starting with a universe of  securities,  2) creating a sub-set of companies  meeting the  sub-advisor's  investment  guidelines,  3) excluding  certain companies after analyzing  various factors and 4) purchasing  stocks so the portfolio is generally market capitalization weighted within countries.


                         The Fund is  non-diversified  and,  therefore,  may  concentrate its investments in a limited number of issuers.


                         The Fund  invests  in the  stocks of large  companies  in  countries  with  developed markets.  Under normal market conditions,  the Fund invests in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S.  countries,  and no more than 40% of the Fund's assets are invested in such companies in any one country.  The  sub-advisor  determines  company size on a country or region specific basis and using primarily market capitalization.
                         In the countries or regions  authorized for investment,  the sub-advisor  first ranks eligible  companies  listed on  selected  exchanges  based on the  companies'  market capitalizations.  The sub-advisor  then determines the universe of eligible stocks by defining the minimum market  capitalization  of a large company that may be purchased by the  Fund  with  respect  to  each  country  or  region.  As of the  date  of this supplement,  on an aggregate  basis for the Fund,  the  sub-advisor  considers  large companies  to be those  companies  with a  market  capitalization  of at  least  $669 million.  This  threshold  will vary by country or region and will change with market conditions.

                         The Fund  intends to purchase  securities  within each  applicable  country or region using a market capitalization weighted approach. The sub-advisor, using this approach and its best  judgment,  will  seek to set  country  or region  weights  based on the relative market  capitalization  of eligible large  companies  within each country or region.  When investing on a market  capitalization  weighted basis,  the sub-advisor will use a market  capitalization  weighted approach which may include adjusting that weighting  to consider  such  factors as free float,  trading  strategies,  liquidity management  and other  factors that the  sub-advisor  determines  appropriate,  given market  conditions.  As a result,  the  weighting of certain  countries in the Fund's portfolio  may vary from  their  weighting  in  international  indices  such as those
                         published  by  FTSE   International,   Morgan  Stanley   Capital   International   or
                         Salomon/Smith Barney.


                         For a more complete description of the various securities in which a Fund may invest, please see "Additional Investment Strategies and Risks" or consult the SAI.



PRINCIPAL                Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS


                                                      33


                         MARKET RISK:  The  possibility  that the Fund's stock  holdings will decline in price because of a broad stock  market  decline.  Markets  generally  move in cycles,  with periods of rising  prices  followed by periods of falling  prices.  The value of your investment will tend to increase or decrease in response to these movements.

                         FOREIGN INVESTMENT RISK: Foreign securities include special risks such as exposure to currency  fluctuations and differing legal standards.  The Fund's performance will be influenced by political,  social and economic factors affecting  companies in foreign countries.  As a result, you could lose money by investing in the Fund,  particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign  countries in which the Fund is invested.
                         The Fund generally does not hedge foreign currency risk.

                         NON-DIVERSIFIED  RISK:  The Fund may invest in a small number of companies  which may increase the volatility of the Fund.  Accordingly,  the Fund's  portfolio may be more sensitive to changes in the market value of a single company or industry.

                         The  Fund  may  trade  securities  actively  to  achieve  its  principal   investment
                         strategies.  Active  trading  of  portfolio  securities  could  increase  the  Fund's transaction  costs (thereby  lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional  risks,  its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see "Additional  Investment Strategies and Risks."

                                                                                        AMSOUTH INTERNATIONAL
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                  EQUITY FUND
The bar chart  and table  show how the Fund               PERFORMANCE BAR CHART AND TABLE
has performed and how its  performance  has               YEAR-BY-YEAR TOTAL RETURNS AS OF
varied  from  year to year.  The bar  chart               12/31
gives  some  indication  of risk by showing               FOR CLASS I SHARES(1),(2)
changes  in the Fund's  yearly  performance
to   demonstrate   that  the  Fund's  value       [BAR GRAPH]
varied at different  times. The table below
compares the Fund's  performance  over time       1998                        9.48
to   that   of   Morgan   Stanley   Capital       1999                       26.72
International  Europe,  Australasian,   Far       2000                      -11.39
East    ( "EAFE ")    Index,    a    widely       2001                      -24.23
recognized,   unmanaged  index  of  foreign       2002                      -14.72
securities   representing   major  non-U.S.       2003                       53.19
stock  markets.  The Index is not available
for  investment and  does not reflect fees,
brokerage  commissions  or  other  expenses
of investing.  Of course,  past performance
(before and after taxes) does  not indicate
how the Fund will perform in the future.

                                             The Fund's total return from 1/1/04 to 9/30/04 was ___%.

                                                       Best quarter:     [18.79]%  [12/31/98]
                                                       Worst quarter:   [-20.21]%  [9/30/02]

                                                                AVERAGE ANNUAL TOTAL
                                                                RETURNS
                                                                (for the periods ending
                                                                December 31, 2003)(1)
                                                   1              5        SINCE INCEPTION
                                                  YEAR          YEARS        (8/15/97)(3)
CLASS I SHARES(2)
Return Before Taxes                              53.19%         2.14%           2.64%

Return After Taxes on Distributions              52.97%         1.81%           2.36%

Return After Taxes on Distributions and
 Sale of Fund Shares                             34.86%         1.67%           2.13%


EAFE INDEX                                       39.17%         0.26%           ___%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 8/15/97 to 12/13/98 of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG International Equity Fund, which were open-end investment companies that were the predecessor funds to the International Equity Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund Performance for the Class I Shares, which were first offered on 12/14/98, is based on the historical performance of the Fund's Class A Shares, including the performance of the predecessor funds (without sales charge) prior to that date.

(3) The performance of the EAFE Index was calculated from 7/31/97.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                        AMSOUTH INTERNATIONAL
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                  EQUITY FUND

                                                                        FEES AND EXPENSES
As an investor in the International Equity Fund, you           SHAREHOLDER TRANSACTION EXPENSES         CLASS I
will pay the following fees and expenses when you              (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES
buy and hold shares. Shareholder  transaction fees             Maximum Sales Charge
are paid from your account.  Annual Fund operating             (Load) on Purchases                       None
expenses are paid out of Fund assets, and are
reflected in the share price.                                  Maximum Deferred Sales
                                                               Charge (Load)                             None

                                                               Redemption Fee(2)                         2.00%

                                                               ANNUAL FUND OPERATING EXPENSES           CLASS I
                                                               (FEES PAID FROM FUND ASSETS)             SHARES

                                                               Management Fee                           0.90%

                                                               Distribution and/or Service
                                                               (12b-1) Fee                              None


                                                               Other Expenses(3)                        ___%

                                                                Total Fund Operating Expenses(3)        ___%



                                                               (1)   AmSouth    Bank   or   other    financial
                                                               institutions  may charge their customer account
                                                               fees for  automatic  investment  and other cash
                                                               management services provided in connection with
                                                               investment in the Fund.

                                                               (2)  To  discourage   short-term   trading,   a
                                                               redemption  fee of  2.00%  will be  charged  on
                                                               sales  or  exchanges  of  Class I  Shares  made
                                                               within  30 days of the  date of  purchase.  See
                                                               "Redemption  Fee." A wire transfer fee of $7.00
                                                               will  be  deducted  from  the  amount  of  your
                                                               redemption if you request a wire transfer.

                                                               (3)  Total   expenses  after  fee  waivers  and
                                                               expense  reimbursements  for Class I Shares are
                                                               ___%.  Any fee waiver or expense  reimbursement
                                                               arrangement    is   voluntary    and   may   be
                                                               discontinued at any time.


                                                                           EXPENSE EXAMPLE
Use the  example  to the  right to help you
compare the cost of  investing  in the Fund                                 1          3          5          10
with the cost of  investing in other mutual                                YEAR      YEARS      YEARS      YEARS
funds.  It  illustrates  the amount of fees            CLASS I SHARES      $___      $___       $___       $___
and  expenses  you would pay,  assuming the
following:

o     $10,000 investment
o     5% annual return
o     no changes in the Fund's operating expenses
o     redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES        OVERVIEW

                         HYBRID FUNDS

                         These Funds invest in a mixture of different types of securities such as stocks, bonds and money market instruments.

                         While the Balanced Fund invests directly in securities,
                         the  Strategic  Portfolios  are  "funds of funds"  that
                         invest  substantially  all of their  assets  in Class I
                         Shares  of other  AmSouth  Funds  ("Underlying  Funds")
                         whose objectives,  strategies,  and risks are described
                         herein.
WHO MAY WANT TO INVEST   Consider investing in the Hybrid Funds if you are:
                           o seeking the benefits of asset allocation and risk-reducing diversification
                         Consider investing in the Strategic Portfolios if you are:
                           o seeking investment professionals to select and maintain a portfolio of mutual funds for you
                           o seeking to spread your investment among many different mutual funds that match your goals in one simple package
                         These Funds may not be appropriate if you are:
                           o   pursuing a short-term goal or investing emergency
                           o reserves uncomfortable with an investment that will fluctuate in value

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                AMSOUTH BALANCED FUND

                               RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE   The Fund seeks to  obtain long-term  capital growth and  produce a reasonable amount of current income through a moderately aggressive rnvestment strategy.

PRINCIPAL              The Fund  invests  in  a broadly  diversified  portfolio  of equity and debt securities
INVESTMENT STRATEGIES  consisting primarily of common stocks and bonds.


                       The Fund normally  invests  between  45-75% of its assets in equity  securities  and at least 25% of its assets in fixed income  securities.  The portion of the Fund's  assets invested in equity and debt  securities  will vary depending upon economic  conditions, the general  level of stock prices,  interest  rates and other  factors,  including the risks associated with each investment.  The Fund's equity investments consist primarily of common  stocks of companies  that the Advisor  believes are  undervalued  and have a favorable outlook or are reasonably priced with the potential to produce  above-average earnings growth. The Fund's fixed-income  investments consist primarily of "high-grade"
                       bonds, notes and debentures.  The average dollar-weighted maturity of the fixed- income portion of the Fund's  portfolio will range from one to thirty years.  The Fund invests in securities  issued by: (i) the Government  National Mortgage  Association  ("GNMA"),
                       which are supported by the full faith and credit of the U.S.  government;  and (ii) the
                       Federal  National  Mortgage  Association  ("FNMA") and the Federal  Home Loan  Mortgage
                       Corporation ("FHLMC") which are supported by the right of the issuer to borrow from the
                       U.S.  Treasury.  The Fund also invests in U.S.  Treasury  obligations.

                       In managing  the equity  portion of the Fund,  the  Advisor  uses a variety of economic
                       projections,   quantitative   techniques,   and  earnings  projections  in  formulating
                       individual stock sell decisions. The Advisor also combines fundamental and quantitative analysis with risk management to identify value opportunities,  construct the portfolio and make sell decisions.  The Advisor selects  investments  that he believes have basic investment  value that will eventually be recognized by other  investors.  In addition, the Advisor may identify companies with a history of above-average  growth or companies that are  expected  to enter  periods  of  above-average  growth or are  positioned  in emerging growth industries.


                       In managing the fixed income portion of the Fund's  portfolio,  the Advisor uses a "top down" investment  management  approach focusing on a security's  maturity.  The Advisor sets, and continually  adjusts,  a target for the interest rate sensitivity of the Fund based upon expectations  about interest rates and other economic  factors.  The Advisor then  selects  individual  securities  whose  maturities  fit this target and which are deemed to be the best relative values.

                       The Fund may also invest in certain  other  equity and debt  securities  in addition to those described  above.  For a more complete  description of the various  securities in which the Fund may invest,  please see "Additional  Investment Strategies and Risks" or consult the SAI.

PRINCIPAL              Your  investment  in  the  Fund  may  be  subject  to  the following principal risks:
INVESTMENT RISKS

                       MARKET  RISK:  The  possibility  that the Fund's stock  holdings  will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices  followed by periods of falling  prices.  The value of your investment will tend to increase or decrease in response to these movements.

                       INVESTMENT  STYLE RISK:  The  possibility  that the market  segment on which the equity portion of this Fund  focuses-value and growth stocks-will under perform other kinds of investments or market averages.

                       INTEREST  RATE RISK:  The  possibility  that the value of the Fund's  investments  will decline due to an increase in  interest  rates.  Generally,  an increase in the average maturity  of the  fixed  income  portion  of the Fund will  make it more  sensitive  to interest rate risk.

                                                      38

                       CREDIT RISK: The  possibility  that an issuer cannot make timely interest and principal payments on its debt  securities,  such as bonds.  The lower a security's  rating,  the greater its credit risk.


                       The Fund may trade securities actively to achieve its principal investment  strategies.
                       Active  trading of portfolio  securities  could increase the Fund's  transaction  costs
                       (thereby  lowering its  performance)  and may increase the amount of taxes that you pay
                       (on distributions of net gains realized on those trades).


                       If the Fund invests in securities with  additional  risks,  its share price  volatility accordingly could be greater and its performance lower.

                       For more information about these risks,  please see "Additional  Investment  Strategies and Risks".


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                         AMSOUTH BALANCED FUND
The bar  chart  and  table  show how the                                                 PERFORMANCE
Fund   has   performed   and   how   its                                                 BAR CHART AND
performance  has  varied  from  year  to                                                 TABLE
year.   The   bar   chart   gives   some          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
indication  of risk by  showing  changes          FOR CLASS I SHARES(1),(2)
in  the  Fund's  yearly  performance  to
demonstrate   that  the   Fund's   value   [BAR GRAPH]
varied  at  different  times.  The table   1993                                 14.36
below  compares  the Fund's  performance   1994                                 -0.39
over  time to that of the S&P 500(R) and   1995                                 23.51
the   Lehman    Government/Credit   Bond   1996                                  9.72
Index,      an      unmanaged      index   1997                                 20.95
representative  of the  total  return of   1998                                 13.42
U.S.   government,   U.S.  Treasury  and   1999                                  1.51
agency securities,  and corporate bonds.   2000                                 10.37
All dividends are reinvested.  Neither     2001                                  4.83
Index is available for investment and      2002                                 -6.72
the performance of each Index does not     2003                                  15.86
reflect fees, brokerage  commissions or
other expenses of investing. Of course,
past performance (before and after taxes)
does not indicate how the Fund will
perform in the future.

                                          The Fund's total return from 1/1/04 to 9/30/04 was ___%.
                                                     Best quarter:       10.66%   6/30/03
                                                     Worst quarter:      -6.74%   9/30/02

                                                            AVERAGE ANNUAL TOTAL RETURNS
                                                            (for the periods ending
                                                            December 31, 2003)(1)

                                                1                  5               10
                                               YEAR              YEARS           YEARS
CLASS I SHARES(2)
Return Before Taxes                           15.86%             4.89%          8.92%

Return After Taxes on Distributions           15.25%             2.58%          6.40%

Return After Taxes on Distributions and
  Sale of Fund Shares                         10.51%             3.04%          6.42%
S&P 500(REGISTERED) INDEX                     28.67%            -0.57%         11.06%

LEHMAN GOVERNMENT/CREDIT BOND INDEX            4.67%             6.66%          6.98%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                AMSOUTH BALANCED FUND

                                        FEES AND EXPENSES
As  an  investor  in  the   Balanced    SHAREHOLDER TRANSACTION EXPENSES            CLASS I
Fund,  you  will  pay the  following    (EXPENSES PAID BY YOU DIRECTLY)(1)          SHARES
fees and  expenses  when you buy and
hold       shares.       Shareholder    Maximum Sales Charge
transaction  fees are paid from your    (Load) on Purchases                         None
account.   Annual   Fund   operating
expenses   are   paid  out  of  Fund    Maximum Deferred Sales
assets,  and  are  reflected  in the    Charge (Load)                               None
share price.
                                        Redemption Fee(2)                           2.00%

                                        ANNUAL FUND OPERATING EXPENSES              CLASS I
                                        (FEES PAID FROM FUND ASSETS)                SHARES

                                        Management Fee                              0.80%
                                        Distribution and/or Service
                                        (12b-1) Fee                                 None


                                      Other Expenses(3)                             ___%
                                         Total Fund Operating Expenses3             ___%


                                      (1) AmSouth Bank or other financial  institutions may charge their  customer  account fees for automatic  investment  and other cash management  services  provided in connection with investment in the Fund.

                                      (2) To discourage  short-term  trading,  a redemption fee of
                                      2.00%  will be  charged  on  sales or  exchanges  of Class I
                                      Shares  made  within  30 days of the date of  purchase.  See
                                      "Redemption  Fee."  A wire  transfer  fee of  $7.00  will be deducted from the amount of your redemption if you request a wire transfer.

                                      (3) Other  expenses  are being  limited to 0.39% for Class I
                                      Shares.   Total  expenses  after  fee  waivers  and  expense
                                      reimbursements  for Class I Shares are ___%.  Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                                                        EXPENSE EXAMPLE
Use the  example to the right to help                           1          3         5          10
you compare the cost of  investing in                          YEAR       YEARS     YEARS      YEARS
the Fund  with the cost of  investing
in    other    mutual    funds.    It       CLASS I SHARES     $___       $___      $___       $___
illustrates  the  amount  of fees and
expenses you would pay,  assuming the
following:

o     $10,000 investment
o     5% annual return
o     no changes in the Fund's operating expenses
o     redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                                   AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                    AGGRESSIVE GROWTH PORTFOLIO

                         RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE     The Fund seeks to provide investors with capital growth.


PRINCIPAL                The Fund  allocates  its assets  among  the  Underlying  Funds  within  predetermined
INVESTMENT STRATEGIES    strategy ranges, as set forth below. The Advisor makes allocation decisions according to  its outlook for the  economy,  financial  markets and  relative  market valuation of the Underlying Funds.


                         Under  normal  market  conditions,  the  Fund  invests  its  assets  in the  following
                         Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:


UNDERLYING FUND                                                                       ALLOCATION RANGE
                         Value Fund                                                             0%-20%
                         Select Equity Fund                                                     0%-15%
                         Enhanced Market Fund                                                   0%-25%
                         Large Cap Fund                                                         0%-15%
                         Capital Growth Fund                                                    0%-20%
                         Mid Cap Fund                                                           0%-15%
                         Small Cap Fund                                                         0%-25%
                         International Equity Fund                                              0%-15%
                         Limited Term Bond Fund                                                 0%-10%
                         Prime Money Market Fund                                                 0%-5%


                         The  Fund's  selection  of the  Underlying  Funds in which to  invest,  as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not
                         fundamental   investment   policies  and  can  be  changed  without  the  approval  of shareholders. The investment styles of the Underlying Funds are described elsewhere in this Prospectus.


                         For more information about the Fund, please see "Additional  Investment Strategies and
                         Risks" or consult the SAI.


PRINCIPAL                The Fund invests in  the Underlying Funds, so  the  Fund's investment  performance  is
INVESTMENT RISKS         directly  related  to  the performance of  those Underlying  Funds.  Before  investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying  Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the
                         Fund  does not have the same  flexibility  to  invest as a mutual  fund  without  such constraints.  As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.


                         The Fund  invests in  Underlying  Funds that invest  primarily  in equity  securities.
                         Stocks  and other  equity  securities  fluctuate  in  price,  often  based on  factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                         For more information about these risks, please see "Additional  Investment  Strategies and Risks."



                                                                                 AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  AGGRESSIVE GROWTH PORTFOLIO
The bar  chart  and  table on this page show        PERFORMANCE BAR CHART AND TABLE
how  the  Fund  has  performed  and  how its        YEAR-BY-YEAR TOTAL RETURN AS OF 12/31
performance  has  varied  from year to year.        FOR CLASS I SHARES1
The bar chart gives some  indication of risk
by  showing  changes  in the  Fund's  yearly
performance to  demonstrate  that the Fund's                    [BAR GRAPH]
value varied at different  times.  The table
below compares the Fund's  performance  over
time  to  that of  the S&P 500 (REGISTERED).    2000                           1.47
The  Index is not  available for  investment    2001                          -9.37
and   does   not  reflect  fees,   brokerage    2002                         -22.23
commissions or other expenses of  investing.    2003                          28.32
Of  course,  past  performance  (before and
after  taxes) does not indicate how the Fund
will perform in the future.

                                              The Fund's total return from 1/1/04 to 9/30/04 was ___%.
                                                           Best quarter:     [8.96]%   [12/31/01]
                                                           Worst quarter:  [-19.20]%    [9/30/02]

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                (for the periods ending
                                                                December 31, 2003)(1)

                                                          1               SINCE INCEPTION
                                                         YEAR                (1/13/99)
CLASS I SHARES(2)
Return Before Taxes                                     28.32%                 1.33%

Return After Taxes on Distributions                     28.31%                 0.35%

Return After Taxes on Distributions and
  Sale of Fund Shares                                   18.41%                 0.80%

S&P 500 (REGISTERED) INDEX                              28.67%                  ___%


(1) Both charts assume reinvestment of dividends and other  distributions.  For current performance  information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 11/13/99 to 3/12/00 of the ISG Aggressive  Growth  Portfolio,
which was an  open-end  investment  company  and the  predecessor  fund to the  AmSouth  Strategic  Portfolios:
Aggressive  Growth  Portfolio.  The  predecessor  fund was  managed  using  substantially  the same  investment objective, policies and methodologies as the Fund. Class I Shares were first offered on 1/28/99.

The table shows the impact of taxes on the Fund's returns.  The Fund's  after-tax  returns are calculated using the  highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state and local taxes. In certain cases, the figure representing  "Return After Taxes on Distributions and Sale of Fund Shares"
may be higher than the other  return  figures for the same period.  A higher  after-tax  return  results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Please note that actual  after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                                 AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                   AGGRESSIVE GROWTH PORTFOLIO

                                                     FEES AND EXPENSES
As an  investor in the AmSouth          SHAREHOLDER TRANSACTION EXPENSES                CLASS I
Strategic          Portfolios:          (EXPENSES PAID BY YOU DIRECTLY)(1)              SHARES
Aggressive  Growth  Portfolio,
you  will  pay  the  following          Maximum Sales Charge
fees  and  expenses  when  you          (Load) on Purchases                              None
buy    and    hold     shares.
Shareholder  transaction  fees          Maximum Deferred Sales
are  paid  from  your account.          Charge (Load)                                    None
Annual Fund operating expenses
are paid  out of  Fund assets,          Redemption Fee(2)                                2.00%
and are reflected in the share
price.                                  ANNUAL FUND OPERATING EXPENSES                   CLASS I
                                        (FEES PAID FROM FUND ASSETS)                     SHARES

                                        Management Fee                                   0.20%

                                        Distribution and/or Service
                                        (12b-1) Fee                                      None


                                        Other Expenses(3)                                ___%

                                            Total Fund Operating Expenses3               ___%

                                        Fee Waiver and/or Expense

                                        Reimbursement(4)                                 ___%

                                        Net Expenses(4)                                  ___%


                                        (1)  AmSouth  Bank or other  financial  institutions  may charge  their
                                        customer   account  fees  for  automatic   investment  and  other  cash
                                        management services provided in connection with investment in the Fund.

                                        (2) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or  exchanges of Class I Shares made within 30 days of the date of  purchase.  See  "Redemption  Fee." A wire  transfer fee of
                                        $7.00  will be  deducted  from the  amount  of your  redemption  if you request a wire transfer.

                                        (3) Other expenses are being limited to 0.41% for Class I Shares. Total expenses  after fee  waivers  and  expense  reimbursements  for Class I
                                        Shares are ___%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                        (4) The above amounts reflect a reduction in shareholder servicing fees required by National  Association of Securities Dealers ("NASD") rules, which limit total shareholder servicing fees paid by the Fund to 0.25%.
                                        Class I Shares pay a share holder servicing fee in the amount of 0.15%.
                                        As reduced,  the  shareholder  servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund  invests  pay a  shareholder  servicing  fee in the  amount of
                                        0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.

                                                                               AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                 AGGRESSIVE GROWTH PORTFOLIO

                                                AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO
In addition to the expenses shown above,
if  you  buy  and  hold  shares  of  the
AmSouth Strategic Portfolios: Aggressive        CLASS I SHARES*                             ___%
Growth  Portfolio  you  will  indirectly
bear  your  pro  rata  share of fees and        * Certain expenses for each of the Underlying Funds are limited
expenses   incurred  by  the  Underlying        by the Advisor. Taking into account the fee waivers and expense
Funds in which the Fund invests, so that        reimbursements   for  the  Underlying  Funds  and  the  AmSouth
the investment  returns of the Fund will        Strategic  Portfolios:   Aggressive  Growth  Portfolio,   total
be net of the expenses of the Underlying        expenses  for  Class I Shares  are  ____%.  Any fee  waiver  or
Funds.   After   combining   the   total        expense  reimbursement  arrangement  is  voluntary  and  may be
operating  expenses  of  the  Fund  with        discontinued at any time.
those  of  the  Underlying   Funds,  the
estimated average weighted expense ratio        Actual expenses will differ depending on the actual  allocation
is as follows:                                  of investments  in the Underlying  Funds in effect from time to time.  The  Underlying  Funds are  described  elsewhere in this
                                                Prospectus.

                                                EXPENSE EXAMPLE
Use  the  example  to the  right  to                                   1        3       5      10
help   you   compare   the  cost  of                                  YEAR     YEARS   YEARS  YEARS
investing  in the Fund with the cost
of investing in other mutual  funds.            CLASS I SHARES        $___     $___   $___   $____
It illustrates  the  amount  of fees
and expenses you would pay, assuming
the following:
   o   $10,000 investment
   o   5% annual return
   o   no changes in the Fund's operating
       expenses
   o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             GROWTH PORTFOLIO

                         RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE     The Fund  seeks to  provide  investors  with long-term capital growth.

PRINCIPAL                The Fund  allocates  its  assets  among the  Underlying  Funds  within  predetermined
INVESTMENT STRATEGIES    strategy ranges, as set forth below. The Advisor makes allocation decisions according to its outlook for the economy,  financial  markets and relative market  valuation of the Underlying Funds. Under normal market conditions,  the Fund invests its assets in the  following  Underlying  Funds  within  the  allocation  ranges  (expressed  as  a percentage of the Fund's total assets) indicated below:

                         UNDERLYING FUND
                                                                             ALLOCATION RANGE
                         Value Fund                                               0%-15%
                         Select Equity Fund                                       0%-15%
                         Enhanced Market Fund                                     0%-20%
                         Large Cap Fund                                           0%-15%
                         Capital Growth Fund                                      0%-15%
                         Mid Cap Fund                                             0%-15%
                         Small Cap Fund                                           0%-15%
                         International Equity Fund                                0%-15%
                         Government Income Fund                                   0%-15%
                         [High Quality] Bond Fund                                 0%-15%
                         Limited Term Bond Fund                                   0%-15%
                         Prime Money Market Fund                                   0%-5%


                         The Fund's  selection  of the  Underlying  Funds in which to  invest,  as well as the percentage of the Fund's assets which can be invested in each  Underlying  Fund,  are not  fundamental  investment  policies  and can be changed  without  the  approval of shareholders.  The investment styles of the Underlying Funds are described  elsewhere in this Prospectus.


PRINCIPAL
INVESTMENT RISKS         Your  investment  in the  Fund  may be  subject  to the following principal risks:

                         The Fund invests in the Underlying  Funds,  so the Fund's  investment  performance is directly  related to the performance of those Underlying  Funds.  Before investing in the Fund,  investors  should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition,  since the Fund must allocate its investments  among the Underlying  Funds, the Fund does not have the same  flexibility  to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.


                         The Fund invests in  Underlying  Funds that invest  primarily  in equity  securities.
                         Stocks  and other  equity  securities  fluctuate  in price,  often  based on  factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                         For more information about these risks, please see "Additional  Investment Strategies and Risks."

                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND                                      GROWTH PORTFOLIO
EXPENSES
The bar chart and table on  this page show how             PERFORMANCE  BAR CHART AND TABLE
the Fund has performed and how its performance          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
has varied  from year  to year.  The bar chart               FOR CLASS I SHARES  (1) (%)
gives  some  indication  of  risk  by  showing
changes in  the Fund's yearly  performance  to                   [BAR GRAPH]
demonstrate   that  the  Fund's  value  varied
at different times. The  table below  compares        2000                        0.75
the Fund's performance over  time  to  that of        2001                       -5.81
the S&P 500 (R). The  Index  is  not available        2002                      -13.55
for  investment and  does  not  reflect  fees,        2003                       21.77
brokerage commissions or other expenses
of  investing.  Of course,  past  performance
(before  and  after  taxes) does not indicate
how the Fund will perform in the future.

                                                     The Fund's total return from 1/1/04 to 9/30/04 was ____%.
                                                     Best quarter:           [6.86%]    [12/31/02]
                                                     Worst quarter:        [-12.68%]     [9/30/02]

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ending
                                                      December 31, 2003)(1)

                                                         1             SINCE INCEPTION
                                                        YEAR              (2/1/99)
                                                        ----              --------
CLASS I SHARES(2)
Return Before Taxes                                    21.77%               1.67%
Return After Taxes on Distributions                    21.47%               0.56%
Return After Taxes on Distributions and
   Sale of Fund Shares                                 14.24%               0.85%
S&P 500 (REGISTERED) INDEX                             28.67%              _____%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 2/1/99 to 3/12/00 of the ISG Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class I Shares were first offered on 2/1/99.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             GROWTH PORTFOLIO

                                                        FEES AND EXPENSES
As     an    investor   in    the   AmSouth
Strategic  Portfolios:  Growth    Portfolio,            SHAREHOLDER TRANSACTION EXPENSES
you will pay the following fees and expenses            (EXPENSES PAID BY YOU DIRECTLY)(1)              SHARES
when  you  buy and  hold shares. Shareholder            Maximum Sales Charge
transaction fees are paid from your account.            (Load) on Purchases                             None
Annual Fund operating expenses are paid  out            Maximum Deferred Sales
of  Fund assets,  and are  reflected in  the            Charge (Load)                                   None
share price.                                            Redemption Fee(2)                               2.00%
                                                        ANNUAL FUND OPERATING EXPENSES                  CLASS I
                                                        (FEES PAID FROM FUND ASSETS)                    SHARES
                                                        Management Fee                                  0.20%
                                                        Distribution and/or Service
                                                        (12b-1) Fee                                     None
                                                        Other Expenses(3)                               -----%
                                                        Total Fund Operating Expenses3                  -----%
                                                        Fee Waiver and/or Expense
                                                        Reimbursement(4)                                -----%
                                                        Net Expenses(4)                                 -----%

                                                        (1) AmSouth Bank or other financial  institutions  may
                                                        charge  their  customer  account  fees  for  automatic
                                                        investment and other cash management services provided
                                                        in connection with investment in the Fund.

                                                        (2) To discourage short-term trading, a redemption fee
                                                        of 2.00%  will be  charged  on sales or  exchanges  of
                                                        Class I  Shares  made  within  30 days of the  date of
                                                        purchase. See "Redemption Fee." A wire transfer fee of
                                                        $7.00  will  be  deducted  from  the  amount  of  your
                                                        redemption if you request a wire transfer.

                                                        (3)  Other  expenses  are being  limited  to 0.35% for
                                                        Class I Shares.  Total  expenses after fee waivers and
                                                        expense  reimbursements for Class I Shares are _____%.
                                                        Any fee waiver or expense reimbursement arrangement is
                                                        voluntary and may be discontinued at any time.

                                                        (4)  The  above   amounts   reflect  a  reduction   in
                                                        shareholder  servicing  fees  required  by NASD rules,
                                                        which limit total  shareholder  servicing fees paid by
                                                        the Fund to 0.25%.  Class I Shares  pay a  shareholder
                                                        servicing fee in the amount of 0.15%. As reduced,  the
                                                        shareholder  servicing  fees paid by Class I Shares of
                                                        the  Fund  are  0.10%.  The  Class  I  Shares  of  the
                                                        Underlying  Funds in  which  the  Fund  invests  pay a
                                                        shareholder  servicing  fee in the  amount  of  0.15%.
                                                        Hence,  the aggregate  shareholder  servicing fee paid
                                                        directly and  indirectly by Class I Shares of the Fund
                                                        is 0.25%.

                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             GROWTH PORTFOLIO
In addition to  the expenses shown above, if you                AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO
buy  and  hold shares  of  the AmSouth Strategic
Portfolios: Growth Portfolio you will indirectly                CLASS I SHARES*                        ______%
bear  your pro  rata share  of fees and expenses
incurred  by the  Underlying Funds  in which the
Fund  invests, so  that  the investment  returns                *Certain  expenses for each of the Underlying
of the  Fund will be  net of the expenses of the                Funds are limited by the Advisor. Taking into
Underlying  Funds.  After  combining  the  total                account   the   fee   waivers   and   expense
operating  expenses of  the Fund  with  those of                reimbursements for  the Underlying  Funds and
the  Underlying  Funds,  the  estimated  average                the  AmSouth  Strategic   Portfolios:  Growth
weighted expense ratio is as follows:                           Portfolio, total expenses for Class I  Shares
                                                                are   1.58%.  Any   fee  waiver   or  expense
                                                                reimbursement  arrangement  is  voluntary and
                                                                may be discontinued at any time.

                                                                Actual  expenses will differ  depending on the
                                                                actual   allocation  of   investments  in  the
                                                                Underlying  Funds in effect from time to time.
                                                                The Underlying  Funds are described  elsewhere
                                                                in this Prospectus.

                                                                EXPENSE EXAMPLE
                                                                               1       3        5       10
Use the example to  the right to help                                        YEAR    YEARS    YEARS   YEARS
you compare the  cost of investing in                           CLASS I
the  Fund with  the cost of investing                           SHARES      $____    $____   $____   $____
in other mutual funds. It illustrates
the amount of fees and expenses you
would pay, assuming the following:

   o  $10,000 investment
   o  5% annual return
   o  no changes in the Fund's
      operating expenses
   o  redemption at the end of each
      period

Because actual returns and operating
expenses will be different, this example is for comparison only.

                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  GROWTH AND INCOME PORTFOLIO

                                  RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE              The fund seeks to provide  investors with long-term  capital growth and a moderate level of current income.

PRINCIPAL                         The Fund  allocates  its   assets  among   the  Underlying  Funds  within
INVESTMENT STRATEGIES             predetermined strategy  ranges,  as set forth below.  The Advisor  makes allocation  decisions according to its outlook for the economy,  financial markets and relative  market valuation of the Underlying Funds.


                                  Under normal market conditions, the Fund invests its assets in the following Underlying  Funds  within  the allocation ranges (expressed as a percentage  of the Fund's total assets) indicated below:

                                  UNDERLYING FUND                         ALLOCATION
                                                                          RANGE

                                  Value Fund                              0%-15%

                                  Select Equity Fund                      0%-10%

                                  Enhanced Market Fund                    0%-15%

                                  Large Cap Fund                          0%-10%

                                  Capital Growth Fund                     0%-15%

                                  Mid Cap Fund                            0%-10%

                                  Small Cap Fund                          0%-10%

                                  International Equity Fund               0%-10%

                                  Government Income Fund                  0%-20%

                                  [High Quality]                          0%-20%

                                  Limited Term Bond Fund                  0%-20%

                                  Prime Money Market Fund                 0%-5%

                                  The Fund's selection of the Underlying Funds in which to invest,  as well as the  percentage  of the  Fund's  asset  which  can be  invested  in are  not fundamental  investment  policies and can be changed without the approval of shareholders.  The investment  styles of the Underlying  Funds are described this Prospectus.

                                  For more information about the the Fund,  please see "Additional  Investment
                                  Strategies and Risks" or consul the SAI.


PRINCIPLE                         The   Fund  invests  in  the  Underlying  Funds, so  the  Fund's  investment
INVESTMENT RISKS                  performance  is  directly  related to the  performance  of those  Underlying
                                  Funds.  Before  investing  in the Fund,  investors  should  assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments  made by such Underlying  Funds. In addition,  since the Fund must allocate its investments  among the Underlying Funds, the Fund does not have  the  same  flexibility  to  invest  as  a  mutual  fund  without  such constraints.  As a result,  you could lose money by  investing  in the Fund, particularly  if  there is a  sudden  decline  in the  share  prices  of the
                                  Underlying Funds' holdings.


                                  The Fund  invests  in  Underlying  Funds  that  invest  primarily  in equity securities.  Stocks and other equity  securities  fluctuate in price,  often based on factors  unrelated to the issuers' value,  such fluctuations can be pronounced.


                                                      51

                                  The Fund also invests in  Underlying  Funds that invest  primarily in fixed-
                                  income  securities,  which are  subject to  interest  rate and credit  risk.
                                  Interest  rate risk is the  potential  for a decline  in bond  prices due to rising interest rates.  Credit risk is the possibility  that the issuer of a fixed-income  security  will fail to make  timely  payments  of  interest or principal, or that the security will have its credit rating downgraded.

                                  For more information  about these risks,  please see "Additional  Investment
                                  Strategies and Risks."


                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  GROWTH AND INCOME PORTFOLIO
The bar  chart  and  table on this  page  show how the
Fund has performed and how its  performance has varied                   PERFORMANCE BAR CHART AND TABLE
from  year  to  year.   The  bar  chart   gives   some              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
indication  of risk by  showing  changes in the Fund's                      FOR CLASS I SHARES(1) (%)
yearly  performance  to  demonstrate  that the  Fund's
value  varied at  different  times.  The  table  below     [BAR GRAPH]
compares the Fund's  performance  over time to that of     2000                                     4.28
the  S&P  500  (R) and  the  Merrill  Lynch  Government/   2001                                    -2.15
Corporate  Master  Index,  an  unmanaged   broad-based     2002                                    -8.57
index representative of the total return of government     2003                                    17.36
and  corporate   bonds.  Neither  Index  is  available
for investment  and the performance of each Index does     The Fund's total return from 1/1/04 to 9/30/04 was _____%.
does  not  reflect  fees,  brokerage  commissions  or
other   expenses   of  investing.  Of  course,   past      Best quarter:        [5.69%]  [12/31/02]
performance   (before   and   after  taxes) does  not      Worst quarter:      [-8.89%]   [9/30/02]
indicate how the Fund will perform in the future.

                                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                                             (for the periods ending
                                                                               December 31, 2003)(1)


                                                                                1                        SINCE INCEPTION
                                                                               YEAR                         (1/27/99)
CLASS I SHARES(2)
Return Before Taxes                                                           17.36%                         3.56%
Return After Taxes on Distributions                                           16.84%                         2.34%
Return After Taxes on Distributions and
    Sale of Fund Shares                                                       11.34%                         2.41%
S&P 500 (R)INDEX                                                              28.67%                        _____%
MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX                                4.54%                        _____%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance  from 1/27/99 to 3/12/00 of the ISG Growth & Income  Portfolio,
which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios:  Growth and Income  Portfolio.  The predecessor fund was managed using  substantially  the same investment  objective, policies and methodologies as the Fund. Class I Shares were first offered on 2/8/99.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax  returns are calculated using the  highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares"
may be higher than the other return  figures for the same period.  A higher  after-tax  return  results when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax  deduction  that  benefits  the shareholder.  Please note that actual  after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns  shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                  GROWTH AND INCOME PORTFOLIO

                                                            FEES AND EXPENSES
As an  investor in the  AmSouth  Strategic  Portfolios:
Growth   and  Income   Portfolio,   you  will pay  the      SHAREHOLDER TRANSACTION EXPENSES
following  fees  and  expenses  when  you buy and  hold     (EXPENSES PAID BY YOU DIRECTLY)(1)         SHARES
shares.  Shareholder  transaction  fees are  paid from      Maximum Sales Charge
your account.  Annual Fund operating  expenses are paid     (Load) on Purchases                        None
out of Fund  assets,  and are  reflected  in the share      Maximum Deferred Sales
price.                                                      Charge (Load)                              None
                                                            Redemption Fee(2)                          2.00%

                                                            ANNUAL FUND OPERATING EXPENSES             CLASS I
                                                            (FEES PAID FROM FUND ASSETS)               SHARES
                                                            Management Fee                             0.20%
                                                            Distribution and/or Service
                                                            (12b-1) Fee                                None
                                                            Other Expenses(3)                          -----%
                                                              Total Fund Operating Expenses3           -----%
                                                            Fee Waiver and/or Expense
                                                            Reimbursement(4)                           -----%
                                                            Net Expenses(4)                            -----%

                                                            (1) AmSouth Bank or other  financial  institutions
                                                            may  charge  their   customer   account  fees  for
                                                            automatic  investment  and other  cash  management
                                                            services provided in connection with investment in
                                                            the Fund.

                                                            (2) To discourage short-term trading, a redemption
                                                            fee of 2.00% will be charged on sales or exchanges
                                                            of Class I Shares  made within 30 days of the date
                                                            of purchase. See "Redemption Fee." A wire transfer
                                                            fee of $7.00 will be  deducted  from the amount of
                                                            your redemption if you request a wire transfer.

                                                            (3) Other  expenses are being limited to 0.37% for
                                                            Class I Shares.  Total  expenses after fee waivers
                                                            and expense  reimbursements for Class I Shares are
                                                            _____%.  Any fee waiver or  expense  reimbursement
                                                            arrangement  is voluntary and may be  discontinued
                                                            at any time.

                                                            (4) The  above  amounts  reflect  a  reduction  in
                                                            shareholder servicing fees required by NASD rules,
                                                            which limit total shareholder  servicing fees paid
                                                            by  the  Fund  to  0.25%.  Class  I  Shares  pay a
                                                            shareholder  servicing fee in the amount of 0.15%.
                                                            As reduced, the shareholder servicing fees paid by
                                                            Class I Shares of the Fund are 0.10%.  The Class I
                                                            Shares of the  Underlying  Funds in which the Fund
                                                            invests  pay a  shareholder  servicing  fee in the
                                                            amount of 0.15%. Hence, the aggregate  shareholder
                                                            servicing  fee paid  directly  and  indirectly  by
                                                            Class I Shares of the Fund is 0.25%.

                                                                                 AMSOUTH STRATEGIC PORTFOLIOS:
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                   GROWTH AND INCOME PORTFOLIO


                                                                AMSOUTH STRATEGIC PORTFOLIOS: GROWTH AND INCOME
In addition to the  expenses  shown  above,  if you buy         PORTFOLIO
and hold shares of the AmSouth  Strategic  Portfolios:
Growth and Income Portfolio you will  indirectly  bear          CLASS I SHARES*                 _____%
your  pro rata  share of  fees and  expenses  incurred
by the Underlying  Funds in which the Fund invests, so          *Certain  expenses for  each of  the Underlying
that the investment returns of the Fund will be net of          Funds limited  by  the Advisor.  Taking the fee
the expenses of  the Underlying Funds. After combining          into account waivers and expense reimbursements
the total operating expenses of the Fund with those of          for  the  Underlying  Funds  and  the   AmSouth
the Underlying  Funds, the estimated  average weighted          Strategic   Portfolios:   Growth   and   Income
expense ratio is as follows:                                    Portfolio,  total expenses  for Class  I Shares
                                                                are   1.56%.   Any   fee   waiver  or   expense
                                                                reimbursement  arrangement is voluntary and may
                                                                be discontinued at any time.

                                                                Actual  expenses  will differ  depending on the
                                                                actual   allocation   of   investments  in  the
                                                                Underlying  Fund  in effect  from time to time.
                                                                The Underlying  Funds  are described  elsewhere
                                                                in this Prospectus.

Use the example  to the right to help you  compare the
cost   of  investing in  the Fund  with  the  cost  of          EXPENSE EXAMPLE
investing in  other  mutual funds. It illustrates  the
amount of fees and  expenses  you would pay,  assuming                                  1         3         5       10
the following:                                                                        YEAR      YEARS     YEARS    YEARS
                                                                CLASS I SHARES
    o   $10,000 investment                                                            $___      $___      $___     $___

    o   5% annual return

    o   no changes in the Fund's  operating expenses

    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                         AMSOUTH STRATEGIC  PORTFOLIOS:
RISK/RETURN AND EXPENSES                                                    MODERATE GROWTH & INCOME PORTFOLIO

                               SUMMARY
INVESTMENT OBJECTIVE           The Fund seeks to provide investors with current income and a moderate level of capital growth.

                               The Fund allocates its assets among the Underlying  Funds within  predetermined strategy ranges,  as set forth below.  The Advisor makes  allocation  decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

PRINCIPAL                      Under normal  market  conditions,  the Fund invests its assets in the following
INVESTMENT STRATEGIES          Underlying Funds within the allocation ranges (expressed as a percentage of the
                               Fund's total assets) indicated below:

                               UNDERLYING FUND                              ALLOCATION RANGE

                               Value Fund                                   0%-15%
                               Select Equity Fund                           0%-10%
                               Enhanced Market Fund                         0%-15%
                               Large Cap Fund                               0%-10%
                               Capital Growth Fund                          0%-15%
                               Mid Cap Fund                                 0%-10%
                               Small Cap Fund                               0%-10%
                               International Equity Fund                    0%-10%
                               Government Income Fund                       0%-25%
                               [High Quality] Bond Fund                     0%-25%
                               Limited Term Bond Fund                       0%-25%
                               Prime Money Market Fund                      0%-5%

                               The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying  Fund, are not fundamental investment policies and can be changed without the approval of  shareholders.  The investment  styles of the Underlying Funds are described elsewhere in this Prospectus.

                               Your investment in the Fund may be subject to the following principal risks:
PRINCIPAL
INVESTMENT RISKS               The Fund invests in the Underlying Funds, so the Fund's investment  performance is  directly  related to the  performance  of those  Underlying  Funds.  Before investing in the Fund,  investors  should assess the risks  associated with the
                               Underlying Funds in which the Fund invests and the types of investments made by
                               such  Underlying  Funds.  In  addition,   since  the  Fund  must  allocate  its
                               investments  among  the  Underlying  Funds,  the  Fund  does  not have the same flexibility to invest as a mutual fund without such  constraints.  As a result, you could  lose  money by  investing  in the Fund,  particularly  if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                               The Fund  invests in  Underlying  Funds that invest  primarily  in fixed income securities,  which are subject to interest rate and credit risk.  Interest rate risk is the  potential  for a decline  in bond  prices  due to rising  interest rates.  Credit  risk is the  possibility  that  the  issuer  of a fixed  income security will fail to make timely  payments of interest or  principal,  or that the security will have its credit rating downgraded.

                               The Fund also  invests in  Underlying  Funds that  invest  primarily  in equity securities.  Stocks and other equity securities fluctuate in price, often based on factors  unrelated  to the  issuers'  value,  and such  fluctuations  can be pronounced.

                                                      56

                               For more  information  about these  risks,  please see  "Additional  Investment
                               Strategies and Risks."

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                          AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                                    MODERATE GROWTH & INCOME PORTFOLIO

The bar chart and table on this page show  how the
Fund has  performed and  how its  performance  has                       PERFORMANCE BAR CHART AND TABLE
varied from year to year. The bar chart gives some             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS
indication  of risk  by  showing  changes  in the                               I SHARES (1) (%)
Fund's yearly performance to demonstrate that  the
Fund's value varied at different times.  The table           [BAR GRAPH]
below compares the  Fund's  performance over  time  2000                        5.93
to that of the S&P 500 (R) and the  Merrill  Lynch  2001                        1.26
Government/ Corporate Master  Index,  an unmanaged  2002                       -6.05
broad-based   index representative  of  the  total  2003                       14.02
return   of   government   and  corporate   bonds.
Neither Index  is  available  for  investment  and  The Fund's total return from 1/1/04 to 9/30/04 was _____%.
the  performance  of each  Index does  not reflect
fees,  brokerage commissions  or other expenses of  Best quarter:  [5.62%]      [12/31/02]
investing.  Of course,  past  performance  (before  Worst         [-6.88%]       [9/30/02]
and after  taxes) does not  indicate how  the Fund   quarter:
will perform in the future.

                                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                                              (for the period ending
                                                                                December 31, 2003)

                                                                                YEAR                        (1/28/99)
CLASS I SHARES(2)
Return Before Taxes                                                            14.02%                         3.64%
Return After Taxes on Distributions                                            13.36%                         2.30%
Return After Taxes on Distributions and
    Sale of Fund Shares                                                         9.15%                         2.37%
S&P 500 (R) INDEX                                                              28.67%                         ____%
MERRILL LYNCH GOVERNMENT/CORPORATE MASTER INDEX                                 4.54%                         ____%

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call
1-800-451-8382.

                                                      58


(2) The quoted returns reflect the  performance from 1/28/99 to 3/12/00 of the ISG  Moderate  Growth & Income
Portfolio,  which was an  open-end  investment  company  and the  predecessor  fund to the  AmSouth  Strategic
Portfolios:  Moderate Growth & Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. The performance of the predecessor fund has been restated to reflect  the fees and  expenses  associated  with the Fund.  Class I Shares were first  offered on
2/10/99.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax  returns are calculated using the  highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction  that benefits the shareholder.  Please note that actual  after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns  shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                          AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                                    MODERATE GROWTH & INCOME PORTFOLIO


                                                        FEES AND EXPENSES
As an investor in the AmSouth Strategic Portfolios:     SHAREHOLDER  TRANSACTION  EXPENSES
Moderate Growth and Income Portfolio, you will pay      (EXPENSES PAID BY YOU DIRECTLY)(1)         SHARES
the following fees and expenses when you buy and        Maximum Sales Charge
hold shares. Shareholder  transaction  fees are paid    (Load) on Purchases                        None
from your  account. Annual Fund operating expenses      Maximum Deferred Sales
are paid out of Fund assets, and are reflected in       Charge (Load)                              None
the share price.                                        Redemption Fee(2)                          2.00%
                                                        ANNUAL FUND OPERATING EXPENSES             CLASS I
                                                        (FEES PAID FROM FUND ASSETS)               SHARES
                                                        Management Fee                             0.20%
                                                        Distribution and/or Service
                                                        (12b-1) Fee                                None
                                                        Other Expenses(3)                          -----%
                                                          Total Fund Operating Expenses(3)         -----%
                                                        Fee Waiver and/or Expense
                                                        Reimbursement(4)                           -----%
                                                        Net Expenses(4)                            -----%

                                                        (1) AmSouth Bank or other financial  institutions  may
                                                        charge  their  customer  account  fees  for  automatic
                                                        investment and other cash management services provided
                                                        in connection with investment in the Fund.

                                                        (2) To discourage short-term trading, a redemption fee
                                                        of 2.00%  will be  charged  on sales or  exchanges  of
                                                        Class I  Shares  made  within  30 days of the  date of
                                                        purchase. See "Redemption Fee." A wire transfer fee of
                                                        $7.00  will  be  deducted  from  the  amount  of  your
                                                        redemption if you request a wire transfer.

                                                        (3)  Other  expenses  are being  limited  to 0.39% for
                                                        Class I Shares.  Total  expenses after fee waivers and
                                                        expense  reimbursements  for Class I Shares are ____%.
                                                        Any fee waiver or expense reimbursement arrangement is
                                                        voluntary and may be discontinued at any time.

                                                        (4)  The  above   amounts   reflect  a  reduction   in
                                                        shareholder  servicing  fees  required  by NASD rules,
                                                        which limit total  shareholder  servicing fees paid by
                                                        the Fund to 0.25%.  Class I Shares  pay a  shareholder
                                                        servicing fee in the amount of 0.15%. As reduced,  the
                                                        shareholder  servicing  fees paid by Class I Shares of
                                                        the  Fund  are  0.10%.  The  Class  I  Shares  of  the
                                                        Underlying  Funds in  which  the  Fund  invests  pay a
                                                        shareholder  servicing  fee in the  amount  of  0.15%.
                                                        Hence,  the aggregate  shareholder  servicing fee paid
                                                        directly and  indirectly by Class I Shares of the Fund
                                                        is 0.25%.

DESCRIPTION OF THE FUNDS--OBJECTIVES,                                            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                                    MODERATE GROWTH & INCOME PORTFOLIO

                                                                 AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH
In  addition to  the expenses  shown above,  if you buy          AND INCOME PORTFOLIO
and  hold shares of  the AmSouth  Strategic Portfolios:
Moderate   Growth   and   Income  Portfolio  you   will
indirectly  bear  your  pro   rata  share of  fees  and          CLASS I SHARES*                         ____%
expenses  incurred  by  the  Underlying  Funds in which
the Fund  invests,  so  that the  investment returns of          *Certain expenses for each  of the Underlying
the Fund will be net of  the expenses of the Underlying          Funds are limited by the Advisor.
Funds. After combining  the total operating expenses of
the  Fund  with  those  of the  Underlying  Funds,  the          Taking  into   account  the  fee  waivers and
estimated average weighted expense ratio is as follows:          expense  reimbursements  for  the  Underlying
                                                                 Funds and  the AmSouth  Strategic Portfolios:
Use the example to the  right  to help you  compare the          Moderate Growth and  Income Portfolio,  total
cost  of  investing  in  the  Fund  with  the  cost  of          expenses for  Class I Shares  are 1.55%.  Any
investing in  other mutual funds.  It  illustrates  the          fee   waiver    or   expense    reimbursement
amount of fees and expenses you would pay, assuming the          arrangement   is    voluntary  and   may   be
following:                                                       discontinued at any time.

o        $10,000 investment                                      Actual expenses will differ  depending on the
o        5% annual return                                        actual  allocation   of  investments  in  the
o        no changes in the Fund's operating expenses             Underlying Funds in effect from time to time.
o        redemption at the end of each period                    The Underlying  Funds are described elsewhere
                                                                 in this Prospectus.

Because actual returns and operating expenses will be            EXPENSE  EXAMPLE
different, this example is forcomparison only.
                                                                                       1       3       5
                                                                                     YEAR    YEARS   YEARS

                                                                 CLASS I SHARES      $___    $___    $___

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                      OVERVIEW

                                                                                      BOND FUNDS
TAXABLE FUNDS                            [High Quality] Bond  Fund, Government Income  Fund and  Limited  Term
                                         Bond Fund seek current  income  and invest  primarily in fixed income securities,  such as  U.S. government  securities or corporate, bank, and commercial obligations.


                                         Consider investing in these Funds if you are:
WHO MAY WANT TO INVEST
                                              o  looking to add a monthly income component to your portfolio

                                              o  willing to accept the risks of price and dividend fluctuations

                                         These Funds may not be appropriate if you are:

                                              o  investing emergency reserves

                                              o  uncomfortable with an investment that will fluctuate in value


TAX-FREE FUNDS                           Municipal Bond Fund, Florida Tax-Exempt Fund and Tennessee Tax-Exempt
                                         Fund each seeks  tax-exempt  income and invest primarily in municipal securities  that are exempt from federal  income tax and, in the case of the Florida  Tax-Exempt Fund,  Florida  intangible tax and, in the case of the Tennessee Tax Exempt Fund, Tennessee personal income tax.


WHO MAY WANT TO INVEST
                                         Consider investing in these Funds if you are:

                                              o  looking  to  reduce federal  income or Florida  intangible or
                                                 Tennessee personal income taxes

                                              o  seeking monthly federal tax-exempt dividends

                                              o  willing to accept the risks of price and dividend fluctuations

                                         These Funds may not be appropriate if you are:

                                              o  investing through a tax-exempt retirement plan

                                              o  uncomfortable with an investment that will fluctuate in value


                                                                                            AMSOUTH GOVERNMENT
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                   INCOME FUND
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE             The Fund seeks current income consistent with the preservation of capital.


PRINCIPAL                        The Fund invests  primarily in  securities  issued or  guaranteed by the U.S.
INVESTMENT STRATEGIES            government,  its  agencies   or  instrumentalities.  These  investments   are
                                 principally  mortgage-related  securities, U.S. Treasury obligations and U.S.
                                 government agency obligations.  The Fund invests in securities issued by: (i)
                                 GNMA,  which  are  supported  by the  full  faith  and  credit  of  the  U.S.
                                 government; (ii) FNMA, FHLMC, the Student Loan Marketing Association ("SLMA")
                                 and the Federal Home Loan Banks  ("FHLBs"),  which are supported by the right of the issuer to borrow from the U.S. Treasury; (iii) the Federal Farm Credit
                                 Banks  ("FFCBs")  and the  Tennessee  Valley  Authority  ("TVA"),  which  are supported  only by the  credit of the  issuer;  and (iv) the  Private  Export
                                 Funding  Corporation  ("PEFCO") which may be guaranteed by the  Export-Import
                                 Bank of the U.S. ("Exim Bank"), an agency of the U.S.


                                 In managing the Fund's  portfolio,  the Advisor uses a "top down"  investment management approach focusing on a security's maturity.  The Advisor sets, and continually  adjusts,  a target for the interest rate sensitivity of the Fund based upon  expectations  about  interest  rates.  The Advisor  then  selects individual  securities whose maturities fit this target and which the Advisor believes are the best relative values.

                                 The Fund may also  invest in certain  other debt  securities  in  addition to those  described  above.  For a more  complete  description  of  the  various securities in which the Fund may invest,  please see  "Additional  Investment
                                 Strategies and Risks" or consult the SAI.

                                 Your investment in the Fund may be subject to the following principal risks:

PRINCIPLE                        INTEREST RATE RISK: The possibility that the value of the Fund's  investments
INVESTMENT RISKS                 will  decline due to an increase in  interest  rates.  Interest  rate risk is generally high for longer-term bonds and low for shorter-term bonds.


                                 CREDIT RISK: The  possibility  that an issuer cannot make timely interest and principal  payments  on its  debt  securities,  such as  bonds.  The  lower a security's rating, the greater its credit risk.

                                 Certain  securities  issued by  agencies  and  instrumentalities  of the U.S.
                                 government  in which the Fund may  invest  are  backed by the full  faith and credit of the U.S.  government,  but others are not insured or  guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency,  instrumentality or corporation, or by the U.S. in some other way.


                                 PREPAYMENT RISK: If a significant  number of mortgages  underlying a mortgage backed  security are  refinanced,  the security may be  ``prepaid.''  In this case,  investors  receive their  principal  back and are typically  forced to reinvest it in securities  that pay lower  interest  rates.  Rapid changes in prepayment rates can cause bond prices and yields to be volatile.


                                 INCOME RISK:  The  possibility  that the Fund's  income will decline due to a decrease in interest  rates.  Income risk is generally high for  shorter-term bonds and low for longer-term bonds.

                                 If the Fund invests in  securities  with  additional  risks,  its share price volatility accordingly could be greater and its performance lower.


                                                      63

                                 For more  information  about these risks,  please see "Additional  Investment
                                 Strategies and Risks."


                                                                                            AMSOUTH GOVERNMENT
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                   INCOME FUND
The  bar  chart  and  table   show  how  the  Fund  has                   PERFORMANCE BAR CHART AND TABLE
performed and how its  performance has varied from year             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
to year.  The bar chart gives some  indication  of risk                       CLASS I SHARES (1),(2) (%)
by showing changes in the Fund's yearly  performance to   [BAR GRAPH]
demonstrate  that the Fund's  value varied at different
times. The table below compares the Fund's  performance   1994                                        -0.39
over  time to that of the  Lehman  Mortgage  Index,  an   1995                                        14.32
unmanaged   index  generally   representative   of  the   1996                                         4.05
mortgage  bond  market  as a  whole.  The  Index is not   1997                                         9.39
available  for  investment  and does not reflect  fees,   1998                                         7.26
brokerage  commissions  or other expenses of investing.   1999                                         0.74
Of course,  past  performance does not indicate how the   2000                                        10.83
Fund will perform in the future.                          2001                                         7.18
                                                          2002                                         8.86
                                                          2003                                         1.61

                                                          The Fund's total return from 1/1/04 to 9/30/04 was _____%.

                                                          Best quarter:          4.59%           9/30/01
                                                          Worst quarter:        -1.43%           3/31/94

                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                                         (for the periods ending
                                                                       December 31, 2003)(1)

                                                              1                         5                         10
                                                             YEAR                     YEARS                     YEARS
CLASS I SHARES2
Return Before Taxes                                         1.61%                     5.77%                     6.29%
Return After Taxes on Distributions                         0.13%                     3.63%                     3.87%
Return After Taxes on Distributions and
    Sale of Fund Shares                                     1.06%                     3.61%                     3.85%
LEHMAN MORTGAGE INDEX                                       3.07%                     6.55%                     6.89%

(1) Both charts assume reinvestment of dividends and other distributions.  For current performance  information including the Fund's 30-day yield, call 1-800-451-8382.

Performance  for the  Class I  Shares,  which  were  first  offered  on  9/2/97,  is based on the  historical performance of the Fund's Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax  returns are calculated using the  highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the  figure  representing  "Return After Taxes on  Distributions  and Sale of Fund
Shares" may be higher than the  other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction  that benefits the shareholder.  Please note that actual  after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns  shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                            AMSOUTH GOVERNMENT
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                   INCOME FUND

                                                   FEES AND EXPENSES
As an investor in the  Government  Income  Fund,   SHAREHOLDER TRANSACTION EXPENSES
you will  pay the  following  fees and  expenses   (EXPENSES PAID BY YOU DIRECTLY)(1)                 SHARES
when  you  buy  and  hold  shares.   Shareholder   Maximum Sales Charge
transaction  fees are paid  from  your  account.   (Load) on Purchases                                 None
Annual Fund  operating  expenses are paid out of   Maximum Deferred Sales
Fund  assets,  and are  reflected  in the  share   Charge (Load)                                       None
price.                                             Redemption Fee(2)                                   2.00%

                                                   ANNUAL FUND OPERATING EXPENSES                     CLASS I
                                                   (FEES PAID FROM FUND ASSETS)                        SHARES
                                                   Management Fee                                      0.50%
                                                   Distribution and/or Service
                                                   (12b-1) Fee                                         None
                                                   Other Expenses(3)                                   ____%
                                                   Total Fund Operating Expenses(3)                    ____%

                                                   (1)  AmSouth  Bank or  other  financial  institutions  may
                                                   charge  their   customer   account   fees  for   automatic
                                                   investment and other cash management  services provided in connection with investment in the Fund.

                                                   (2) To discourage  short-term trading, a redemption fee of
                                                   2.00%  will be charged  on sales or  exchanges  of Class I
                                                   Shares  made within 30 days of the date of  purchase.  See
                                                   "Redemption  Fee." A wire  transfer  fee of $7.00  will be deducted from the amount of your redemption if you request a wire transfer.

                                                   (3) Other  expenses are being limited to 0.21% for Class I
                                                   Shares.  Total  expenses  after fee  waivers  and  expense reimbursements  for  Class I  Shares  are  ____%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be discontinued at any time.

Use the example to the right to help you compare
the cost of  investing in the Fund with the cost
of   investing  in  other   mutual   funds.   It   EXPENSE EXAMPLE
illustrates  the amount of fees and expenses you
would pay, assuming the following:                                       1       3       5       10
                                                                       YEAR    YEARS   YEARS   YEARS
  o      $10,000 investment
                                                   CLASS I SHARES      $___    $___    $___    $___
  o      5% annual return

  o      no changes in the Fund's operating
             expenses

  o      redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                                          AMSOUTH LIMITED TERM
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                     BOND FUND

                                                     RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE                                 The  Fund  seeks  current   income  consistent  with  the
                                                     preservation of capital.

PRINCIPAL                                            The Fund  invests  primarily in  short-term  fixed-income
INVESTMENT STRATEGIES                                securities  with   maturities  of  five  years  or  less,
                                                     principally   corporate  bonds  and  securities issued or
                                                     guaranteed  by  the  U.S.  government,  its  agencies  or
                                                     instrumentalities.  The Fund invests in securities issued
                                                     by GNMA, which are supported by the full faith and credit
                                                     of the U.S.  government,  and securities  issued by FNMA,
                                                     FHLMC and FHLBs,  which are supported by the right of the
                                                     issuer to borrow  from the U.S.  Treasury.  The Fund also
                                                     invests  in debt  securities  only if they are high grade
                                                     (rated at the time of purchase in one of the four highest
                                                     rating categories by a nationally recognized  statistical
                                                     rating organization (an "NRSRO"),  or are determined by
                                                     the Advisor to be of comparable quality).

                                                     In managing  the Fund's  portfolio,  the  Advisor  uses a
                                                     "top down" investment  management approach  focusing on a
                                                     security's  maturity.  The Advisor sets, and  continually
                                                     adjusts,  a target for the interest rate  sensitivity  of
                                                     the Fund based upon expectations about interest rates and
                                                     other   economic   factors.   The  Advisor  then  selects
                                                     individual  securities  whose  maturities fit this target
                                                     and  which the  Advisor  believes  are the best  relative
                                                     values.

                                                     The Fund may also invest in certain other debt securities
                                                     in addition to those described above. For a more complete
                                                     description  of the various  securities in which the Fund
                                                     may invest, please see "Additional  Investment Strategies
                                                     and Risks" or consult the SAI.

PRINCIPAL                                            Your  investment  in  the  Fund  may  be  subject  to the
INVESTMENT RISKS:                                    following principal risks:

                                                     INCOME RISK: The possibility  that the Fund's income will
                                                     decline due to a decrease in interest rates.  Income risk
                                                     is  generally  high for  shorter-term  bonds  and low for
                                                     longer-term bonds.

                                                     INTEREST RATE RISK: The possibility that the value of the
                                                     Fund's  investments  will  decline  due to an increase in
                                                     interest rates.  Interest rate risk is generally high for
                                                     longer-term bonds and low for shorter-term bonds.

                                                     CREDIT RISK: The  possibility  that an issuer cannot make
                                                     timely  interest  and  principal  payments  on  its  debt
                                                     securities such as bonds. The lower a security's  rating,
                                                     the greater its credit risk.

                                                     Certain     securities    issued    by    agencies    and
                                                     instrumentalities  of the U.S.  government  in which  the
                                                     Fund may  invest  are backed by the full faith and credit
                                                     of the U.S.  government,  but others  are not  insured or
                                                     guaranteed  by the U.S.  government  and may be supported
                                                     only by the  issuer's  right  to  borrow  from  the  U.S.
                                                     Treasury,   by  the   credit  of  the   issuing   agency,
                                                     instrumentality  or  corporation,  or by the U.S. in some
                                                     other way.


                                                     If the Fund invests in securities with additional  risks,
                                                     its share price volatility  accordingly  could be greater
                                                     and its performance lower.

                                                     For  more  information  about  these  risks,  please  see
                                                     "Additional Investment Strategies and Risks."

                                                                                          AMSOUTH LIMITED TERM
 DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                    BOND FUND
The bar chart and table show how the Fund has performed and how
its  performance  has  varied  from  year to year.  The bar chart                      PERFORMANCE BAR CHART AND TABLE
gives some  indication  of risk by showing  changes in the Fund's               YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
yearly  performance to  demonstrate  that the Fund's value varied                         CLASS I SHARES (1),(2) (%)
at  different   times.   The  table  below  compares  the  Fund's
performance   over  time  to  that  of  Merrill  Lynch  1-5  Year    [BAR GRAPH]
Government/Corporate    Bond   Index,    an    unmanaged    index
representative  of the total return of short-term  government and    1993                              7.16
corporate  bonds.  The Index is not available for  investment and    1994                             -1.80
does not reflect fees,  brokerage  commissions  or other expenses    1995                             12.72
of  investing.  Of course,  past  performance  (before  and after    1996                              3.69
taxes) does not indicate how the Fund will perform in the future.    1997                              6.84
                                                                     1998                              7.26
                                                                     1999                              1.46
                                                                     2000                              8.35
                                                                     2001                              8.06
                                                                     2002                              6.73
                                                                     2003                              2.24

                                                                     The Fund's total return from 1/1/04 to 9/30/04 was ____%.

                                                                     Best quarter:        4.02%      6/30/95
                                                                     Worst quarter:      -1.41%      3/31/94

                                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                                                   (for the periods ending
                                                                                     December 31, 2003)(1)

                                                                        1                   5              10
                                                                      YEAR                YEARS          YEARS
CLASSISHARES(2)
Return Before Taxes                                                   2.24%               5.33%          5.48%
Return After Taxes on Distributions                                   0.99%               3.29%          3.30%
Return After Taxes on Distributions and
Sale of Fund Shares                                                   1.45%               3.27%          3.29%
MERRILLLYNCH 1-5 YEAR GOVERNMENT/CORPORATE BOND INDEX                 3.30%               6.21%          6.25%

(1) Both charts assume reinvestment of dividends and other  distributions.  For current performance  information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance  for the  Class I Shares,  which  were  first  offered  on  9/2/97,  is based on the  historical performance of the Fund's Class A Shares (without sales charge) prior to that date.

                                                      68

The table shows the impact of taxes on the Fund's returns.  The Fund's after-tax  returns are calculated using the  highest  individual  federal  marginal  income tax rates and do not reflect the impact of state and local taxes.  In certain  cases,  the figure  representing  "Return  After Taxes on  Distributions  and Sale of Fund
Shares" may be  higher than the other return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction  that benefits the shareholder.  Please note that actual  after-tax  returns depend on an investor's tax situation and may differ from those shown.  Also note that  after-tax  returns  shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                          AMSOUTH LIMITED TERM
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                     BOND FUND

                                                                       FEES AND EXPENSES
As an investor in the Limited Term Bond Fund,
you will  pay the following fees and expenses           SHAREHOLDER TRANSACTION EXPENSES                CLASS I
when  you  buy and  hold  shares. Shareholder           (EXPENSES PAID BY YOU DIRECTLY)(1)              SHARES
transaction  fees are paid from your account.           Maximum Sales
Annual  Fund operating  expenses are paid out           Charge(Load) on Purchases                       None
of  Fund  assets, and  are reflected  in  the           Maximum Deferred Sales Charge
share price.                                            (Load)                                          None
                                                        Redemption Fee(2)                               2.00%

                                                        ANNUAL FUND OPERATING EXPENSES                  CLASS I
                                                        (FEES PAID FROM FUND ASSETS)                    SHARES
                                                        Management Fee                                  0.50%
                                                        Distribution and/or Service
                                                        (12b-1) Fee                                     None
                                                        Other Expenses(3)                               ____%
                                                         Total Fund Operating Expenses(3)               ____%

                                                        (1) AmSouth Bank or other financial  institutions  may
                                                        charge  their  customer  account  fees  for  automatic
                                                        investment and other cash management services provided
                                                        in connection with investment in the Fund.

                                                        (2) To discourage short-term trading, a redemption fee
                                                        of 2.00%  will be  charged  on sales or  exchanges  of
                                                        Class I  Shares  made  within  30 days of the  date of
                                                        purchase. See "Redemption Fee." A wire transfer fee of
                                                        $7.00  will  be  deducted  from  the  amount  of  your
                                                        redemption if you request a wire transfer.

                                                        (3)  Other  expenses  are being  limited  to 0.18% for
                                                        Class I Shares.  Total  expenses after fee waivers and
                                                        expense  reimbursements  for Class I Shares are ____%.
                                                        Any fee waiver or expense reimbursement arrangement is
                                                        voluntary and may be discontinued at any time.

Use the example to the right to help you
compare the cost of investing in the Fund
with the cost of investing in other mutual              EXPENSE EXAMPLE
funds. It illustrates the amount of fees
and expenses you would pay, assuming the                                      1       3       5       10
following:                                                                  YEAR    YEARS   YEARS   YEARS

                                                        CLASS I SHARES      $___    $___    $___    $___
o        $10,000 investment

o        5% annual return

o        no changes in the Fund's operating
         expenses

o        redemption at the end of each period

Because actual returns and operating
expenses  will be different,  this example

is for comparison only.


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                            AMSOUTH HIGH QUALITY
                                                                                                     BOND FUND

                                                  RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE                              The  Fund  seeks   current   income   consistent   with  the
                                                  preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES                   The Fund invests  primarily in  high quality bonds and other fixed-income securities. These investments include primarily
                                                  U.S.  corporate  bonds  and  debentures  and  notes or bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities.  The Fund invests in securities issued by
                                                  GNMA,  which are  supported  by the full faith and credit of the U.S.  government,  and securities  issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in debt securities  only if they are high  grade  (rated  at time of purchase in one of the four highest rating  categories by an
                                                  NRSRO,  or are determined by the Advisor to be of comparable quality). In addition,  the Fund also invests in zero-coupon obligations  which  are  securities  which  do  not  provide current  income but represent  ownership of future  interest and principal payments on U.S. Treasury bonds.


                                                  The  Fund  may  purchase  fixed-income   securities  of  any
                                                  maturity  and  there  is no  limit  on  the  Fund's  average maturity.  The  Fund's  fixed  income  strategy  focuses  on managing the Fund's portfolio to produce a total return that will  exceed the  Lehman  Brothers  Government/Credit  Index while  maintaining  a risk  profile  similar  to that of the
                                                  Index.

                                                  The  Advisor's  fixed income  portfolio  management  process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection;
                                                  the  Advisor's  goal is to add  value in each of these  four areas through the active management of the Fund's portfolio.
                                                  Beginning with rigorous  fundamental analysis of the economy and  taking  into  account  characteristics  of the  current business and interest rate cycles,  the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration  accordingly.  Analysis  of the  shape of the yield curve and yield spreads  among bond market  sectors leads to further refinements in strategy.

                                                  Using securities  selected from the U.S.  Treasury,  Federal
                                                  Agency, mortgage backed and investment grade credit sectors, the Fund's  portfolio is constructed  and managed to produce returns that exceed the Fund's  benchmark  index over a full market cycle.

                                                  The Fund may also invest in certain  other debt  securities.
                                                  For a more complete description of the various securities in which the Fund may invest, please see "Additional Investment
                                                  Strategies and Risks" or consult the SAI.

                                                  Your  investment in the Fund may be subject to the following principal risks:

PRINCIPAL INVESTMENT RISKS                        INTEREST RATE RISK:  The  possibility  that the value of the
                                                  Fund's  investments  will  decline  due  to an  increase  in interest  rates.  Interest  rate risk is generally  high for longer-term bonds and low for shorter-term bonds.

                                                  CREDIT  RISK:  The  possibility  that an issuer  cannot make
                                                  timely   interest  and   principal   payments  on  its  debt
                                                  securities,  such as bonds.  The lower a security's  rating, the greater its credit risk.


                                                  Certain securities issued by agencies and  instrumentalities of the U.S.  government  in which  the Fund may  invest  are backed by the full faith and credit of the U.S.  government, but  others  are  not  insured  or  guaranteed  by the  U.S.
                                                  government  and may be supported  only by the issuer's right

                                                                        72

                                                  to  borrow  from the U.S.  Treasury,  by the  credit  of the issuing agency,  instrumentality  or corporation,  or by the
                                                  U.S. in some other way.

                                                  INCOME RISK:  The  possibility  that the Fund's  income will decline due to a decrease in interest rates.  Income risk is
                                                  generally   high  for   shorter-term   bonds   and  low  for
                                                  longer-term bonds.

                                                  If the Fund invests in securities with additional risks, its share price volatility  accordingly could be greater and its performance lower.

                                                  For  more   information   about  these  risks,   please  see
                                                  "Additional Investment Strategies and Risks."


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES                            AMSOUTH HIGH QUALITY
                                                                                                     BOND FUND
The  bar  chart  and  table  show  how the  Fund  has
performed  and how its  performance  has varied  from                      PERFORMANCE BAR CHART AND TABLE
year to year. The bar chart gives some  indication of             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS
risk  by  showing   changes  in  the  Fund's   yearly                              I SHARES(1),(2) (%)
performance  to  demonstrate  that the  Fund's  value   [BAR GRAPH]
varied at different  times.  The table below compares
the  Fund's  performance  over  time  to  that of the   1994                                    -3.23
Lehman  Government/Credit  Bond Index,  an  unmanaged   1995                                    18.41
index   representative   of  the   total   return  of   1996                                     2.56
government  and  corporate  bonds.  The  Index is not   1997                                     9.21
available for  investment  and does not reflect fees,   1998                                     9.40
brokerage    commissions   or   other   expenses   of   1999                                    -2.46
investing.  Of course,  past performance  (before and   2000                                    12.22
after  taxes)  does not  indicate  how the Fund  will   2001                                     7.45
perform in the future.                                  2002                                    10.92
                                                        2003                                     2.79


                                                        The Fund's total return from 1/1/04 to 9/30/04 was ____%.

                                                        Best quarter:            6.53%   6/30/95
                                                        Worst quarter:          -2.39%   3/31/94

                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                                           (for the periods ending
                                                                             December 31, 2003)(1)

                                                                    1                      5                     10
                                                                   YEAR                  YEARS                  YEARS
CLASS I SHARES(2)
Return Before Taxes                                               2.79%                  6.05%                  6.53%
Return After Taxes on Distributions                               1.12%                  3.84%                  4.06%
Return After Taxes on Distributions and  Sale of Fund             1.95%                  3.81%                  4.03%
Shares
LEHMAN BROTHERS GOVERNMENT/ CREDIT BOND INDEX                     4.67%                  6.66%                  6.98%

(1) Both charts assume reinvestment of dividends and other  distributions.  For current performance  information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance  for the  Class I Shares,  which  were  first  offered  on  9/2/97,  is based on the  historical performance of the Fund's Class A Shares (without sales charge) prior to that date.

The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the  figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund  Shares" may be higher than the  other  return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  Please note that actual  after-tax  returns depend on an investor's  tax situation and may differ from those shown.  Also note,  that  after-tax  returns shown are not relevant to investors who hold their Fund shares through  tax-deferred  arrangements,  such as 401(k) plans or individual retirement accounts.


DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                          AMSOUTH HIGH QUALITY
                                                                                                     BOND FUND

                                                                                FEES AND EXPENSES
As an  investor in the  High  Quality   Bond                 SHAREHOLDER TRANSACTION EXPENSES          CLASS I
Fund,  you will pay the  following  fees and                 (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES
expenses  when  you  buy  and  hold  shares.                 Maximum Sales
Shareholder  transaction  fees are paid from                 Charge(Load) on Purchases                 None
your account. Annual Fund operating expenses                 Maximum Deferred Sales Charge
are  paid  out  of  Fund  assets,   and  are                 (Load)                                    None
reflected in the share price.                                Redemption Fee(2)                         2.00%

                                                             ANNUAL FUND OPERATING EXPENSES            CLASS I
                                                             (FEES PAID FROM FUND ASSETS)              SHARES
                                                             Management Fee                            0.50%
                                                             Distribution and/or Service
                                                             (12b-1) Fee                               None
                                                             Other Expenses(3)                         ____%
                                                              Total Fund Operating Expenses(3)         ____%


                                                             (1) AmSouth Bank or other financial  institutions
                                                             may  charge  their  customer   account  fees  for
                                                             automatic  investment  and other cash  management
                                                             services  provided in connection  with investment
                                                             in the Fund.

                                                             (2)   To   discourage   short-term   trading,   a
                                                             redemption  fee of 2.00% will be charged on sales
                                                             or  exchanges  of Class I Shares  made  within 30
                                                             days of the  date of  purchase.  See  "Redemption
                                                             Fee."  A wire  transfer  fee  of  $7.00  will  be
                                                             deducted  from the amount of your  redemption  if
                                                             you request a wire transfer.

                                                             (3) Other expenses are being limited to 0.19% for
                                                             Class I Shares.  Total expenses after fee waivers
                                                             and expense reimbursements for Class I Shares are
                                                             _____%.  Any fee waiver or expense  reimbursement
                                                             arrangement is voluntary and may be  discontinued
                                                             at any time.

Use the example to the right to help you
compare the cost of  investing in the                                                EXPENSE EXAMPLE
Fund with the cost of investing in other
mutual funds. It illustrates the amount                                               1            3            5           10
of fees and expenses you would pay,                                                 YEAR         YEARS        YEARS        YEARS
assuming the following:                                      CLASS I SHARES        $_____       $_____       $_____       $_____

  o  $10,000 investment
  o  5% annual return
  o  no changes in the Fund's operating expenses
  o  redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.


                                                                                AMSOUTH HIGH QUALITY MUNICIPAL
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                     BOND FUND

                                                  RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE                              The Fund seeks to produce as high  a level of current federal tax-exempt income as is consistent with  the preservation  of capital.

PRINCIPAL                                         The  Fund   invests   primarily  in   high quality  municipal
INVESTMENT STRATEGIES                             securities  that  provide  income that is exempt from federal income tax and is not a tax  preference  item for purposes of federal  alternative  minimum tax.  Municipal  securities are debt obligations,  such as bonds and notes, issued by states, territories,  and  possessions of the United States and their
                                                  political  subdivisions,   agencies,  and  instrumentalities.
                                                  Additionally,   the  Fund  concentrates  its  investments  in
                                                  municipal  securities  issued by the State of Alabama and its political  subdivisions.  The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the  four  highest  rating  categories  by an NRSRO or determined by the Advisor to be of comparable quality).

                                                  The Fund may purchase securities of any maturity. In managing
                                                  the  Fund's   portfolio,   the  Advisor  uses  a  "top  down"
                                                  investment  management  approach  focusing  on  a  security's maturity. The Advisor sets, and continually adjusts, a target for the  interest  rate  sensitivity  of the Fund  based upon expectations about interest rates and other economic factors.
                                                  The  Advisor  then  selects   individual   securities   whose
                                                  maturities  fit this target,  have a certain  level of credit quality,  and that the Advisor believes are the best relative values.

                                                  The Fund may  invest in  certain  other  debt  securities  in addition  to  those  described  above.  For a  more  complete description  of the various  securities in which the Fund may invest,  please see  "Additional  Investment  Strategies  and
                                                  Risks" or consult the SAI.

                                                  Your  investment  in the Fund may be subject to the following principal risks:

PRINCIPAL INVESTMENT RISKS
                                                  INTEREST  RATE RISK:  The  possibility  that the value of the
                                                  Fund's  investments  will  decline  due  to  an  increase  in interest  rates.  Interest  rate risk is  generally  high for longer-term bonds and low for shorter-term bonds.

                                                  TAX RISK:  The risk that the  issuer of the  securities  will fail to comply  with  certain  requirements  of the  Internal
                                                  Revenue Code, which would cause adverse tax consequences.

                                                  CREDIT  RISK:  The  possibility  that an issuer  cannot  make
                                                  timely   interest   and   principal   payments  on  its  debt
                                                  securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                                  STATE-SPECIFIC  RISK: By  concentrating  its  investments  in securities issued by Alabama and its municipalities, the Fund will  be  more  vulnerable  to  unfavorable  developments  in
                                                  Alabama than funds that are more geographically  diversified.
                                                  Additionally,  because  of the  relatively  small  number  of issuers of Alabama municipal  securities,  the Fund is likely to invest in a limited number of issuers.

                                                  INCOME  RISK:  The  possibility  that the Fund's  income will decline due to a decrease in interest  rates.  Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                                  LIQUIDITY  RISK:  The risk  that  certain  securities  may be difficult  or  impossible  to sell at the time and the  price that would normally prevail in the market.

                                                  If the Fund invests in securities with additional  risks, its share price volatility  accordingly  could be greater and its performance lower.

                                                  For  more   information   about  these   risks,   please  see
                                                  "Additional Investment Strategies and Risks."


                                                                                AMSOUTH HIGH QUALITY MUNICIPAL
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                     BOND FUND
The bar chart  and  table  show how the Fund                  PERFORMANCE BAR CHART AND TABLE
has  performed and how its  performance  has                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
varied  from  year to  year.  The bar  chart                  FOR CLASS I SHARES(1),(2)
gives  some  indication  of risk by  showing
changes in the Fund's yearly  performance to            [BAR GRAPH]
demonstrate  that the Fund's value varied at
different  times.  The table below  compares            1994                                -2.61
the Fund's  performance over time to that of            1995                                10.36
the Merrill Lynch 1-12 Year  Municipal  Bond            1996                                 3.48
Index,    an   unmanaged   index   generally            1997                                 6.31
representative   of  municipal   bonds  with            1998                                 5.42
intermediate  maturities of no less than one            1999                                -1.57
year  and no more  than  twelve  years.  The            2000                                 9.08
Index is not  available for  investment  and            2001                                 4.65
does not reflect fees, brokerage commissions            2002                                 8.78
or other  expenses of investing.  Of course,            2003                                 3.16
past  performance  does not indicate how the
Fund will perform in the future.                        The Fund's total return from 1/1/04 to 9/30/04 was _____%.

                                                                Best quarter:       3.92%      9/30/02
                                                                Worst quarter:     -3.51%      3/31/94

                                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                                          (for the periods ending
                                                                           December 31, 2003)(1)

                                                             1 YEAR                 5 YEARS             10 YEARS
CLASS I SHARES(2),(3)
Return Before Taxes                                          3.16%                   4.75%               4.63%

Return After Taxes on Distributions                          3.15%                   4.70%                N/A
Return After Taxes on Distributions and
   Sale of Fund Shares                                       3.28%                   4.61%                N/A

MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX                 4.82%                   5.94%               5.85%

(1) Both charts assume reinvestment of dividends and other distributions.  For current performance  information including the Fund's 30-day yield, call 1-800-451-8382.

(2) The Fund commenced  operations on 7/1/97,  through a transfer of assets from certain  collective trust fund
("commingled")  accounts advised by AmSouth Bank, using substantially the same investment  objective,  policies and  methodologies  as the Fund.  The quoted  before-tax  returns of the Fund includes the  performance  of the commingled  accounts for periods dating back to 7/31/93,  and prior to the Fund's  commencement  of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the
Securities and Exchange Commission and, therefore,  were not subject to the investment  restrictions imposed by law on registered  mutual  funds.  If the  commingled  accounts had been  registered,  the  performance  of the commingled accounts may have been adversely  affected.  After-tax returns reflect performance since 7/1/97, and do not include the performance of the commingled accounts prior to that date.

(3)  Performance  for the Class I Shares,  which were  first  offered  on  9/2/97,  is based on the  historical performance of the Fund's Class A Shares,  including the performance of the commingled  accounts (without sales charge)  prior to that date.  The  commingled  accounts were managed using  substantially  the same  investment objective, policies and methodologies as the Fund.

The table shows the impact of taxes on the Fund's returns.  The Fund's  after-tax  returns are calculated using the  highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state and local taxes. In certain cases, the figure representing  "Return After Taxes on Distributions and Sale of Fund Shares"
may be higher than the other  return  figures for the same period.  A higher  after-tax  return  results when a

                                                      77

capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Please note that actual  after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. Also note, that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                      78

                                                                                AMSOUTH HIGH QUALITY MUNICIPAL
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                     BOND FUND

                                                                        FEES AND EXPENSES

As an investor in the High Quality Municipal            SHAREHOLDER TRANSACTION EXPENSES          CLASS I
Bond Fund,   you will pay the following fees            (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES
and expenses when  you buy and hold  shares.            Maximum Sales
Shareholder transaction  fees are  paid from            Charge(Load) on Purchases                 None
your account. Annual Fund operating expenses            Maximum Deferred Sales Charge
are  paid  out  of  Fund  assets,  and   are            (Load)                                    None
reflected  in the share price.                          Redemption Fee(2)                         2.00%

                                                        ANNUAL FUND OPERATING EXPENSES            CLASS I
                                                        (FEES PAID FROM FUND ASSETS)              SHARES

                                                        Management Fee                            0.50%
                                                        Distribution and/or Service
                                                        (12b-1) Fee                               None
                                                        Other Expenses(3)                         ____%
                                                         Total Fund Operating Expenses(3)         ____%


                                                        (1) AmSouth Bank or other  financial  institutions  may
                                                        charge  their  customer   account  fees  for  automatic
                                                        investment and other cash management  services provided
                                                        in connection with investment in the Fund.

                                                        (2) To discourage  short-term trading, a redemption fee
                                                        of 2.00% will be charged on sales or exchanges of Class
                                                        I Shares made  within 30 days of the date of  purchase.
                                                        See "Redemption Fee." A wire transfer fee of $7.00 will
                                                        be deducted  from the amount of your  redemption if you
                                                        request a wire transfer.

                                                        (3) Other expenses are being limited to 0.09% for Class
                                                        I Shares.  Total expenses after fee waivers and expense
                                                        reimbursements  for Class I Shares are  ____%.  Any fee
                                                        waiver  or   expense   reimbursement   arrangement   is
                                                        voluntary and may be discontinued at any time.

Use the table to the right to compare fees
and expenses with those of other Funds. It                                         EXPENSE EXAMPLE
illustrates the amount of fees and expenses
you would pay, assuming the following:                                           1            3            5           10
                                                                               YEAR         YEARS        YEARS        YEARS
   o   $10,000 investment                               CLASS I SHARES         $____        $____        $____        $____
   o   5% annual return
   o   no changes in the Fund's operating expenses
   o   redemption at the end of each period

Because this example is hypothetical and for comparison only, your actual costs will be different.

                                                      79

                                                                                               AMSOUTH FLORIDA
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND

                                        RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE                    The Fund seeks to produce as high a level of current interest income exempt from federal income tax and Florida intangible personal property tax as is  consistent  with  the  preservation  of capital.

PRINCIPAL                               The Fund  invests  primarily  in  municipal  securities  of  the State
INVESTMENT STRATEGIES                   of Florida  and its  political subdivisions that provide income exempt from federal income tax and Florida  intangible  personal property tax.
                                        The Fund invests in Florida municipal  securities only if they are high grade (rated at the time of purchase in one of the four highest  rating categories by an NRSRO or determined by the Advisor to be of comparable quality). The Fund may purchase securities of any maturity.

                                        The Advisor's fixed income portfolio  management process focuses on the four key areas of duration management,  sector weights, position on the yield curve and security selection;  the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio.  Beginning with rigorous fundamental analysis of the economy and taking into  account  characteristics  of the current  business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration  accordingly.  Analysis of the  shape of the  yield  curve and yield  spreads  among  bond  market sectors leads to further refinements in strategy.


                                        The  Fund  is  non-diversified  and,  therefore,  may  concentrate  its investments in a limited number of issuers.

                                        The Fund may invest in certain  other debt  securities  in  addition to those described above.  For a more complete  description of the various securities  in which  the  Fund  may  invest,  please  see  "Additional
                                        Investment Strategies and Risks" or consult the SAI.

PRINCIPAL                               Your investment  in the Fund  may be subject to the following principal
INVESTMENT RISKS                        risks:

                                        INTEREST  RATE  RISK:  The  possibility  that the value of the  Fund's investments  will  decline  due  to an  increase  in  interest  rates.
                                        Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        TAX RISK:  The risk that the  issuer  of the  securities  will fail to comply with certain  requirements of the Internal  Revenue Code, which would  cause  adverse  tax  consequences.

                                        STATE SPECIFIC  RISK: By  concentrating  its  investments in securities issued  by  Florida  and  its  municipalities,  the  Fund  will be more vulnerable to unfavorable  developments  in Florida than funds that are more geographically diversified.

                                        CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                        LIQUIDITY  RISK:  The risk that certain  securities may be difficult or impossible  to sell at the  time  and the  price  that  would  normally prevail in the market.


                                        NON-DIVERSIFIED  RISK:  The  Fund  may  invest  in a  small  number  of companies  which may increase the volatility of the Fund.  Accordingly, the Fund's  portfolio  may be more  sensitive  to changes in the market value of a single company or industry.


                                        INCOME RISK: The possibility that the Fund's income will decline due to a  decrease  in  interest  rates.  Income  risk is  generally  high for shorter-term  bonds and low for longer-term  bonds. If the Fund invests in  securities  with  additional  risks,  its  share  price  volatility accordingly  could  be  greater  and its  performance  lower.  For more

                                                      80

                                        information  about  these  risks,  please  see  "Additional  Investment
                                        Strategies and Risks."

                                                                                               AMSOUTH FLORIDA
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND
The bar chart  and  table  show how the Fund               PERFORMANCE BAR CHART AND TABLE
has  performed and how its  performance  has               YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
varied  from  year to  year.  The bar  chart               FOR CLASS I SHARES(1), (2)
gives  some  indication  of risk by  showing
changes in the Fund's yearly  performance to            [BAR GRAPH]
demonstrate  that the Fund's value varied at
different  times.  The table below  compares            1995                          11.04
the Fund's  performance over time to that of            1996                           3.60
the Merrill Lynch 1-12 Year  Municipal  Bond            1997                           6.69
Index,    an   unmanaged   index   generally            1998                           5.44
representative   of  municipal   bonds  with            1999                          -1.24
intermediate  maturities of no less than one            2000                           8.62
year  and no more  than  twelve  years.  The            2001                           4.62
Index is not  available for  investment  and            2002                           8.58
does not reflect fees, brokerage commissions            2003                           3.20
or other  expenses of investing.  Of course,
past  performance  (before and after  taxes)            The Fund's total return for 1/1/04 to 9/30/04 was _____%.
does not  indicate how the Fund will perform
in the future.

                                                                Best quarter:           4.40%       3/31/95
                                                                Worst quarter:         -1.82%       6/30/99

                                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                                                  (for the periods ending
                                                                                    December 31, 2002)(1)

                                                                          1                       5               SINCE INCEPTION
                                                                         YEAR                   YEARS                (9/30/94)
CLASS I SHARES(2)
Return Before Taxes                                                     3.20%                   4.69%                  5.29%
Return After Taxes on Distributions                                     3.17%                   4.67%                  5.24%
Return After Taxes on Distributions and
   Sale of Fund Shares                                                  3.30%                   4.57%                  5.12%
MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX                            4.82%                   5.94%                  6.56%

(1) Both charts assume reinvestment of dividends and other distributions.  For current performance  information including the Fund's 30-day yield, call 1-800-451-8382.

(2)  Performance  for the Class I Shares,  which were  first  offered  on  9/2/97,  is based on the  historical performance of the Fund's Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns.  The Fund's  after-tax  returns are calculated using the  highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state and local taxes. In certain cases, the figure representing  "Return After Taxes on Distributions and Sale of Fund Shares"
may be higher than the other  return  figures for the same period.  A higher  after-tax  return  results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Please note that actual  after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                               AMSOUTH FLORIDA
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND

                                                                        FEES AND EXPENSES
As an  investor  in the  Florida  Tax-Exempt            SHAREHOLDER TRANSACTION EXPENSES          CLASS I
Fund,  you will pay the  following  fees and            (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES
expenses  when  you  buy  and  hold  shares.            Maximum Sales
Shareholder  transaction  fees are paid from            Charge(Load) on Purchases                 None
your account. Annual Fund operating expenses            Maximum Deferred Sales Charge
are  paid  out  of  Fund  assets,   and  are            (Load)                                    None
reflected in the share price.                           Redemption Fee(2)                         2.00%

                                                        ANNUAL FUND OPERATING EXPENSES            CLASS I
                                                        (FEES PAID FROM FUND ASSETS)              SHARES

                                                        Management Fee                            0.50%
                                                        Distribution and/or Service
                                                        (12b-1) Fee                               None
                                                        Other Expenses(3)                         ____%
                                                         Total Fund Operating Expenses(3)         ____%

                                                        (1) AmSouth Bank or other  financial  institutions  may
                                                        charge  their  customer   account  fees  for  automatic
                                                        investment and other cash management  services provided
                                                        in connection with investment in the Fund.

                                                        (2) To discourage  short-term trading, a redemption fee
                                                        of 2.00% will be charged on sales or exchanges of Class
                                                        I Shares made  within 30 days of the date of  purchase.
                                                        See "Redemption Fee." A wire transfer fee of $7.00 will
                                                        be deducted  from the amount of your  redemption if you
                                                        request a wire transfer.

                                                        (3) Other expenses are being limited to 0.04% for Class
                                                        I Shares.  Total expenses after fee waivers and expense
                                                        reimbursements  for Class I Shares  are  ___%.  Any fee
                                                        waiver  or   expense   reimbursement   arrangement   is
                                                        voluntary and may be discontinued at any time.


Use the  example  to the  right  to help you
compare  the cost of  investing  in the Fund                              EXPENSE EXAMPLE
with the cost of  investing  in other mutual
funds. It illustrates the amount of fees and                        1            3            5           10
expenses   you  would  pay,   assuming   the                      YEAR         YEARS        YEARS        YEARS
following:                                      CLASS I SHARES    $____        $____        $____        $____

   o   $10,000 investment
   o   5% annual return
   o   no changes in the Fund's operating expenses
   o   redemption at the end of each period

Because   actual   returns   and   operating
expenses will be different,  this example is
for comparison only.

                                                                                             AMSOUTH TENNESSEE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND

                                      RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE                  The Fund seeks  to provide  investors with  current  income exempt from federal and Tennessee income taxes without assuming undue risk.

PRINCIPAL                             The Fund normally invests  substantially all of its assets in municipal
INVESTMENT STRATEGIES                 obligations of  the  State  of  Tennessee, its  political  subdivisions, authorities, and corporations  that  provide income  exempt from federal income and Tennessee personal income taxes.


                                      The average  dollar-weighted  credit rating of the municipal obligations held by the Fund will be A-. To further limit the credit risk,  the Fund invests only in investment  grade  municipal  obligations or the unrated equivalent as  determined by the Advisor.  The Fund invests in Tennessee municipal  securities only if they are high-grade  (rated at the time of purchase in one of the four  highest  rating  categories  by an NRSRO or determined  by the  Advisor to be of  comparable  quality.  The  Advisor evaluates  municipal  obligations  based on  credit  quality,  financial outlook, and yield potential.  Although the Fund concentrates its assets in Tennessee municipal  obligations the Advisor strives to diversify the portfolio  across  sectors and  issuers  within  Tennessee.  The Fund is non-diversified  and,  therefore,  may  concentrate its investments in a limited  number of  issuers.  The Fund may  purchase  securities  of any maturity.


                                      For a more complete  description of the various  securities in which the
                                      Fund may invest, please see "Additional Investment Strategies and Risks"
                                      or consult the SAI.

PRINCIPAL                             Your investment in the Fund may be subject to the following principal
INVESTMENT RISKS                      risks:

                                      INTEREST  RATE  RISK:  The  possibility  that the  value  of the  Fund's investments will decline due to an increase in interest rates.  Interest
                                      rate  risk  is  generally  high  for  longer-term   bonds  and  low  for
                                      shorter-term bonds.

                                      TAX RISK: The risk that the issuer of the securities will fail to comply with certain  requirements  of the Internal  Revenue  Code,  which would cause adverse tax  consequences.

                                      STATE  SPECIFIC  RISK: By  concentrating  its  investments  in securities issued  by  Tennessee  and  its  municipalities,  the  Fund  will be more vulnerable to unfavorable  developments  in Tennessee than funds that are more geographically diversified.

                                      CREDIT RISK: The  possibility  that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                                      LIQUIDITY  RISK:  The risk that  certain  securities  may be difficult or impossible to sell at the time and the price that would normally  prevail in the market.


                                      NON-DIVERSIFIED  RISK: The Fund may invest in a small number of companies which may increase the  volatility of the Fund.  Accordingly,  the Fund's portfolio  may be more  sensitive  to changes  in the  market  value of a single company or industry.

                                      INCOME RISK: The possibility  that the Fund's income will decline due to a  decrease  in  interest  rates.  Income  risk is  generally  high  for shorter-term bonds and low for longer-term bonds.

                                      The  Fund  may  trade  securities  actively  to  achieve  its  principal investment  strategies.  Active  trading of portfolio  securities  could increase the Fund's transaction costs (thereby lowering its performance)
                                      and may increase the amount of taxes that you pay (on  distributions  of net gains realized on those trades).


                                      If the Fund invests in securities with additional risks, its share price volatility  accordingly could be greater and its performance  lower.

                                      For more information about these risks, please see "Additional Investment
                                      Strategies and Risks."

                                                                                             AMSOUTH TENNESSEE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND
The bar chart  and  table  show how the Fund               PERFORMANCE BAR CHART AND TABLE
has  performed and how its  performance  has               YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
varied  from  year to  year.  The bar  chart               FOR CLASS I SHARES(1),(2),(3)
gives  some  indication  of risk by  showing
changes in the Fund's yearly  performance to      [BAR GRAPH]
demonstrate  that the Fund's value varied at
different  times.  The table below  compares      1994                                      -8.57
the Fund's  performance over time to that of      1995                                      13.40
the Merrill Lynch 1-12 year  Municipal  Bond      1996                                       1.39
Index,    an   unmanaged   index   generally      1997                                       7.16
representative   of  municipal   bonds  with      1998                                       4.51
intermediate  maturities of no less than one      1999                                      -2.83
year  and no more  than  twelve  years.  The      2000                                       8.82
Index is not  available for  investment  and      2001                                       3.45
does not reflect fees, brokerage commissions      2002                                       8.63
or other  expenses of investing.  Of course,      2003                                       2.78
past  performance  does not indicate how the
Fund will perform in the future.
                                                  The Fund's total return for 1/1/04 to 9/30/04 was _____%.

                                                     Best quarter:          [5.91%]     [3/31/95]
                                                     Worst quarter:        [-8.12%]     [6/31/94]

                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                (for the periods ending
                                                                 December 31, 2003)(1)

                                                            1                      5                      10
                                                           YEAR                  YEARS                   YEARS
CLASS I SHARES(2),(3)
Return Before Taxes                                       2.78%                  4.08%                   3.70%
Return After Taxes on Distributions                       2.71%                  4.06%                    N/A
Return After Taxes on Distributions and
   Sale of Fund Shares                                    2.91%                  3.98%                    N/A
MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND INDEX              4.82%                  5.94%                   5.85%

(1) Both charts assume reinvestment of dividends and other distributions.  For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 3/28/94 to 3/12/00 of the ISG Tennessee Tax-Exempt Fund, an
open-end  investment  company that was the predecessor fund to the AmSouth  Tennessee  Tax-Exempt Fund. The ISG
Tennessee  Tax-Exempt  Fund,  commenced  operations  on  3/28/94,  through a transfer  of assets  from  certain collective trust fund ("commingled")  accounts managed by First American National Bank, using substantially the same investment  objective,  policies and methodologies as the Fund. The quoted before-tax  returns of the Fund includes the  performance of the predecessor  fund and commingled  accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations,  restated to reflect the expenses associated with the Fund.
The commingled accounts were not registered with the Securities and Exchange  Commission and,  therefore,  were not subject to the  investment  restrictions  imposed by law on  registered  mutual  funds.  If the  commingled accounts had been  registered,  the  performance of the commingled  accounts may have been adversely  affected.
After-tax  returns  reflect  performance  since 4/1/96,  and do not include the  performance  of the commingled accounts prior to that date.

(3)  Performance  for the Class I Shares,  which were  first  offered on  10/3/97,  is based on the  historical performance  of the Fund's Class A Shares,  including the  performance of the  predecessor  fund and commingled accounts  (without sales charge) prior to that date. The predecessor fund and commingled  accounts were managed using substantially the same investment objective, policies and methodologies as the Fund.

                                                      85

The table shows the impact of taxes on the Fund's returns.  The Fund's  after-tax  returns are calculated using the  highest  individual  federal  marginal  income tax rates and do not  reflect the impact of state and local taxes. In certain cases, the figure representing  "Return After Taxes on Distributions and Sale of Fund Shares"
may be higher than the other  return  figures for the same period.  A higher  after-tax  return  results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Please note that actual  after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown.  Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                             AMSOUTH TENNESSEE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                               TAX-EXEMPT FUND

                                                                FEES AND EXPENSES
As an investor in the  Tennessee  Tax-Exempt
Fund,  you will pay the  following  fees and            SHAREHOLDER TRANSACTION EXPENSES          CLASS I
expenses  when  you  buy  and  hold  shares.            (EXPENSES PAID BY YOU DIRECTLY)(1)        SHARES
Shareholder  transaction  fees are paid from            Maximum Sales
your account. Annual Fund operating expenses            Charge(Load) on Purchases                 None
are  paid  out  of  Fund  assets,   and  are            Maximum Deferred Sales Charge
reflected in the share price.                           (Load)                                    None
                                                        Redemption Fee(2)                         2.00%

                                                        ANNUAL FUND OPERATING EXPENSES            CLASS I
                                                        (FEES PAID FROM FUND ASSETS)              SHARES

                                                        Management Fee                            0.50%
                                                        Distribution and/or Service
                                                        (12b-1) Fee                               None
                                                        Other Expenses(3)                         ____%
                                                         Total Fund Operating Expenses(3)         ____%

                                                        (1) AmSouth Bank or other  financial  institutions  may
                                                        charge  their  customer   account  fees  for  automatic
                                                        investment and other cash management  services provided
                                                        in connection with investment in the Fund.

                                                        (2) To discourage  short-term trading, a redemption fee
                                                        of 2.00% will be charged on sales or exchanges of Class
                                                        I Shares made  within 30 days of the date of  purchase.
                                                        See "Redemption Fee." A wire transfer fee of $7.00 will
                                                        be deducted  from the amount of your  redemption if you
                                                        request a wire transfer.

                                                        (3) Other expenses are being limited to 0.27% for Class
                                                        I Shares.  Total expenses after fee waivers and expense
                                                        reimbursements  for Class I Shares are  ____%.  Any fee
                                                        waiver  or   expense   reimbursement   arrangement   is
                                                        voluntary and may be discontinued at any time.


Use the  example  to the  right  to help you
compare  the cost of  investing  in the Fund                                     EXPENSE EXAMPLE
with the cost of  investing  in other mutual
funds. It illustrates the amount of fees and                                 1          3          5        10
expenses   you  would  pay,   assuming   the                               YEAR       YEARS      YEARS     YEARS
following:                                              CLASS I SHARES     $____      $____      $____     $____

   o    $10,000 investment
   o    5% annual return
   o    no changes in the Fund's operating expenses
   o    redemption at the end of each period

Because   actual   returns   and   operating
expenses will be different,  this example is
for comparison only.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                                      OVERVIEW

                                                                               MONEY MARKET FUNDS
                                         These Funds seek  current  income with  liquidity  and  stability  of principal by investing  primarily in short-term debt securities.  The
                                         Funds seek to maintain a stable price of $1.00 per share.
WHO MAY WANT TO INVEST                   Consider investing in these Funds if you are:
                                            o   seeking preservation of capital
                                            o   investing short-term reserves
                                            o   willing to accept lower potential  returns in exchange for a higher degree of safety
                                            o   in the case of the  Tax-Exempt  Money Market Fund, seeking federal tax-exempt income
                                         These Funds may not be appropriate if you are:
                                            o   seeking high total return
                                            o   pursuing a long-term goal or investing for retirement

                                                                                                 AMSOUTH PRIME
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             MONEY MARKET FUND

                                  RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE              The Fund seeks current income with liquidity and stability of principal.

PRINCIPAL                         The Fund invests only in U.S. dollar-denominated,  "high-quality" short-term
INVESTMENT STRATEGIES             debt securities, including the following:


                                  o      Obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities

                                  o      Certificates  of deposit,  time deposits,  bankers'  acceptances  and other  short-term  securities  issued by domestic or foreign banks or their subsidiaries or branches

                                  o      Domestic and foreign commercial paper and other short-term  corporate debt obligations,  including those with floating or variable rates of interest

                                  o      Obligations  issued or guaranteed by one or more foreign  governments or their  agencies or  instrumentalities,  including  obligations  of supranational entities

                                  o      Asset-backed securities

                                  o      Repurchase  agreements  collateralized  by the  types  of  securities listed above


                                  The Fund  invests in  securities  issued by: (i) FNMA,  FHLMC,  SLMA and the
                                  FHLBs,  which are  supported  by the right of the issuer to borrow  from the
                                  U.S.  Treasury;  and (ii)  FFCBs and TVA,  which are  supported  only by the credit of the issuer. The Fund also invests in  mortgage-related  securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four  highest  rating  categories  by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

                                  "High-quality"  debt securities are those obligations  which, at the time of purchase, (i) possess the highest short-term rating from at least two NRSROs
                                  (for example,  commercial paper rated ``A-1'' by S&P, and ``P-1'' by Moody's
                                  Investors  Service,  Inc.  (``Moody's''))  or one NRSRO if only rated by one
                                  NRSRO or (ii) if unrated,  are determined by the Advisor to be of comparable
                                  Quality.


                                  When  selecting  securities  for the Fund's  portfolio,  the  Advisor  first considers safety of principal and the quality of an investment.  The Advisor then  focuses on  generating a high level of income.  The Advisor  generally evaluates  investments  based on interest rate  sensitivity  selecting those securities whose maturities fit the Fund's interest rate sensitivity  target and which the Advisor believes to be the best relative values.

                                  The Fund will maintain an average weighted  portfolio maturity of 90 days or less and will limit the  maturity of each  security in its  portfolio to 397 days or less.

                                  For a more  complete  description  of the  securities  in which the Fund may invest,  please see "Additional  Investment Strategies and Risks" or consult the SAI.

                                                                                                 AMSOUTH PRIME
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             MONEY MARKET FUND
PRINCIPAL                         Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                                  INTEREST RATE RISK: The possibility that the value of the Fund's investments will  decline due to an increase in interest  rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                  CREDIT RISK: The possibility  that an issuer cannot make timely interest and principal  payments  on its debt  securities,  such as  bonds.  The  lower a security's rating, the greater its credit risk.


                                  Certain  securities  issued by agencies  and  instrumentalities  of the U.S.
                                  government  in which the Fund may  invest  are  backed by the full faith and credit of the U.S.  government,  but others are not insured or guaranteed by the U.S.  government  and may be  supported  only by the  issuer's  right to borrow  from the U.S.  Treasury,  or by the  credit of the  issuing  agency, instrumentality or corporation, or by the U.S. in some other way.


                                  For more information  about these risks,  please see "Additional  Investment
                                  Strategies and Risks."

                                  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK,
                                  ITS  AFFILIATES,  OR ANY BANK,  AND IT IS NOT INSURED OR  GUARANTEED  BY THE
                                  FEDERAL  DEPOSIT  INSURANCE  CORPORATION  OR ANY  OTHER  GOVERNMENT  AGENCY.
                                  ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR  INVESTMENT  AT $1 PER
                                  SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                                                 AMSOUTH PRIME
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             MONEY MARKET FUND
The bar chart and table show how the              PERFORMANCE BAR CHART AND TABLE
Fund  has  performed  and  how   its              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
performance has  varied from year to              FOR CLASS I SHARES(1)
year.  The  bar  chart  gives   some
indication   of   risk   by  showing               [BAR GRAPH]
changes   in   the   Fund's   yearly
performance to demonstrate  that the     1994                         3.72
Fund's  value  varied  at  different     1995                         5.50
times.  The  table  below  shows the     1996                         4.92
Fund's  performance  over  time.  Of     1997                         5.09
course,  past  performance does  not     1998                         4.98
indicate  how  the Fund will perform     1999                         4.60
in the future.                           2000                         5.85
                                         2001                         3.61
                                         2002                         1.13
                                         2003                         0.54

                                         The Fund's total return for 1/1/04 to 9/30/04 was ____%.

                                         Best quarter:          [1.52%]    [12/31/00]
                                         Worst quarter:         [0.23%]    [12/31/02]

                                                            AVERAGE ANNUAL TOTAL RETURNS
                                                           (for the periods ending
                                                           December 31, 2003)(1)

                                           1                      5                  10
                                          YEAR                  YEARS               YEARS
CLASS I SHARES                           0.54%                  3.12%               3.98%

1 Both charts assume reinvestment of dividends.

As of December 31, 2003, the Fund's 7-day yield for Class I Shares was 0.____%. Without fee waivers and expense reimbursements,  the Fund's  yield would have been ____% for Class I Shares for this time  period.  For current yield  information on the Fund, call  1-800-451-8382.  The Fund's yield appears in THE WALL STREET JOURNAL each
Thursday this it is published.

                                                      91

                                                                                                 AMSOUTH PRIME
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             MONEY MARKET FUND
As  an  investor in  the Prime Money                                                FEES AND EXPENSES
Market  Fund,  you  will  pay   the
following fees and expenses when you     SHAREHOLDER TRANSACTION EXPENSES                               CLASS I
buy  and  hold  shares.  Shareholder     (EXPENSES PAID BY YOU DIRECTLY)(1)                                SHARES
transaction  fees are paid from your     Maximum Sales Charge
account.   Annual   Fund   operating     (Load) on Purchases                                               None
expenses   are   paid  out  of  Fund     Maximum Deferred Sales
assets,  and  are  reflected  in the     Charge (Load)                                                     None
share price.                             Redemption Fee(2)                                                0.00%

                                         ANNUAL FUND OPERATING EXPENSES                                 CLASS I
                                         (FEES PAID FROM FUND ASSETS)                                    SHARES
                                         Management Fee                                                   0.40%
                                         Distribution and/or Service
                                         (12b-1) Fee                                                       None
                                         Other Expenses(3)                                                ____%
                                           Total Fund Operating Expenses(3)                               ____%

                                         (1) AmSouth  Bank or other  financial  institutions  may charge  their
                                         customer  account  fees  for  automatic   investment  and  other  cash
                                         management  services  provided in  connection  with  investment in the
                                         Fund.

                                         (2) A wire  transfer fee of $7.00 will be deducted  from the amount of your redemption if you request a wire transfer.

                                         (3)  Other  expenses  are being  limited  to 0.25% for Class I Shares.
                                         Total expenses after fee waivers and expense  reimbursements for Class
                                         I  Shares  are  ____%.   Any  fee  waiver  or  expense   reimbursement
                                         arrangement is voluntary and may be discontinued at any time.

Use the example to the right to help                                                     EXPENSE EXAMPLE
you compare the cost of investing in
the Fund with the cost  of investing                                  1            3            5           10
in    other    mutual   funds.    It                                YEAR         YEARS        YEARS        YEARS
illustrates the amount of fees and       CLASS I SHARES             $____        $____        $____        $____
expenses you would pay, assuming the
following:
     o   $10,000 investment
     o   5% annual return
     o   no  changes  in  the Fund's
         operating expenses
     o   redemption  at  the  end of
         each period

Because actual returns and operating
expenses  will  be  different,  this
example is for comparison only.

                                                      92

                                                                                      AMSOUTH TREASURY RESERVE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                             MONEY MARKET FUND
                                  RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE              The Fund seeks to provide investors with as high a level of current income as is  consistent  with the  preservation  of  capital  and the  maintenance  of liquidity.

PRINCIPAL                         The  Fund  invests  primarily  in U.S.  Treasury  securities  and  repurchase
INVESTMENT STRATEGIES             agreements in respect thereof. The Fund may invest up to 20% of its assets in other  securities  guaranteed  as to payment of principal and interest by the
                                  U.S.  government and repurchase  agreements in respect thereof.

                                  The interest income from the Fund's  investment in direct  obligations of the
                                  United States is exempt from state and local, but not federal,  income taxes.
                                  Dividends  attributable to income from  repurchase  agreements are subject to
                                  federal,   state  and  local  income   taxes.

                                  The  Fund  invests  based  on  considerations  of  safety  of  principal  and liquidity, which means that the Fund may not necessarily invest in securities paying  the  highest  available  yield at a  particular  time.  The Fund will attempt to  increase  its yield by trading to take  advantage  of  short-term market  variations.  The Advisor  generally  evaluates  investments  based on interest rate sensitivity.


                                  The Fund will maintain an average weighted  portfolio  maturity of 90 days or less and will limit the  maturity of each  security in its  portfolio  to 397 days or less.


                                  For a more  complete  description  of the  securities  in which  the Fund may invest,  please see "Additional  Investment  Strategies and Risks" or consult the SAI.

PRINCIPAL                         INTEREST RATE RISK:  Although  the  Fund  seeks to preserve the value of your
INVESTMENT RISKS                  investment  at $1.00 per share,  it is possible to lose money by investing in the Fund. The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments.

                                  A security  backed by the U.S.  Treasury  or the full faith and credit of the
                                  United  States  is  guaranteed  only as to timely  payment  of  interest  and principal when held to maturity.  Neither the market value of such securities nor the Fund's share price is guaranteed.

                                  For more  information  about these risks,  please see "Additional  Investment
                                  Strategies and Risks."

                                  AN  INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK,
                                  ITS  AFFILIATES,  OR ANY BANK,  AND IT IS NOT  INSURED OR  GUARANTEED  BY THE
                                  FEDERAL  DEPOSIT  INSURANCE  CORPORATION  OR  ANY  OTHER  GOVERNMENT  AGENCY.
                                  ALTHOUGH  THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR  INVESTMENT  AT $1 PER
                                  SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


                                                      93

                                                                                       AMSOUTH TREASURY RESERVE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              MONEY MARKET FUND
The bar chart and table show how the              PERFORMANCE BAR CHART AND TABLE
Fund  has   performed  and  how  its              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
performance  has varied from year to              FOR CLASS I SHARES(1),(2)
year.   The  bar  chart  gives  some
indication   of  risk   by   showing     [BAR GRAPH]
changes   in   the   Fund's   yearly
performances to demonstrate that the
Fund's  value  varied  at  different     1994                        4.05
times.  The  table  below  shows the     1995                        5.41
Fund's  performance  over  time.  Of     1996                        4.90
course,  past  performance  does not     1997                        5.05
indicate  how the Fund will  perform     1998                        4.93
in the future.                           1999                        4.39
                                         2000                        5.61
                                         2001                        3.58
                                         2002                        1.11
                                         2003                        0.43

                                         The Fund's total return for 1/1/04 to 9/30/04 was ___%.

                                         Best quarter:          [1.46%]    [12/31/00]
                                         Worst quarter:         [0.00%]    [12/31/93]

                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                     (for the periods ending
                                                                     December 31, 2003)(1)
                                           1                   5                  10
                                          YEAR               YEARS               YEARS

CLASS I SHARES(2)                        0.43%               3.00%               3.93%

(1) Both charts assume reinvestment of dividends.

(2) The Treasury  Money Market Fund commenced  operations on 3/29/94  through a transfer of assets from certain collective trust fund (``commingled'') accounts managed by the Advisor, using substantially the same investment objective,  policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of the commingled accounts for periods prior to the Fund's commencement of operations,  restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange
Commission and were not subject to the investment  restrictions  imposed by law on registered  mutual funds. If the commingled accounts had been registered, their returns may have been adversely affected.

As of December 31, 2003,  the Fund's 7-day yield for Class I Shares was ____%.  Without fee waivers and expense reimbursements,  the Fund's  yield would have been ____% for Class I Shares for this time  period.  For current yield  information on the Fund, call  1-800-852-0045.  The Fund's yield appears in THE WALL STREET JOURNAL each
Thursday that it is published.

                                                                                       AMSOUTH TREASURY RESERVE
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              MONEY MARKET FUND
As  an  investor  in  the   Treasury                                                    FEES AND EXPENSES
Reserve Money Market Fund,  you will
pay the following  fees and expenses     SHAREHOLDER TRANSACTION EXPENSES                    CLASS I
when  you  buy  and   hold   shares.     (EXPENSES PAID BY YOU DIRECTLY)(1)                  SHARES
Shareholder   transaction  fees  are
paid from your account.  Annual Fund     Maximum Sales Charge
operating  expenses  are paid out of     (Load) on Purchases                                 None
Fund  assets,  and are  reflected in
the share price.                         Maximum Deferred Sales
                                         Charge (Load)                                       None

                                         Redemption Fee(2)                                   0.00%

                                         ANNUAL FUND OPERATING EXPENSES                      CLASS I
                                         (FEES PAID FROM FUND ASSETS)                        SHARES

                                         Management Fee                                      0.40%

                                         Distribution and/or Service
                                         (12b-1) Fee                                         None

                                         Other Expenses(3)                                   ____%

                                         Total Fund Operating Expenses(3)                    ____%

                                         (1) AmSouth  Bank or other  financial  institutions  may charge  their
                                         customer  account  fees  for  automatic   investment  and  other  cash
                                         management  services  provided in  connection  with  investment in the
                                         Fund.

                                         (2) A wire  transfer fee of $7.00 will be deducted  from the amount of your redemption if you request a wire transfer.

                                         (3)  Other  expenses  are being  limited  to 0.28% for Class I Shares.
                                         Total expenses after fee waivers and expense  reimbursements for Class
                                         I  Shares  are  ____%.   Any  fee  waiver  or  expense   reimbursement
                                         arrangement is voluntary and may be discontinued at any time.

Use the example to the right to help                                                     EXPENSE EXAMPLE
you compare the cost of investing in
the Fund with the cost of  investing                                  1            3            5           10
in   other    mutual    funds.    It                                YEAR         YEARS        YEARS        YEARS
illustrates  the  amount of fees and     CLASS I SHARES             $____        $____        $____        $____
expenses you would pay, assuming the
following:

     o   $10,000 investment
     o   5% annual return
     o   no  changes  in  the Fund's
         operating expenses
     o   redemption  at  the  end of
         each period

Because actual returns and operating
expenses  will  be  different,  this
example is for comparison only.

                                                                                             AMSOUTH TAX-EXEMPT
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              MONEY MARKET FUND

                                  RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE              The Fund seeks as high a level of current interest income exempt from federal income tax as is  consistent  with the  preservation  of capital and relative stability of principal.

PRINCIPAL INVESTMENT              The Fund invests  primarily in short-term  municipal  securities that provide
STRATEGIES                        income that is exempt  from  federal  income tax and is not a tax  preference item for  purposes of the federal  alternative  minimum tax for  individuals.
                                  Short-term  municipal  securities  are debt  obligations,  such as bonds  and notes, issued by states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities which, generally have remaining maturities of one year or less. Municipal securities purchased by the  Fund may  include  rated  and  unrated  variable  and  floating  rate tax-exempt  notes which may have a stated  maturity in excess of one year but which  will be  subject  to a demand  feature  permitting  the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the  securities  of money market  mutual  funds which invest  primarily in obligations exempt from federal income tax.

                                  When  selecting  securities  for the  Fund's  portfolio,  the  Advisor  first considers  safety of principal and the quality of an investment.  The Advisor then  focuses on  generating a high-level  of income.  The Advisor  generally evaluates  investments  based on interest rate  sensitivity  selecting  those securities whose  maturities fit the Fund's interest rate sensitivity  target and which the Advisor believes to be the best relative values.

                                  The Fund will maintain an average weighted  portfolio  maturity of 90 days or less and will limit the  maturity of each  security in its  portfolio  to 397 days or less.

                                  The Fund may invest in certain other  short-term  debt securities in addition to those  described  above.  For a more complete  description  of the various securities in which the Fund may invest,  please see  "Additional  Investment
                                  Strategies and Risks" or consult the SAI.

PRINCIPAL                         Your investment in the Fund may be subject to the following principal risks:
INVESTMENT RISKS
                                  INTEREST RATE RISK: The  possibility  that the Fund's yield will decrease due to a decrease in interest  rates or that the value of the Fund's  investments will  decline  due  to an  increase  in  interest  rates.

                                  CREDIT RISK: The  possibility  that an issuer cannot make timely interest and principal  payments on its debt securities such as municipal notes. The lower a security's rating, the greater its credit risk.

                                  TAX RISK: The risk that the issuer of the securities will fail to comply with certain  requirements of the Internal Revenue Code, which would cause adverse tax  consequences.

                                  For more  information  about these risks,  please see "Additional  Investment
                                  Strategies and Risks."

                                  AN  INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK,
                                  ITS  AFFILIATES,  OR ANY BANK,  AND IT IS NOT  INSURED OR  GUARANTEED  BY THE
                                  FEDERAL  DEPOSIT  INSURANCE  CORPORATION  OR  ANY  OTHER  GOVERNMENT  AGENCY.
                                  ALTHOUGH  THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR  INVESTMENT  AT $1 PER
                                  SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                      96

                                                                                             AMSOUTH TAX-EXEMPT
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              MONEY MARKET FUND
The bar chart and table on this page              PERFORMANCE BAR CHART AND TABLE
show how the Fund has  performed and              YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
how its  performance has varied from              FOR CLASS I SHARES(1)
year to year.  The bar  chart  gives
some  indication  of risk by showing         [BAR GRAPH]
changes   in   the   Fund's   yearly
performance to demonstrate  that the
Fund's  value  varied  at  different     1994                         2.33
times.  The  table  below  shows the     1995                         3.44
Fund's  performance  over  time.  Of     1996                         3.03
course,  past  performance  does not     1997                         3.20
indicate  how the Fund will  perform     1998                         2.99
in the future.                           1999                         2.83
                                         2000                         3.49
                                         2001                         2.06
                                         2002                         0.79
                                         2003                         0.42

                                         The Fund's total return for 1/1/04 to 9/30/04 was _____%.

                                         Best quarter:           0.91%       6/30/95
                                         Worst quarter:          0.06%       9/30/032


                                         AVERAGE ANNUAL TOTAL RETURNS
                                         (for the periods ending
                                         December 31, 2003)(1)
                                          1                          5                             10
                                         YEAR                      YEARS                          YEARS

CLASS I SHARES                           0.42%                     1.90%                          2.45%

(1) Both charts assume reinvestment of dividends.

As of December 31, 2003, the Fund's 7-day yield for Class I Shares was 0.53%.  Without fee waivers and expense reimbursements,  the Fund's yield for Class I Shares  would have been _____% for this time period.  For current yield  information on the Fund, call  1-800-451-8382.  The Fund's yield appears in THE WALL STREET JOURNAL each
Thursday that it is published.

                                                                                             AMSOUTH TAX-EXEMPT
DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES                              MONEY MARKET FUND
As an  investor  in  the  Tax-Exempt                         FEES AND EXPENSES
Money Market Fund,  you will pay the
following fees and expenses when you     SHAREHOLDER TRANSACTION EXPENSES              CLASS I
buy  and  hold  shares.  Shareholder     (EXPENSES PAID BY YOU DIRECTLY)(1)            SHARES
transaction  fees are paid from your
account.   Annual   Fund   operating     Maximum Sales Charge                           None
expenses   are   paid  out  of  Fund     (Load) on Purchases
assets,  and  are  reflected  in the     Maximum Deferred Sales                         None
share price.                             Charge (Load)
                                         Redemption Fee(2)                              0.00%

                                         ANNUAL FUND OPERATING EXPENSES                CLASS I
                                         (FEES PAID FROM FUND ASSETS)                  SHARES
                                         Management Fee                                 0.40%
                                         Distribution and/or Service                    None
                                         (12b-1) Fee
                                         Other Expenses(3)                              ____%
                                         Total Fund  Operating  Expenses(3)             ____%

                                         (1) AmSouth Bank or other financial  institutions  may
                                         charge  their  customer  account  fees  for  automatic
                                         investment and other cash management services provided
                                         in connection with investment in the Fund.

                                         (2) A wire transfer fee of $7.00 will be deducted from
                                         the amount of your  redemption  if you  request a wire
                                         transfer.

                                         (3)  Other  expenses  are being  limited  to 0.25% for
                                         Class I Shares.  Total  expenses after fee waivers and
                                         expense  reimbursements  for Class I Shares are ____%.
                                         Any fee waiver or expense reimbursement arrangement is
                                         voluntary and may be discontinued at any time.

Use the example to the right to help                             EXPENSE EXAMPLE
you compare the cost of investing in
the Fund with the cost of  investing                        1     3      5     10
in   other    mutual    funds.    It
illustrates  the  amount of fees and
expenses you would pay, assuming the                      YEAR  YEARS YEARS  YEARS
following:                               CLASS I SHARES   $____ $____  $___   $___

     o   $10,000 investment
     o   5% annual return
     o   no  changes  in  the Fund's
         operating expenses
     o   redemption  at  the  end of
         each period

Because actual returns and operating
expenses  will  be  different,  this
example is for comparison only.

                                                      98

[GRAPHIC OMITTED]  ADDITIONAL INVESTMENT STRATEGIES AND RISKS

EQUITY FUNDS

VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

SELECT EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests primarily in common stocks and [securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P(R) 500(R) The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500(R), corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P and Fitch, or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P and Fitch are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities drawn from the S&P(R) 400. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Companies that no longer meet this definition after purchase continue to be considered to meet the definition for purposes of the 80% policy. The sub-advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000(R) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests its assets primarily in equity securities of non-U.S. companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed-income securities and money market instruments. The Fund will not invest in fixed-income securities rated lower than A by a credit rating agency, such as Moody's, S&P or Fitch, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The value criteria used by the sub-advisor, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria.
Similarly, the sub-advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the sub-advisor's judgment, circumstances warrant their sale.

The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The sub-advisor may exclude the stock of a company that meets applicable market capitalization criteria if the sub-advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the sub-advisor intends to purchase in round lots only. Furthermore, the sub-advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, the sub-advisor will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the sub-advisor's then current market Capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of the Fund's holdings change in

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

EQUITY FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Capital Growth Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. All other Equity Funds and the Bond Funds may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Equity Fund may hold uninvested cash pending investment.

HYBRID FUNDS

BALANCED FUND -- The Fund will normally invest between 45-75% of its assets in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund's debt securities will consist of high-grade securities, which are those securities rated in one of the four highest rating categories by an NRSRO at the time of purchase, or, if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees ("Board") to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the Advisor considers it to be appropriate. The Fund invests in securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government; and (ii) FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in U.S. Treasury obligations.

APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                              BENCHMARK PERCENTAGES
                                                                    MODERATE
                  AGGRESSIVE                      GROWTH AND       GROWTH AND
UNDERLYING FUND     GROWTH           GROWTH         INCOME           INCOME
  ASSET CLASS     PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
  -----------     ---------        ---------      ---------        ---------
Equity Funds         95%              70%            55%                45%
Bond Funds            4%              29%            44%                54%
Money Market          1%              1%             1%                 1%
Funds

These benchmark percentages are not fundamental investment policies and can be changed without the approval of shareholders. Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective.

Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

BOND FUNDS

GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities such as GNMA, which are supported by the full faith and credit of the U.S. government, and FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury, and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

The Fund's investments also include securities issued by (i) SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury;
(ii) FFCBs and the Tennessee Valley Authority, which are supported only by the credit of the issuer; and (iii) Private Export Funding Corporation, which may be guaranteed by the Export Import Bank of the U.S., an agency of the U.S.

The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.


LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put," the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury.

HIGH QUALITY BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities such as GNMA, which are supported by the full faith and credit of the U.S. government, and FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury, and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

The Fund's investments also include securities issued by (i) SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury;
(ii) FFCBs and the Tennessee Valley Authority, which are supported only by the credit of the issuer; and (iii) Private Export Funding Corporation, which may be guaranteed by the Export Import Bank of the U.S., an agency of the U.S.

The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

HIGH QUALITY MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. For purposes of these policies, net assets include net assets plus borrowings.

Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax.

FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any, is not subject to the federal alternative minimum tax, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.

Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Florida.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

TENNESSEE TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Tennessee and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any. For purposes of this policy, net assets include net assets plus borrowings. As a non-fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities that are not subject to the federal alternative minimum tax for individuals.

Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Tennessee.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Tennessee to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Tennessee Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

MONEY MARKET FUNDS

PRIME MONEY MARKET FUND -- As a fundamental policy, the Fund will invest only in U.S. dollar-denominated, "high quality" short-term debt securities. "High quality" debt securities are those obligations, which at the time of purchase,
(1) possess the highest short-term rating from at least two NRSROs, or one NRSRO if only rated by one NRSRO, or (2) if unrated, are determined by the Advisor to be of comparable quality. The Fund's investments include securities issued by:
(i) FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; and (ii) FFCBs and TVA, which are supported only by the credit of the issuer. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury Securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof.

Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells a security to the Fund and agrees to repurchase the security on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates.

TAX-EXEMPT MONEY MARKET FUND -- As a fundamental policy, the Fund will invest under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in Taxable Obligations. For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that re considered by the Advisor to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase,
(i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or
(iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board.


ALL AMSOUTH FUNDS

To manage its daily cash positions, each Fund also may invest in securities issued by investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00, including AmSouth Money Market Funds (pursuant to an SEC exemptive order).


INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. government in some other way.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

INVESTMENT COMPANY RISK. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

NON-DIVERSIFICATION RISK. A Fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"), which would cause adverse tax consequences.

ADDITIONAL SPECIFIC RISKS

In addition to the risks discussed above, the Funds investments may also be subject to the following risks based on the Funds' use of certain investments and investment techniques as indicated for each risk. More information regarding the different investments and investment techniques is available in the Funds' Statement of Additional Information.

LEVERAGE RISK. (call options, futures and related options, put options, repurchase agreements, reverse repurchase agreements, securities lending)

The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

MANAGEMENT RISK. (call options, demand features, futures and related options, put options)

The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

POLITICAL RISK. (American and global depositary receipts, foreign securities, municipal securities)

The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

REGULATORY RISK. (Asset-backed securities, mortgage-backed securities)

The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

[GRAPHIC OMITTED]   FUND MANAGEMENT

THE INVESTMENT ADVISOR

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Funds. As of July 31, 2004, AAMI had over $___ billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2004, AmSouth Bank had $___ billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2004 of $____ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. Investment sub-advisory services are provided to certain Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2004:

                                                      PERCENTAGE OF
                                                  AVERAGE NET ASSETS
                                                    AS OF 07/31/03
                                                ------------------------

Value Fund                                              0.80%
Capital Growth Fund                                     0.80%
Large Cap Fund                                          0.75%
Mid Cap Fund                                            0.61%
Small Cap Fund                                          1.10%
Balanced Fund                                           0.80%
Select Equity Fund                                      0.80%
Enhanced Market Fund                                    0.45%
International Equity Fund                               0.81%
Aggressive Growth Portfolio                             0.10%
Growth Portfolio                                        0.10%
Growth and Income Portfolio                             0.10%
Moderate Growth and Income Portfolio                    0.10%
High Quality Bond Fund                                  0.50%
Limited Term Bond Fund                                  0.50%
Government Income Fund                                  0.50%
High Quality Municipal Bond Fund                        0.40%
Florida Tax-Exempt Fund                                 0.40%
Tennessee Tax-Exempt Fund                               0.50%
Prime Money Market Fund                                 0.35%
Treasury Reserve Money Market Fund                      0.35%
Tax-Exempt Money Market Fund                            0.25%

FUND MANAGEMENT


THE INVESTMENT SUB-ADVISORS

ENHANCED MARKET FUND, SELECT EQUITY FUND AND MID CAP FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with each Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, Illinois 60532.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund and Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of each Fund.

SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies and restrictions.

Sawgrass is 27% owned by AmSouth Bank and 72.5% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, Florida 32250.

The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund

FUND MANAGEMENT


or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.


                                   SAWGRASS SMALL CAP       RUSSELL 2000(R)
        YEAR                           COMPOSITE            GROWTH INDEX(1)
------------------------        -------------------------  --------------------
1988                                   11.73%                  20.37%
1989                                   12.64%                  20.17%
1990                                  -13.35%                 -17.41%
1991                                   56.66%                  51.19%
1992                                   21.94%                   7.77%
1993                                   20.99%                  13.36%
1994                                    0.99%                  -2.43%
1995                                   37.79%                  31.04%
1996                                   11.72%                  11.43%
1997                                   13.49%                  12.86%
Last 5 Years(2)                         ____%                   ____%
Last 10 Years(2)                        ____%                   ____%

(1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

(2) Through December 31, 1997.

PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

FUND MANAGEMENT

                                                           EMERALD SMALL
                                                           CAPITALIZATION     RUSSELL 2000(R)
                                                              FUND(1)         GROWTH INDEX(2)
                                                          ----------------    ---------------
RETAIL SHARES
  (absent imposition of sales charges)
  One Year                                                   12.62%                12.86%
  Three Years                                                18.39%                18.12%
  Since Inception                                            12.41%                12.55%
RETAIL SHARES
  (absent imposition of the Emerald Small
  Capitalization Fund's maximum sales charge)
  One Year                                                    7.55%                12.86%
  Three Years                                                16.58%                18.12%
  Since Inception                                            10.17%                12.55%

                                                           Emerald Small
                                                           CAPITALIZATION     RUSSELL 2000(R)
                                                              FUND(1)         GROWTH INDEX(2)
                                                          ----------------    ---------------

CLASS B SHARES
  (absent imposition of sales charges)
  One Year                                                    8.02%                12.86%
  Since Inception                                            18.26%                13.89%
CLASS B SHARES
  (assuming imposition of the Emerald Small
  Capitalization Fund's maximum contingent deferred
  sales charge)
  One Year                                                    4.99%                12.86%
  Since Inception                                            15.87%                13.89%

(1)  Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

(2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

         HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE

The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

INTERNATIONAL EQUITY FUND -- Dimensional Fund Advisors Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, serves as investment sub-advisor to the International Equity Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $___ billion as of September 30, 2004. Under the Sub-Advisory Agreement, Dimensional manages the Fund, selects investments, and places orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objective, policies and restrictions.

FUND MANAGEMENT


PORTFOLIO MANAGERS

The primary portfolio manager(s) for each Fund is as follows:

VALUE FUND -- Brian B. Sullivan, CFA, has been the portfolio manager for the Value Fund since June 2004. Mr. Sullivan has been an officer of AmSouth Asset Management, Inc. since 1996 and joined AmSouth Bank in 1984. Prior to serving as Director of Fixed Income for AmSouth Bank's Trust Department, Mr. Sullivan managed equity portfolios and held the position of equity research coordinator for AmSouth Bank's Trust Department. Mr. Sullivan received his B.A. in Economics from the University of the South and his M.B.A. in Finance from Tulane University. He is a member and past president of the Alabama Society of Financial Analysts.

SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1997, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association for Investment Management and Research. He has 20 years of investment experience.

SELECT EQUITY FUND, ENHANCED MARKET FUND AND MID CAP FUND -- The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

BALANCED FUND -- The Balanced Fund is co-managed by John P. Boston, CFA, and Brian B. Sullivan, CFA. Mr. Boston has co-managed the Balanced Fund since 1994. Mr. Sullivan has co-managed the Balanced Fund since June 2004. Mr. Sullivan has been an officer of the Advisor since 1996 and joined AmSouth Bank in 1984. Prior to serving as Director of Fixed Income for AmSouth Bank's Trust Department, Mr. Sullivan managed equity portfolios and held the position of equity research coordinator for AmSouth Bank's Trust Department. Mr. Sullivan received his B.A. in Economics from the University of the South and his M.B.A. in Finance from Tulane University. He is a member and past president of the Alabama Society of Financial Analysts. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts.

HIGH QUALITY BOND FUND -- The [High Quality] Bond Fund is managed by John P. Boston, CFA. Mr. Boston has served as the portfolio manager for the High Quality Bond Fund since 1999. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts.

LIMITED TERM BOND FUND -- The Limited Term Bond Fund is co-managed by John P. Boston, CFA, and Scott M. Flurry, CFA. Mr. Boston has been the portfolio manager for the Limited Term Bond Fund since August 1995. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts. Mr. Flurry joined the Advisor in 2003 and has been a portfolio manager for the Limited Term Bond Fund since July 2004. Mr. Flurry joined AmSouth Bank's Asset Management Group in 2003 as a fixed-income portfolio manager. He manages several large institutional accounts for AmSouth Bank including AmSouth Bank's Common Trust Funds and is a member of both the Fixed-Income Strategy Group and the Asset-Allocation Committee. From 1993 to 2003, Mr. Flurry was employed by a major regional bank where he managed both equity and fixed-income portfolios. Mr. Flurry earned his B.S. in Finance from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

FUND MANAGEMENT


HIGH QUALITY MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the High Quality Municipal Bond Fund, Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed-income investments.


INTERNATIONAL EQUITY FUND -- Investment decisions for the Fund have been made by the Investment Committee of Dimensional since [October 2002.] The Investment Committee meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually. Karen Umland, VP and portfolio manager, heads the international group. Portfolio managers on the international team are located in Los Angeles, London and Sydney.

FUND MANAGEMENT


CAPITAL GROWTH FUND -- The Capital Growth Fund is managed by John Mark McKenzie. Mr. McKenzie has been involved in investment management since 1981, with portfolio management expertise in both equity and fixed income securities. He co-managed the Government Income Fund from 1999 to 2002 and managed it from 2003 to 2004. Mr. McKenzie was named fund manager of the Capital Growth Fund in 2004. He has been associated with the Trust Investment Department of AmSouth Bank, and banks acquired by AmSouth Bank, since 1984 and joined AmSouth Asset Management Inc. in 2003. Mr. McKenzie holds a bachelor's degree in banking and finance from the University of Mississippi, and earned his law degree from the University of Mississippi School of Law. He is a member of the Nashville Society of Financial Analysts and the Mississippi State Bar Association.

LARGE CAP FUND -- The Large Cap Fund is managed by Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

GOVERNMENT INCOME FUND -- The Government Income Fund is co-managed by John P. Boston, CFA and Michael T. Lytle, CFA. Mr. Boston and Mr. Lytle were each named co-manager of the Fund in 2004. Mr. Boston managed the Government Income Fund from 1993 to 1998 and co-managed the Fund from 1999 to 2002. He also manages the [High Quality] Bond Fund and the Limited Term Bond Fund and co-manages the
Balanced Fund. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts. Mr. Lytle joined AmSouth Bank's Asset Management Group in 1999 and AmSouth Asset Management Inc. in 2003. He is a fixed-income portfolio manager for AmSouth Asset Management Inc., specializing in taxable fixed-income securities. Mr. Lytle earned his bachelor's degree from Berry College and is a Chartered Financial Analyst. He serves as membership chairman of the Alabama Society of Financial Analysts.

STRATEGIC PORTFOLIOS AND MONEY MARKET FUNDS -- Investment decisions for each Strategic Portfolio and Money Market Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

THE DISTRIBUTOR AND ADMINISTRATOR

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares (the "Distributor"). BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

                       SHAREHOLDER INFORMATION

[GRAPHIC OMITTED]

CHOOSING A SHARE CLASS

AmSouth Funds offer different classes of Fund Shares which have different expenses and other characteristics. Only one class of Fund shares, Class I Shares is offered in this prospectus. To choose the one best suited to your needs and goals, consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. The following are some of the main characteristics of the Class I Shares.

CLASS I SHARES

o No sales charges.
o No Distribution and service (12b-1) fees.
o Available only to the following investors:
     o investors for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with its Trust Department;
     o investors who purchase Shares of a Fund through a 401(a) plan or a 501(a) plan which by its terms permits purchases of Shares;
     o orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies;
     o investors who purchase through financial institutions approved by the Distributor; and
     o investors who provide an AmSouth Fund with its initial seed capital. All other investors are eligible to purchase Class A Shares or Class B Shares of the AmSouth Funds only.
o Shareholder servicing fee of up to 0.15% of average daily net assets.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE.

The Funds also offer Class A Shares and Class B Shares, each of which has its own expense structure. Class A Shares and Class B Shares are available to investors who are not fiduciary clients of Amsouth Bank or who are not otherwise eligible for Class I Shares. Call the Distributor for more information (see back cover).

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
                                                              MONEY MARKET FUNDS
HOW NAV IS CALCULATED

The  price  of a  Fund's  shares  is  based on the            The per share  NAV for each Fund is  determined
Fund's per share net asset value ("NAV").  The NAV            and its shares  are priced  twice a day on each
is  calculated  by adding  the total  value of the            day the  Federal  Reserve  Bank of New  York is
Fund's  investments and other assets,  subtracting            open.  The NAV for the Prime Money  Market Fund
its  liabilities  and then dividing that figure by            and the Treasury  Reserve  Money Market Fund is
the number of outstanding shares of the Fund.                 determined at 2:00 p.m. Eastern time and at the
                                                              close of regular  trading on the New York Stock
                                                              Exchange   ("NYSE"),   normally  at  4:00  p.m.
                                                              Eastern time. The NAV for the Tax-Exempt  Money
                                                              Market Fund is determined at 12:00 p.m. Eastern
                                                              time and at the close of regular trading on the
                                                              NYSE. On days when the Federal  Reserve Bank of
                                                              New York is closed  due to an  emergency,  each
                                                              Fund may elect to be open, in its discretion if
                     NAV=                                     it is  determined to be in  shareholders'  best
          TOTAL ASSETS - LIABILITIES/                         interests.
               Number of Shares
                 Outstanding                                  For  the  Prime  Money   Market  Fund  and  the
                                                              Treasury  Reserve  Money  Market  Fund,  orders
                                                              received  prior to 2:00 p.m.  Eastern time will
                                                              earn  dividends   that  business  day.   Orders
                                                              received  after  2:00  p.m.  Eastern  time  but
                                                              before the close of regular trading on the NYSE
Generally,  for other than the Money Market Funds,            will earn  dividends on the following  business
you can  find  the  Fund's  NAV  daily in THE WALL            day.
STREET  JOURNAL  and  other  newspapers.   NAV  is
calculated separately for each class of shares.               For the  Tax-Exempt  Money  Market  Fund orders
                                                              received prior to 12:00 p.m.  Eastern time will
                                                              earn  dividends   that  business  day.   Orders
                                                              received  after  12:00  p.m.  Eastern  time but
                                                              before the close of regular trading on the NYSE
                                                              will earn  dividends on the following  business
                                                              day.

                                                              Your order for  purchase,  sale or  exchange of
                                                              shares  is  priced  at the next NAV  calculated
                                                              after your order is  received.  This is what is
                                                              known as the offering price.


                                                              Each Fund  uses the  amortized  cost  method of
                                                              valuing  its  investments,  which does not take
                                                              into account  unrealized  gains or losses.  For
                                                              further information  regarding the methods used
                                                              in valuing the Fund's  investments,  please see
                                                              the SAI.

                                                              0THER FUNDS

                                                              Per share NAV for each Fund is  determined  and
                                                              its  shares  are priced at the close of regular
                                                              trading  on the  NYSE,  normally  at 4:00  p.m.
                                                              Eastern time on days the NYSE is open.

                                                              In  addition,  each  Fund  may  elect,  in  its
                                                              discretion   if  it  is  determined  to  be  in
                                                              shareholders'  best  interests,  to be  open on
                                                              days  when  the  NYSE  is  closed   due  to  an
                                                              emergency.

                                                              Your order for  purchase,  sale or  exchange of
                                                              shares  is  priced  at the next NAV  calculated
                                                              after your order is  accepted  by the Fund less
                                                              any  applicable  sales  charge  as noted in the
                                                              section  on  "Distribution   Arrangements/Sales
                                                              Charges." This is what is known as the offering
                                                              price.  For further  information  regarding the
                                                              methods used in valuing the Fund's investments,
                                                              please seethe SAI.

SHAREHOLDER INFORMATION

The Funds value equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Funds use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Funds invest explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Funds' procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Trust's foreign equity securities in the wake of certain significant events.

Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem Fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES
You may  purchase  Class  I  Shares  of the  Funds                            CUSTOMER IDENTIFICATION INFORMATION
through procedures  established by the Distributor
in connection with the  requirements of fiduciary,                            To  help  the  government  fight  the  funding  of
advisory,  agency,  custodial  and  other  similar                            terrorism and money laundering activities, federal
accounts  maintained  by or on behalf of customers                            law requires all financial institutions to obtain,
of AmSouth Bank or one of its  affiliates or other                            verify and record information that identifies each
financial  service   providers   approved  by  the                            person that opens a new account,  and to determine
Distributor.                                                                  whether such  person's  name appears on government
                                                                              lists  of  known  or  suspected   terrorists   and
These  parties are  responsible  for  transmitting                            terrorist organizations.
orders  by  close  of   business.   Consult   your
investment   representative   or  institution  for                            As a result,  the Funds must obtain the  following
specific information.                                                         information  for  each  person  that  opens  a new
                                                                              account:
INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT                              o  Name;
                                                                              o  Date of birth (for individuals);
You may purchase  Class I Shares by following  the                            o  Residential   or   business    street   address
procedures   established  by  the  Distributor  in                               (although post office boxes are still permitted
connection  with  the  requirements  of  qualified                               for mailing); and
accounts  maintained  by  AmSouth  Bank  or  other                            o  Social security number, taxpayer identification
financial    institutions    approved    by    the                               number, or other identifying number.
Distributor.  These  procedures  may include sweep
arrangements   where   an   account   is   "swept"                            You may also be asked for a copy of your  driver's
automatically  no less frequently than weekly into                            license, passport or other identifying document in
Class I Shares of a Money Market Fund.                                        order to verify your identity. In addition, it may
                                                                              be   necessary   to  verify   your   identity   by
CUSTOMER IDENTIFICATION INFORMATION                                           cross-referencing your identification  information
                                                                              with  a  consumer   report  or  other   electronic
To  help  the  government  fight  the  funding  of                            database.  Additional  information may be required
terrorism and money laundering activities, federal                            to  open  accounts  for   corporations  and  other
law requires all financial institutions to obtain,                            entities.  Federal  law  prohibits  the  Funds and
verify and record information that identifies each                            other  financial  institutions  from opening a new
person that opens a new account,  and to determine                            account    unless   they   receive   the   minimum
whether such  person's  name appears on government                            identifying  information  listed  above.  After an
lists  of  known  or  suspected   terrorists   and                            account is  opened,  the Funds may  restrict  your
terrorist organizations.                                                      ability to purchase  additional  shares until your
                                                                              identity  is  verified.  The Funds may close  your
As a result,  the Funds must obtain the  following                            account or take other  appropriate  action if they
information  for  each  person  that  opens  a new                            are  unable  to  verify  your  identity  within  a
account:                                                                      reasonable  time.  If your  account  is closed for
o  Name;                                                                      this  reason,  your shares will be redeemed at the
o  Date of birth (for individuals);                                           NAV next calculated after the account is closed.
o  Residential   or   business    street   address
   (although post office boxes are still permitted
   for mailing); and                                                                                MINIMUM
o  Social security number, taxpayer identification                                                  INITIAL          SUBSEQUENT
   number, or other identifying number.                                                             INVESTMENT       INVESTMENT

You may also be asked for a copy of your  driver's                            Class I
license, passport or other identifying document in                            Regular               $     1,000          $       0
order to verify your identity. In addition, it may                            Retirement            $       250          $      50
be   necessary   to  verify   your   identity   by
cross-referencing your identification  information
with  a  consumer   report  or  other   electronic
database.  Additional  information may be required
to  open  accounts  for   corporations  and  other
entities.  Federal  law  prohibits  the  Funds and
other  financial  institutions  from opening a new                            All purchases must be in U.S. dollars. A fee will be
account    unless   they   receive   the   minimum                            charged   for  any   checks   that  do  not   clear.
identifying  information  listed  above.  After an                            Third-party checks are not accepted.
account is  opened,  the Funds may  restrict  your
ability to purchase  additional  shares until your                            A Fund may waive its minimum  purchase  requirement.
identity  is  verified.  The Funds may close  your                            The Fund or Distributor  may reject a purchase order
account or take other  appropriate  action if they                            if it considers it in the best  interest of the Fund
are  unable  to  verify  your  identity  within  a                            and its shareholders.
reasonable  time.  If your  account  is closed for
this  reason,  your shares will be redeemed at the                            Not all  classes of shares of each Fund are  offered
NAV next calculated after the account is closed.                              in each state of the United States.

                                                                              DELIVERY OF SHAREHOLDER DOCUMENTS

                                                                              In an effort to reduce the cost  associated with the
                                                                              printing and mailing of fund prospectuses and annual
                                                                              reports  as well as  reduce  the  likelihood  of our
                                                                              shareholders  receiving  duplicative  mailings,  the
                                                                              Funds  intend  to  mail  only  one   prospectus  and
                                                                              shareholder  report to shareholders  having the same
                                                                              last name and residing at a common  address.  If you
                                                                              wish  to  receive  separate  copies  of  the  Funds'
                                                                              prospectuses  and shareholder  reports,  please call
                                                                              1-800-451-8382.  The Funds  will begin  sending  you
                                                                              individual  copies thirty days after  receiving your
                                                                              request.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling
Shares" below.

                                                                              WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                                                              As a mutual fund  shareholder,  you are  technically
                                                                              selling  shares  when you  request a  withdrawal  in
                                                                              cash.  This is also known as  redeeming  shares or a
                                                                              redemption of shares.

                                                                              INSTRUCTIONS FOR SELLING SHARES
                                                                              If  selling  your  shares   through  your  financial
                                                                              advisor  or  broker,  ask him or her for  redemption
                                                                              procedures.  Your  advisor  and/or  broker  may have
                                                                              transaction  minimums and/or transaction times which
                                                                              will  affect  your  redemption.  For all other sales
                                                                              transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

(1)Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

BY MAIL

   1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

        o        your Fund and account number
        o        amount you wish to redeem
        o        address where your check should be sent
        o        account owner signature.

   2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW).

   1. See instruction 1 above.
   2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

SHAREHOLDER INFORMATION


SELLING YOUR SHARES
CONTINUED

WIRE TRANSFER

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

YOUR BANK MAY CHARGE FOR THIS SERVICE.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

SHAREHOLDER INFORMATION


GENERAL POLICIES ON SELLING SHARES

REDEMPTION FEE

EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS ONLY

If you sell your Class I Shares or exchange them for shares of another Fund within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Class I Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fee will be charged on all covered redemptions and exchanges, including those made through retirement plan, brokerage and other types of omnibus accounts (except where it is not practical for the plan administrator or brokerage firm to implement the fee).

The Fund will not impose the redemption fee on a redemption or exchange of Class
I  Shares   purchased  upon  the  reinvestment  of  dividend  and  capital  gain distributions.

Although the Funds will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Funds will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

         o   redemptions of shares held in certain omnibus accounts;
         o   retirement plans that cannot implement the redemption fee;
         o   certain wire order redemptions;
         o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);
         o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o   The check is not being mailed to the address on your account; or

     o   The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

SHAREHOLDER INFORMATION


REDEMPTIONS WITHIN 7 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

SHAREHOLDER SERVICING FEES

Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Adviser or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Class I Shares pay a shareholder servicing fee of up to 0.15% of the average daily net assets of a Fund. Class I Shares do not pay a 12b-1 fee.

SHORT-TERM TRADING

The Funds are intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Funds charge a 2.00% redemption fee on Class I Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. The Funds may also limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Funds may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Funds or their agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. The Funds or their agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

SHAREHOLDER INFORMATION


It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Accordingly, the Funds may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Funds.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
You can  exchange  your  shares in one Fund for  shares of the    INSTRUCTIONS FOR EXCHANGING SHARES
same class of another  AmSouth Fund,  usually  without  paying additional sales charges (see  "Notes"  below).  You must meet the minimum  investment  requirements  for the Fund into which you are  exchanging.  Exchanges  from one Fund to another  are taxable.  Class I Shares may be  exchanged  for Class A Shares of the same Fund. No  transaction  fees are currently  charged for exchanges.  However,  the 2.00%  redemption fee is charged on  exchanges  made  within 30 days of a purchase  or exchange transaction.

                                                                  Exchanges  may be made by sending a written
                                                                  request to AmSouth Funds,  P.O. Box 182733,
                                                                  Columbus  Ohio  43218-2733,  or by  calling
                                                                  1-800-451-8382.    Please    provide    the
                                                                  following information:


                                                                        o    Your name and telephone number;
                                                                        o    The exact name on your account and account number;
                                                                        o    Taxpayer  identification  number
                                                                             (usually  your  Social  Security
                                                                             number);
                                                                        o    Dollar value or number of shares to be exchanged;
                                                                        o    The name of the Fund from  which
                                                                             the exchange is to be made;
                                                                        o    The name of the Fund into  which
                                                                             the exchange is being made.

                                                                  See  "Selling  your  Shares" for  important
                                                                  information about telephone transactions.


                                                                  NOTES ON EXCHANGES

                                                                        o    When  exchanging  Class I Shares
                                                                             of a Fund for  Class A Shares of
                                                                             a Fund,  you will be exempt from
                                                                             any applicable sales charge.

                                                                        o    The    registration    and   tax
                                                                             identification  numbers  of  the
                                                                             two accounts must be identical.

                                                                        o    The      Exchange      Privilege
                                                                             (including  automatic exchanges)
                                                                             may be changed or  eliminated at
                                                                             any time upon a 60-day notice to
                                                                             shareholders.

                                                                        o    Be sure to  read  carefully  the
                                                                             prospectus   of  any  Fund  into
                                                                             which   you  wish  to   exchange
                                                                             shares.

                                                                        o    To  prevent  disruption  in  the
                                                                             management  of the  Funds due to
                                                                             short-term  trading  strategies,
                                                                             exchange activity may be limited
                                                                             to  two  "round-trip"  purchases
                                                                             and   sales  of  the  same  Fund
                                                                             during a calendar year.

SHAREHOLDER INFORMATION


DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income", which is taxed at reduced rates, if such distributions are derived from, and designated by a Fund as, "qualified dividend income" and provided that holding period and other requirements are met at both the shareholder and the fund level. "Qualified dividend income" generally is income that derived from dividends from U.S. corporations, "qualified foreign corporations", and certain other foreign corporations. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

The income dividends that you receive from the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund and Tax-Exempt Money Market Fund are expected to be exempt from federal income tax and, in the case of income dividends of the Tennessee Tax-Exempt Fund, Tennessee personal income tax. Income exempt from federal income tax may be subject to state and local income tax. A Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains these Funds distribute also will be subject to federal income tax.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes a Fund pays. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of one Fund for shares of another Fund will be treated as a sale of the first Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange before December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions

Generally, the Funds' Advisor and Sub-Advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes (including, in the case of Florida Tax-Exempt Fund, the possible application of the Florida Intangibles Tax.)

SHAREHOLDER INFORMATION


BACK-UP WITHHOLDING

Each Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

FOR MORE INFORMATION ABOUT TAXES, PLEASE CONSULT THE STATEMENT OF ADDITIONAL INFORMATION.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box on the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

DIVIDENDS AND OTHER DISTRIBUTIONS

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Net capital gains are distributed at least annually. Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

[GRAPHIC OMITTED]  OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request. (See Back Cover) Please note that effective 12/1/02, Trust Class Shares were redesignated as Class I Shares.

AMSOUTH FUNDS

                3435 Stelzer Road
              Columbus, OH 43219

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The Funds' SAI provides more detailed information about the Funds, including their operational and investment policies. The SAI is incorporated by reference and is legally considered a part of this prospectus. You can get free copies of the Reports and SAI, prospectuses of other funds in the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:


AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OHIO 43219

TELEPHONE: 1-800-451-8382

INTERNET: HTTP://WWW.AMSOUTHFUNDS.COM

You can review the Reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC").

You can also get text-only copies:



o  Free from the EDGAR Database on the SEC's Website at http://www.sec.gov. or


o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act File No. 811-5551.                             ASO120101T


[AMSOUTH FUNDS   3435 Stelzer Road
 LOGO]           Colombus, Ohio 43219          www.amsouthfunds.com

PERFORMANCE
THROUGH
DIVERSIFICATION(SM)


IN TODAY'S WORLD, EXPERT INVESTMENT ADVICE
IS MORE IMPORTANT THAN EVER.
If you have a financial plan that was developed years or even months ago, it not reflect your needs in the current economic climate.

Investment diversification is more essential than ever.
Experts  agree that it's best to avoid  having all your
investment dollars concentrated in too few categories.       [GRAPHIC OMITTED]

This may be a good  time to take a look at the  AmSouth
Funds, our mutual fund family that offers investment opportunities in all major asset classes. AmSouth's portfolio managers research and analyze trends, then select individual securities for each fund to buy and sell - so that you don't have to. You'll get far more diversification than you could easily achieve on your own by selecting individual stocks and bonds.

PUT OUR EXPERIENCE TO WORK FOR YOU. TALK TO YOUR INVESTMENT PROFESSIONAL TO LEARN HOW THE AMSOUTH FUNDS CAN HELP YOU REACH YOUR INVESTMENT GOALS.

Call us at 800-581-7998 for more information.

[GRAPHIC OMITTED]       *Diversification does not guarantee a         The AmSouth Funds are distributed by
                        profit nor does it protect against a         BISYS Fund Services, which is not an
                        loss.                                        affiliate of AmSouth Bank.

                        Investments are offered through AmSouth      Investing in mutual funds involves risks
                        Investment Services, Inc., a                 and uncertainties. In addition, there are
                        broker/dealer member NASD/SIPC, and a        specific risks associated with some types
                        wholly owned, non-bank affiliate of          of funds.
                        AmSouth Bank.

                        AmSouth Asset Management, Inc., a            For more complete information including
                        wholly owned subsidiary of AmSouth           investment objectives, risks, charges,
                        Bank, serves as investment advisor           expenses and ongoing fees, please call
                        to the AmSouth Funds and is paid a           800-581-7998 to receive a prospectus.
                        fee for its services.                        Read the prospectus carefully before
                                                                     investing or sending money.

[GRAPHIC]


[GRAPHIC]  INVESTOR GUIDE AND PROSPECTUS

           AmSouth Institutional Prime Obligations Money Market Fund
                 Institutional Class 1 Shares
                 Institutional Class 2 Shares
                 Institutional Class 3 Shares

[GRAPHIC]



[AMSOUTH FUNDS LOGO]



                                                               DECEMBER 1, 2004

[AMSOUTH FUNDS LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o  ACCOUNT  APPLICATIONS  AND OTHER  FORMS,  which may include a customer's
        name,   address,   social  security  number,  and  information  about  a
        customer's investment goals and risk tolerance;

     o ACCOUNT HISTORY, including information about the transactions and balances in a customer's account(s); and

     o CORRESPONDENCE--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o  If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           NOT PART OF THE PROSPECTUS

[GRAPHIC]



[GRAPHIC]  PROSPECTUS

           AmSouth Institutional Prime Obligations Money Market Fund
                 Institutional Class 1 Shares
                 Institutional Class 2 Shares
                 Institutional Class 3 Shares

[GRAPHIC]



[AMSOUTH FUNDS LOGO]



As with all mutual funds,  the Securities and
Exchange   Commission  has  not  approved  or
disapproved  these Fund shares or  determined
whether  this   prospectus   is  truthful  or
complete. Any representation to the contrary is a criminal offense.



                                                               DECEMBER 1, 2004

AMSOUTH FUNDS                                                   TABLE OF CONTENTS
                                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                          [GRAPHIC]

CAREFULLY REVIEW THIS IMPORTANT SECTION                         2   Overview
WHICH SUMMARIZES THE FUND'S                                     4   Risk/Return Summary
INVESTMENTS, RISKS, PAST                                        7   Fees and Expenses
PERFORMANCE, AND FEES.

                                                                ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                          [GRAPHIC]

REVIEW THIS SECTION FOR ADDITIONAL
INFORMATION ON INVESTMENT                                       8   Investment Practices
STRATEGIES AND INVESTMENT PRACTICES AND                         10  Investment Risks
THEIR RISKS.

                                                                FUND MANAGEMENT

                                          [GRAPHIC]

REVIEW THIS SECTION FOR DETAILS ON                              12  The Investment Advisor
THE PEOPLE AND ORGANIZATIONS WHO                                12  The Distributor and Administrator
PROVIDE SERVICES TO THE FUND.

                                                                SHAREHOLDER INFORMATION

                                          [GRAPHIC]

REVIEW THIS SECTION FOR DETAILS ON                              13  Choosing a Share Class
HOW SHARES ARE VALUED, HOW TO                                   13  Pricing of Fund Shares
PURCHASE, SELL AND EXCHANGE SHARES,                             14  Purchasing and Adding to Your Shares
RELATED CHARGES AND PAYMENTS OF                                 15  Selling Your Shares
DIVIDENDS AND DISTRIBUTIONS.                                    16  General Policies and Selling Shares
                                                                17  Distribution and Service (12b-1) Fees
                                                                18  Dividends, Distributions and Taxes

                                                                OTHER INFORMATION ABOUT THE FUNDS

                                          [GRAPHIC]
                                                                19  Financial Highlights

                                                     4

[SCALE ICON]

        RISK/RETURN SUMMARY AND FUND EXPENSES                           OVERVIEW

THE FUND AmSouth Funds is a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Institutional Class 1 Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of the Institutional Prime Obligations Money Market Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

                             The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                             ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                             The Fund has an investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The portfolio manager invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. The manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                             The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

RISK/RETURN SUMMARY AND FUND EXPENSES                                   OVERVIEW

                             AMSOUTH   INSTITUTIONAL   PRIME  OBLIGATIONS  MONEY
                             MARKET FUND

                             The Fund seeks current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Fund seeks to maintain a stable price of $1.00 per share.

WHO MAY WANT TO INVEST       Consider investing in the Fund if you are:

                                 o  seeking preservation of capital

                                 o  investing short-term reserves

                                 o willing to accept lower potential returns in exchange for a higher degree of safety

                             The Fund may not be appropriate if you are:

                                 o  seeking high total return

                                 o pursuing a long-term goal or investing for retirement

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND

                              RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE         The Fund seeks  current  income with  liquidity and
                             stability of principal.

PRINCIPAL                    The Fund invests  only in U.S.  dollar-denominated,
INVESTMENT STRATEGIES        "high-quality"    short-term    debt    securities,
                             including the following:

                                 o  Obligations issued or guaranteed by the U.S.
                                    government,       its       agencies      or
                                    instrumentalities

                                 o Certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

                                 o Domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest

                                 o Obligations issued or guaranteed by one or more foreign governments or their agencies or instrumentalities including obligations of supranational entities

                                 o  Asset-backed securities

                                 o Repurchase agreements collateralized by the types of securities listed above

                             The Fund invests in securities issued by: (i) the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Banks ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S. Treasury; and (ii) the Federal Farm Credit Banks ("FFCBs"), which is supported only by the credit of the issuer. The Fund also invests in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

                             "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the Advisor to be of comparable quality.

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND

                             When selecting securities for the Fund's portfolio, the Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the Advisor believes to be the best relative values.

                             The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                             For a more complete description of the securities in which the Fund may invest, please see "Additional Investment Strategies and Risks" or consult the Statement of Additional Information ("SAI").

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND

PRINCIPAL                    Your  investment  in the Fund may be subject to the
INVESTMENT RISKS             following principal risks:

                             INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                             CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                             Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                             For more information about these risks, please see "Additional Investment Strategies and Risks".

                             AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF AMSOUTH BANK, ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND

The bar chart and table on this page show     PERFORMANCE BAR CHART AND TABLE
how the Fund has performed and how its        YEAR-BY-YEAR TOTAL RETURNS AS OF
performance has varied from year to year.     12/31 FOR INSTITUTIONAL CLASS 1
The bar chart gives some indication of        SHARES(1), (2)
risk by showing changes in the Fund's
yearly performance to demonstrate that the Fund's value varied at different times.
The table below shows the Fund's
performance over time. Of course, past
performance does not indicate how the Fund will perform in the future.

                                                        [BAR CHART]

                                                1999                 5.07
                                                2000                 6.33
                                                2001                 3.99
                                                2002                 1.53
                                                2003                 0.95

                         The Fund's total return from 1/1/04 to 9/30/04 was __%.

                                               Best quarter:   1.63%    9/30/02
The returns for Institutional Class 2          Worst quarter:  0.21%   12/31/02
Shares and Institutional Class 3 Shares
will differ from the Institutional Class 1          AVERAGE ANNUAL TOTAL RETURNS
Shares returns shown on the bar chart because       (for the periods ending
of differences in the expenses of each              December 31, 2003)(1)
class.

                                        1               5        SINCE INCEPTION
                                      YEAR            YEARS          (9/15/98)
                                      ----            -----          ---------
INSTITUTIONAL CLASS 1 SHARES          0.95%           3.54%            3.63%
INSTITUTIONAL CLASS 2 SHARES(2)       0.69%           3.28%            3.37%
INSTITUTIONAL CLASS 3 SHARES(2)       0.44%           3.03%            3.11%

(1)  Both charts assume reinvestment of dividends.

(2) Performance for the Institutional Class 2 and Institutional Class 3 Shares, which were first offered on 2/19/99 and 2/22/99, respectively, are based on the historical performance of the Institutional Class 1 Shares prior to that date.

As of December 31, 2003, the Fund's 7-day yield for Institutional Class 1, Institutional Class 2 and Institutional Class 3 Shares was 0.84%, 0.59% and 0.34%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been ___%, ___% and ___%, respectively, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday that it is published.

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND
As   an    investor   in   the                               FEES AND EXPENSES
Institutional            Prime                                                 INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
Obligations Money Market Fund,    SHAREHOLDER TRANSACTION EXPENSES                CLASS 1         CLASS 2         CLASS 3
you  will  pay  the  following    (EXPENSES PAID BY YOU DIRECTLY)(1)              SHARES          SHARES          SHARES
fees and expenses when you buy    Maximum Sales Charge                             None            None            None
and hold  shares.  Shareholder    (Load) on Purchases
transaction fees are paid from    (Maximum Deferred Sales                          None            None            None
your   account.   Annual  Fund    Charge (Load)
operating  expenses  are  paid    Redemption Fee(2)                                None            None            None
out of  Fund  assets,  and are
reflected in the share price.                                                  INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                  ANNUAL FUND OPERATING EXPENSES                  CLASS 1         CLASS 2         CLASS 3
                                  (FEES PAID FROM FUND ASSETS)                    SHARES          SHARES          SHARES
                                  Management Fee                                   0.20%           0.20%           0.20%
                                  Distribution and/or Service (12b-1) Fee          None            0.25%           0.50%
                                  Other Expenses(3)                                ____%           ____%           ____%
                                    Total Fund Operating Expenses(3)               ____%           ____%           ____%


                                 (1) AmSouth Bank or other  financial  institutions  may charge their customer  account fees for automatic  investment and other cash management services provided in connection with investment in the Fund.

                                 (2) A wire  transfer fee of $7.00 will be deducted  from the amount of your  redemption  if you request a wire transfer.

                                 (3) Other  expenses for each class are being limited to 0.06% for each  Institutional  Class 1,
                                 Institutional  Class 2 and Institutional  Class 3 Shares.  Total expenses after fee waivers and expense  reimbursements for each class are:  Institutional Class 1 Shares, ___%;  Institutional
                                 Class 2 Shares,  ___%;  and  Institutional  Class 3 Shares,  ___%.  Any fee  waiver or  expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the  example  to the right                                         EXPENSE EXAMPLE
to help you  compare  the cost
of  investing in the Fund with                                         1              3               5             10
the cost of investing in other                                       YEARS          YEARS           YEARS          YEARS
mutual funds.  It  illustrates   INSTITUTIONAL CLASS 1 SHARE           $              $               $              $
the   amount   of   fees   and   INSTITUTIONAL CLASS 2 SHARE           $              $               $              $
expenses    you   would   pay,   INSTITUTIONAL CLASS 3 SHARE           $              $               $              $
assuming the following:

   o $10,000 investment

   o 5% annual return

   o redemption at the end of
     each period

   o no changes in the
     Fund's operating expenses

Because  actual  returns
and  operating  expenses  will be

                                       11
different,  this  example  is for
comparison only.

[GRAPHIC] ADDITIONAL INVESTMENT STRATEGIES RISKS

Below is a more complete discussion of the types of risks inherent in the investment techniques and risks discussed in "Risk/Return Summary and Fund Expenses". Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLBs, by the credit of the issuing agency, such as securities issued by FFCB or by the U.S.government in some other way.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from Internal Revenue Code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero-coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

  HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

  SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. However, if held to maturity, the face value of the security is recovered. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay --higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of securities the interest on which is intended to be exempt from federal income tax will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

[GRAPHIC] FUND MANAGEMENT

THE INVESTMENT ADVISOR

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2004, AAMI had over $_ billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2004, AmSouth Bank had $___ billion in assets under discretionary management and provided custody services for an additional $___ billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2004 of $___ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. For these advisory services, the Fund paid [0.07]% of its average net assets during its fiscal year ended July 31, 2004.

THE DISTRIBUTOR AND ADMINISTRATOR

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

For more detailed information about the Advisor and other service providers, please see the SAI.

[GRAPHIC] SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS

Institutional Class 1 Shares, Institutional Class 2 Shares and Institutional Class 3 Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Institutional Class 1 Shares are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. In choosing a class, you should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

INSTITUTIONAL CLASS 1 SHARES

o     No sales charges.

o     No Distribution and service (12b-1) fees.

o     Minimum Initial Investment: $3 million.

o     Offered only to:

      o Customers of AmSouth Bank for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency, or similar capacity;

      o Fiduciary customers of other financial institutions approved by the Distributor (Sweep Program Participant(s)).

INSTITUTIONAL CLASS 2 SHARES

o     No sales charges.

o Distribution and service (12b-1) fees of 0.25% of average daily net assets.

o     Minimum Initial Investment: $500,000.

INSTITUTIONAL CLASS 3 SHARES

o     No sales charges.

o Distribution and service (12b-1) fees of 0.50% of average daily net assets.

o     Minimum Initial Investment: $50,000.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND INFORMATION EARLIER IN THIS PROSPECTUS.

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                               NAV=
                    Total Assets - Liabilities
                    --------------------------
                         Number of Shares
                           Outstanding

NAV  is  calculated  separately  for  each class of shares.

The per share NAV for the Fund is determined and its shares are priced twice a day at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the Federal Reserve Bank of New York is open. On days when the Federal Reserve Bank of New York is closed due to an emergency, each Fund may elect to be open, in its discretion if it is determined to be in shareholders' best interests.

Orders received prior to 2:00 p.m. Eastern Time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Fund Shares through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day's price.

Additionally,    banks,   brokers   and   other   financial   institutions   and
representatives may use shares of the Fund in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of the Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

You may purchase Fund Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into a Money Market Fund.

When purchasing Fund Shares through AmSouth Bank or an approved financial institution, simply tell AmSouth or your financial institution that you wish to purchase shares of the Funds and they will take care of the necessary documentation. All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

                              MINIMUM           MINIMUM
                              INITIAL         SUBSEQUENT
ACCOUNT TYPE                INVESTMENT        INVESTMENT
Institutional Class 1       $3,000,000            $0
Institutional Class 2       $  500,000            $0
Institutional Class 3       $   50,000            $0

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
o   Name;
o   Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
-------------------------------------------
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES
-------------------------------

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)
   1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares--Verifying Telephone Redemptions" below.)

BY MAIL
   1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
      o   Your Fund and account number;
      o   Amount you wish to redeem;
      o   Address  where  your  check  should  be  sent;  and
      o   Account owner signature.
   2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES--REDEMPTIONS IN WRITING REQUIRED" BELOW.)
   1. See instruction 1 above.
   2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

WIRE TRANSFER
You must indicate this option on your application.
The Fund will  charge a $7 wire  transfer  fee for each wire  transfer  request.
NOTE:  YOUR  FINANCIAL   INSTITUTION  MAY  ALSO  CHARGE  A  SEPARATE  FEE.
Call 1-800-451-8382 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS
Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
YOUR BANK MAY CHARGE FOR THIS SERVICE.

Call 1-800-451-8382 to request an electronic redemption.
If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.


SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you've checked the appropriate box on the account application. Or call 1-800-451-8382.
o   Include a voided personal check.
o   Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES
REDEMPTIONS IN WRITING REQUIRED

You must request  redemption  in writing and obtain a signature  guarantee if:
    o  The check is not being mailed to the address on your account; or
    o  The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTION OF SHARES THROUGH CERTAIN INVESTMENT REPRESENTATIVES
If you purchased shares of a Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

REDEMPTIONS WITHIN 7 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CONVERSION OF SMALL ACCOUNTS
If the value of Institutional Class 1 Shares in your account falls below $3 million, the Fund may ask you to increase your balance. If it is still below $3 million after 60 days, the Fund may convert, at net asset value, your Institutional Class 1 Shares to Institutional Class 2 Shares.

SHAREHOLDER INFORMATION

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.


DISTRIBUTION ARRANGEMENTS/SALES CHARGES

DISTRIBUTION AND SERVICE (12B-1) FEES
12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. The 12b-1 and shareholder servicing fees of

Institutional Class 2 Shares and Institutional Class 3 Shares vary as follows:

o Institutional Class 2 Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.
o Institutional Class 3 Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the Fund. This will cause expenses for Institutional Class 3 Shares to be higher and dividends to be lower than for Institutional Class 2 Shares.
Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

SHAREHOLDER INFORMATION

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax matters that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund declares dividends from its net investment income daily and distributes those dividends monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund shares unless you request to receive all distributions in cash.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. For taxable years beginning on or before December 31, 2008, distributions of ordinary dividends to the Fund's non-corporate shareholders that meet the requirements for treatment as "qualified dividend income" are eligible to be taxed at reduced rates. The Fund does not expect a significant portion of its distributions to be derived from qualified dividend income. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Also, distributions are taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid for your Fund Shares.)

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains may be realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

BACK-UP WITHHOLDING
The Fund is required in certain circumstances to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS
All dividends and other distributions, if any, will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

DISTRIBUTION OF SHAREHOLDER DOCUMENTS
In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.

[GRAPHIC] OTHER INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, or other independent auditors, as noted in Ernst & Young, LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2004, both of which are available free of charge upon request. (See Back Cover)

[GRAPHIC OMITTED]                                              [GRAPHIC OMITTED]
AMSOUTH FUNDS(TM)
3435 Stelzer Road
Columbus, OH 43219

FOR MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. The SAI is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the Reports and SAI, prospectuses of other funds in the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                        AMSOUTH FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-800-451-8382
                        INTERNET: http://www.amsouthfunds.com

You can review the Reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). You can also get text-only copies:
o   Free from the EDGAR Database on the SEC's Website at http://www.sec.gov., or
o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act File No. 811-5551.

[GRAPHIC OMITTED]
[AMSOUTH FUNDS LOGO]  3435 Stelzer Road
                      Columbus, Ohio, 43219         www.amsouthfunds.com

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



[GRAPHIC OMITTED]




[AMSOUTH FUNDS LOGO]  3435 Stelzer Road
                      Columbus, Ohio, 43219         www.amsouthfunds.com

                                  AMSOUTH FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 1, 2004

      This Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Prospectuses of AmSouth Value Fund, AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund,
AmSouth Small Cap Fund, AmSouth Balanced Fund, AmSouth Select Equity Fund, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Strategic Portfolios: Aggressive Growth Portfolio, AmSouth Strategic Portfolios:
Growth Portfolio, AmSouth Strategic Portfolios: Growth and Income Portfolio, AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, AmSouth High Quality Bond Fund, AmSouth Limited Term Bond Fund, AmSouth Government Income Fund, AmSouth High Quality Municipal Bond Fund, AmSouth Florida Tax-Exempt Fund, AmSouth Tennessee Tax-Exempt Fund, AmSouth Prime Money Market Fund, AmSouth Treasury Reserve Money Market Fund, AmSouth Tax-Exempt Money Market Fund, and AmSouth Institutional Prime Obligations Money Market Fund (each a "Fund" and collectively the "Funds"), each dated December 1, 2004.

      The Prospectus for each Fund or Share class provides important information about the Fund that an investor should know before investing. This SAI relates to all Funds. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment should be made without first reading the Prospectus for the Share class of the Fund in which you want to invest.

      AmSouth Funds' Annual Report to Shareholders for the fiscal year ended July 31, 2004 is incorporated by reference in its entirety into this SAI. This SAI is incorporated by reference in its entirety into each Prospectus. Copies of the Annual Report and any Fund's Prospectus may be obtained, without charge, by writing to AmSouth Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, by telephoning toll free (800) 451-8382 or by accessing AmSouth Fund's website at www.amsouthfunds.com.

      The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

TABLE OF CONTENTS..............................................................i
THE TRUST......................................................................2
INVESTMENT OBJECTIVES AND PORTFOLIO INSTRUMENTS................................3
INVESTMENT RESTRICTIONS.......................................................38
PORTFOLIO TURNOVER............................................................45
VALUATION.....................................................................47
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................50
ADDITIONAL INFORMATION REGARDING TAXES........................................58
MANAGEMENT OF THE TRUST.......................................................67
ADDITIONAL INFORMATION REGARDING BROKERS......................................91
PERFORMANCE INFORMATION.......................................................96
APPENDIX.....................................................................A-1

                                    THE TRUST

      AmSouth Funds ("Trust") is a Massachusetts business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust consists of separate series of units of beneficial interest ("Shares"), each representing interests in one of twenty-three separate investment portfolios (each a "Fund"). The Funds are divided into four categories as set forth below: Equity Funds, Hybrid Funds, Bond Funds and Money Market Funds:

      THE EQUITY FUNDS: AmSouth Value Fund ("Value Fund"); AmSouth Select Equity Fund; ("Select Equity Fund"); AmSouth Enhanced Market Fund ("Enhanced Market Fund"); AmSouth Large Cap Fund ("Large Cap Fund"); AmSouth Capital Growth Fund ("Capital Growth Fund"); AmSouth Mid Cap Fund ("Mid Cap Fund"); AmSouth Small Cap Fund ("Small Cap Fund"); and AmSouth International Equity Fund ("International Equity Fund").

      THE HYBRID FUNDS: AmSouth Balanced Fund ("Balanced Fund"); AmSouth Strategic Portfolios: Aggressive Growth Portfolio ("Aggressive Growth Portfolio"); AmSouth Strategic Portfolios: Growth Portfolio ("Growth Portfolio"); AmSouth Strategic Portfolios: Growth and Income Portfolio ("Growth and Income Portfolio"); and AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio ("Moderate Growth and Income Portfolio," and the four AmSouth Strategic Portfolio Funds being collectively referred to as "Strategic Portfolios").

      THE BOND FUNDS: AmSouth Government Income Fund ("Government Income Fund"):
AmSouth Limited Term Bond Fund ("Limited Term Bond Fund"); AmSouth High Quality Bond Fund ("High Quality Bond Fund"); AmSouth High Quality Municipal Bond Fund ("High Quality Municipal Bond Fund"); AmSouth Florida Tax-Exempt Fund ("Florida Tax-Exempt Fund"); and AmSouth Tennessee Tax-Exempt Fund ("Tennessee Tax-Exempt Fund").

      THE MONEY MARKET FUNDS: AmSouth Prime Money Market Fund ("Prime Money Market Fund"); AmSouth Treasury Reserve Money Market Fund ("Treasury Reserve Money Market Fund"); AmSouth Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund"); and AmSouth Institutional Prime Obligations Money Market Fund ("Institutional Money Market Fund").

      Each Fund, except Tax-Exempt Money Market Fund, Treasury Reserve Money Market Fund, and Institutional Money Market Fund, offer three classes of Shares:
Class I Shares, Class A Shares, and Class B Shares.

      Treasury Reserve Money Market Fund and Tax-Exempt Money Market Fund each offer two classes of Shares: Class I Shares and Class A Shares.

      Institutional   Money  Market  Fund  offers   three   classes  of  Shares:
Institutional Class 1 Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares.

ORGANIZATION OF THE TRUST

      The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, ("Declaration of Trust") under the name "Shelf Registration Trust IV." By amendments to the Declaration of Trust, the Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988, to "AmSouth Mutual Funds" as of August 19, 1993, and to "AmSouth Funds" as of November 30, 1999. The Declaration of Trust was most recently amended and restated as of March 19, 2003. A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts.

      A vote of a majority of the outstanding Shares of the Trust or of a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund. These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act") and are referred to in this SAI as a ("1940 Act Majority Vote").

                 INVESTMENT OBJECTIVES AND PORTFOLIO INSTRUMENTS

      The Prospectus for each Fund sets forth that Fund's investment objective and principal strategies for achieving that objective. Each Fund's investment objective is fundamental which means that it cannot be changed with respect to a particular Fund without the approval of a 1940 Act Majority Vote. There is no assurance that any Fund will achieve its investment objective. The following information supplements the investment objective and policies as set forth in the Prospectus for each Fund.

      The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table identifies the securities and techniques the Funds are authorized to use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a discussion of each investment and technique. You may also consult the Prospectuses for details regarding the primary securities and techniques used by the Funds and the risks associated with these securities and techniques.


-----------------------------------------------------------------------------------------------------------
                                                                                                   HIGH
                                                             HIGH                LIMITED  FLORIDA  QUALITY
                             ENHANCED         SELECT  SMALL  QUALITY GOVERNMENT  TERM     TAX-     MUNICIPAL
INVESTMENT         BALANCED  MARKET    VALUE  EQUITY  CAP    BOND    INCOME      BOND     EXEMPT   BOND
STRATEGIES         FUND      FUND      FUND   FUND    FUND   FUND    FUND        FUND     FUND     FUND
-----------------------------------------------------------------------------------------------------------
BANKERS'           X         X         X      X       X      X       X           X        X        X
ACCEPTANCES
CERTIFICATES
OF DEPOSIT
-----------------------------------------------------------------------------------------------------------
COMMERCIAL         X         X         X      X       X      X       X           X        X        X
PAPER
-----------------------------------------------------------------------------------------------------------
HIGH YIELD
SECURITIES
-----------------------------------------------------------------------------------------------------------
INSURANCE          X         X         X      X       X      X       X           X        X        X
COMPANY
FUNDING
AGREEMENTS
-----------------------------------------------------------------------------------------------------------
VARIABLE           X         X         X      X       X      X       X           X        X        X
AMOUNT MASTER
DEMAND NOTES
-----------------------------------------------------------------------------------------------------------
VARIABLE AND       X         X         X      X       X      X       X           X        X        X
FLOATING RATE
NOTES AND
BONDS
-----------------------------------------------------------------------------------------------------------
PARTICIPATION      X         X         X      X       X      X       X           X        X        X
INTERESTS AND
TRUST RECEIPTS
-----------------------------------------------------------------------------------------------------------
ZERO-COUPON        X         X         X      X       X      X       X           X        X        X
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
FOREIGN            X         X         X      X       X      X       X           X        X        X
INVESTMENT
-----------------------------------------------------------------------------------------------------------
REPURCHASE         X         X         X      X       X      X       X           X        X        X
AGREEMENTS
-----------------------------------------------------------------------------------------------------------
REVERSE            X         X         X      X       X      X       X           X        X        X
REPURCHASE
AGREEMENTS
-----------------------------------------------------------------------------------------------------------
U.S.               X         X         X      X       X      X       X           X        X        X
GOVERNMENT
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                            TAX-         TREASURY
                  INTER-                                TENNESSEE   PRIME   EXEMPT       RESERVE
                  NATIONAL     MID     CAPITAL  LARGE   TAX-        MONEY   MONEY        MONEY
INVESTMENT        EQUITY       CAP     GROWTH   CAP     EXEMPT      MARKET  MARKET       MARKET
STRATEGIES        FUND         FUND    FUND     FUND    FUND        FUND    FUND         FUND
-----------------------------------------------------------------------------------------------------
BANKERS'          X             X      X         X       X           X       X           X
ACCEPTANCES
CERTIFICATES
OF DEPOSIT
-----------------------------------------------------------------------------------------------------
COMMERCIAL        X             X      X         X       X           X       X           X
PAPER
-----------------------------------------------------------------------------------------------------
HIGH YIELD                              X
SECURITIES
-----------------------------------------------------------------------------------------------------
INSURANCE         X             X      X         X       X           X       X           X
COMPANY
FUNDING
AGREEMENTS
-----------------------------------------------------------------------------------------------------
VARIABLE          X             X      X         X       X           X       X           X
AMOUNT MASTER
DEMAND NOTES
-----------------------------------------------------------------------------------------------------
VARIABLE AND      X             X      X         X       X           X       X           X
FLOATING RATE
NOTES AND
BONDS
-----------------------------------------------------------------------------------------------------
PARTICIPATION     X             X      X         X       X           X       X           X
INTERESTS AND
TRUST RECEIPTS
-----------------------------------------------------------------------------------------------------
ZERO-COUPON       X             X      X         X       X           X       X           X
OBLIGATIONS
-----------------------------------------------------------------------------------------------------
FOREIGN           X             X      X         X       X           X       X           X
INVESTMENT
-----------------------------------------------------------------------------------------------------
REPURCHASE        X             X      X         X       X           X       X           X
AGREEMENTS
-----------------------------------------------------------------------------------------------------
REVERSE           X             X      X         X       X           X       X           X
REPURCHASE
AGREEMENTS
-----------------------------------------------------------------------------------------------------
U.S.              X             X      X         X       X           X       X           X
GOVERNMENT
OBLIGATIONS
-----------------------------------------------------------------------------------------------------

                                                       4

-----------------------------------------------------------------------------------------------------------
                                                                                                   HIGH
                                                             HIGH                LIMITED  FLORIDA  QUALITY
                             ENHANCED         SELECT  SMALL  QUALITY GOVERNMENT  TERM     TAX-     MUNICIPAL
INVESTMENT         BALANCED  MARKET    VALUE  EQUITY  CAP    BOND    INCOME      BOND     EXEMPT   BOND
STRATEGIES         FUND      FUND      FUND   FUND    FUND   FUND    FUND        FUND     FUND     FUND
-----------------------------------------------------------------------------------------------------------
WHEN-ISSUED        X         X         X      X       X      X       X           X        X        X
OR FORWARD
COMMITMENT
SECURITIES
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED       X         X         X      X       X      X       X           X        X        X
SECURITIES
-----------------------------------------------------------------------------------------------------------
MORTGAGE-          X         X         X      X       X      X       X           X        X        X
RELATED
SECURITIES
-----------------------------------------------------------------------------------------------------------
MORTGAGE-          X         X         X      X       X      X       X           X        X        X
RELATED
SECURITIES
ISSUED BY
NON-GOVERN-
MENTAL
ENTITIES
-----------------------------------------------------------------------------------------------------------
COLLATERALIZED     X         X         X      X       X      X       X           X        X        X
MORTGAGE
OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE        X         X         X      X       X      X       X           X        X        X
SECURITIES
-----------------------------------------------------------------------------------------------------------
CALLS              X         X         X      X       X      X       X           X
-----------------------------------------------------------------------------------------------------------
PUTS               X         X                X              X       X           X
-----------------------------------------------------------------------------------------------------------
FUTURES            X         X         X      X       X      X       X           X        X        X
CONTRACTS
AND
RELATED
OPTIONS
-----------------------------------------------------------------------------------------------------------
INVESTMENT         X         X         X      X       X      X       X           X        X        X
COMPANY
SECURITIES
-----------------------------------------------------------------------------------------------------------
SECURITIES         X         X         X      X       X      X       X           X        X        X
LENDING
-----------------------------------------------------------------------------------------------------------
SHORT-TERM         X         X         X      X       X      X       X           X        X        X
TRADING
-----------------------------------------------------------------------------------------------------------
SHORT-             X         X         X      X       X      X       X           X        X        X
SELLING
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                            TAX-         TREASURY
                  INTER-                                TENNESSEE   PRIME   EXEMPT       RESERVE
                  NATIONAL     MID     CAPITAL  LARGE   TAX-        MONEY   MONEY        MONEY
INVESTMENT        EQUITY       CAP     GROWTH   CAP     EXEMPT      MARKET  MARKET       MARKET
STRATEGIES        FUND         FUND    FUND     FUND    FUND        FUND    FUND         FUND
-----------------------------------------------------------------------------------------------------
WHEN-ISSUED       X             X      X         X       X           X       X           X
OR FORWARD
COMMITMENT
SECURITIES
-----------------------------------------------------------------------------------------------------
ASSET-BACKED      X             X      X         X       X           X       X           X
SECURITIES
-----------------------------------------------------------------------------------------------------
MORTGAGE-         X             X      X         X       X           X       X           X
RELATED
SECURITIES
-----------------------------------------------------------------------------------------------------
MORTGAGE-         X             X      X         X       X           X       X           X
RELATED
SECURITIES
ISSUED BY
NON-GOVERN-
MENTAL
ENTITIES
-----------------------------------------------------------------------------------------------------
COLLATERALIZED    X             X      X         X       X           X       X           X
MORTGAGE
OBLIGATIONS
-----------------------------------------------------------------------------------------------------
CONVERTIBLE       X             X      X         X       X           X       X           X
SECURITIES
-----------------------------------------------------------------------------------------------------
CALLS             X             X      X         X
-----------------------------------------------------------------------------------------------------
PUTS              X             X      X         X       X                               X
-----------------------------------------------------------------------------------------------------
FUTURES           X             X      X         X       X           X       X           X
CONTRACTS
AND
RELATED
OPTIONS
-----------------------------------------------------------------------------------------------------
INVESTMENT        X             X      X         X       X           X       X           X
COMPANY
SECURITIES
-----------------------------------------------------------------------------------------------------
SECURITIES        X             X      X         X       X           X       X           X
LENDING
-----------------------------------------------------------------------------------------------------
SHORT-TERM        X             X      X         X       X           X       X           X
TRADING
-----------------------------------------------------------------------------------------------------
SHORT-            X             X      X         X       X           X       X           X
SELLING
-----------------------------------------------------------------------------------------------------

                                               5

-----------------------------------------------------------------------------------------------------------
                                                                                                   HIGH
                                                             HIGH                LIMITED  FLORIDA  QUALITY
                             ENHANCED         SELECT  SMALL  QUALITY GOVERNMENT  TERM     TAX-     MUNICIPAL
INVESTMENT         BALANCED  MARKET    VALUE  EQUITY  CAP    BOND    INCOME      BOND     EXEMPT   BOND
STRATEGIES         FUND      FUND      FUND   FUND    FUND   FUND    FUND        FUND     FUND     FUND
-----------------------------------------------------------------------------------------------------------

MUNICIPAL          X         X         X      X       X      X       X           X        X        X
SECURITIES
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                            TAX-         TREASURY
                  INTER-                                TENNESSEE   PRIME   EXEMPT       RESERVE
                  NATIONAL     MID     CAPITAL  LARGE   TAX-        MONEY   MONEY        MONEY
INVESTMENT        EQUITY       CAP     GROWTH   CAP     EXEMPT      MARKET  MARKET       MARKET
STRATEGIES        FUND         FUND    FUND     FUND    FUND        FUND    FUND         FUND
-----------------------------------------------------------------------------------------------------
MUNICIPAL         X             X      X         X       X           X       X           X
SECURITIES
-----------------------------------------------------------------------------------------------------

                                              6

      Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or some other change in a security will not constitute a violation of the limitation. As described below, the Funds may invest in the following securities subject to each Fund's investment objective, policies and restrictions.

      HIGH QUALITY INVESTMENTS - MONEY MARKET FUNDS. Each Fund may invest only in obligations determined by AmSouth Asset Management Inc., the investment advisor to the Trust ("Advisor") to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees ("Board").

      With regard to the Prime Money Market Fund and Institutional Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two nationally recognized statistical ratings organizations ("NRSROs"); or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board. With regard to the Tax-Exempt Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Advisor to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities are hereinafter referred to as "Eligible Securities.")

      A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Advisor. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.

      Under the guidelines adopted by the Board and in accordance with Rule 2a-7 under the 1940 Act, the Advisor may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an

NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

      The Appendix to this SAI identifies each NRSRO that may be utilized by the Advisor with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

      POLICIES AND LIMITATIONS: Prime Money Market Fund and Institutional Money Market Fund will each not invest more than 5% of its total assets in the securities of any one issuer, except that each Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

      BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. Bankers' Acceptances and Certificates of Deposit include bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC").

      POLICIES AND LIMITATIONS: Prime Money Market Fund and Institutional Money Market Fund will each not invest in excess of 10% of its net assets in time deposits, including Eurodollar Time Deposits ("ETDs") and Canadian Time Deposit's ("CTDs") but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

      COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

      POLICIES AND LIMITATIONS: Treasury Reserve Money Market Fund, Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund and High Quality Municipal Bond Fund may not invest in Canadian Commercial Paper.


      HIGH YIELD SECURITIES - CAPITAL GROWTH FUND. To a limited extent, the Fund may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P") and "Ba" or lower by Moody's Investors Service, Inc. ("Moody's"). The Fund may invest in securities rated as low as Ba by Moody's or BB by S&P or Fitch Ratings ("Fitch"). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates and assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

      Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale more difficult, at least in the absence of price conc essions. Reduced liquidity also could adversely affect the ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

      INSURANCE COMPANY FUNDING AGREEMENTS. Insurance Company Funding Agreements ("Funding Agreements") are also known as guaranteed investment contracts and are issued by insurance companies. Pursuant to such agreements, a Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. A Fund will only purchase a Funding Agreement
(i) when the Advisor has determined, under guidelines established by the Board, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a NRSRO that is not an affiliated person, as defined in the 1940 Act, of the issuer, or any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because a Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

      POLICIES AND LIMITATIONS: High Quality Bond Fund, Limited Term Bond Fund, International Equity Fund, Large Cap Fund, and Mid Cap Fund will not invest more than 15% (10% for Prime Money Market Fund, Capital Growth Fund, and Tennessee Tax-Exempt Fund) of its net assets in Funding Agreements together with other instruments which are not readily marketable.

      VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

      VARIABLE AND FLOATING RATE NOTES AND BONDS. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value." A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Advisor under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

      For purposes of the Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

      PARTICIPATION INTERESTS AND TRUST RECEIPTS. The Funds may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which they may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated instruments, the Advisor, acting upon delegated authority from the Board, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Advisor, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Advisor will consider, in accordance with procedures established by the Board, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      ZERO-COUPON OBLIGATIONS. The Funds may acquire zero-coupon obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations, and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous.

      An increase in interest rates will generally reduce the value of the investments in the Bond Funds, and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

      POLICIES AND LIMITATIONS: The Bond Funds will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% (25% for Limited Term Bond Fund and Tennessee Tax-Exempt Fund) of the value of the Fund's total assets. International Equity Fund, Mid Cap Fund, Large Cap Fund, Capital Growth Fund, and Tennessee Tax-Exempt Fund also may invest in zero-coupon securities issued by corporations and financial institutions that constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities.

      FOREIGN INVESTMENT. The Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, Canadian Time Deposits ("CTDs") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, and American Depository Receipts ("ADRs") which are foreign shares of a company held by a U.S. bank which issues a receipt evidencing ownership. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire such securities only when the Advisor believes the risks associated with such investments are minimal.

      REPURCHASE AGREEMENTS. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most

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

recently published financial statements) and from registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Advisor will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

      If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      POLICIES AND LIMITATIONS: Such assets will include U.S. government securities or other liquid high quality debt securities in the case of the Money Market Funds and Bond Funds or other liquid, high-grade debt securities, in the case of Value Fund, Small Cap Fund, Mid Cap Fund, Balanced Fund, Select Equity Fund, and Enhanced Market Fund.

      U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

      Such other obligations may include securities issued by (i) the Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. government; (ii) the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Banks ("FHLB"), which are supported by the right of the issuer to borrow from the U.S. Treasury; (iii) the Federal Farm Credit Bank ("FFCB") and the Tennessee Valley Authority ("TVA"), which are supported only by the credit of the issuer; and
(iv) the Private Export Funding Corporation ("PEFCO"), which may be guaranteed by the Export-Import Bank of the U.S. ("Exim Bank"), and agency of the U.S. which is supported by the full faith and credit of the U.S. government. The Funds also invest in U.S. Treasury obligations. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Advisor believes that the credit risk with respect thereto is minimal.

      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs. Securities issued by GNMA are supported by the full faith and credit of the U.S. government.

      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest. Securities issued by FNMA are supported by the right of the issuer to borrow from the U.S. Treasury.

      FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government. Securities issued by FHLMC are supported by the right of the issuer to borrow from the U.S. Treasury.

      STUDENT LOAN MARKETING ASSOCIATION (SLMA). SLMA is a federally chartered government sponsored enterprise ("GSE") and wholly-owned subsidiary of SLM Corporation. The GSE was established in 1972 as a for-profit corporation under an Act of Congress for the purpose of creating a national secondary market in federal student loans. SLM Corporation obtained congressional and shareholder approval to transform from a GSE to a private sector corporation and in 1997, SLM Corporation was formed as a Delaware corporation. To complete the "privatization, "under the Student Loan Marketing Association Reorganization Act of 1996, the GSE must dissolve by September 30, 2008. SLM Corporation expects the dissolution by September 30, 2006. SLM Corporation's business is to provide a broad array of education credit and related services to the education community including student loan origination, student loan and guarantee servicing, and debt management and collection services. The majority of the earnings are generated from the spread between the yield they receive on their management portfolio of student loans and the cost of funding the loans.
Securities issued by SLMA are supported by the right of the issuer to borrow from the U.S. Treasury.

      FEDERAL HOME LOAN BANKS (FHLBs). The FHLBs operate pursuant to authority granted by Congress in the Federal Home Loan Bank Act. They are institutions which were government owned at their inception and became entirely privately owned in 1951. In a 1987 letter to the Internal Revenue Service, the SEC staff concluded that obligations in FHLBs qualify as government securities within the meaning of Section 2(a)(16) of the 1940 Act. The Federal Home Loan Bank System was created in 1932 by the Federal Home Loan Bank Act to restore confidence in the nation's financial institutions and to improve the supply of funds to local lenders that, in turn, finance loans for home mortgages. This was a response to the economic depression which had undermined the banking system and created the need for a credit system to ensure the availability of funds for home financing. Since 1989, the Federal Home Loan Bank System's public policy mission has been expanded to include Affordable Housing and Community Development lending. The FHLBs use the Office of Finance to fund their operations. The FHLB System has a Triple-A credit rating and is a GSE. Securities issued by FHLBs are supported by the right of the issuer to borrow from the U.S. Treasury.

      FEDERAL FARM CREDIT BANK ("FFCB"). The Farm Credit System is a nationwide network of borrower-owned lending institutions and specialized service organizations. The System is the oldest of the GSEs, created when Congress established in 1916 authority for certain predecessor entities. Throughout its long history, the fundamental purpose of the System has remained the same: to provide American agriculture with a source of sound, dependable credit at competitive rates of interest. The Farm Credit Debt Securities are the general unsecured joint and several obligations of the FFCBs only. In the event of a default by a FFCB on an insured debt obligation for which that FFCB is primarily liable, the Farm Credit System Insurance Corporation must expend amounts in the Farm Credit Insurance Fund to the extent necessary to insure the timely payment of principal of and interest on the debt obligation, and the provisions of the Farm Credit Act providing for joint and several liability of the FFCBs on the debt obligation cannot be invoked until the amounts in the Insurance Fund have been exhausted. However, because of other mandatory and permissive uses of the Insurance Fund specified in the Farm Credit Act, there is no assurance that there will be sufficient funds available in the Insurance Fund. Securities issued by FFCB are supported only by the credit of the issuer.

      TENNESSEE VALLEY AUTHORITY ("TVA"). The TVA is a corporation created by Congress by Act of May 18, 1933. All functions of the TVA are vested in a Board of Directors, the members of which are appointed by the President of the United States, with the consent of the Senate. The TVA is an instrumentality and agency of the U.S. government for the purpose of executing its constitutional powers. Accordingly, the securities issued or guaranteed by the TVA qualify as government securities under Section 2(a)(16) of the 1940 Act. The TVA is supported only by the credit of the issuer. Securities issued by TVA are supported only by the credit of the issuer.

      EXPORT-IMPORT BANK OF THE UNITED STATES (Exim Bank) The Exim Bank is the official export credit agency of the United States. Exim Bank's financing products help U.S. companies to compete in the global marketplace. Exim Bank assumes the credit and country risks that the private sector is unable or unwilling to accept and provides financing to counter foreign government-supported export financing. Exim Bank provides pre-export financing, financing for foreign buyers of U.S. goods and services, and insurance to protect against buyer nonpayment. The Exim Bank is supported by the full faith and credit of the U.S. government.

      WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Funds may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.

      When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

      POLICIES AND LIMITATIONS: Each of Value Fund, Small Cap Fund, Balanced Fund, Select Equity Fund, and Enhanced Market Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

      ASSET-BACKED SECURITIES. The Funds may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables. Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

      Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

      Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization.

      POLICIES AND LIMITATIONS: High Quality Bond Fund and Limited Term Bond Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the four highest rating categories by an NRSRO or, if unrated, found by the Advisor under guidelines established by the Board to be of comparable quality. Asset-backed securities purchased by Institutional Money Market Fund are subject to the same quality requirements as other securities purchased by the Fund.

      MORTGAGE-RELATED SECURITIES. Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount.

      POLICIES   AND   LIMITATIONS:   Government   Income   Fund  may   purchase
mortgage-related securities at a premium or at a discount.

      MORTGAGE-RELATED SECURITIES ISSUED BY NONGOVERNMENTAL ENTITIES. The Funds may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Advisor determines that the securities meet Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid,
securities   issued  by  certain  private   organizations  may  not  be  readily
marketable.

      POLICIES AND LIMITATIONS: Government Income Fund and Capital Growth Fund will not purchase mortgage-related securities or any other assets which in the Advisor's opinion are illiquid, if as a result, more than 15% of the value of Government Income Fund's or more than 10% of the value of Capital Growth Fund's net assets will be illiquid.

      COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the SEC has determined that certain issuers of CMOs are investment companies for purposes of the 1940 Act.

      CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.

      Stripped Mortgage Securities held by the Funds will be considered liquid securities only under guidelines established by the Board, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

      In reliance on a recent staff interpretation, the Funds' investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs or REMICs that do not meet the above requirements, the Funds' investment in such securities will be subject to the limitations on its investment in investment company securities. See "Investment Company Securities" in this SAI.

      The Funds expect that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with each Fund's investment objective, policies and quality standards, consider making investments in such new types of securities.

      CONVERTIBLE SECURITIES. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Each Fund other than the Balanced Fund may invest in convertible securities rated "BBB" or higher by an NRSRO at the time of investment, or if unrated, of comparable quality. The Balanced Fund may invest in convertible securities rated "A" or higher by an NRSRO or, if unrated, of comparable quality. If a convertible security falls below these minimum ratings after a Fund has purchased it, a Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

      Securities which are rated "BB" or lower by S&P or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to this SAI.

      Corporate debt obligations that are not determined to be investment-grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of a Fund's investment objective may be more dependent on the Advisor's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. The Advisor attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

      Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

      The Funds will exchange or convert the convertible securities held in portfolio into shares of the underlying common stock in instances in which, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objectives. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

      As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

      CALLS. The Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be issued by the Options Clearing Corporation and may or may not be listed on a National Securities Exchange. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Advisor's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

      A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

      Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike when a Fund owns securities not subject to an option, these Funds will not have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

      The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

      Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

      Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

      PUTS. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

      The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

      Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax-Exempt Money Market Fund's assets pursuant to Rule 2a-7 under the 1940 Act. See "Variable and Floating Rate Notes" and "Valuation of the Money Market Funds" in this SAI.

      The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Advisor's opinion, present minimal credit risks.

      POLICIES AND LIMITATIONS: Tax-Exempt Bond Funds may acquire "puts" with respect to Municipal Securities (defined herein) held in their portfolios, Balanced Fund, and Taxable Bond Funds may acquire "puts" with respect to debt securities held in their portfolios, and Equity Funds may acquire "puts" with respect to equity securities held in their portfolios.

      Limited Term Bond Fund will acquire puts solely to shorten the maturity of the underlying debt security.

      The Bond Funds and Equity Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

      International Equity Fund, Large Cap Fund, and Capital Growth Fund may write covered put options in respect of specific securities in which the Funds may invest and write covered call and put option contracts. The principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

      FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) to commit funds awaiting investment, to maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

      Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

      Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

      When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

      Successful use of futures by the Funds is also subject to the Advisor's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

      Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

      Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

      The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      INVESTMENT COMPANY SECURITIES. Each Fund may invest in shares of other investment companies. These registered investment companies may include money market funds of AmSouth Funds or shares of other registered investment companies for which the Advisor or Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the 1940 Act and that invest exclusively in money market instruments. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

      EXCHANGE-TRADED FUNDS. The Funds may invest in shares of exchange-traded investment companies (collectively, "ETFs") which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares") and iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or a registered or unregistered investment company, or represent undivided ownership interest in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, an in the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

      The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

      SECURITIES LENDING. A Fund may lend up to 33% of its total assets to other financial institutions if (i) the practice and risks are fully disclosed in the prospectus, (ii) procedures are adopted by the Board and approved annually,
(iii) collateral is received and maintained in a segregated account and is at least equal in value to the securities lent, (iv) securities lending agreements are executed and maintained by the Adviser and a custodian on behalf of the Fund, (v) securities on loan and income from securities lending activities are disclosed and reported in the Fund's financial statements to shareholders, (vi) separate account records are maintained reflecting this lending activity, and
(vii) collateral received consists of securities eligible for purchase by the fund, or cash. The Board has approved securities lending guidelines for the Funds.

      SHORT-TERM TRADING. The Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

      SHORT-SELLING. The Funds may engage in short selling transactions. In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of the Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of the Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

      MUNICIPAL SECURITIES. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a Preference Item. Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, interest on private activity bonds may be a Preference Item and, thus, may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities if they do not have this effect.

      Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, tax exempt commercial paper, construction loan notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term

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

maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

      Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority that provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

      The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board to be in the best interests of the Fund.

      An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

      Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Advisor will not review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.

      POLICIES AND LIMITATIONS: Under normal market conditions, Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund, Tennessee Tax-Exempt Fund and High Quality Municipal Bond Fund will be primarily invested in bonds (and, in the case of the Tax-Exempt Money Market Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, Tax-Exempt Money Market Fund will invest at least 80% of its total assets, High Quality Municipal Bond Fund will invest at least 80% of its net assets, and Florida Tax-Exempt Fund will invest at least 80% of its net assets in Municipal Securities, the interest on which is not treated as a tax preference item for purposes of the federal alternative minimum tax ("Preference Item"). For these purposes, net assets include net assets plus borrowings.

      Municipal Securities purchased by Tax-Exempt Money Market Fund may include rated and unrated variable and floating rate tax-exempt notes, that may have a stated maturity in excess of one year but that will, in such event, be subject to a demand feature that will permit the Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or
(ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Exempt Money Market Fund will approximate their par value.

      Although Florida Tax-Exempt Fund and High Quality Municipal Bond Fund do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Advisor. To the extent that a Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.

      Florida Tax-Exempt Fund and High Quality Municipal Bond Fund may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios.
Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

      FLORIDA TAX-EXEMPT FUND AND HIGH QUALITY MUNICIPAL BOND FUND. Each Fund may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The Advisor will review the quality of master demand notes at least quarterly and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.

      Each Fund may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Advisor under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.

      Each Fund may acquire zero-coupon obligations. Zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous.

      An increase in interest rates will generally reduce the value of the investments in the Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.

      POLICIES AND LIMITATIONS: Each Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed, as a percentage of total assets, 20% of the value of Florida Tax-Exempt Fund and 25% of High Quality Municipal Bond Fund.

      TENNESSEE TAX-EXEMPT FUND. Municipal Securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Securities and purchased and sold separately.

      Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

      The Fund may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Funds may invest may contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the SEC currently considers certain lease obligations to be illiquid. The Board have established guidelines for the Advisor to determine the liquidity and appropriate valuation of lease obligations based on factors that include: (1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

      The Fund may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.

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

      The Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

      HIGH QUALITY MUNICIPAL BOND FUND - CONCENTRATION IN ALABAMA ISSUERS. High Quality Municipal Bond Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a Preference Item for purposes of the federal alternative minimum tax for individuals ("Alabama Municipal Securities"). Because of the relatively small number of issuers of Alabama Municipal Securities, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Fund's Shares.

      GENERAL ECONOMIC CHARACTERISTICS OF ALABAMA. Alabama ranks twenty-third in the nation in total population, with over four million residents in 2000. Its economy has historically been based primarily on agriculture, textiles, mineral extraction and iron and steel production, although the state has diversified into health care related industries and other service-oriented sectors. Overall job growth rate was -1.1% in 2001. Alabama's per capita income in 2000 was $23,521, 79.8% of U.S. per capita income. Currently Alabama's general obligations are rated Aa3 by Moody's and AA by S&P.

      BALANCED BUDGET AND PRO-RATION PROCEDURES. Section 213 of the Constitution of Alabama, as amended, requires that annual financial operations of Alabama must be on a balanced budget. The Constitution also prohibits the state from incurring general obligation debt unless authorized by an amendment to the Constitution. Amendments to the Constitution have generally been adopted through a procedure that requires each amendment to be proposed by a favorable vote of three-fifths of all the members of each house of the Legislature and thereafter approved by a majority of the voters of the state voting in a statewide election.

      Alabama has statutory budget provisions which create a proration procedure in the event that estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for such fiscal year. The Alabama state budget is composed of two funds - the General Fund and the Education Fund. Proration of either Fund is possible in any fiscal year, and proration may have a material adverse effect on entities dependent on state funding, including certain issuers of Alabama Municipal Securities held in the Alabama Fund.

      Court decisions have indicated that certain state expenses necessary for essential functions of government are not subject to proration under applicable law. The Supreme Court of Alabama has held that the debt prohibition contained in the constitutional amendment does not apply to obligations incurred for current operating expenses payable during the current fiscal year, debts incurred by separate public corporations, or state debt incurred to repel invasion or suppress insurrection. The state may also make temporary loans not exceeding $300,000 to cover deficits in the state treasury. Limited obligation debt may be authorized by the legislature without amendment to the Constitution. The state has followed the practice of financing certain capital improvement programs - principally for highways, education and improvements to the State Docks - through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of the state.

      GENERAL OBLIGATION WARRANTS. Municipalities and counties in Alabama traditionally have issued general obligation warrants to finance various public improvements. Alabama statutes authorizing the issuance of such interest-bearing warrants do not require an election prior to issuance. On the other hand, the Constitution of Alabama (Section 222) provides that general obligation bonds may not be issued without an election.

      The Supreme Court of Alabama validated certain general obligation warrants issued by the City of Hoover, reaffirming that such obligations did not require an election under Section 222 of the Constitution of Alabama. In so holding, the Court found that warrants are not "bonds" within the meaning of Section 222. According to the Court, warrants are not negotiable instruments and transferees of warrants cannot be holders in due course. Therefore, a transferee of warrants is subject to all defenses that the issuer of such warrants may have against the transferor.

      County boards of education may borrow money by issuing interest-bearing warrants payable solely out of such board's allocated or apportioned share of specified tax. The county board's apportioned share of such tax may be diminished upon the establishment of a city school system, which could jeopardize the payment of the county board's warrants.

      LIMITED TAXING AUTHORITY. Political subdivisions of the state have limited taxing authority. Ad valorem taxes may be levied only as authorized by the Alabama Constitution. In order to increase the rate at which any ad valorem tax is levied above the limit otherwise provided in the Constitution, the proposed increase must be proposed by the governing body of the taxing authority after a public hearing, approved by an act of the Alabama Legislature and approved at an election within the taxing authority's jurisdiction. In addition, the Alabama Constitution limits the total amount of state, county, municipal and other ad valorem taxes that may be imposed on any class of property in any one tax year. This limitation is expressed in terms of a specified percentage of the market value of such property.

      Specific authorizing legislation is required for the levy of taxes by local governments. In addition, the rate at which such taxes are levied may be limited to the authorizing legislation or judicial precedent. For example, the Alabama Supreme Court has held that sales and use taxes, which usually comprise a significant portion of the revenues for local governments, may not be levied at rates that are confiscatory or unreasonable. The total sales tax (state and local) in some jurisdictions is 9%. State and local governments in Alabama are more dependent on general and special sales taxes than are state and local governments in many states. Because sales taxes are less stable sources of revenue than are property taxes, state and local governments in Alabama may be subject to shortfalls in revenue due to economic cycles.

      PRIORITY FOR ESSENTIAL GOVERNMENTAL FUNCTIONS. Numerous decisions of the Alabama Supreme Court hold that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness.

      FLORIDA TAX-EXEMPT FUND - DIVERSIFICATION AND CONCENTRATION. Florida Tax-Exempt Fund invests primarily in municipal securities of the State of Florida and its political subdivisions that provide income exempt from federal income tax and Florida intangible personal property tax ("Florida Municipal Securities"). The Fund invests in Florida municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality). The Fund may purchase securities of any maturity.

      Florida Tax-Exempt Fund is a non-diversified fund under the 1940 Act and may concentrate its investments in the securities of a limited number of issuers. However, the Fund must comply with the Subchapter M diversification requirements. Because of the relatively small number of issuers of Florida Municipal Securities, the Florida Tax-Exempt Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Florida Tax-Exempt Fund's shares.

      GENERAL ECONOMIC CHARACTERISTICS OF FLORIDA. Florida ranks fourth in the nation in total population, with over 16 million residents in 2002, and has been one of the fastest growing states in the nation. Historically, tourism, agriculture, construction and manufacturing have constituted the most important sectors of the state's economy. Construction activity slows during periods of high interest rates or cyclical downturns. The service sector employs the largest number of people in Florida. While wages in the service sector tend to be lower than in manufacturing and other sectors of the economy, the service sector traditionally has been less sensitive to business cycles. Currently, Florida's general obligations are rated Aa2 by Moody's and AA by S&P.

      The southern and central portions of Florida's economy, in particular, rely heavily on tourism and are sensitive to changes in the tourism industry. For example, tourism in Florida has been adversely affected by publicity regarding violent crimes against tourists, particularly tourists from abroad. Gasoline price hikes and/or shortages from an oil embargo or other oil shortage could severely affect U.S. tourism in the state, which is heavily dependent on automobiles as the primary form of transportation. A decline in tourism following the September 11, 2001 terrorist attacks has significantly reduced state tax revenues.

      South Florida also is susceptible to international trade and currency imbalances due to its geographic location as the gateway to Latin America and its involvement in foreign trade and investment. The central portion of the state is affected by conditions in the phosphate and agriculture industries, especially citrus and sugar. Northern Florida's economy is more heavily tied to military bases, some of which are closing or scaling back as a result of federal budget cutbacks, and the lumber and paper industries.

      The entire state can be affected by severe weather conditions including hurricanes. The impact of severe hurricanes on the fiscal resources of the state and local governments is difficult to assess.

      SOURCES OF STATE AND LOCAL REVENUES. Florida's Constitution prohibits deficit spending by the state for governmental operations. Florida does not have a personal income tax. An amendment to the state's Constitution would be required in order to institute an income tax, and passage of such an amendment is believed to be unlikely due to the relatively large number of retirees living in the state as well as to the general unpopularity of tax increases in the current political climate. A two-thirds approval of voters voting in an election is now required for the addition of any new taxes to the Florida Constitution. The principal sources of state revenues are a 6% sales tax, state lottery, motor fuels tax, corporate income tax, and miscellaneous other revenue sources, including beverage tax and licenses, communications service tax, cigarette tax, documentary stamp taxes and an intangible tax. Dependence on the sales tax may subject state revenues to more volatility than would be the case if Florida had a personal income tax because (i) sales tax collections are adversely affected during recessions and periods when tourism declines, and (ii) enforcing the collection of the tax against internet, mail order and other remote sellers is difficult, eroding the tax base as electronic and other remote sales increase.

      Article VII, Section 5 of the Florida Constitution provides that no tax upon estates or inheritances of natural persons who are residents of Florida shall be levied in excess of the aggregate of amounts which may be allowed to be credited upon or deducted from any similar tax levied by the United States or any other state. The federal credit for state death taxes contained in section 2011 of the Code is currently being phased out and will be eliminated at the end of 2004, causing a significant decrease in Florida tax revenue.

      In November,  2002,  Florida  voters  approved an amendment to Article IX,
Section 1 of the Florida Constitution that may place significant budgetary pressures on state government. The Amendment provides that average public school class sizes must be reduced by two students per year, beginning with the 2003-2004 fiscal year, until the maximum number of students is reduced by the beginning of the 2010 school year to 18 students for pre-kindergarten through grade 3, 22 students for grades 4 through 8, and 25 students for grades 9 through 12. Payment of the costs associated with this class size reduction is declared to be "the responsibility of the state and not of local school districts." Different estimates of the cost of this Amendment over the next 8 years have been put forward, ranging from $8 billion to in excess of $27 billion.

      The  repeal of the state  death tax  credit  and the  public  school  size
Amendment may leave the state legislature no alternatives except levying additional taxes, reducing other services or some combination thereof. Local governments may have pressures to fund any services discontinued by state government.

      Taxation by units of government other than the state is permitted only to the extent that Florida's legislature enacts enabling legislation. The principal sources of county and municipal government revenues are ad valorem property taxes, state revenue sharing, and miscellaneous other revenue sources, including utilities services fees and local option fees. The principal sources of revenues for Florida's school districts are ad valorem property taxes and state revenue sharing, including revenues from a state lottery. The state Constitution imposes millage limits, including a 10-mill limit each on county, municipal and school ad valorem taxes. Effective January 1, 1995, Florida's voters amended the state Constitution to limit annual increases in the assessed value of homestead property to the lesser of 3% of the prior year's assessment or the percentage change in the Consumer Price Index during the preceding calendar year. The limitation on increases in assessment of homestead property could eventually lead to ratings revisions that could have a negative impact on the prices of obligations funded with this source of taxation. However, the effect of the limit will be tempered by reassessments of homestead property at market value when sold.

      Units of state and local government in Florida will continue to face spending pressures due to infrastructure needs for an expanding population, especially in view of growth management laws enacted by Florida's legislature. These laws include concurrency requirements that impose building moratoriums unless roads and other infrastructure are added concurrently with additional commercial or residential developments.

      TYPES OF INDEBTEDNESS. The two principal types of indebtedness issued by state or local units of government in Florida are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by a pledge of the full faith, credit and taxing power of the governmental entity issuing the bonds. They can be issued in Florida only after a referendum in which the voters in the jurisdictional limits of the jurisdiction issuing the bonds approve their issuance. Revenue bonds are payable only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Revenue bonds are not secured by the full faith, credit and taxing power of the governmental issuer.

      MARKET RISK CAUSED BY INTANGIBLE TAX CONSIDERATIONS. As a normal policy, on January 1 of each calendar year Florida Tax-Exempt Fund intends to own only assets which are exempt from the Florida Intangible Tax. Accordingly, it is possible that Florida Tax-Exempt Fund, in disposing of non-exempt assets to meet this policy objective, might sustain losses which might not otherwise be incurred absent this policy of avoiding the Florida Intangible Tax.

      TENNESSEE TAX-EXEMPT FUND - TENNESSEE MUNICIPAL SECURITIES. The average dollar-weighted credit rating of the Municipal Securities held by Tennessee Tax-Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Security in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P and Fitch. The Fund may invest in short-term Municipal Securities which are rated in the two highest categories by Moody's, S&P or Fitch. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Securities purchased and their credit rating without reference to rating subcategories. Tennessee Tax-Exempt Fund also may invest in Municipal Securities which, while not rated, are determined by the Advisor to be of comparable quality to the rated securities in which the Fund may invest.

      Investors in Tennessee Tax-Exempt Fund should consider carefully the special risks inherent in such Funds' investment in Tennessee Municipal Securities. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Tennessee (the "State") and various local agencies, available as of the date of this SAI.

While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

      The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

      Due to the fundamental changes occurring in today's economy and the State's reliance upon sales tax revenues for more than 60% of its income, Tennessee continues to have a difficult time balancing its budget. Tennessee experienced substantial revenue short falls between 1999-2002 which were further exacerbated by the economic slowdown and effects of the September 11 events. In August 2002, an income tax proposal was rejected by the General Assembly which chose instead to raise an estimated $933 million in new revenue through increased sales taxes, increased excise tax, and a litany of other individual taxes to make up for the estimated $390 million shortfall in the 2001-2002 budget and to prevent a shortfall in 2002-2003. Based on projections by the Tennessee Comptroller at the time of the enactment, these tax increases were perceived to be sufficient to carry Tennessee for two to three more years. In addition, the General Assembly created a 15 member independent tax study commission to perform a comprehensive study of the tax structure in Tennessee including state, local, special district and state shared taxes. Review of the state franchise and excise taxes and the current income allocation formulas is specifically included. The Commission will report its findings, recommendations and any proposed legislation to the General Assembly on or before July 1, 2004, at which time the Commission terminates.

      After the General Assembly passed the new budget with the sales tax increase, Moody's, Fitch, and S&P each confirmed the State's debt rating as Aa2, AA and AA respectively. Both Moody's and S&P gave the State a negative outlook.

      Although the tax increases passed in 2002 were perceived to be sufficient to carry the State for two to three years, revenue projections at the beginning of 2003 indicated that the State's revenue was insufficient to meet the State's current rate of spending. Accordingly, the General Assembly in 2003, adopting the Governor's proposal almost in total, was forced to make 9% cuts in the budgets for most State departments in order to balance the 2003-2004 budget.

      Additional stress on the Tennessee budget is expected over the next few years as the State attempts to implement increases in teacher salaries mandated by the Tennessee Supreme Court. SEE TENNESSEE SCHOOL SYSTEMS V. MCWHERTER, M 2001-01957-SC-R3-CV (Tenn. filed Oct. 8, 2002). Projected costs for implementing the Court's decision fall between $50 and $400 million annually depending on the remedy ultimately implemented.

      Anti-income tax sentiment remains very high. Accordingly, with the expected continuing budget problems, it is likely that Tennessee will continue to seek to find new alternative revenue sources in addition to the sales tax increase while efforts to pass an income tax continue. Additionally, since most of Tennessee's non-recurring revenue sources have been depleted, it is unclear where additional sources of revenue will be found except from new or increased taxes.

      For additional information about the financial status of the State of Tennessee, see the Comprehensive Annual Financial Report ("CAFR") available at http:www.state.tn.us/finance/ act/cafr.html.

STRATEGIC PORTFOLIOS

      Each Strategic Portfolio seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Funds") advised by the Advisor, within predetermined allocation ranges, as set forth below. The Advisor makes allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

      Each Strategic Portfolio invests its assets in the Underlying Funds within the allocation ranges (expressed as a percentage of each Strategic Portfolio's assets) indicated below:

                                                           ALLOCATION RANGES
                                                           -----------------
                                                                                      MODERATE
                                        AGGRESSIVE                    GROWTH AND     GROWTH AND
                                          GROWTH         GROWTH         INCOME         INCOME
           UNDERLYING FUND               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
           ---------------               ---------      ---------      ---------     ---------
Value Fund...........................     0-20%           0-15%         0-15%         0-15%
Select Equity Fund...................     0-15%           0-15%         0-10%         0-10%
Enhanced Market Fund.................     0-25%           0-20%         0-15%         0-15%
Large Cap Fund.......................     0-15%           0-15%         0-10%         0-10%
Capital Growth Fund..................     0-20%           0-15%         0-15%         0-15%
Mid Cap Fund.........................     0-15%           0-15%         0-10%         0-10%
Small Cap Fund.......................     0-25%           0-15%         0-10%         0-10%
International Equity Fund............     0-15%           0-15%         0-10%         0-10%
Government Income Fund...............        0%           0-15%         0-20%         0-25%
High Quality Bond Fund...............        0%           0-15%         0-20%         0-25%
Limited Term Bond Fund...............     0-10%           0-15%         0-20%         0-25%
Prime Money Market Fund..............      0-5%            0-5%          0-5%          0-5%


      The Underlying Funds in which a Strategic Portfolio invests, as well as the percentage of a Strategic Portfolio's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders.

      Changes in the net asset value of the Underlying Funds may affect cash income, if any, derived from these investments and will affect a Strategic Portfolio's net asset value. Because each Strategic Portfolio invests primarily in other mutual funds, which fluctuate in value, each Strategic Portfolio's shares will correspondingly fluctuate in value. Although the Strategic

Portfolios normally seek to remain substantially fully invested in the Underlying Funds, each Strategic Portfolio may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Strategic Portfolio also may borrow money for temporary or emergency purposes.

      The 1940 Act permits the Strategic Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), as the Strategic Portfolios and the Underlying Funds, provided that the Strategic Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES

      The following investment restrictions are fundamental, which means that they cannot be changed with respect to a particular Fund without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities. (See "Additional Information - Miscellaneous"). If any percentage restriction described herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction. The first two restrictions apply to each Fund.

UNDERWRITING
------------

      No Fund may underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

COMMODITIES
-----------

      No Fund may purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the Small Cap Fund, Enhanced Market Fund, Select Equity Fund, International Equity Fund, Mid Cap Fund, Capital Growth Fund, Large Cap Fund, and Tennessee Tax-Exempt Fund which may purchase futures contracts), or real estate (although investments by all of the Funds except the Treasury Reserve Money Market Fund in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Small Cap Fund, Enhanced Market Fund, Select Equity Fund, Mid Cap Fund and Large Cap Fund.)

DIVERSIFICATION
---------------

PRIME MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND AND TAX-EXEMPT MONEY MARKET FUND

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Fund's total assets may be invested without regard to such 5% limitation.

For the PRIME MONEY MARKET FUND and INSTITUTIONAL MONEY MARKET FUND, there is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

For the TAX-EXEMPT MONEY MARKET FUND, for purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, HIGH QUALITY MUNICIPAL BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, MID CAP FUND, LARGE CAP FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

For the purposes of this restriction, there is no limit to the percentage of assets that may be invested in securities of other investment companies for the MID CAP FUND, LARGE CAP FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH and INCOME PORTFOLIO.

INDUSTRY CONCENTRATION
----------------------

PRIME MONEY MARKET FUND AND INSTITUTIONAL MONEY MARKET FUND

      Neither Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that
      (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, bank certificates of deposit or bankers'
      acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

TAX-EXEMPT MONEY MARKET FUND

      The Fund may not purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

For the TAX-EXEMPT MONEY MARKET FUND, this limitation shall not apply to Municipal Securities; and for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.


HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, HIGH QUALITY MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, Treasury Reserve Money Market, International Equity Fund, Mid Cap Fund, Capital Growth Fund, Large Cap Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio:

      No Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that
      (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

For the HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, FLORIDA TAX-EXEMPT FUND, HIGH QUALITY MUNICIPAL BOND FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH and INCOME PORTFOLIO, and MODERATE GROWTH and INCOME PORTFOLIO, there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user.

For the AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH AND INCOME PORTFOLIO, there is no limitation with respect to registered investment companies.

TENNESSEE TAX-EXEMPT FUND AND TREASURY RESERVE MONEY MARKET FUND

      No Fund may purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

BORROWING
---------

PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

      No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. In addition, the Funds are permitted to participate in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto.

FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, SELECT EQUITY FUND AND HIGH QUALITY MUNICIPAL BOND FUND


      No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing (33 1/3 % with respect to the Select Equity Fund.) A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

SENIOR SECURITIES

International Equity Fund, Mid Cap Fund, Large Cap Fund, Capital Growth Fund, Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Tennessee Tax-Exempt Fund, and Treasury Reserve MONEY MARKET Fund

      No Fund may issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

PUT AND CALL OPTIONS
--------------------

TAX-EXEMPT MONEY MARKET FUND

      The Fund may not acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax-Exempt Money Market Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax-Exempt Money Market Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction and the investment restriction below, a put will be considered to be from the party to whom the Tax-Exempt Money Market Fund will look for payment of the exercise price.

      The Fund may not acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value.

FLORIDA TAX-EXEMPT FUND AND HIGH QUALITY MUNICIPAL BOND FUND

      The Funds may not write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.

PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, TREASURY RESERVE MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, FLORIDA TAX-EXEMPT FUND AND HIGH QUALITY MUNICIPAL BOND FUND

      May not write or purchase call options.

VALUE FUND, SMALL CAP FUND, BALANCED FUND, HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, HIGH QUALITY MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, AND INSTITUTIONAL MONEY MARKET FUND

      No Fund may write put options.

PRIME MONEY MARKET FUND, VALUE FUND, AND INSTITUTIONAL MONEY MARKET FUND

      No Fund may purchase put options.

LENDING

VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, PRIME MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

      No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements. In addition, the Funds are permitted to participate in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto.

FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, HIGH QUALITY MUNICIPAL BOND FUND, AND SELECT EQUITY FUND

      No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.


U.S. GOVERNMENT SECURITIES
--------------------------

TREASURY RESERVE MONEY MARKET FUND

      The Fund may not invest in  securities  other  than those  issued or
      guaranteed   by   the   U.S.   government   or   its   agencies   or
      instrumentalities or repurchase agreements related thereto.

COMMON STOCK
------------

PRIME MONEY MARKET FUND AND INSTITUTIONAL MONEY MARKET Fund

      The Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds.

PLEDGING SECURITIES
-------------------

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, SELECT EQUITY FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE MONEY MARKET FUND

      No Fund may mortgage, pledge or hypothecate any assets except in connection with any borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of its borrowing.


FLORIDA TAX-EXEMPT FUND, GOVERNMENT INCOME FUND, AND HIGH QUALITY MUNICIPAL BOND FUND


      No Fund may mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing.

NON-FUNDAMENTAL INVESTMENT POLICIES

      The following investment policies are non-fundamental and may be changed by a vote of the majority of the Board. The first four policies apply to each Fund.

MARGIN TRANSACTIONS
-------------------

      No Fund may purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and except that a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

SHORT SALES
-----------

      No Fund may sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short); however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

OTHER INVESTMENT COMPANIES
--------------------------

      Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act or SEC order.

RESTRICTED SECURITIES AND REPURCHASE AGREEMENTS
-----------------------------------------------

      No Fund may invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

PLEDGING SECURITIES
-------------------

MONEY MARKET FUNDS, INSTITUTIONAL MONEY MARKET FUND, HIGH QUALITY BOND FUND, LIMITED TERM BOND FUND, VALUE FUND, SMALL CAP FUND, AND BALANCED FUND

      No Fund may pledge its assets except in connection with any permitted borrowings. However, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

DIVERSIFICATION
---------------

INTERNATIONAL EQUITY FUND, CAPITAL GROWTH FUND, TENNESSEE TAX-EXEMPT FUND AND FLORIDA TAX-EXEMPT FUND

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

PUT OPTIONS
-----------

SMALL CAP FUND

      The Small Cap Fund may not write or purchase put options.

                               PORTFOLIO TURNOVER

      The portfolio turnover rate for a Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Money Market Funds is expected to be zero percent for regulatory purposes.

      For the fiscal years ended July 31, 2004 and July 31, 2003, the portfolio turnover rate for Balanced Fund was ______% and 116.42%, respectively, for the common stock portion of its portfolio and _____% and 29.15%, respectively, for the other portion of its portfolio.

      For the other Funds, the portfolio turnover rate for the fiscal year ended July 31, 2004 and July 31, 2003 were as follows:


FUND                                                          2004          2003
----                                                          ----          ----
Balanced Fund.............................................                85.88%
Enhanced Market Fund......................................                26.52%
Value Fund................................................               116.53%
Select Equity Fund........................................                 7.85%
Small Cap Fund............................................               220.88%
High Quality Bond Fund....................................                33.13%
Government Income Fund....................................                28.26%
Limited Term Bond Fund....................................                31.99%
Florida Tax-Exempt Fund...................................                 6.17%
High Quality Municipal Bond Fund..........................                 7.21%
International Equity Fund.................................                17.93%
Mid Cap Fund..............................................                59.03%
Capital Growth Fund.......................................               151.44%
Large Cap Fund............................................                 6.69%
Tennessee Tax-Exempt Fund.................................                20.67%
Aggressive Growth Portfolio...............................               100.45%
Growth Portfolio..........................................               127.69%
Growth and Income Portfolio...............................               135.23%
Moderate Growth and Income Portfolio......................               136.11%

      The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and, in the case of Tax-Exempt Money Market Fund, Florida Tax-Exempt Fund, High Quality Municipal Bond Fund and Tennessee Tax-Exempt Fund, by requirements which enable these Funds to receive certain favorable tax treatments. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

      The Florida Tax-Exempt Fund, High Quality Municipal Bond Fund and Tennessee Tax-Exempt Fund will not purchase securities solely for the purpose of short-term trading. The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the Advisor believes investment considerations warrant such sale or purchase. However, the portfolio turnover rate for each of Florida Tax-Exempt Fund, High Quality Municipal Bond Fund and Tennessee Tax-Exempt Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders. To the extent portfolio turnover results in the realization of short-term capital gains, such gains will generally be taxed to shareholders at ordinary income tax rates.

                                    VALUATION

PRICING OF FUND SHARES - HOW NAV IS CALCULATED

      The price of a Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                    NAV =
          Total Assets - Liabilities
          --------------------------
          Number of Shares Outstanding

Generally, for other than the Money Market Funds, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.

      The NAV of each Fund and of the Shares of each Fund is determined at the times indicated below (each a "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the NYSE is open for trading, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, each Fund may elect in its own discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

PRICING OF MONEY MARKET FUND SHARES

      The per share NAV for each Fund is determined and its shares are priced twice a day on each day the Federal Reserve Bank of New York is open. The NAV for the Prime Money Market Fund and Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the NYSE. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Federal Reserve Bank of New York is closed due to an emergency.

      For the Prime Money Market Fund and Treasury Reserve Money Market Fund, orders received prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

      For the Tax-Exempt Money Market Fund, orders received prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

      Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

PRICING OF EQUITY FUND, BOND FUND AND HYBRID FUND SHARES

      Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

      Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge. This is what is known as the offering price.

      Each Fund's securities are generally valued at the latest available sales price. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by a Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular exchange on which a security is traded and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Funds may value the security using fair value pricing. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem fund shares.

VALUATION OF THE MONEY MARKET FUNDS

      The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

      Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to maturity dates) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Board has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share (the "Mark to Market"). In performing the Mark to Market, securities for which market quotations are not readily available and other assets will be valued at fair value and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

      In the event such deviations exceeds one half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND HYBRID FUNDS

         The Funds value equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Funds use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. The prospectuses for the registered investment companies in which the Funds invest explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

         Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, fair value pricing may be used to determine the value of a portfolio security if there has been a "significant event," which, under the Funds' procedures is an event that has materially affected the value of the security. When determining whether a significant event has occurred there must be a reasonably high degree of certainty that an event actually has caused the closing market price of the securities to no longer reflect their value at the time set for the Fund's NAV calculation.

         Fair value pricing generally will be used if the exchange on which a portfolio security is principally traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's NAV calculation. Fair value pricing also may be used when: (1) governmental actions affect securities in one sector, country or region in a particular way, (2) natural disasters or armed conflicts affect a country or region, or (3) there are significant domestic or foreign market fluctuations.

         The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Trust's foreign equity securities in the wake of certain significant events.

         Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem Fund shares.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares in each Fund are sold on a continuous basis by BISYS Fund Services ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, you may purchase Shares through banks, brokers and other investment representatives which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling Shares ("Financial
Institutions"). Customers purchasing Shares may include officers, trustees, directors, or employees of AmSouth Bank or its correspondent banks.

PURCHASE OF SHARES

      PUBLIC OFFERING PRICE. The public offering price of Class A Shares (except Money Market Fund Class A Shares) is their net asset value computed after the sale plus a sales charge which varies based upon the number of Shares purchased. The public offering price of Money Market Fund Class A Shares, Class B Shares and Class I Shares is their net asset value computed after the sale. The public offering price for these Shares is calculated by dividing their net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Shareholder Information -Pricing of Fund Shares" in the relevant Prospectuses). The public offering price of the Institutional Class 1, Institutional Class 2, and Institutional Class 3 Shares is their net asset value per Share, as next computed after an order is received.

      The  table  below  sets  forth  the  required  minimum   investments  when
purchasing shares directly from BISYS:

                                     MINIMUM INITIAL       MINIMUM SUBSEQUENT
ACCOUNT TYPE                           INVESTMENT              INVESTMENT
--------------------------------------------------------------------------------

CLASS A SHARES AND CLASS B SHARES
Regular                                  $1,000                    $0
Automatic Investment Plan                 $250                    $100
--------------------------------------------------------------------------------

CLASS I SHARES
Regular                                  $1,000                    $0
Retirement Account                        $250                     $50
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS 1 SHARES           $3,000,000                  $0
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS 2 SHARES            $500,000                   $0
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS 3 SHARES             $50,000                   $0
--------------------------------------------------------------------------------

      AUTOMATIC INVESTMENT PLAN. The Funds allow an investor to make automatic investments in Class A Shares and Class B Shares of the Funds from his or her bank account, through payroll deduction or from his or her federal employment, Social Security or other regular government checks. Automatic investments can be made for $100 once the initial required minimum of $250 has been invested to open the account. (see "Automatic Investment Plan" in the relevant Prospectuses and in the section entitled "Additional Information Regarding Brokers" below for more information.)

REDEMPTION OF SHARES

      A shareholder may sell his or her Shares at any time. The redemption sales price will be the next net asset value after his or her sell order is received by the Fund, its transfer agent, or investment representative. Normally, a shareholder will receive his or her proceeds within a week after a redemption request is received.

      SUSPENSION OF REDEMPTION REQUESTS. The right to redeem Fund Shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Funds to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Funds' shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, a shareholder may withdraw his or her offers of redemption, or they will receive payment at the net asset value per share in effect at the close of business on the first day the NYSE is open after termination of the suspension

      The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (see "Selling Your Shares" in the relevant Prospectus for instruction on how to redeem Fund Shares.)

      REDEMPTION IN KIND. Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the redeemed shares. When a shareholder converts these securities to cash, he or she will pay brokerage charges.

      In March 2003, the Board adopted procedures permitting the Funds to satisfy redemption requests from an affiliated person by means of an in-kind distribution of portfolio securities. In accordance with the procedures, the Board, including a majority of the Independent Trustees, determines quarterly that all redemptions in-kind to affiliated shareholders made during the preceding quarter (if any): (i) were effected in accordance with those procedures; (ii) did not favor the affiliated shareholder to the detriment of any other shareholder; and (iii) were in the best interests of the distributing Fund. The Trust's Procedures Related to the Processing of In-Kind Redemption Requests with Affiliated Persons allow the Funds to respond to large redemption requests in a timely and efficient manner.

      CLASS A SHARES - SALES CHARGES

      SALES CHARGES - CLASS A SHARES (EXCEPT FOR THE MONEY MARKET FUNDS CLASS A SHARES). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth below, and in each Fund's

Prospectus applies to purchases of Shares of such a Fund made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 18; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

      A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more Funds or by combining a current purchase of Class A Shares of a Fund with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus (ii) the dollar amount of purchases of the Purchaser's combined holdings of all Class A Shares in any Fund. The "Purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the Purchaser, the Purchaser's spouse, children under the age of 18, the Purchaser's retirement plan accounts and sole proprietorship accounts that the Purchaser may own. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

The current sales charge rates for Class A Shares are as follows:

EQUITY FUNDS AND HYBRID FUNDS
                          SALES CHARGE      SALES CHARGE      COMMISSION AS A
                           AS A % OF         AS A % OF         PERCENTAGE OF
YOUR INVESTMENT          OFFERING PRICE   YOUR INVESTMENT      OFFERING PRICE
---------------          --------------   ---------------      --------------
Up to $49,999........          5.50%            5.82%                5.00%
$50,000 up to $99,999          4.50%            4.71%                4.00%
$100,000 up to $249,999        3.50%            3.63%                3.25%
$250,000 up to $499,999        2.50%            2.56%                2.25%
$500,000 up to $999,999        1.50%            1.52%                1.25%
$1,000,000 and above(1)        0.00%            0.00%                0.00%
                               -----            -----                -----

BOND FUNDS
                            SALES CHARGE       SALES CHARGE     COMMISSION AS A
                              AS A % OF         AS A % OF        PERCENTAGE OF
YOUR INVESTMENT            OFFERING PRICE    YOUR INVESTMENT    OFFERING PRICE
---------------            --------------    ---------------    --------------
Up to $99,999........            4.00%             4.17%             4.00%
$100,000 up to $249,999          3.00%             3.09%             3.00%
$250,000 up to $499,999          2.00%             2.04%             2.00%
$500,000 up to $999,999          1.00%             1.01%             1.00%
$1,000,000 and above(1)          0.00%             0.00%             0.00%
                                 -----             -----             -----

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of a shareholder's cost for the shares or their net asset value at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may also pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of another mutual fund complex within 30 days of redemption, only if the investor paid a front-end sales charge.

      REINSTATEMENT PRIVILEGE. If a shareholder has sold Class A Shares and decides to reinvest in the Fund within a 90-day period, he or she will not be charged the applicable sales charge on amounts up to the value of the shares that were originally sold. To take advantage of this reinstatement privilege, a shareholder must provide a written request for reinstatement and payment within 90 days of the date his or her instructions to sell were processed.

      SALES CHARGE REDUCTIONS. Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, a shareholder may qualify for reduced sales charges under the following circumstances.

     o LETTER OF INTENT. An investor may qualify for reduced initial sales charges by completing a letter of intent. The letter of intent confirms in writing that an investor intends to purchase enough shares over a 13-month period to qualify for a reduced sales charge. The investor is required to include a minimum of 5% of the total amount he or she intends to purchase with the letter of intent.

     o RIGHTS OF ACCUMULATION. A shareholder may qualify for reduced initial sales charges based upon his or her existing investment in a Fund at the time of the proposed purchase. When the value of shares a shareholder already owns plus the amount he or she intends to invest reaches the amount needed to qualify for reduced sales charges, the shareholder's added investment will qualify for the reduced sales charge. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by ____________. To be eligible for the right of accumulation, shares of the Funds must be held in _________________.

     o COMBINATION PRIVILEGE. A shareholder may qualify for reduced initial sales charges through a combination privilege. The Combination Privilege allows a shareholder to combine accounts of multiple Funds or accounts of immediate family members (spouse and children under 21) to achieve reduced sales charges.

      In order to obtain a sale charge reduction you may need to provide the Distributor or your investment representative with information regarding shares held in other accounts which may be eligible for aggregation. When informing the Distributor or investment representative it may be necessary to provide information or records regarding shares of the Funds held in
      (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

      SALES CHARGE WAIVERS. The following purchases of Class A Shares qualify for waivers of sales charges:

     o   Shares  purchased  by  investment   representatives  through  fee-based
         investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o   Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Code (not individual retirement accounts ("IRAs")).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption if the investor paid a front-end sales charge.

      You must, at the time of purchase, give the Transfer Agent, Distributor or investment representative sufficient information to permit confirmation of your qualification for a sales charge waiver. In certain circumstances, the Transfer Agent, Distributor or investment representative may not be able to confirm that your investment qualifies for a specific waiver and the Class A sales charge will be deducted from your investment.

      CLASS B SHARES - CONTINGENT DEFERRED SALES CHARGES

      CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES. Class B Shares are offered at net asset value, without any upfront sales charge. Therefore, all the money a shareholder invests is used to purchase Shares. However, if a shareholder sells his or her Class B Shares before the sixth anniversary, he or she will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based on the lower of the net asset value at the time of purchase or the net asset value at the time of redemption according to the schedule below. A CDSC is not charged on reinvested dividends or other distributions. If an investor sells some but not all of his or her Shares, certain Shares not subject to the CDSC (i.e. Shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically the Shares held for the longest period of time.) The maximum permitted to invest for Class B purchases is $99,999.

YEARS SINCE PURCHASE  CDSC AS A PERCENTAGE OF THE DOLLAR  AMOUNT  SUBJECT TO THE CHARGE
         0-1                                    5.00%
         1-2                                    4.00%
         2-3                                    3.00%
         3-4                                    3.00%
         4-5                                    2.00%
         5-6                                    1.00%
     more than 6                                 None

      CONVERSION FEATURE - CLASS B SHARES. Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase. The dollar value of Class A Shares received will equal the dollar value of the Class B Shares converted. After conversion, an investor's shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase his or her investment return compared to the Class B Shares. An investor will not pay any sales charges or fees when his or her Shares convert from Class B Shares to Class A Shares, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one Fund which he or she exchanged for Class B Shares of another Fund, the holding period will be calculated from the time of the original purchase of Class B Shares.

      CDSC WAIVERS. The CDSC on Class B Shares will be waived under certain circumstances, including the following:

         o Redemptions from accounts following the death or disability of a shareholder.

         o     Returns of excess contributions to retirement plans.

         o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

         o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

         o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

      CLASS I SHARES

No Sales Charges.

      MONEY MARKET FUNDS

No Sales Charges.

      Class A Shares of the Money Market Funds are sold at their net asset value per share, as next computed after an order is received. However, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the Prime Money Market Fund only are available to Shareholders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Prime Money Market Fund.

      CONVERSION OF MONEY MARKET FUND SHARES. The Trust reserves the right to convert, at net asset value, Institutional Class 1 Shares of any Shareholder to Class I Shares if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in Institutional Class 1 Shares of the Institutional Money Market Fund has a value of less than $3 million. Accordingly, an investor purchasing Institutional Class 1 Shares of the Institutional Money Market Fund in only the minimum investment amount may be subject to such involuntary conversion to Class I Shares of a Money Market Fund if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to convert Institutional Class 1 Shares to Class I Shares, the Shareholder will be given notice that the value of the Institutional Class 1 Shares in his or her account is less than the minimum amount and the Shareholder will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $3 million.

REDEMPTION FEE

EQUITY FUNDS, HYBRID FUNDS AND BOND FUNDS

      If a shareholder sells his or her Class A Shares, Class B Shares or Class I Shares or exchanges them for shares of another Fund within 30 days of the date of purchase, he or she will be charged a 2.00% fee on the current net asset value of the Class A Shares, Class B Shares or Class I Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

      The Fund uses a "first-in, first-out" method to determine how long a shareholder has held his or her shares. This means that if shares were purchased on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

      Although the Funds will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Funds will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

         o     redemptions of shares held in certain omnibus accounts

         o     retirement plans that cannot implement the redemption fee
         o     certain wire order redemptions
         o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary)
         o redemptions from accounts that meet certain criteria established by management and approved by the Trustees

      The Funds reserve the right to waive, modify the terms of, or terminate the redemption fee at any time in their discretion.

MARKET TIMING FUND SECURITIES

      The Funds discourage market timing and do not accommodate investors who wish to engage in market timing strategies. The Funds may restrict or refuse purchases or exchanges by market timers or transactions for shareholders who engage in frequent purchase and redemption activity.

      The Board has adopted a market timing policy for the Trust. This policy provides that the Funds, other than the Money Market Funds, are intended for long-term investing. Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs. The Funds do not accommodate investors who wish to engage in market timing strategies. To discourage market timing, the Funds charge a 2.00% redemption fee on Class A, Class B and Class I shares of Equity Funds, Hybrid Funds and Bond Funds (each as defined in the prospectus) exchanged or redeemed within 30 days of purchase, except as described in the prospectus under "Redemption Fee." The Funds also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Funds may restrict or refuse purchases and exchanges by investors or groups of investors who engage in market timing practices.

      The Funds, or their agents, also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount, or otherwise potentially disruptive to the Funds. The Funds, or their agents, may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

      The market timing policy will be applied uniformly to all shareholder accounts. In certain cases, it may be difficult to identify whether a particular order placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Funds. Accordingly, the Funds may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Funds.

EXCHANGING SHARES

      The Funds permit shareholders to exchange Shares in one Fund for shares of the same class of another Fund, usually without paying additional sales charges. The shareholder must meet the minimum investment requirements for the Fund into which he or she is exchanging. Exchanges from one Fund to another are taxable. Class A Shares may also be exchanged for Class I Shares of the same Fund if the shareholder becomes eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee described above is charged on exchanges made within 30 days of a purchase or exchange transaction.

         o     When  exchanging  from a Fund that has no sales charge or a lower
               sales  charge  to  a  Fund  with  a  higher  sales  charge,   the
               shareholder will pay the difference.

         o The registration and tax identification numbers of the two accounts must be identical.

         o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

         o To prevent disruption in the management of a Fund due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same Fund during a calendar year.

                     ADDITIONAL INFORMATION REGARDING TAXES

TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS

      It is the policy of each Fund (which is treated as a separate corporation for federal tax purposes) to continue to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which they may be subject.

      To qualify for such tax treatment, a Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of securities and foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or such currencies; (b) each taxable year distribute to its shareholders at least 90% of the sum of its investment company taxable income (generally consisting of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and its net tax-exempt income; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash, cash items
(including receivables), U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and representing not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

      If a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and gains it distributes to its shareholders. If a Fund failed to qualify for that treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from its current and accumulated earnings and profits ("E&P"), including any distributions of net tax-exempt income and net capital gains (I.E., the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for treatment as a regulated investment company.

      If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all of its capital gain net income for the one-year period ending on October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend a Fund pays to its shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax.

     Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

      DISTRIBUTIONS. Each Fund will distribute at least annually any net investment income and net realized capital and foreign currency gains. Distributions of any taxable net investment income, net short-term gain, and net gain from certain foreign currency transactions are taxable as ordinary income, except that a Fund's dividends attributable to "qualified dividend income" (I.E., dividends received on stock of U.S. and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing, and other restrictions) ("QDI") generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. A portion of a Fund's dividends - not exceeding the aggregate dividends it receives from domestic corporations only - also may be eligible for the dividends-received deduction allowed to corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of a Fund's net capital gain, if any, are taxable as long-term capital gains, regardless of how long a shareholder has held Fund shares, and also are subject to a 15% maximum federal income tax rate for individual shareholders (as a result of enactment of the 2003 Act) to the extent the distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, through its last taxable year beginning before January 1, 2009. Distributions of taxable income or capital gains are taxable to shareholders whether received in cash or reinvested in Fund shares.

      Dividends and other distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's E&P, even though such distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased when the Fund's net asset value reflects gains that are either unrealized or are realized but not distributed.

      If a Fund makes a distribution in excess of its E&P in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

      EXEMPT-INTEREST DIVIDENDS. A Fund will qualify to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the total value of its assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends, which equal the excess of a Fund's excludable interest over certain amounts disallowed as deductions, will be excluded from the shareholders' gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as Preference Items in computing the federal alternative minimum tax. Also, all other exempt-interest dividends a corporate shareholder receives are subject indirectly to that tax. A Fund that qualifies to pay exempt-interest dividends will inform its shareholders following the end of each taxable year of the percentage of its dividends designated as exempt-interest dividends.

      If a shareholder receives an exempt-interest dividend with respect to any shares the shareholder held for six months or less, any loss on the sale or exchange of such shares will be disallowed to the extent of the amount of such dividend. In certain instances, the portion of Social Security or Railroad Retirement benefits subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

      A Fund that intends to pay exempt-interest dividends may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices, and other assets.

      Part or all of the interest on any indebtedness a shareholder incurs or continues to purchase or carry shares of a Fund that pays exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions from net capital gains) paid to the shareholder that are exempt-interest dividends. For these purposes, the purchase of shares may be considered to have been made with borrowed funds even though those funds are not directly traceable to the purchase.

      In general, the portion, if any, of exempt-interest dividends attributable to interest received on certain private activity obligations will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by those obligations or who are "related persons" of such substantial users.

      The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

      SELLING SHARES. A shareholder who sells Fund shares will generally recognize gain or loss in an amount equal to the difference between the adjusted tax basis in the Fund shares and the amount received. If a shareholder holds Fund shares as capital assets, the gain or loss will be a capital gain or loss. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains (gains from the sale or exchange of capital assets held for one year or less), which will continue to be taxed at the ordinary income rate.

      Any loss on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales. In addition, any loss realized on the sale or exchange of shares will be disallowed to the extent that a shareholder replaces the disposed of Fund shares with other shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder's basis in the replacement shares will be adjusted to reflect the disallowed loss.

      HEDGING TRANSACTIONS. A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer its losses, cause adjustments in the holding periods of its assets, convert short-term capital losses to long-term capital losses, convert long-term capital gains to short-term capital gains, and/or otherwise affect the character of its income. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

      Income earned as a result of these transactions will not be QDI and will not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of their shareholders.

      FOREIGN INVESTMENTS AND TAXES. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      International Equity Fund may qualify for and may make an election pursuant to which shareholders would be eligible to claim a credit or deduction on their federal income tax returns for, and would be required to treat as part of the amounts distributed to them, their PRO RATA portion of foreign taxes the Fund paid or incurred to foreign countries. The Fund may make such an election if more than 50% of the value of its total assets at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      If International Equity Fund invests in "passive foreign investment companies" ("PFICs"), certain distributions the Fund receives therefrom could be subject to federal income tax and interest payable by the Fund. In addition, gain realized from the sale or other disposition of PFIC securities will be treated as ordinary income and similarly taxable unless the Fund makes certain elections, if they are available to it.

      Information set forth in the Prospectuses and this SAI relating to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations in effect on the date thereof; such laws and regulations may be changed by legislative or administrative action, sometimes with retroactive effect.

DISTRIBUTION POLICIES AND ADDITIONAL TAX INFORMATION REGARDING SPECIFIC FUNDS

      THE MONEY MARKET FUNDS. The net income of each Money Market Fund is declared daily as a dividend to its shareholders of record at the close of business on the day of declaration. Dividends generally are paid monthly. Net capital gains (if any) are distributed at least annually. A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the same class at net asset value as of the date of payment unless the shareholder elects to receive them in cash. Reinvested dividends and other distributions receive the same tax treatment as dividends and other distributions paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and other distributions having record dates after its receipt by the Transfer Agent. For each Fund, dividends are paid in cash not later than seven Business Days after a shareholder's complete redemption of his or her shares.

      THE TAXABLE MONEY MARKET FUNDS. Because all of the net investment income of each of these Funds is expected to be interest income, it is anticipated that no distributions by them will be QDI or be eligible for the dividends-received deduction for corporate shareholders. These Funds do not expect to realize any long-term capital gains and, therefore, do not foresee making any "capital gain distributions." Dividends a shareholder receives that are derived from a Fund's investments in U.S. government obligations may not be eligible for exemption from state and local income taxes even though the income on such investments would have been exempt from these taxes if the shareholder directly held them. In addition, the state and local tax exemption for interest earned on U.S. government obligations generally will not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes.

      THE BOND FUNDS. Each Bond Fund will declare a dividend monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to shareholders of record. A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares unless the shareholder elects to receive such dividends or distributions in cash. Dividends and other distributions are reinvested without a sales charge as of the ex-distribution date using the net asset value determined on that date and are credited to a shareholder's account on the payment date. Reinvested dividends and other distributions receive the same tax treatment as dividends and other distributions paid in cash. Elections to receive dividends or other distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and other distributions having record dates after its receipt by the Transfer Agent.

      THE TAXABLE BOND FUNDS. Distributions by each of these Funds of ordinary income and/or net short-term gain are taxable to its shareholders as ordinary income. It is not expected that no distributions by them will be QDI or be eligible for the dividends-received deduction for corporate shareholders.

      Dividends a shareholder receives that are derived from a Fund's investments in U.S. government obligations may not be eligible for exemption from state and local income taxes even though the income on such investments would have been exempt from these taxes if the shareholder directly held them. In addition, the state and local tax exemption for interest earned on U.S. government obligations generally will not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes.

      The holder of a security issued with "original issue discount" (including a zero-coupon U.S. Treasury security) is required to accrue as income each year a portion of that discount, even though the holder does not currently receive the interest payment in cash. A security has original issue discount if its redemption price exceeds its issue price by more than a DE MINIMIS amount. Accordingly, any of these Funds may be required to distribute each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of its portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have in the absence of such transactions.

      THE TAX-EXEMPT FUNDS. As indicated in the Prospectuses of these Funds, they are designed to provide shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of these Funds would not be suitable for tax-exempt institutions or retirement plans qualified under section 401 of the Code (including so-called Keogh or H.R. 10 plans) and IRAs. Such plans and accounts are tax-exempt and, therefore, would not gain any additional benefit from the tax-exempt status of these Funds' exempt-interest dividends.

      In addition, these Funds may not be appropriate investments for shareholders that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof because these Funds may invest in those bonds and, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. "Substantial user" is defined to include a non-exempt person who regularly uses a part of such facilities in his trade or business. Each shareholder that may be considered a "substantial user" or "related person" should consult a tax advisor with respect to whether exempt-interest dividends the shareholder receives would retain the exclusion under section 103 of the Code.

      As indicated in the Prospectuses of these Funds, they may acquire puts with respect to Municipal Securities (and in the case of the Florida Tax-Exempt Fund, Florida Municipal Securities) held in their portfolios. See "Investment Objectives and Policies - Portfolio Instruments - Puts" in this SAI. The policy of each of these Funds is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service ("IRS") has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of such puts, there is currently no guidance available from the IRS that definitively establishes the tax consequences of many of the types of puts that these Funds could acquire. Therefore, although each of these Funds will only acquire a put after concluding that it will have the tax consequences described above, the IRS could reach a different conclusion. If any of these Funds was not treated as the owner of the Municipal Securities subject to a put, income from such securities would not be tax-exempt.

ALABAMA TAXES

      Section 40-18-14(3)f. of the Alabama Code specifies that interest on obligations of the State of Alabama and any county, municipality or other political subdivision thereof is exempt from personal income tax. Section 40-18-14(3)d. provides similar tax-exempt treatment for interest on obligations of the United States or its Possessions (including Puerto Rico, Guam and the Virgin Islands). Regulation Section 810-3-14.02(l)(d) extends the exclusion to agencies of the United States or corporations owned by the United States and lists as examples of exempt obligations, U.S. savings bonds, U.S. Treasury notes or bills, obligations of the Bank for Cooperation, Federal Land Bank, Federal Intermediate Credit Bank, Federal Home Loan Bank, Production Credit
Associations, Federal Financing Bank, and the Tennessee Valley Authority. In addition, a ruling of the Administrative Law Division of the Alabama Department of Revenue in 1990 extended these exemptions for interest to distributions from a regulated investment company to the extent that they are paid out of interest earned on such exempt obligations. Prior to June 2000, this treatment was confirmed in a regulation of the Department of Revenue. However, in June 2000, the regulation was amended to delete that provision. Now Regulation Section 810-3-14.02(2) exempts from taxation items of income which federal law prohibits the states from taxing. Tax-exempt treatment is not available on distributions from income earned on securities that are merely guaranteed by the federal government (GNMAs, FNMAs, etc.), for repurchase agreements collateralized by U.S. government obligations or for obligations of other states to the extent such investments are made by the Fund for temporary or defensive purposes. Such interest will be taxable on a pro rata basis.

      Any distributions of net short-term and net long-term capital gain earned by the Fund are fully includable in each Shareholder's Alabama taxable income and are currently taxed at ordinary rates.

      The foregoing discussion is based on tax laws and regulations which are in effect as of the date of this SAI; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important Alabama tax considerations generally affecting the High Quality Municipal Bond Fund and its Shareholders. Potential investors are urged to consult their tax advisors concerning their own tax situation and concerning the application of state and local (as well as federal) taxes.


FLORIDA TAXES

      The State of Florida does not impose an income tax on individuals. Therefore, distributions of Florida Tax-Exempt Fund to individuals will not be subject to personal income taxation in Florida. Corporations and other entities subject to the Florida income tax will be subject to tax on distributions of investment income and capital gains by the Fund. Entities treated as "pass through" entities for federal tax purposes, such as partnerships, S corporations and most limited liability companies normally would not pay Florida income tax on distributions of Florida Tax-Exempt Fund, however the owners of these entities would be treated as having received the distribution directly. Distributions from pass through entities would be taxable if the owner were a corporation subject to the tax, and would be exempt if the owner were an individual. Distributions attributable to interest on obligations of any state (including Florida), the District of Columbia, U.S. possessions, or any political subdivision thereof, will be taxable to corporations and other entities for Florida income tax purposes even though such interest income is exempt from federal income tax. Similarly, distributions attributable to interest on obligations of the United States and its territories will be taxable to corporations and other entities under the Florida income tax. For individuals and other entities subject to taxation in states and localities other than Florida, distributions of the Fund will be subject to applicable taxes imposed by such other states and localities.

      In the opinion of special Florida tax counsel to the Fund, Shareholders of Florida Tax-Exempt Fund who are subject to the Florida Intangible Personal

Property Tax (the "Intangible Tax") will not be subject to the Intangible Tax on shares of the Fund if, on the first day of the applicable calendar year at least 90% of, the assets of the Fund consist solely of obligations of Florida or its political subdivisions; obligations of the United States, Puerto Rico, the Virgin Islands or Guam; or bank deposits, cash or other assets which would be exempt from the Intangible Tax if directly held by the Shareholder. As described above, it is Florida Tax-Exempt Fund's policy to invest at least 80% of its net assets in Florida Municipal Securities exempt from the Intangible Tax under normal market conditions. Florida Tax-Exempt Fund intends to insure that, absent abnormal market conditions, at least 90% of assets held on January 1 of each year are exempt from the Intangible Tax. Accordingly, the value of the Fund shares held by a Shareholder should ordinarily be exempt from the Intangible Tax. However, if on any January 1 Florida Tax-Exempt Fund holds investments in excess of 10% of its net asset value that are not exempt from the Intangible Tax, the Fund's shares could be wholly or partially subject to the Intangible Tax for that year.

      The foregoing discussion is intended only as a brief summary of the Florida tax laws currently in effect which would generally affect Florida Tax-Exempt Fund and its Shareholders. Potential investors are urged to consult with their Florida tax counsel concerning their own tax situation.

TENNESSEE TAXES

      The Tennessee Hall Income Tax is imposed on individuals, beneficiaries of estates and trusts, partnerships, business trusts, or any other entity if such persons or entities are domiciled in or residents of Tennessee who received dividends from stock or interest from bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent such dividends are attributable to interest on bonds or securities of the U.S. government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any country or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

      Generally, bonds of the type comprising Tennessee Tax-Exempt Fund and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Funds may be indirectly taxed to the extent the ownership of the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

      The foregoing discussion is intended only as a brief summary of the Tennessee tax laws currently in effect which would generally affect Tennessee Tax-Exempt Fund and their Shareholders. Potential investors are urged to consult with their Tennessee tax counsel concerning their own tax situation.

                             MANAGEMENT OF THE TRUST

TRUSTEES

      Overall responsibility for management of the Trust rests with the Board, the members of which are elected by the Shareholders of the Trust. There are currently ten Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act and two of whom are Advisory Trustees. The Board, in turn, elects the officers of the Trust to supervise actively its day-to-day operations. The names, dates of birth and principal occupation during the past five years of each Trustee are described in the table below. The address for each Trustee is 3435 Stelzer Road, Columbus, Ohio 43219.

---------------------------------------------------------------------------------------------------
                                   Term of
                        Position   Office
                        Held       and
                        With       Length    Number of   Other           Principal Occupation(s)
Name and Date           AmSouth    of Time   Funds       Directorships   During the Past Five
of Birth                Funds      Served*   Overseen    Held            Years
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
---------------------------------------------------------------------------------------------------
Dick D. Briggs,         Trustee    Since     Trustee        N/A          From March 1997 to
Jr., M.D.                          1992      of AmSouth                  present, Chief Medical
Date of Birth:                               Funds                       Officer, Best Doctors(TM)
1/28/1934                                    (consisting                 Worldwide Healthcare
                                             of 23                       Services; from September
                                             portfolios).                1967 to present,
                                                                         Emeritus Professor and
                                                                         Eminent Scholar Chair,
                                                                         Univ. of Alabama at
                                                                         Birmingham; from October
                                                                         1971 to present,
                                                                         Physician, University of
                                                                         Alabama Health Services
                                                                         Foundation.
---------------------------------------------------------------------------------------------------
Wendell D.              Trustee    Since     Trustee        N/A          From September 3, 1993
Cleaver                            1992      of AmSouth                  to present, retired;
Date of Birth:                               Funds                       from December 1988 to
9/23/1934                                    (consisting                 August 1993, Executive
                                             of 23                       Vice President, Chief
                                             portfolios).                Operating Officer and
                                                                         Director, Mobile Gas
                                                                         Service Corporation.
---------------------------------------------------------------------------------------------------
James H.                Trustee    Since     Trustee        N/A          From 1992 to 2002,
Woodward, Jr.                      1987      of AmSouth                  Trustee, J. A. Jones,
Date of Birth:                               Funds                       Inc., Construction
11/24/1939                                   (consisting                 Company; from July 1989
                                             of 23                       to present, Chancellor,
                                             portfolios).                The University of North
                                                                         Carolina at Charlotte.
                                             Trustee of
                                             Variable
                                             Insurance
                                             Funds
                                             (consisting
                                             of 15
                                             portfolios,
                                             7 of which
                                             are advised
                                             by the
                                             Advisor).
---------------------------------------------------------------------------------------------------
Edward P. Farley        Trustee    Since     Trustee of     N/A          Retired, 1999; Executive
Date of Birth:                     2001      AmSouth                     Vice President, Old Kent
9/19/1939                                    Funds                       Bank from January
                                             (consisting                 1981-March 1999;
                                             of 23                       Director, Kent Funds, an
                                             portfolios).                open-end investment
                                                                         management company, for
                                                                         which BISYS Fund
                                                                         Services L.P. serves as
                                                                         distributor, from March
                                                                         1999 until December 2001.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                   Term of
                        Position   Office
                        Held       and
                        With       Length    Number of   Other           Principal Occupation(s)
Name and Date           AmSouth    of Time   Funds       Directorships   During the Past Five
of Birth                Funds      Served*   Overseen    Held            Years
---------------------------------------------------------------------------------------------------
Samuel W.               Trustee    Since     Trustee        N/A          From 1997 to present,
Jackson                            2003      of AmSouth                  Principal, Jackson
Date of Birth:                               Funds                       Fowlkes & Co., Inc.;
12/1/1951                                    (consisting                 from 1994-1996 Vice
                                             of 23                       President for Financial
                                             portfolios).                Affairs and Administration -
                                                                         University of Alabama at
                                                                         Birmingham.
---------------------------------------------------------------------------------------------------
Robert J.               Trustee    Since     Trustee        N/A          From 1998 to present,
McMullan                           2003      of AmSouth                  Chief Financial Officer,
Date of Birth:                               Funds                       GlobeSpan Virata, Inc.;
3/31/1954                                    (consisting                 from 1989 through 1998,
                                             of 23                       Executive Vice
                                             portfolios).                President & Chief
                                                                         Financial Officer, The
                                                                         BISYS Group, Inc.
----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
----------------------------------------------------------------------------------------------------
J. David Huber          Chairman   Since     Chairman and   N/A          From June 1987 to
Date of Birth:          and        1987      Trustee of                  present, employee of
5/3/1946                Trustee              AmSouth                     BISYS Fund Services L.P.
                                             Funds
                                             (consisting
                                             of 23
                                             portfolios).
----------------------------------------------------------------------------------------------------
Geoffrey von            Trustee    Since     Trustee        N/A          From April 2001 to
Kuhn                               2002      of AmSouth                  present, Senior Executive
Date of Birth:                               Funds                       Vice President, AmSouth
10/26/1951                                   (consisting                 Bancorporation and
                                             of 23                       AmSouth Bank, Head,
                                             portfolios).                Wealth Management Group;
                                                                         April 2000 to April 2001,
                                                                         Head, U.S. Private Bank,
                                                                         Citigroup; February 1998
                                                                         to April 2000, Senior
                                                                         Managing Director and
                                                                         Vice Chairman, Banc One
                                                                         Capital Markets; May 1996
                                                                         to February 1998, Senior
                                                                         Managing Director, Bank
                                                                         One Institutional
                                                                         Investment Services, Inc.
----------------------------------------------------------------------------------------------------
ADVISORY TRUSTEES:
----------------------------------------------------------------------------------------------------
Norma A.                Advisory   Since     Advisory      N/A           Trustee, AmSouth Funds
Coldwell                Trustee    2002      Trustee                     2000-2002; International
Date of Birth:                               of AmSouth                  Economist and
6/23/1925                                    Funds                       Consultant; Executive
                                             (consisting                 Vice President of
                                             of 23                       Coldwell Financial
                                             portfolios).                Consultants; Trustee,
                                                                         Meridian International
                                                                         Center (International
                                                                         Education and Cultural
                                                                         Group); Member of the
                                                                         Board of Advisors of
                                                                         Meridian International
                                                                         Center; formerly, Chief
                                                                         International Economist
                                                                         of Riggs National Bank,
                                                                         Washington, DC
----------------------------------------------------------------------------------------------------
Homer H.                Advisory   Since     Advisory       N/A          Formerly, Trustee,
Turner, Jr.             Trustee    2002      Trustee                     AmSouth Funds; from June
Date of Birth:                               of AmSouth                  1991 to present,
2/18/1928                                    Funds                       retired; until June
                                             (consisting                 1991, Vice President,
                                             of 23                       Birmingham Division,
                                             portfolios).                Alabama Power Company
----------------------------------------------------------------------------------------------------

* There is no defined term of office for Trustees of AmSouth Funds.

      Messrs. Huber and von Kuhn are considered to be interested persons (as defined in the 1940 Act) of AmSouth Funds. Mr. Huber is considered an interested person on the basis of his employment with BISYS Fund Services L.P., AmSouth Funds' Distributor. Mr. von Kuhn is considered to be an interested person on the basis of his employment by AmSouth Bank, the Advisor's parent company.

COMPENSATION OF TRUSTEES

      Trustees who are "interested  persons" of the Trust, within the meaning of
Section 2(a)(19) of the 1940 Act, receive no salary or fees from the Trust. Each Trustee who is not an interested person of the Trust (E.G., an "Independent Trustee") including each Advisory Trustee, receives a per meeting fee based on the average net assets of the Trust as of December 31 of the previous year.

      The Trust currently pays each Independent Trustee and each Advisory Trustee a per meeting fee of $6,000, plus travel and other out-of-pocket expenses incurred by the Trustees in attending Board meetings. The table below includes certain information relating to the compensation of Trustees for the fiscal year ended July 31, 2004, as well as information regarding compensation from AmSouth Funds' Fund Complex for the year ended December 31, 2003. The compensation of Trustees is set by the Board and may be reviewed periodically and changed by the Board as it deems appropriate. The Trust does not have any retirement plan for its Trustees.

      The Trustees receive fees and are reimbursed for expenses in connection with each Board meeting they attend. However, no "interested person" receives any compensation from the Trust for acting as a Trustee.


                               COMPENSATION TABLE

--------------------------------------------------------------------------------

                                                             TOTAL COMPENSATION
                                             AGGREGATE       FROM AMSOUTH FUNDS
                                         COMPENSATION FROM    AND FUND COMPLEX
      NAME OF PERSON AND POSITION          AMSOUTH FUNDS(1)  PAID TO TRUSTEES(2)
--------------------------------------------------------------------------------
J. David Huber - Chairman of the Board          None                None
and Trustee
--------------------------------------------------------------------------------
Dick D. Briggs, Jr., M.D. - Trustee
--------------------------------------------------------------------------------
Wendell D. Cleaver - Trustee
--------------------------------------------------------------------------------
Edward P. Farley - Trustee
--------------------------------------------------------------------------------
James H. Woodward, Jr. - Trustee3
--------------------------------------------------------------------------------
Geoffrey A. von Kuhn                            None                None
--------------------------------------------------------------------------------
Samuel W. Jackson
--------------------------------------------------------------------------------
Robert J. McMullan
--------------------------------------------------------------------------------
Norma A. Coldwell - Advisory Trustee4
--------------------------------------------------------------------------------
Homer H. Turner, Jr. - Advisory Trustee4
--------------------------------------------------------------------------------

(1) Represents compensation paid to each Trustee for the fiscal year ended July 31, 2004.

(2) Represents aggregate compensation paid to each Trustee during the calendar year ended December 31, 2003. There are a total of twenty-three portfolios in the AmSouth Fund Complex.

(3) Mr. Woodward also serves as Trustee for Variable Insurance Funds, an open-end investment company, with fifteen portfolios, of which seven are advised by the Advisor.

(4) Ms. Coldwell and Mr. Turner retired from the Board and assumed "Advisory Trustee" status in March 2002.

DEFERRED COMPENSATION PLAN

      At a meeting held on September 19, 2002, the Board adopted a Deferred Compensation Plan for Trustees ("Plan") to permit Trustees to elect to defer some or all future compensation ("Deferred Compensation") earned from the Trust into accounts maintained by the Trust. In accordance with rules of the Code applicable to non-qualified plans, Deferred Compensation will not be currently taxable to a Trustee for federal income tax purposes. Rather, such Deferred Compensation will be taxable to a Trustee upon the payment, at the time of the Trustee's retirement, death, disability or other termination of service.

      Under the Plan, the Trust will credit the deferred compensation to a separate memorandum account ("Deferred Compensation Account") the first business day after the date the Deferred Compensation would otherwise have been payable to the Trustee. Deferred Compensation Accounts will be adjusted to reflect the gain or loss those Deferred Compensation Accounts would have experienced had they actually been invested in one or more of the Funds selected by the Trustee. Each Trustee will receive a quarterly statement of his or her Deferred Compensation Account that shows the aggregate amount credited or charged to the Deferred Compensation Account.

      The Plan provides a Trustee with certain options as to the timing and manner of payment of Deferred Compensation from his or her Deferred Compensation Account. In this regard, a Trustee may specify the date for payment of the Deferred Compensation out of his or her Deferred Compensation Account, which may be no sooner than: (a) the first business day of January of the year following the year the Trustee ceases to be a Trustee; or (b) the one-year anniversary of the Deferral Election. The death of a Trustee automatically triggers payment of the Deferred Compensation to the Trustee's beneficiary according to the Trustee's designation then in effect. Trustees also may elect to receive payments from their Deferred Compensation Accounts in a lump sum or through installments.

      Generally, the liquidation, dissolution or winding up of the Trust will automatically trigger a lump sum distribution of all unpaid amounts in the Trust's Deferred Compensation Account for a Trustee, notwithstanding any election by the Trustee. However, if the Trust sells or transfers its assets and the transfer is subject to, or the Transferee assumes, the liabilities of the Trust, the Trust need not distribute the amounts in a Deferred Compensation Account.

      A Trustee does not have a secured claim against assets of the Trust to receive future payment of the Deferred Compensation (nor does the Trustee's beneficiary or estate have any such secured claim). Amounts credited to a

Trustee's Deferred Compensation Account by the Trust remain part of the general assets of the Trust and are considered the sole property of the Trust. A Trustee is treated as a general unsecured creditor of the Trust with respect to the Trust's obligations under the Plan.

      The Plan permits (but does not require) the Trust to invest an amount equal to the balance of the Deferred Compensation Plan Account in order to cover its obligations to the Trustees under the Plan. Any such investments made by the Trust continue to be part of the Trust's general assets and property and may be used by the Trust to satisfy its creditors.

      The following table shows each Trustee's ownership of shares of the AmSouth Funds as of December 31, 2003:

--------------------------------------------------------------------------------

                                                       AGGREGATE DOLLAR RANGE
                                                       OF EQUITY SECURITIES IN
                          DOLLAR RANGE OF EQUITY       ALL REGISTERED
                                SECURITIES             INVESTMENT COMPANIES
TRUSTEE                     OWNED IN EACH FUND         OVERSEEN BY THE TRUSTEE
--------------------------------------------------------------------------------
J. David Huber
--------------------------------------------------------------------------------
Dick D. Briggs,Jr., M.D.
--------------------------------------------------------------------------------
Wendell D. Cleaver
-------------------------------------------------------------------------------
James H. Woodward Jr.
--------------------------------------------------------------------------------
Edward P. Farley
--------------------------------------------------------------------------------
Samuel W. Jackson
--------------------------------------------------------------------------------
Robert J. McMullan
--------------------------------------------------------------------------------
Geoffrey von Kuhn
--------------------------------------------------------------------------------
Norma Coldwell
--------------------------------------------------------------------------------
Homer H. Turner, Jr.
--------------------------------------------------------------------------------

THE BOARD AND COMMITTEE MEETINGS

      The Board met [four] times during the Trust's fiscal year ended July 31, 2004, and each Trustee attended each meeting of the Board and of any committee of which he or she was a member during that year.

      AUDIT COMMITTEE. The Audit Committee was formed (a) to oversee generally the Funds' accounting and financial reporting policies and practices, the Funds' internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) to act as a liaison between the Trust's independent auditors and the full Board; (d) to approve, prior to appointment, the engagement of the Trust's independent auditors, and to review and evaluate the independent auditors' qualifications, independence and performance; and (e) to pre-approve the engagement of the Trust's auditors to provide audit and non-audit services to the Trust and non-audit services to the Advisor and its affiliates that provide ongoing services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Audit Committee is composed entirely of Independent Trustees; its members are Wendell D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and

Edward P. Farley. During the fiscal year ended July 31, 2004, the Committee met [two] times.

      NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Trustees; its members are Wendell
D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward P. Farley. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of John Calvano, AmSouth Funds, 3435 Stelzer Road, Columbus, Ohio, 43219. During the Fiscal Year ended July 31, 2004, the Committee met [one] time.

      The Declaration of Trust provides that the Trust will indemnify each of its Trustees and officers against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which a Trustee or officer may be or may have been involved as a party or otherwise or with which a Trustee or officer may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee or officer except with respect to any matter as to which a Trustee or officer will have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Expenses, including counsel fees (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), will be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of a Trustee or officer to repay amounts paid to the Trust if it is ultimately determined that indemnification of expenses is not authorized, provided, however, that either (a) the Trustee or officer has provided appropriate security for such undertaking, (b) the Trust will be insured against losses arising from any advance payments or (c) either a majority of the Independent Trustees acting on the matter (provided that a majority of the Independent Trustees then in office act on the matter), or independent legal counsel in a written opinion, has determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

OFFICERS OF AMSOUTH FUNDS

      The names, dates of birth and principal occupation during the past five years of each officer of the AmSouth Funds are described in the table below. Each officer's address is 3435 Stelzer Road, Columbus, Ohio 43219.


--------------------------------------------------------------------------------------------------------------
                         Term of
              Position   Office and
              Held With  Length of
Name and      AmSouth    Time        Number of Funds   Other Directorships      Principal Occupation(s) During
Date of Birth Funds      Served*     Overseen          Held                     the Past Five Years
--------------------------------------------------------------------------------------------------------------

John F.       President  Since       President of      N/A                      From September 1999 to present,
Calvano                  1999        AmSouth Funds                              Senior Vice President, AmSouth
Date of                              (consisting of                             Bank; from October 1994 to
Birth:                               23 portfolios).                            September 1999, employee of
                                                                                BISYS Fund Services Limited
                                                                                Partnership; from July 1992 to
                                                                                August 1994, investment
                                                                                representative, BA Investment
                                                                                Services; and from October 1986
                                                                                to July 1994, Marketing
                                                                                Manager, Great Western
                                                                                Investment Management.
--------------------------------------------------------------------------------------------------------------
Walter B.     Vice       Since       Vice President of N/A                      From June 1992 to present,
Grimm         President  1994        AmSouth Funds                              employee of BISYS Fund
Date of                              (consisting of                             Services Ohio, Inc.
Birth:                               23 portfolios).
6/30/1945
--------------------------------------------------------------------------------------------------------------
Trent         Treasurer  Since       Treasurer of      N/A                      From June 1993 to
Statczar                 2003        AmSouth Funds                              present, employee of
Date of                              (consisting of                             BISYS Fund Services
Birth:                               23 portfolios).                            Ohio, Inc.
8/31/1971
--------------------------------------------------------------------------------------------------------------
Rodney L.     Secretary  Since       Secretary of      N/A
Ruehle                               AmSouth Funds
Date of                              (consisting of
Birth:                               23 portfolios).
4/26/1968
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                         Term of
              Position   Office and
              Held With  Length of
Name and      AmSouth    Time        Number of Funds   Other Directorships      Principal Occupation(s) During
Date of Birth Funds      Served*     Overseen          Held                     the Past Five Years
--------------------------------------------------------------------------------------------------------------
Alaina V.     Assistant  Since       Assistant         N/A                      From June 1995 to present,
Metz          Secretary  1995        Secretary of                               Vice President, Administrative
Date of                              AmSouth Funds                              and Regulatory Services,
Birth:                               (consisting of                             BISYS Fund Services Ohio,
4/7/1967                             23 portfolios).                            Inc.; from May 1989 to June
                                                                                1995, Supervisor, Mutual Fund
                                     Assistant                                  Legal Department, Alliance
                                     Secretary of                               Capital Management.
                                     Variable                                   Currently, (Officer), Gartmore
                                     Insurance                                  Mutual Funds, LEADER Mutual
                                     Funds                                      Funds, Shay Asset
                                     (consisting                                Management Fund; Barr
                                     of 15                                      Rosenberg Variable
                                     portfolios,                                Insurance Trust; Vice
                                     7 of which                                 President, Pacific Capital
                                     are advised                                Funds; Secretary, Variable
                                     by the                                     Insurance Funds and Signal
                                     Advisor).                                  Funds; Assistant Secretary,
                                                                                BB&T Funds, BNY Hamilton Funds,
                                                                                Inc., Brenton Mutual Funds,
                                                                                Citizens Funds, Counter Bond
                                                                                Fund, The Empire Builder Tax
                                                                                Free Bond Fund, Eureka Funds,
                                                                                Gartmore Variable Insurance
                                                                                Trust, Governor Funds, Hirtle
                                                                                Callaghan Trust, HSBC Advisor
                                                                                Funds Trust (Class Y - Onshore
                                                                                Feeder Funds), HSBC Investor
                                                                                Funds, Kensington Funds, Kent
                                                                                Funds, Metamarkets.com, Meyers
                                                                                Investment Trust, MMA Praxis
                                                                                Mutual Funds, Nationwide Asset
                                                                                Allocation Trust (NAAT), Old
                                                                                Westbury Funds, One Group
                                                                                Mutual Funds, RBC Funds, Shay -
                                                                                Institutional Investors Capital
                                                                                Appreciation Fund, Inc., Shay -
                                                                                M.S.B. Fund, Inc., Summit
                                                                                Investment Trust, The Shelby
                                                                                Funds, United American Cash
                                                                                Reserves, USAllianz Funds,
                                                                                USAllianz Variable Insurance
                                                                                Products Trust, UST of Boston,
                                                                                Valiant Fund, Van Ness Funds,
                                                                                Victory Portfolios, Victory
                                                                                Variable Insurance, The
                                                                                Williamette Funds, Oak Value,
                                                                                Old National Funds, ProFunds,
                                                                                1st Source Monogram Funds,
                                                                                Ambassador Funds, American
                                                                                Independence Funds Trust,
                                                                                American Performance; and
                                                                                Treasurer, Legacy Funds Group.

--------------------------------------------------------------------------------------------------------------
Warren Leslie Assistant  Since       Assistant         N/A                      Principal occupation to be
Date of       Secretary  June,       Secretary of                               provided.
Birth:                   2004        AmSouth Funds
                                     (consisting
                                     of 23
                                     portfolios)
--------------------------------------------------------------------------------------------------------------

*     There is no defined term of office for officers of AmSouth Funds.

      The officers of the Trust are  interested  persons (as defined in the 1940
Act) and receive no compensation directly from the Trust for performing the duties of their offices.

      ASO Services Company, Inc. ("ASO"), an affiliate of BISYS, receives fees from the Trust for acting as Administrator and for providing fund accounting services to the Trust. BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as Transfer Agent and Sub-Administrator. Messrs. Grimm, Ruehle, and Booth and Ms. Metz are employees of BISYS Fund Services Ohio, Inc., not BISYS.

CODE OF ETHICS

      Each Fund, AAMI, BISYS, Five Points Capital Advisors, Inc., Sawgrass Asset Management, LLC, OakBrook Investments, LLC, and Dimensional Fund Advisors Inc. have adopted codes of ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes permit personnel, subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund. The primary purpose of the Codes is to ensure that personal trading by employees, officers, and trustees/directors does not disadvantage any Fund. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to a Fund. The Codes are on file with, and may be obtained from the SEC's EDGAR system at www.sec.gov.

INVESTMENT ADVISOR

      AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser for each Fund. As of July 31, 2004, AAMI had over $_ billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are each a separate, wholly owned subsidiary of AmSouth Bank and AmSouth Bank is a wholly owned subsidiary of AmSouth Bancorporation. AAMI is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940. As a result of the reorganization, AAMI replaced AIMCO as the investment adviser to the Funds. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

      AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. AmSouth Bank's Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2004, AmSouth Bank had $____ billion in assets under discretionary management and provided custody services for an additional $____ billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2004 of

$____ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

      Investment advisory and management services are provided to each Fund by the Advisor pursuant to an Amended and Restated Investment Advisory Agreement dated as of October 15, 2002 and amended and restated as of October 1, 2003 (the "Advisory Agreement").


      Under the Advisory Agreement, the fee payable to the Advisor by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Money Market Fund - forty one-hundredths of one percent (0.40%) annually; Institutional Money Market Fund - twenty one-hundredths of one percent (0.20%) annually; Tax-Exempt Money Market Fund - forty one-hundredths of one percent (0.40%) annually; Tennessee Tax-Exempt Fund
- fifty one-hundredths of one percent (0.50%) annually; Treasury Reserve Money Market Fund - forty one-hundredths of one percent (0.40%) annually; Value Fund - eighty one-hundredths of one percent (0.80%) annually; High Quality Bond Fund - fifty one-hundredths of one percent (0.50%) annually; Limited Term Bond Fund - fifty one-hundredths of one percent (0.50%) annually; Balanced Fund - eighty one-hundredths of one percent (0.80%) annually; Government Income Fund - fifty one-hundredths of one percent (0.50%) annually; Florida Tax-Exempt Fund - fifty one-hundredths of one percent (0.50%) annually; High Quality Municipal Bond Fund
- fifty one-hundredths of one percent (0.50%) annually; Small Cap Fund - ninety one-hundredths of one percent (0.90%) annually; Select Equity Fund - eighty one hundredths of one percent (0.80%) annually; Enhanced Market Fund - thirty-five one hundredths of one percent (0.35%) annually; International Equity Fund - ninety one-hundredths of one percent (0.90%) annually; Mid Cap Fund - ninety one-hundredths of one percent (0.90%) annually; Capital Growth Fund - eighty one-hundredths of one percent (0.80%) annually; Large Cap Fund - eighty one-hundredths of one percent (0.80%) annually; Aggressive Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually; and Moderate Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually. A fee agreed to in writing from time to time by the Trust and the Advisor may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.


      For the fiscal years ended July 31, 2004, July 31, 2003, and July 31, 2002, AmSouth Investment Management Company, Inc., the Funds' former investment advisor, received the following investment advisory fees:

               FISCAL YEAR ENDED      FISCAL YEAR ENDED       FISCAL YEAR ENDED
                 JULY 31, 2004          JULY 31, 2003           JULY 31, 2002
                 -------------          -------------           -------------
                        AMOUNT                 AMOUNT                  AMOUNT
               EARNED   WAIVED     EARNED      WAIVED      EARNED      WAIVED
               ------   ------     ------      ------      ------      ------

Balanced
Fund                               $1,209,824    $15,973   $1,299,401    $22,652
Enhanced
Market
Fund                                $339,421     $13,221     $202,437     $6,258
Value Fund                        $4,246,867     $41,423   $5,172,401    $64,236
Select
Equity Fund                         $291,340      $3,331     $114,875         --
Florida Tax-
Exempt
Fund                                $409,215    $157,390     $400,794   $154,151
Institutional
Money
Market
Fund                              $1,057,264   $ 687,207   $1,374,900   $893,666
Small Cap
Fund                              $1,810,147    $162,844   $1,874,337   $156,193

High Quality Bond Fund            $4,270,054  $1,049,647   $4,213,775   $972,413
Government
Income Fund                       $1,868,480    $437,440   $1,942,574   $448,288
Limited
Term Bond
Fund                              $1,324,558    $333,810     $115,349   $257,389
High Quality Municipal
Bond Fund                         $2,461,843    $954,034   $2,561,775   $985,297
Prime Money
Market Fund                       $3,448,016    $431,014   $5,413,220   $676,671
Tax-Exempt
Money
Market Fund                         $739,887    $277,458     $792,383   $297,145
International
Equity Fund                       $2,633,518    $926,998   $2,007,931   $374,537
Mid Cap
Equity Fund                         $932,776    $374,281     $558,336    $21,128
Capital
Growth Fund                       $2,025,822     $11,975   $2,402,236         --

               FISCAL YEAR ENDED      FISCAL YEAR ENDED       FISCAL YEAR ENDED
                 JULY 31, 2004          JULY 31, 2003           JULY 31, 2002
                 -------------          -------------           -------------
                        AMOUNT                 AMOUNT                  AMOUNT
               EARNED   WAIVED     EARNED      WAIVED      EARNED      WAIVED
               ------   ------     ------      ------      ------      ------


Large Cap
Equity Fund                       $3,746,060    $248,530   $4,530,040   $283,135
Tennessee
Tax-Exempt
Fund                                $362,011     $86,676     $369,641    $85,302
Treasury
Reserve
Money
Market Fund                         $673,905     $84,240   $1,332,571   $166,576
Aggressive
Growth
Portfolio                            $46,300     $23,149      $49,404    $24,702
Growth
Portfolio                            $41,316     $20,658      $40,307    $20,153
Growth and
Income
Portfolio                           $151,310     $75,654     $158,364    $79,180
Moderate
Growth and
Income
Portfolio                            $53,551     $26,775      $45,707    $22,853

      The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

      Unless sooner terminated, the Advisory Agreement will continue in effect for successive one-year periods if such continuance is approved at least annually by the Board or by a 1940 Act Majority Vote and a majority of the Board who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.

      The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Board, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by the Advisor. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

      In selecting investments for the Value Fund and Balanced Fund, the Advisor employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market

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valuations.  This method,  which may conflict  with the  prevailing  mood of the market, involves the use of independent judgment backed by careful analysis of market data. The Advisor's approach when selecting investments for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

      In selecting investments for each of the Bond Funds, and Balanced Fund, the Advisor attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Advisor seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

INVESTMENT SUB-ADVISORS

      Investment sub-advisory services are provided to certain Funds, as described below, subject to AAMI's supervision and oversight. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the adoption of proposed rules, or receipt of an order from the Securities and Exchange Commission, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

      Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund pursuant to an investment sub-advisory agreement dated as of May 12, 2001 and amended and restated as of October 1, 2003. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund, and the Mid Cap Fund pursuant to an investment sub-advisory agreement dated as of May 12, 2001 and amended and restated as of October 1, 2003. Dimensional Fund Advisors Inc. ("Dimensional") serves as investment sub-advisor to the International Equity Fund pursuant to an investment sub-advisory agreement dated as of October 16, 2001 and amended and restated as of October 1, 2003. Sawgrass, OakBrook and Dimensional each provide services pursuant to an investment sub-advisory agreement with the Advisor. Sawgrass, OakBrook and Dimensional are each referred to as a "Sub-Advisor."

      SAWGRASS. Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass. Under the terms of the agreement, the Advisor has agreed to pay Sawgrass a monthly fee at the annual rate of 0.84% of the value of the Small Cap Fund's average daily net assets.

      OAKBROOK. Investment sub-advisory services are provided to the Select Equity Fund, Enhanced Market Fund and Mid Cap Fund by Oakbrook. Under the terms of the agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.56% and 0.32% of the value of the average daily net assets of the Select Equity Fund and Enhanced Market Fund, respectively. The Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.30% of average daily net assets up to $50 million and 0.20% of average daily net assets in excess of $50 million of the Mid Cap Fund.

      DIMENSIONAL. Investment sub-advisory services are provided to the International Equity Fund by Dimensional. Under the terms of the Agreement, the Advisor has agreed to pay Dimensional a monthly fee at the annual rate of 0.40%

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

of average daily net assets up to $40 million and 0.20% of average daily net assets in excess of $40 million of the International Equity Fund.

      A Sub-Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Advisor, the Trust or the Fund in connection with the matters to which its Agreement relates, except that a Sub-Advisor shall be liable to the Advisor for a loss resulting from a breach of fiduciary duty by the Sub-Advisor under the 1940 Act and other Rules with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

      Unless sooner terminated, the sub-advisory agreements continue in effect with respect to the Mid Cap Fund and International Equity Fund until October 16, 2005. Thereafter, these sub-advisory agreements shall continue in effect for successive one-year periods if such continuance is approved at least annually by a majority of the Board who are not parties to the sub-advisory agreement or interested persons (as defined in the 1940 Act) of any party to the sub-advisory agreement by vote cast in person at a meeting called for such purpose and by a 1940 Act Majority Vote or the Board. The sub-advisory agreements with respect to the Small Cap Fund, Enhanced Market Fund, and Select Equity Fund each continue in effect for one-year periods, provided such continuance is approved annually in the manner set forth above. Each Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Advisor or Sub-Advisor on 60 days' written notice. Each Sub-Advisory Agreement will also immediately terminate in the event of its assignment.

BOARD CONSIDERATION OF THE ADVISORY AGREEMENT AND EACH SUB-ADVISORY AGREEMENT

      In evaluating the investment advisory agreement and each related investment sub-advisory agreement (together, the "Agreements"), the Board, including the Independent Trustees, reviewed materials furnished by AAMI, Sawgrass, OakBrook and Dimensional and met with senior representatives of each regarding their personnel, operations and performance. The Board primarily considered, with respect to each Fund, the nature, quality and extent of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Independent Trustees were advised by independent legal counsel throughout this process.

      In approving the Agreements,  the Board evaluated whether they were in the
best  interests  of  each  Fund  and  its  shareholders.   The  Board  primarily

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

considered, with respect to each Fund, the nature, quality and extent of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Board requested and evaluated reports and presentations from the Advisor and the Sub-Advisors that addressed specific factors designed to inform the Board's consideration of these and other issues.

      With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered the Advisor and each Sub-Advisor's resources and responsiveness with respect to the Funds' performance and discussed efforts being made to improve the performance records of the Funds. The Board considered the Advisor's and each Sub-Advisor's personnel. The Board also considered the Advisor's and each Sub-Advisor's positive compliance history, as the firms have been free of significant compliance problems.

      With respect to the overall fairness of the Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Advisor and each Sub-Advisor and its affiliates from their association with the Funds. The Board reviewed information about the rates of compensation paid to investment advisors, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the factors that contributed to the higher fee. The Board also considered fee reductions implemented by AAMI as well as the voluntary limits on Fund expenses undertaken by the Advisor and each Sub-Advisor. In concluding that the benefits accruing to the Advisor and each Sub-Advisor and their affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to the Advisor's profit or loss on each Fund for a recent period and carefully examined the Advisor's cost allocation methodology.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of the Advisor.

GLASS-STEAGALL ACT

      The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor and the Sub-Advisors believe that they possess the legal authority to perform the services for the Funds contemplated by the Advisory Agreement and each Sub-Advisory Agreement and described in the Prospectuses and this SAI and have so represented in the Advisory Agreement and each Sub-Advisory Agreement. AmSouth also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the

Sub-Advisors,  the Board would review the Trust's  relationship with the Advisor
and  the   Sub-Advisors   and  consider  taking  all  action  necessary  in  the
circumstances.

      Should further legislative, judicial or administrative action prohibit or restrict the activities of AmSouth Bank, the Advisor, its affiliates, and its correspondent banks or the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, the Banks or AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

ADMINISTRATOR

      ASO serves as administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of January 1, 2001 and amended on June 27, 2001 and June 30, 2004 (the "Administration Agreement"). ASO is a wholly owned subsidiary of The BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those performed by AmSouth under its custodial services agreement with the Trust, those performed by BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust and those performed by ASO under its fund accounting agreement with the Trust).

      Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those by AmSouth under its custodial services agreement with the Trust and those performed by ASO. under its fund accounting agreement and BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

      Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund (except the Institutional Money Market Fund) equal to the lesser of
(a) a fee computed at the annual rate of fifteen one-hundredths of one percent (0.15%) of such Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Institutional Money Market Fund equal to the lesser of (a) a fee computed at the annual rate of (0.10%) of the Institutional Money Market Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the

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

Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

      For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees for the fiscal year ended July 31, 2004, 2003 and 2002:


                 JULY 31, 2004         JULY 31, 2003          JULY 31, 2002
                 -------------         -------------          -------------
                         AMOUNT                 AMOUNT                  AMOUNT
              EARNED     WAIVED      EARNED     WAIVED      EARNED      WAIVED
              ------     ------      ------     ------      ------      ------

Balanced
Fund                                $302,459     $81,792    $324,853   $81,215
Enhanced
Market Fund                         $150,855     $43,114     $89,972   $22,494
Value Fund                        $1,061,726     $15,318  $1,293,112        --
Select
Equity Fund                          $72,836     $19,403     $28,719    $7,180
Florida
Tax-Exempt
Fund                                $125,913     $65,888    $123,322   $61,660
Institutional
Money
Market Fund                          $528,622         --    $687,437        --
Small Cap
Fund                                 $301,694    $79,425     $312,392  $78,100
High Quality
Bond Fund                          $1,313,876    $349,028  $1,296,559 $324,146
Government
Income
Fund                                 $574,922    $145,230    $597,721 $149,433
Limited
Term Bond
Fund                                 $407,560    $112,201    $343,188  $85,798
High Quality
Municipal
Bond Fund                            $757,497    $195,922    $788,246 $197,065
Prime
Money
Market
Fund                               $1,724,024    $861,996  $2,706,635 $1,353,293

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

               FISCAL YEAR ENDED      FISCAL YEAR ENDED       FISCAL YEAR ENDED
                 JULY 31, 2004          JULY 31, 2003           JULY 31, 2002
                 -------------          -------------           -------------
                        AMOUNT                 AMOUNT                  AMOUNT
               EARNED   WAIVED     EARNED      WAIVED      EARNED      WAIVED
               ------   ------     ------      ------      ------      ------

Tax-Exempt
Money
Market
Fund                                 $369,947          --    $369,195       --
International
Equity Fund                          $421,366    $105,344    $321,272  $80,319
Mid Cap
Equity Fund                          $186,557     $50,568    $111,668  $27,918
Capital
Growth
Fund                                 $506,460    $129,955    $600,564   $150,144
Large Cap
Fund                                 $936,524    $238,530  $1,132,520 $283,135
Tennessee
Tax-Exempt
Fund                                 $111,389     $29,848    $113,737  $28,435
Treasury
Reserve
Money
Market Fund                          $336,956    $168,475    $666,292 $333,140
Aggressive
Growth
Portfolio                            $46, 300     $23,149     $49,404  $24,702
Growth
Portfolio                             $41,316     $20,658     $40,307  $20,153
Growth and
Income
Portfolio                            $151,310          --    $158,364       --
Moderate
Growth and
Income
Portfolio                             $53,551     $26,775     $45,707  $22,853

      The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2006. Thereafter, the Administration Agreement shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Board or by the Administrator.

      The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

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

EXPENSES

      Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Board, SEC fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

      The Advisor and the Administrator each bear all expenses in connection with the performance of their services as Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund.

      No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor. As a general matter, expenses are allocated to the Class I Shares, Class A Shares, Class B Shares, Institutional Class 1 Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares, other than in accordance with the relative net asset value of the class, are expenses under the Servicing Plan which relates only to the Class A Shares and the Distribution Plan which relates only to the Class B Shares.

SUB-ADMINISTRATORS

      BISYS Fund Services Ohio, Inc. and AmSouth (Bank, N.A.) each serve as the Sub-Administrators to the Trust. Pursuant to an agreement dated January 1, 2001, as amended June 27, 2001, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to ten one-hundredths of one percent (0.10%) of each Fund's average net assets. For the fiscal years ended July 31, 2004, July 31, 2003, and July 31, 2002, AmSouth received $_____________, $2,807,386, and
$3,318,557, respectively, for services provided to the Trust.

      BISYS Fund Services Ohio, Inc. is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services Ohio, Inc. is entitled to compensation as mutually agreed upon from time to time by it and the Administrator but not to exceed ten one-hundredth of one percent (0.10%) of each Fund's average net assets.

DISTRIBUTOR

      BISYS serves as distributor to each Fund pursuant to the Distribution Agreement dated as of July 16, 1997, as amended November 23, 1999 and June 27, 2001, as amended July 24, 2002 (the "Distribution Agreement"). The Distribution Agreement continues from year to year provided that such continuance is approved at least annually (i) by the Board or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Board who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

      SHAREHOLDER SERVICING PLAN. Class A Shares, Class B Shares and Class I Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders ("Participating Organizations"). Each Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Class A Shares and Class B Shares and fifteen one-hundredths of one percent (0.15%) of the average daily net assets of the Class I Shares of each Fund. The Servicing Plan was initially approved on December 6, 1995 by the Board, including a majority of the Independent Trustees.

      The Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding class of the Fund to which the Servicing Plan applies. The Servicing Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund or class thereof requires the approval of the holders of the Fund or class. The Board will review on a quarterly and annual basis written reports of the amounts received and expended under the Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Servicing Plan) indicating the purposes for which such expenditures were made.

      DISTRIBUTION AND SHAREHOLDER SERVICES (12B-1) PLAN. Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), each Fund bears a Rule 12b-1 fee for its Class B Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares in the following amounts: with respect to Class B Shares, at an annual rate equal to seventy-five one-hundredths of one percent (0.75%) of the average daily net assets of Class B Shares; with respect to Institutional Class 2 Shares, at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Institutional Class 2 Shares; and, with respect to Institutional Class 3 Shares, at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of the Institutional Class 3 Shares. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class B, Institutional Class 2 or Institutional Class 3 Share Fee toward the following: (i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; and (iii) payments to financial institutions and intermediaries

(such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares. The Distribution Plan was initially approved on March 12, 1997 by the Board, including a majority of the Independent Trustees.

      In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B, Institutional Class 2 or Institutional Class 3 Shares of that Fund. The Distribution Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of a Fund requires the approval of the holders of that Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares. The Board will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

      For the fiscal years ended July 31, 2004, July 31, 2003 and July 31, 2002, the Distributor received the following servicing fees with respect to the Class A Shares and the Class I Shares and the following distribution and servicing fees, as applicable, with respect to the Class B, Institutional Class 2 and Institutional Class 3 Shares from the following Funds:


                      JULY 31, 2004       JULY 31, 2003        JULY 31, 2002
                      -------------       -------------        -------------
                               AMOUNT               AMOUNT               AMOUNT
                     EARNED    WAIVED    EARNED     WAIVED    EARNED     WAIVED
                     ------    ------    ------     ------    ------     ------
CLASS A SHARES
--------------
  Value Fund                            $262,221       --    $315,889       --
  Select Equity                          $13,911       --      $9,079       --
  Fund
  Enhanced Market                        $45,002       --     $55,188       --
  Fund
  Large Cap Fund                        $183,542       --    $170,473       --
  Capital Growth                         $42,670       --     $45,426       --
  Fund
  Mid Cap Fund                           $19,863       --     $26,027       --
  Small Cap Fund                         $12,131       --     $15,551       --
  International                           $9,551       --      $8,004       --
  Equity Fund
  Balanced Fund                         $177,837       --    $171,939       --
  Aggressive                             $22,810   $9,124     $16,255   $6,502
  Growth Portfolio
  Growth Portfolio                       $18,794   $7,518     $10,510   $4,204
  Growth and                             $50,915  $20,366     $32,666  $13,066
  Income Portfolio

                     JULY 31, 2004         JULY 31, 2003        JULY 31, 2002
                     -------------         -------------        -------------
                              AMOUNT                 AMOUNT               AMOUNT
                    EARNED    WAIVED      EARNED     WAIVED    EARNED     WAIVED
                    ------    ------      ------     ------    ------     ------
Moderate Growth                          $20,242     $8,097    $7,451    $2,980
  and Income
  Portfolio
  Government                             $42,323       --     $17,455       --
  Income Fund
  Limited Term                           $65,456       --     $34,264       --
  Bond Fund
  High Quality
  Bond Fund                             $113,972       --     $64,524       --
  High Quality
  Municipal Bond                                       --     $26,018       --
  Fund
  Florida                                $15,651       --      $9,247       --
  Tax-Exempt Fund
  Tennessee                              $21,200       --      $8,183       --
  Tax-Exempt Fund
  Prime Money                         $1,222,920       --  $1,453,505       --
  Market Fund
  Treasury                              $157,389       --    $218,042       --
  Reserve Money
  Market Fund
  Tax-Exempt                             $90,710     $4,176  $102,313       --
  Money Market
  Fund


CLASS I SHARES
--------------
  Value Fund                            $603,384   $201,133  $759,392 $253,137
  Select Equity                          $37,571    $12,524   $11,588   $9,863
  Fund
  Enhanced Market                        $73,453    $24,485   $16,912   $5,638
  Fund
  Large Cap Fund                        $560,579   $186,864  $706,982 $235,667
  Capital Growth                        $341,966   $113,992  $411,036 $137,015
  Fund
  Mid Cap Fund                          $118,526    $39,510   $54,157  $18,053
  Small Cap Fund                        $216,332    $72,112  $221,317  $73,774
  International                         $309,576   $103,194   $23,371  $78,549
  Equity Fund
  Balanced Fund                          $93,290    $31,097  $121,032  $40,345
  Aggressive                             $19,536     $6,512   $26,256   $8,752
  Growth Portfolio
  Growth Portfolio                       $15,792     $5,264   $21,022   $7,007
  Growth and                             $79,664    $26,556   $96,346  $32,119
  Income Portfolio
  Moderate Growth                        $25,705   $  8,569   $27,991   $9,331
  and Income
  Portfolio
  Government                            $392,806   $130,939  $433,936 $144,649
  Income Fund

                      JULY 31, 2004       JULY 31, 2003        JULY 31, 2002
                      -------------       -------------        -------------
                               AMOUNT               AMOUNT               AMOUNT
                     EARNED    WAIVED    EARNED     WAIVED    EARNED     WAIVED
                     ------    ------    ------     ------    ------     ------
  Limited Term                          $241,857    $80,621  $229,202    $76,403
  Bond Fund
  High Quality
  Bond Fund                             $901,260   $300,394  $920,367   $306,806
  High Quality
  Municipal Bond                        $539,819   $179,944  $571,520   $190,511
  Fund
  Florida                                $79,823    $26,608   $84,000    $28,001
  Tax-Exempt Fund
  Tennessee                              $66,918    $22,306   $77,939    $25,980
  Tax-Exempt Fund
  Prime Money                           $553,417   $184,477$1,154,061   $384,696
  Market Fund
  Treasury                              $158,282    $52,762  $368,890   $122,966
  Reserve Money
  Market Fund
  Tax-Exempt                            $223,032    $74,346  $235,757    $78,587
  Money Market
  Fund

CLASS B SHARES
--------------
  Value Fund                            $237,153             $139,344       --
  Select Equity                          $58,056              $30,027       --
  Fund
  Enhanced Market                        $84,575             $116,358       --
  Fund
  Large Cap Fund                        $211,225             $267,455       --
  Capital Growth                         $81,830              $80,856       --
  Fund
  Mid Cap Fund                           $63,149              $93,182       --
  Small Cap Fund                         $17,722              $24,304
  International                           $4,778               $5,192       --
  Equity Fund
  Balanced Fund                         $178,998       --    $129,615       --
  Aggressive                             $10,018     $1,002    $6,957     $696
  Growth Portfolio
  Growth Portfolio                       $26,119     $2,612   $19,345   $1,935
  Growth and                             $21,789     $2,179   $18,782   $1,878
  Income Portfolio
  Moderate Growth
  and Income
  Portfolio                              $15,425     $1,541   $12,122   $1,212
  Government                             $86,594       --     $25,858       --
  Income Fund
  Limited Term                          $163,585       --     $50,857       --
  Bond Fund
  High Quality
  Bond Fund                             $105,714       --     $88,682       --
  High Quality
  Municipal Bond                         $46,180       --     $26,997       --
  Fund

                      JULY 31, 2004       JULY 31, 2003        JULY 31, 2002
                      -------------       -------------        -------------
                               AMOUNT               AMOUNT               AMOUNT
                     EARNED    WAIVED    EARNED     WAIVED    EARNED     WAIVED
                     ------    ------    ------     ------    ------     ------
  Florida                                $34,801       --     $19,619       --
  Tax-Exempt Fund
  Tennessee                              $26,024       --     $16,354       --
  Tax-Exempt Fund
  Prime Money                            $38,919       --     $25,305       --
  Market Fund

INSTITUTIONAL CLASS 2 SHARES
----------------------------
  Institutional
  Money Market
  Fund                                  $463,933       --    $707,362       --

INSTITUTIONAL CLASS 3 SHARES
----------------------------
  Institutional
  Money Market
  Fund                                  $650,602       --    $983,502       --

      For the fiscal year ended July 31, 2004, allocation of 12b-1 fees paid by the Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of the Funds for the following categories of expenses were as follows:

                                                 INSTITUTIONAL     INSTITUTIONAL
                                      CLASS B       CLASS 2           CLASS 3
                                      -------    -------------     -------------
Advertising........................     --             --                --
Printing and Mailing of
 prospectuses                           --             --                --
 (to other than current
 shareholders)...........
Compensation to underwriters.......     --             --                --
Compensation to broker-dealers.....
Compensation to sales personnel.....    --             --                --
Interest carrying, or other             --             --                --
 financing charges..
Other..............................     --             --                --

      All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the
Participating Organization's customers owning a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares. Under the
Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

      The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

      The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

                    ADDITIONAL INFORMATION REGARDING BROKERS

      As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances (or commission) expressed as a percentage of the offering price for all offering prices are set forth under the section entitled "Class A Shares - Sales Charges" above. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold Group shares.
Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

      BISYS and/or its affiliates, may finance from their own resources, certain activities intended to result in the distribution of the Funds' Class A Shares and Class B Shares. BISYS, at its expense, may provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, to the extent permissible, this compensation may be made available only to certain dealers. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations appropriate to the purpose of the meeting for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

      PURCHASES THROUGH FINANCIAL INSTITUTIONS. Shares of the Funds may be purchased through procedures established by BISYS in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth, AAMI or financial institutions that provide certain
administrative   support   services  for  their  customers  or  account  holders
(collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Financial Institution and its Customer are invested by BISYS in Shares of a Money Market Fund or the Institutional Money Market Fund. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.

      Shares of the Trust sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to BISYS and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Financial Institutions and reflected in the account statements provided by the Financial Institutions to Customers.

      Depending upon the terms of a particular Customer account, the Financial Institutions may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Equity Funds. Information concerning these services and any charges can be obtained from the Financial Institutions.

      Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services.

      There is no sales charge imposed by the Trust in connection with the purchase of Shares of the Institutional Money Market Fund.

      Shares of the Institutional Money Market Fund are purchased at the appropriate net asset value per Share next determined after receipt by BISYS of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by BISYS only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors use federal funds to purchase Shares.

      Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. In the case of Shares held of record by Financial Institutions but beneficially owned by a Customer, confirmations of purchases, exchanges, and redemptions of Shares by a Financial Institution will be sent to the Customer by the Financial Institution. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

      If an Account Registration Form has been previously received by BISYS, investors may also purchase Class A Shares and Class B Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

      AUTOMATIC INVESTMENT PLAN. To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "Redemption By Mail" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory Agreement and each Sub-Advisory Agreement, the Advisor determines, subject to the general supervision of the Board and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, Bond Funds, and Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Advisor and Sub-Advisor generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

      Allocation of transactions, including their frequency, to various dealers is determined by the Advisor and the Sub-Advisor in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor. Such information may be useful to the Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out their obligations to the Trust.

      Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Advisor or Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and each Sub-Advisory Agreement, in making investment recommendations for the Trust, the Advisor or Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Advisor or Sub-Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor or Sub-Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

      During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                                      JULY 31, 2004 JULY 31, 2003 JULY 31, 2002
                                      ------------- ------------- -------------
Balanced Fund......................                      $477,746     $134,087
Enhanced Market Fund...............                      $113,402      $34,709
Value Fund.........................                    $4,552,346   $2,841,739
Select Equity Fund.................                       $31,699      $11,940
Small Cap Fund.....................                                   $854,961
                                                       $1,036,613
International Equity Fund..........                      $165,543     $723,846
Mid Cap Fund.......................                      $229,156     $191,277
Capital Growth Fund................                    $1,348,139     $900,096
Large Cap Fund.....................                      $166,779     $239,292

      During the fiscal year ended July 31, 2004, the following Funds have acquired securities of its regular brokers or dealers, or of their parents. The aggregate holdings of the securities of each issuer for each Fund are as follows:

                                NAME OF REGULAR BROKER
FUND                            OR DEALER                 AGGREGATE HOLDINGS



CUSTODIAN

      AmSouth serves as custodian to each Fund, except the International Equity Fund, pursuant to a Custodial Services Agreement with the Funds. The Bank of New York ("BNY"), located at 100 Church Street, New York, NY 10028 serves as custodian to the International Equity Fund pursuant to a Custody Agreement with the Fund.

      As custodians, AmSouth and BNY's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES.

      BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as transfer agent to each Fund pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly owned subsidiary of The BISYS Group, Inc.

      ASO Services Company ("Fund Accountant") provides fund accounting services to each Fund pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Fund Accountant receives a fee from each Fund at the annual rate of 0.02% of such Fund's average daily net assets, plus out-of-pocket expenses.

INDEPENDENT AUDITOR

      Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, OH 43215 is independent auditor to the Trust.

LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, DC 20036, is counsel to the Trust.

                             PERFORMANCE INFORMATION

DESCRIPTION OF SHARES

      The Declaration of Trust authorizes the Board to: (1) issue an unlimited number of Shares, which are units of beneficial interest; and (2) divide or redivide any unissued Shares into one or more additional series.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

      Each Share is entitled to one vote (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, Shares shall be voted by individual series, (ii) when the Board has determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, (iii) when pertaining to the Shareholder Servicing Plan, and (iv) when pertaining to the Distribution Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees.

SHAREHOLDER LIABILITY

      Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

      As used in this SAI, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of Shares in that Group, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Board. The Board may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board and will be in accordance with generally accepted accounting principles. Determinations by the Board as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

PROXY VOTING POLICY

      On June 18, 2003, the Board adopted a Proxy Voting Policy for the Trust with respect to voting proxies relating to portfolio securities held by the Funds. The Board has delegated to the Advisor, who may in turn delegate such responsibility to a Sub-Advisor, (each the "Delegate") the responsibility to vote proxies related to the securities held in the portfolios of the Funds. Under this authority, the Delegate is required to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Trust's Proxy Voting Policy requires that the Board annually review the policies, procedures and other guidelines for voting proxies (collectively "Proxy Policies") for each Delegate. The Trust's Proxy Voting Policy also requires each Delegate to report annually with respect to all proxies it has received for action. The report will show all proxies voted in a manner inconsistent with the Delegate's Proxy Policies or not voted. With respect to proxies identified as involving a conflict of interest, the Delegate will submit a report indicating the nature of the conflict and how it was resolved.

      The Delegates have implemented written Proxy Policies that describe how the Delegate will vote proxies relating to certain proposals. The Proxy Policies are designed to reasonably ensure that proxies are voted prudently and in the best interest of their advisory clients for whom they have voting authority, including the Funds, as appropriate. The Proxy Policies also describe how the Delegates will address any conflicts that may arise between their interests and those of their clients with respect to proxy voting. The Proxy Policies ensure that each Delegate will maintain records relating to the voting of proxies. Each Delegate retains final authority and fiduciary responsibility for proxy voting.

      Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll-free 1-800-451-8382 and (2) on the SEC's website at HTTP://WWW.SEC.GOV.

DELIVERY OF SHAREHOLDER DOCUMENTS

      In an effort to reduce the cost associated with the printing and mailing of Prospectuses and Shareholder Reports as well as reduce the likelihood of Shareholders receiving duplicative mailings, the Funds intend to mail only one Prospectus and Shareholder Report to Shareholders having the same last name and residing at a common address. If a Shareholder wishes to receive separate copies of the Prospectuses and Shareholder Reports, he or she should call toll-free 1-800-451-8382. The Funds will begin delivering individual copies thirty days after receiving such a request.

REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

      Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

      The financial information appearing in the Prospectuses under "Financial Highlights" has been derived from financial statements of the Trust incorporated by reference into this SAI which have been audited by Ernst & Young LLP, independent auditors for the Trust, or other independent auditors, as set forth in Ernst & Young LLP's report incorporated by reference herein.

CONTROL PERSONS

      As of November __, 2004, the trustees and officers of the Trust, as a group, owned less than 1% of each Class of Shares of any of the AmSouth Funds. The information in the following table shows, to the best of the knowledge of AmSouth Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class as of November __, 2004. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to control that Fund under the 1940 Act.

                                    APPENDIX

      The nationally recognized statistical ratings organizations ("NRSROs") that the Funds may utilize with regard to portfolio investments include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), Fitch Ratings ("Fitch"), and Thomson Bank Watch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that the Funds may utilize and the description of each NRSRO's ratings are as of the date of this SAI and may subsequently change.

      LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

      Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba        Bonds  which are rated Ba are  judged  to have  speculative  elements;
          their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification);

AAA      An  obligation   rated  'AAA'  has  the  highest  rating   assigned  by
         Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Description of the three highest long-term debt ratings by Fitch IBCA;

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

      Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           o     Leading market positions in well-established industries
           o     High rates of return on funds employed
           o Conservative capitalization structure with moderate reliance on debt and ample asset protection
           o Broad margins in earnings coverage of fixed financial charges and high internal cash generation
           o Well-established access to a range of financial markets and assured sources of alternate liquidity

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

      Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

      BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 -- The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 -- The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                  AmSouth Funds
                            Part C: Other Information

Item 22. Exhibits
-----------------

(a) Amended and Restated Declaration of Trust of the Registrant, dated as of March 19, 2003.(11)

(b)   (1)  Bylaws of the Registrant.(7)

      (2)  Amendment No. 1 to the Registrant's Bylaws.(7)

(c) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII and IX of the Registrant's Amended and Restated Declaration of Trust and Articles 9 and 11 of the Registrant's Bylaws.

(d) (1) Amended and Restated Investment Advisory Agreement as of October 1, 2003 between the Registrant and AmSouth Asset Management Inc.(12)


           (a) Amendment dated June 16, 2004 to the Amended and Restated Investment Advisory Agreement dated as of October 1, 2003 between the Registrant and AmSouth Asset Management, Inc.(13)


      (2) Amended and Restated Sub-Advisory Agreement as of October 1, 2003 between AmSouth Asset Management, Inc. and Sawgrass Asset Management, LLC with respect to AmSouth Small Cap Fund.(12)

      (3) Amended and Restated Sub-Advisory Agreement as of October 1, 2003 between AmSouth Asset Management, Inc. and OakBrook Investments, LLC with respect to AmSouth Select Equity Fund and AmSouth Enhanced Market Fund.(12)

      (4) Amended and Restated Sub-Advisory Agreement as of October 1, 2003 between AmSouth Asset Management, Inc. and OakBrook Investments, LLC with respect to AmSouth Mid Cap Fund.(12)

      (5) Amended and Restated Sub-Advisory Agreement as of October 1, 2003 between AmSouth Asset Management, Inc. and Dimensional Fund Advisors Inc. with respect to AmSouth International Equity Fund.(12)

(e)   (1)  Distribution Agreement dated as of July 16, 1997 between the
           Registrant and BISYS Fund Services Limited Partnership.(3)

           (a) Amended Schedules A, B, C and D dated November 23, 1999 and March 13, 2000 to the Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership.(4)

           (b) Amendment to Distribution Agreement dated June 27, 2001 between the Registrant and BISYS Fund Services Limited Partnership.(9)


           (c) Amendment No. 2 dated July 24, 2002 to the Distribution Agreement between the Registrant and BISYS Fund Services, L.P.
                (13)


      (2) Dealer Agreement between The Winsbury Company and AmSouth Investment Services, Inc.(8)

      (3) Dealer Agreement between The Winsbury Company and National Financial Services Corporation.(8)

      (4)  Dealer Agreement between The Winsbury Company and AmSouth Bank
           N.A.(8)

(f) Copies of all bonus, profit sharing, pension or other similar contracts - none.

(g)   (1)  (a)  Custody Agreement dated as of April 17, 1997 between the
                Registrant and AmSouth Bank.(2)

           (b) Amended Schedule A dated December 18, 2001 to the Custody Agreement between Registrant and AmSouth Bank.(9)

      (2) Custody Agreement dated November 19, 2002 between AmSouth Funds and The Bank of New York with respect to AmSouth International Equity Fund.(10)

      (3) Foreign Custody Manager Agreement dated November 19, 2002 between AmSouth Funds and The Bank of New York with respect to AmSouth International Equity Fund.(10)

(h)   (1)  Management and Administration Agreement dated as of January 1, 2001 between the Registrant and ASO Services Company, Inc.(10)

           (a) Amendment dated June 27, 2001 to the Management and Administration Agreement.(9)


           (b) Amendment dated June 30, 2004 to the Management and Administration Agreement.(13)


      (2) Sub-Administration Agreement dated January 1, 2001 between ASO Services Company, Inc. and BISYS Fund Services Ohio, Inc.(10)

           (a) Amendment dated June 27, 2001 to the Sub-Administration Agreement.(9)

      (3) Sub-Administration Agreement dated January 1, 2001 between ASO Services Company, Inc. and AmSouth Bank.(10)

           (a) Amendment dated June 27, 2001 to the Sub-Administration Agreement.(9)

      (4) Transfer Agency Agreement dated January 1, 2001 between the Registrant and BISYS Fund Services Ohio, Inc.(10)

           (a)  Amendment dated June 27, 2001 to the Transfer Agency
                Agreement.(9)

           (b) First Amendment dated July 24, 2002 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.(10)

           (c) Second Amendment dated July 24, 2002 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.(12)


           (d) Second Amendment dated June 30, 2004 to Transfer Agency Agreement.(13)


      (5) Fund Accounting Agreement dated January 1, 2001 between the Registrant and ASO Services Company, Inc.(10)

           (a) Amendment dated June 30, 2004 to the Fund Accounting Agreement between the Registrant and ASO Services Company, Inc. (to be filed).

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the shares being registered (to be filed).

(j)   Consent of Ernst & Young LLP. (to be filed).

(k)   Omitted financial statements - none

(l)   (1)  Purchase Agreement dated July 29, 1988 between the Registrant and
           Winsbury Associates.(10)

      (2) Purchase Agreement between the Registrant and Winsbury Associates dated October 31, 1991.(10)

      (3) Purchase Agreement dated September 30, 1993 between the Registrant and Winsbury Associates with respect to the Alabama Tax-Free Fund and the Government Income Fund.(10)

      (4) Purchase Agreement between Registrant and Winsbury Services Corporation with respect to the Florida Tax-Free Fund.(10)

(m)   (1)  Shareholder Servicing Plan dated March 20, 1996 as amended November
           23, 1999.(9)

      (2) Form of Amended Schedule I dated October 4, 2000 to the Shareholder Servicing Plan.(5)

      (3) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995.(1)

      (4) Form of Distribution and Shareholder Services Plan dated March 12, 1997 as amended and restated on September 23, 2003 (to be filed)

(n) Multiple Class Plan for AmSouth Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of November 23, 1999 and as amended on December 17, 2002. 12

(p)   (1)  AmSouth Funds' Code of Ethics(4)

      (2)  BISYS Fund Services' Code of Ethics(4)

      (3)  Sawgrass Asset Management, LLC's Code of Ethics(5)

      (4)  OakBrook Investments, LLC's Code of Ethics(5)

      (5) AmSouth Asset Management, Inc.'s (formerly named Five Points Capital Advisors, Inc.) Code of Ethics(6)

      (6)  Dimensional Fund Advisors Inc.'s Code of Ethics(10)

----------

1. Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 31, 1996.

2. Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 3, 1997.

3. Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 1997.

4. Incorporated by reference from the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 13, 2000.

5. Incorporated by reference from the Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 29, 2000.

6. Incorporated by reference from the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2001.

7. Incorporated by reference from the Registrant's Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on March 22, 2002.

8. Incorporated by reference from the Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on June 24, 2002.

9. Incorporated by reference from the Registrant's Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A, Registration No. 33-21660, filed with the Securities and Exchange Commission on October 1, 2002.

10. Incorporated by reference from the Registrant's Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A, Registration No. 33-21660, filed with the Securities and Exchange Commission on November 27, 2002.

11. Incorporated by reference from the Registrant's Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, Registration No. 33-21660, filed with the Securities and Exchange Commission on October 1, 2003.

12. Incorporated by reference from the Registrant's Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, Registration No. 33-21660, filed with the Securities and Exchange Commission on December 1, 2003.

13. Incorporated by reference from the Registrant's Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, Registration No. 33-21660, filed with the Securities and Exchange Commission on October 1, 2004.
----------


Item 23.   Persons Controlled by or Under Common Control with Registrant
------------------------------------------------------------------------

As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrants' Value Fund, Capital Growth Fund, Large Cap Fund, Mid Cap Fund, Small Cap Fund, Balanced Fund, Select Equity Fund, Enhanced Market Fund, International Equity Fund, Strategic
Portfolios: Aggressive Growth Portfolio, Strategic Portfolios: Growth Portfolio, Strategic Portfolios: Growth and Income Portfolio, Strategic Portfolios:
Moderate Growth and Income Portfolio, High Quality Bond Fund, Limited Term Bond Fund, Government Income Fund, High Quality Municipal Bond Fund, Florida Tax-Exempt Fund, Tennessee Tax-Exempt Fund, Prime Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Treasury Reserve Money Market Fund and Institutional Prime Obligations Money Market Fund.


Item 24.   Indemnification
--------------------------

Article VIII, Sections 1 and 2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

                            Trustees, Officers, etc.
                            ------------------------

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

                               Compromise Payment
                               ------------------

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person on any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 1.12 of the Distribution Agreement with the Registrant's principal underwriter states as follows:

Distributor agrees to indemnify, defend and hold the Trust, its several officers and Trustees and any person who controls the Trust within the meaning of Section 15 of the Securities Act of 1933, as amended, free and harmless from and against any and all claims, demands, liabilities and expenses (including the costs of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its officers or Trustees or any such controlling person, may incur under the Securities Act of 1933, as amended, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, its officers or Trustees or such controlling person resulting from such claims or demands, shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by Distributor to the Trust and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by Distributor to the Trust required to be stated in such answers or necessary to make such information not misleading. Distributor's agreement to indemnify the Trust, its officers and Trustees, and any such controlling person, as aforesaid, is expressly conditioned upon Distributor's being notified of any action brought against the Trust, its officers or Trustees, or any such controlling person, such notification to be given by letter or telegram addressed to Distributor at its principal office in Columbus, Ohio, and sent to Distributor by the person against whom such action is brought, within 10 days after the summons or other first legal process shall have been served. Distributor shall have the right of first control of the defense of such action, with counsel of its own choosing, satisfactory to the Trust, if such action is based solely upon such alleged misstatement or omission on Distributor's part, and in any other event the Trust, its officers or Trustees or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure to so notify Distributor of any such action shall not relieve Distributor from any liability which Distributor may have to the Trust, its officers or Trustees, or to such controlling person by reason of any such untrue or alleged untrue statement, or omission or alleged omission, otherwise than on account of Distributor's indemnity agreement contained in this paragraph 1.12.

In addition, the Registrant maintains a directors and officers liability insurance policy with a maximum coverage of $15,000,000.

Item 25.   Business and Other Connections of the Investment Advisor
-------------------------------------------------------------------

AmSouth Asset Management, Inc.
------------------------------

AmSouth Asset Management, Inc. ("AAMI"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203 is the investment advisor for the Funds. As of July 31, 2004 AAMI had over $___ billion in assets under management. AAMI is a wholly-owned subsidiary of AmSouth Bank. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2004, AmSouth Bank had over $____ billion in assets under discretionary management and provided custody services for an additional $_____ billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of July 31, 2004 of $_____ billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee. Additional information about AAMI may be found in its Form ADV filed with the Securities and Exchange Commission on July 21, 2004.

There is set forth below information as to any other business, vocation or employment of a substantial nature in which each director or senior officer of the Registrant's investment advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

-------------------------------------------------------------------------------------------------
Name and Position with AAMI                     Other business, profession, vocation or
                                                employment
-------------------------------------------------------------------------------------------------
Joseph T. Keating, Chairman of the Board        Chairman of the Board, AmSouth Investment
(January 2002 to Present) and Manager           Management Company LLC. (January 2002 to
                                                Present); Senior Vice President, Chief
                                                Investment Officer and Head of Asset Management
                                                of AmSouth Bank (October 2001 to Present)
                                                Chief Market Strategist and Chief Fixed Income
                                                Officer of Fifth Third Bank (October 1987 to
                                                September/October 2001).
-------------------------------------------------------------------------------------------------
Geoffrey A. von Kuhn, Manager (January 2002     Director, AmSouth Investment Management Company
to Present)                                     LLC. (Janaury 2002 to Present); Senior
                                                Executive Vice President, AmSouth
                                                Bancorporation and Head of Wealth Management
                                                Group (October 2001 to Present); Head of U.S.
                                                Private Bank, Citigroup (April 2000 to April
                                                2001); Senior Managing Director and Vice
                                                Chairman, Banc One Capital Markets (February
                                                1998 to April 2000).
-------------------------------------------------------------------------------------------------
Michael C. Daniel, Manager (Janauary 2002 to    Director, AmSouth Investment Management Company
Present)                                        LLC (January 2002 to Present); Senior Vice
                                                President and Chief Operating Officer of
                                                AmSouth Bank (September 2001 to Present);
                                                Senior Vice President and Senior Managing
                                                Director, Mortgage Specialized Services, Bank
                                                One, Dallas, TX, (January 1998 to August 2001.
-------------------------------------------------------------------------------------------------
Brian B. Sullivan, Vice President (January      Vice President, AmSouth Investment Management
1996 to Present), President (August 1996 to     Company LLC (January 2002 to Present);
January 2002)                                   President of Five Points Capital Advisors, Inc.
                                                (August 1996 to January 2002); Senior Vice
                                                President and Chief Fixed Income Officer,
                                                AmSouth Bank (August 1982 to Present)
-------------------------------------------------------------------------------------------------
John W. Travis, Secretary and Compliance        Secretary and Compliance Officer of AmSouth
Officer (January 2002 to Present)               Investment Management Company LLC (January 2002
                                                to Present); Senior Vice President and Wealth
                                                Management Compliance Officer, AmSouth Bank
                                                (October 1999 to Present); Licensed Principal,
                                                AmSouth Investment Services, Inc. (February
                                                2000 to Present)
-------------------------------------------------------------------------------------------------
David Parks, Senior Vice President/Chief        Chief Financial Office of AmSouth Investment
Financial Officer/Wealth Management Group       Management LLC (June 2003 to present), Vice
(June 2003 to Present)                          President Wealth Management Group Finance (1997
                                                to Present)
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
Ronald Eric Lindquist, Vice President           Senior Vice President-Asset Management, AmSouth
(January 2004 to Present)                       Bank (December 1996 to Present)
-------------------------------------------------------------------------------------------------
John Mark McKenzie, Vice President              Senior Vice President, AmSouth Bank (March 1988
(January 2004 to Present)                       to Present)
-------------------------------------------------------------------------------------------------
Hunting Folger Deutsch, Director                Manager, AmSouth Investment Management Company
(February 2004 to Present)                      LLC (July 2003 to Present); Senior Vice President
                                                Wealth Management, AmSouth Investment Services,
                                                Inc. (July 2003 to Present)
-------------------------------------------------------------------------------------------------
Thomas John Torio, Vice President               Member, Investment Policy Committee, AmSouth
(February 2004 to Present)                      Investment Management Company LLC (February 2004
                                                to Present); Manager Client Services, AmSouth
                                                Bank (December 2002 to Present)
-------------------------------------------------------------------------------------------------
Donald William Korn, Vice President             Director of Endowment and Foundation Sales,
(February 2004 to Present)                      AmSouth Bank (May 2002 to March 2003)
-------------------------------------------------------------------------------------------------
Joan M. Guerin, Compliance Officer              Compliance Officer, AmSouth Investment Management
(July 2004 to Present)                          Company, LLC (July 2004 to Present); Senior Vice
                                                President, Chief Operating Officer, Chief
                                                Financial Officer, AmSouth Investment Services,
                                                Inc. (June 2003 to Present)
-------------------------------------------------------------------------------------------------
Carol Ward Deckbar, Vice President              Senior Vice President, AmSouth Bank (November
(July 2004 to Present)                          2002 to Present); Senior Vice President, AmSouth
                                                Investment Services, Inc. (November 2002 to
                                                Present)
-------------------------------------------------------------------------------------------------
John Preston Boston, Vice President             Senior Vice President, AmSouth Bank
(July 2004 to Present
-------------------------------------------------------------------------------------------------


Sawgrass Asset Management, LLC
------------------------------

      Sawgrass Asset Management, LLC ("Sawgrass") serves as the investment sub-advisor to the AmSouth Small Cap Fund. Sawgrass is 50% owned by AmSouth Bank and 50% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Suite 20, Jacksonville Beach, FL 32250.

      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Position with Sawgrass          Other business, profession,
Asset Management, LLC                    vocation or employment
--------------------------------------------------------------------------------
Dean E. McQuiddy, Principal              None
--------------------------------------------------------------------------------
Andrew M. Cantor, Principal              None
--------------------------------------------------------------------------------
Brian K. Monroe, Principal
 and Director of Sales/Marketing         None
--------------------------------------------------------------------------------


OakBrook Investments, LLC
-------------------------

      OakBrook Investments, LLC ("OakBrook") serves as the investment sub-advisor to the AmSouth Enhanced Market Fund, the AmSouth Select Equity Fund and the AmSouth Mid Cap Fund. OakBrook is 50% owned by AmSouth Bank, the parent company of the Advisor and 50% jointly owned by Neil Wright, Janna L. Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has it principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of the Registrant's sub-advisor is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Position with                            Other business, profession,
OakBrook Investments, LLC                         vocation or employment

--------------------------------------------------------------------------------
Neil R. Wright, President and                     None
Chief Investment Officer

--------------------------------------------------------------------------------
Janna L. Sampson, Director of Portfolio           None
Management and Administration

--------------------------------------------------------------------------------
Peter M. Jankovskis, Director of Research and     None
Product Development
--------------------------------------------------------------------------------

Dimensional Fund Advisors Inc.
------------------------------

Dimensional Fund Advisors, Inc. ("Dimensional") is the sub-advisor of the AmSouth International Equity Fund. Dimensional has a history of money management dating from 1981. As of September 30, 2002m Dimensional had approximately $32 billion of assets under management. DFA is located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

In addition to the registrant, Dimensional also serves as sub-advisor for certain other registered investment companies. Dimensional is also the investment manager for four registered open-end investment companies, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. Dimensional is engaged in the business of providing investment advice primarily to institutional investors. Additional information as to Dimensional and its business and the directors and officers of Dimensional is included in Dimensional's Form ADV filed with the Securities and Exchange Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of Dimensional and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

Item 26.   Principal Underwriters
---------------------------------

(a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

American Independence Funds Trust       HSBC Advisor Funds Trust            Old Westbury Funds, Inc.
American Performance Funds              HSBC Investor Funds                 Pacific Capital Funds
AmSouth Funds                           HSBC Investor Portfolios            STI Classic Funds
BB&T Funds                              The Infinity Mutual Funds, Inc.     STI Classic Variable Trust
The Coventry Group                      Kensington Funds                    USAllianz Variable Insurance Products Trust
The Eureka Funds                        LEADER Mutual Funds                 Variable Insurance Funds
First Focus Funds, Inc.                 Legacy Funds Group                  Vintage Mutual Funds, Inc.
The Hirtle Callaghan Trust              MMA Praxis Mutual Funds

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer St., 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b)   Information about Directors and Officers of BISYS is as follows:

-------------------------------------------------------------------------------------------------
        Name and Address            Positions with Underwriter         Positions with Fund
-------------------------------------------------------------------------------------------------
BISYS Fund Services Ohio, Inc.    Sole Limited Partner            None
3435 Stelzer Road
Columbus, Ohio  43219
-------------------------------------------------------------------------------------------------
BISYS Fund Services, Inc.*        Sole General Partner            None
3435 Stelzer Road
Columbus, Ohio  43219
-------------------------------------------------------------------------------------------------

* Richard F. Froio - Executive Representative and Supervising Principal William J. Tomko - Supervising Principal, Columbus OSJ


(c)   Not applicable.

Item 27.   Location of Accounts and Records
-------------------------------------------

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)   AmSouth Funds
      3435 Stelzer Road
      Columbus, Ohio  43219
      Attention:  Secretary
      (Registrant)

(2)   AmSouth Bank
      1901 Sixth Avenue - North
      Birmingham, Alabama 35203
      Attention:  Custodian
      (Custodian)

(3)   BISYS Fund Services Limited Partnership
      3435 Stelzer Road
      Columbus, Ohio  43219

      BISYS Fund Services Limited Partnership
      60 State Street, Suite 1300
      Boston, Massachusetts  02109
      (Distributor)

(4)   ASO Services Company
      3435 Stelzer Road
      Columbus, Ohio  43219
      (Administrator)


(5)   BISYS Fund Services, Inc.
      3435 Stelzer Road
      Columbus, Ohio  43219
      (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting
       Services)

(6)   AmSouth Asset Management, Inc.
      (formerly known as Five Points Capital Advisors, Inc.)
      1901 6th Avenue North, Suite 620
      Birmingham, AL  35203
      (Investment Advisor)

(7)   Sawgrass Asset Management, LLC
      1579 The Greens Way, Suite 20
      Jacksonville Beach, Florida  32250
      (Sub-Advisor to the AmSouth Small Cap Fund)

(8)   OakBrook Investments, LLC
      701 Warrenville Road, Suite 335
      Lisle, Illinois  60532
      (Sub-Advisor to the AmSouth Enhanced Market Fund, the AmSouth Select Equity Fund and the AmSouth Mid Cap Fund)

(9)   Dimensional Fund Advisors Inc.
      1299 Ocean Avenue, 11th Floor
      Santa Monica, CA  90401
      (Sub-Advisor to the AmSouth International Equity Fund)

Item 28.   Management Services
------------------------------

None.

Item 29.   Undertakings
-----------------------

None

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A to be signed on its behalf, in the City of Washington, District of Columbia on this 12th day of October, 2004.

                                        AMSOUTH FUNDS



                                        By:  /s/ J. David Huber *
                                             ---------------------------------
                                             J. David Huber, Chairman

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title               Date
---------                               -----               ----


/s/ J.David Huber *                     Chairman            October 12, 2004
-----------------------------
J. David Huber


/s/ John F. Calvano *                   President           October 12, 2004
-----------------------------
John F. Calvano


/s/ Trent Statczar*                     Treasurer           October 12, 2004
----------------------
Trent Statczar

/s/ James H. Woodward, Jr. *            Trustee             October 12, 2004
----------------------------
James H. Woodward, Jr.


/s/ Wendell D. Cleaver*                 Trustee             October 12, 2004
-----------------------------
Wendell D. Cleaver


/s/ Dick D. Briggs, Jr.*                Trustee             October 12, 2004
-----------------------------
Dick D. Briggs, Jr.

/s/ Edward P. Farley*                   Trustee             October 12, 2004
----------------------
Edward P. Farley


/s/ Geoffrey A. von Kuhn *              Trustee             October 12, 2004
-----------------------------
Geoffrey A. von Kuhn


/s/ Robert J. McMullan ***              Trustee             October 12, 2004
-----------------------------
Robert J. McMullan


/s/ Samuel W. Jackson **                Trustee             October 12, 2004
---------------------
Samuel W. Jackson

* Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Powers of Attorney filed in Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A filed on October 1, 2002, Edgar Accession No. 0000898432-02-000680, and Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A filed on October 1, 2003, Edgar Accession No. 0000898432-03-000944.

** Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Power of Attorney filed in Post-Effective Amendment No. 40 filed on December 1, 2003, Edgar Accession No. 0000898432-03-01201.

*** Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Power of Attorney filed on October 1, 2004, Edgar Accession No. 0000898432-04-000766.